UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Ann Marie Halter

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2017

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® STOXX® US ESG Impact Index Fund

FlexShares® STOXX® Global ESG Impact Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2017 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

ASSETS
Securities, at cost	$734,254,148	$742,368,422	$380,184,469	$—
Affiliate securities, at cost	436,057	—	—	19,060,940
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	115,193,771	14,244,988	1,502,212	—

Securities, at value	1,025,704,198	798,600,814	431,801,550	—
Affiliate securities, at value	645,660	—	—	20,201,209
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	115,203,273	14,245,458	1,502,212	—
Cash	8,470,277	2,527,097	7,380,037	1,919
Cash segregated at broker*	1,394,613	766,933	383,474	—
Foreign cash†	—	2,947,118	5,319,727	—
Restricted cash**	—	11,462	—	—
Due from Authorized Participant	—	—	966,968	—
Unrealized appreciation on forward foreign currency contracts	—	101,882	6,167	147,768
Receivables:
Dividends and interest	858,370	4,395,529	434,199	—
Securities lending income	65,130	68,576	7,472	—
Capital shares issued	5,034,376	—	—	—
Investment adviser	53,548	36,762	17,499	798
Securities sold	—	458,596	71	—
Variation margin	105,264	114,862	17,447	—

Total Assets	1,157,534,709	824,275,089	447,836,823	20,351,694

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	21,797	5,874	152,377
Payables:
Cash collateral received from securities loaned	115,207,632	14,247,723	1,502,212	—
Deferred compensation (Note 7)	44,953	30,484	14,248	175
Investment advisory fees (Note 4)	211,548	252,816	206,171	1,236
Trustee fees (Note 7)	8,595	6,278	3,251	623
Securities purchased	4,976,124	—	9,759,320	—
Deferred non-US capital gains taxes	—	—	432,718	—
Due to Authorized Participant	—	11,462	—	—
Variation margin	—	—	—	—
Other	9,000	120,000	150,000	—

Total Liabilities	120,457,852	14,690,560	12,073,794	154,411

Net Assets	$1,037,076,857	$809,584,529	$435,763,029	$20,197,283

NET ASSETS CONSIST OF:
Paid-in capital	$756,024,274	$791,276,393	$413,345,032	$18,849,293
Undistributed (accumulated) net investment income (loss)	2,374,701	3,673,751	(54,228)	(1,516)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(13,136,405)	(41,807,489)	(28,904,235)	213,846
Net unrealized appreciation (depreciation) on:
Investments	291,659,653	56,232,392	51,184,363	1,140,269
Securities lending	9,502	470	—	—
Futures contracts	145,132	131,927	166,894	—
Forward foreign currency contracts and foreign currency translations	—	77,085	25,203	(4,609)

Net Assets	$1,037,076,857	$809,584,529	$435,763,029	$20,197,283

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	10,300,001	13,200,001	8,400,001	750,001
Net Asset Value	$100.69	$61.33	$51.88	$26.93

† Cost of foreign cash	$—	$2,919,929	$5,309,224	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Impact Index Fund	FlexShares® STOXX® Global ESG Impact Index Fund

ASSETS
Securities, at cost	$—	$23,145,539	$7,801,347	$7,410,677
Affiliate securities, at cost	34,003,999	—	—	—
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value	—	23,471,290	8,379,485	8,354,511
Affiliate securities, at value	42,205,777	—	—	—
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	586	22,345	31,363	25,959
Cash segregated at broker*	—	—	983	6,519
Foreign cash†	—	—	—	31,070
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	132,990	—	—	—
Receivables:
Dividends and interest	—	18,437	11,831	18,600
Securities lending income	—	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	1,446	671	556	603
Securities sold	—	—	—	—
Variation margin	—	—	—	1,612

Total Assets	42,340,799	23,512,743	8,424,218	8,438,874

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	92,994	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	656	186	71	95
Investment advisory fees (Note 4)	3,223	6,438	2,202	2,888
Trustee fees (Note 7)	790	485	485	508
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	—	—
Other	—	2,500	750	—

Total Liabilities	97,663	9,609	3,508	3,491

Net Assets	$42,243,136	$23,503,134	$8,420,710	$8,435,383

NET ASSETS CONSIST OF:
Paid-in capital	$36,236,200	$22,651,738	$7,803,734	$7,500,187
Undistributed (accumulated) net investment income (loss)	(9,193)	39,544	16,864	28,595
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(2,225,645)	486,101	21,974	(39,528)
Net unrealized appreciation (depreciation) on:
Investments	8,201,778	325,751	578,138	943,834
Securities lending	—	—	—	—
Futures contracts	—	—	—	1,913
Forward foreign currency contracts and foreign currency translations	39,996	—	—	382

Net Assets	$42,243,136	$23,503,134	$8,420,710	$8,435,383

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,525,001	800,001	150,001	100,001
Net Asset Value	$27.70	$29.38	$56.14	$84.35

† Cost of foreign cash	$—	$—	$—	$30,817

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

ASSETS
Securities, at cost	$4,301,484,657	$798,072,973	$186,636,890	$—
Affiliate securities, at cost	—	—	—	2,564,945
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	154,213,225	47,396,601	4,036,575	—

Securities, at value	4,373,418,912	865,850,670	202,896,131	—
Affiliate securities, at value	—	—	—	2,673,702
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	154,226,357	47,398,921	4,037,074	—
Cash	9,898,744	3,577,015	984,742	1,783
Cash segregated at broker*	2,607,145	443,157	304,420	—
Foreign cash†	21,107,042	1,849,856	835,442	—
Restricted cash**	2,623,882	—	—	—
Due from Authorized Participant	51,403	—	—	—
Unrealized appreciation on forward foreign currency contracts	295,195	47,328	—	—
Receivables:
Dividends and interest	5,421,174	1,991,070	627,811	—
Securities lending income	255,568	25,366	6,171	—
Capital shares issued	21,913,147	—	—	—
Investment adviser	197,693	27,689	8,122	561
Securities sold	130,060	—	—	254,231
Variation margin	18,904	80,661	34,428	—

Total Assets	4,592,165,226	921,291,733	209,734,341	2,930,277

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	210,398	34,627	—	—
Payables:
Cash collateral received from securities loaned	154,224,604	47,397,378	4,039,473	—
Deferred compensation (Note 7)	171,805	21,382	5,952	37
Investment advisory fees (Note 4)	1,639,125	326,033	76,485	315
Trustee fees (Note 7)	25,888	6,307	2,170	524
Securities purchased	46,584,482	—	—	254,601
Deferred non-US capital gains taxes	1,117,798	—	—	—
Due to Authorized Participant	2,623,882	—	—	—
Variation margin	—	—	—	—
Other	57,000	18,000	4,000	—

Total Liabilities	206,654,982	47,803,727	4,128,080	255,477

Net Assets	$4,385,510,244	$873,488,006	$205,606,261	$2,674,800

NET ASSETS CONSIST OF:
Paid-in capital	$4,867,654,724	$827,980,252	$192,103,574	$2,564,667
Undistributed (accumulated) net investment income (loss)	11,954,074	2,474,041	493,174	(406)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(565,240,232)	(24,832,701)	(3,292,957)	1,782
Net unrealized appreciation (depreciation) on:
Investments	70,816,457	67,777,697	16,259,241	108,757
Securities lending	13,132	2,320	499	—
Futures contracts	128,636	83,798	36,225	—
Forward foreign currency contracts and foreign currency translations	183,453	2,599	6,505	—

Net Assets	$4,385,510,244	$873,488,006	$205,606,261	$2,674,800

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	150,100,001	19,000,001	3,500,001	100,001
Net Asset Value	$29.22	$45.97	$58.74	$26.75

† Cost of foreign cash	$20,864,235	$1,852,608	$829,061	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

ASSETS
Securities, at cost	$1,463,987,332	$262,832,717	$58,443,155	$647,778,981
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	137,274,051	26,394,240	2,189,439	6,864,231

Securities, at value	1,683,662,428	301,219,013	66,658,698	696,121,380
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	137,284,651	26,396,267	2,189,439	6,864,231
Cash	9,700,377	3,867,241	1,037,428	2,607,886
Cash segregated at broker*	893,223	252,722	69,374	835,063
Foreign cash†	—	—	—	4,335,134
Restricted cash**	—	—	—	174,990
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	93,165
Receivables:
Dividends and interest	1,861,011	322,676	96,496	2,807,222
Securities lending income	117,535	8,165	238	104,653
Capital shares issued	—	—	—	—
Investment adviser	60,776	11,909	4,663	22,373
Securities sold	—	—	—	—
Variation margin	78,387	26,377	7,492	170,736

Total Assets	1,833,658,388	332,104,370	70,063,828	714,136,833

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	85,378
Payables:
Cash collateral received from securities loaned	137,357,805	26,396,870	2,189,156	6,864,089
Deferred compensation (Note 7)	46,784	8,897	3,390	17,838
Investment advisory fees (Note 4)	514,732	92,640	20,728	263,945
Trustee fees (Note 7)	13,992	3,012	1,273	4,535
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	—	—	130,229
Due to Authorized Participant	—	—	—	174,990
Variation margin	—	—	—	—
Other	16,750	4,500	750	45,000

Total Liabilities	137,950,063	26,505,919	2,215,297	7,586,004

Net Assets	$1,695,708,325	$305,598,451	$67,848,531	$706,550,829

NET ASSETS CONSIST OF:
Paid-in capital	$1,424,766,409	$266,161,732	$60,968,515	$716,824,793
Undistributed (accumulated) net investment income (loss)	6,014,591	1,037,483	246,878	5,767,779
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	45,135,934	(23,054)	(1,590,722)	(64,521,515)
Net unrealized appreciation (depreciation) on:
Investments	219,675,096	38,386,296	8,215,543	48,212,170
Securities lending	10,600	2,027	—	—
Futures contracts	105,695	33,967	8,317	183,465
Forward foreign currency contracts and foreign currency translations	—	—	—	84,137

Net Assets	$1,695,708,325	$305,598,451	$67,848,531	$706,550,829

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	41,400,001	7,600,001	1,700,001	28,600,001
Net Asset Value	$40.96	$40.21	$39.91	$24.70

† Cost of foreign cash	$—	$—	$—	$4,284,035

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$77,370,105	$52,919,927	$2,007,703,843	$760,199,875
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	2,504,854	1,116,788	—	—

Securities, at value	81,501,726	56,651,737	2,012,300,244	765,018,128
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	2,504,854	1,116,788	—	—
Cash	27,459	171,773	917,942	73,670
Cash segregated at broker*	99,032	36,696	—	—
Foreign cash†	1,070,663	381,003	—	—
Restricted cash**	—	9,371	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	488	—	—	—
Receivables:
Dividends and interest	365,500	241,794	3,890,580	973,529
Securities lending income	11,646	8,878	—	—
Capital shares issued	4,757,789	—	—	—
Investment adviser	4,606	2,416	148,419	45,470
Securities sold	4,798	—	207,620,514	115,943,675
Variation margin	44,564	27,541	—	—

Total Assets	90,393,125	58,647,997	2,224,877,699	882,054,472

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	83	—	—	—
Payables:
Cash collateral received from securities loaned	2,504,854	1,116,788	—	—
Deferred compensation (Note 7)	3,445	1,634	131,277	39,254
Investment advisory fees (Note 4)	30,309	21,552	332,122	125,014
Trustee fees (Note 7)	1,161	782	17,142	6,216
Securities purchased	4,571,332	—	206,644,264	115,966,734
Deferred non-US capital gains taxes	28,246	40,524	—	—
Due to Authorized Participant	—	9,371	—	—
Variation margin	—	—	—	—
Other	—	10,000	—	—

Total Liabilities	7,139,430	1,200,651	207,124,805	116,137,218

Net Assets	$83,253,695	$57,447,346	$2,017,752,894	$765,917,254

NET ASSETS CONSIST OF:
Paid-in capital	$93,321,483	$61,224,821	$2,041,613,121	$766,478,305
Undistributed (accumulated) net investment income (loss)	708,875	439,648	5,434,422	2,305,753
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(14,943,603)	(7,944,638)	(33,891,050)	(7,685,057)
Net unrealized appreciation (depreciation) on:
Investments	4,103,375	3,691,286	4,596,401	4,818,253
Securities lending	—	—	—	—
Futures contracts	48,343	29,161	—	—
Forward foreign currency contracts and foreign currency translations	15,222	7,068	—	—

Net Assets	$83,253,695	$57,447,346	$2,017,752,894	$765,917,254

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	3,500,001	2,200,001	81,354,000	30,300,001
Net Asset Value	$23.79	$26.11	$24.80	$25.28

† Cost of foreign cash	$1,057,776	$373,959	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$36,230,781	$39,769,253	$9,973,730	$161,549,048
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	10,000,000
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value	35,896,473	39,831,403	9,987,948	161,790,027
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	10,000,000
Securities Lending Reinvestments, at value	—	—	—	—
Cash	1,067,806	68,395	191,209	2,907,088
Cash segregated at broker*	—	—	—	—
Foreign cash†	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	114,772	332,306	125,692	459,264
Securities lending income	—	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	1,828	1,662	899	6,789
Securities sold	—	5,241,163	704,824	612,713
Variation margin	—	—	—	—

Total Assets	37,080,879	45,474,929	11,010,572	175,775,881

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	1,001	831	277	5,012
Investment advisory fees (Note 4)	5,901	7,338	1,898	34,565
Trustee fees (Note 7)	827	831	622	1,777
Securities purchased	908,707	4,952,298	699,675	2,000,000
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	—	—
Other	1,200	—	500	1,400

Total Liabilities	917,636	4,961,298	702,972	2,042,754

Net Assets	$36,163,243	$40,513,631	$10,307,600	$173,733,127

NET ASSETS CONSIST OF:
Paid-in capital	$37,531,770	$40,443,731	$10,397,841	$173,377,270
Undistributed (accumulated) net investment income (loss)	(193,931)	83,823	35,501	151,296
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(840,288)	(76,073)	(139,960)	(36,418)
Net unrealized appreciation (depreciation) on:
Investments	(334,308)	62,150	14,218	240,979
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts and foreign currency translations	—	—	—	—

Net Assets	$36,163,243	$40,513,631	$10,307,600	$173,733,127

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,500,001	800,001	200,001	2,300,001
Net Asset Value	$24.11	$50.64	$51.54	$75.54

† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$313,229
Affiliate securities, at cost	2,716,155
Repurchase Agreements, at cost	—
Securities Lending Reinvestments, at cost	—

Securities, at value	316,437
Affiliate securities, at value	2,713,304
Repurchase Agreements, at value	—
Securities Lending Reinvestments, at value	—
Cash	82,295
Cash segregated at broker*	3,055
Foreign cash†	—
Restricted cash**	—
Due from Authorized Participant	—
Unrealized appreciation on forward foreign currency contracts	—
Receivables:
Dividends and interest	—
Securities lending income	—
Capital shares issued	—
Investment adviser	553
Securities sold	—
Variation margin	—

Total Assets	3,115,644

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—
Payables:
Cash collateral received from securities loaned	—
Deferred compensation (Note 7)	25
Investment advisory fees (Note 4)	453
Trustee fees (Note 7)	528
Securities purchased	—
Deferred non-US capital gains taxes	—
Due to Authorized Participant	—
Variation margin	3,164
Other	—

Total Liabilities	4,170

Net Assets	$3,111,474

NET ASSETS CONSIST OF:
Paid-in capital	$3,121,277
Undistributed (accumulated) net investment income (loss)	(8,501)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	1,516
Net unrealized appreciation (depreciation) on:
Investments	357
Securities lending	—
Futures contracts	(3,175)
Forward foreign currency contracts and foreign currency translations	—

Net Assets	$3,111,474

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	125,001
Net Asset Value	$24.89

† Cost of foreign cash	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the six months or period ended April 30, 2017 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$9,690,734	$10,843,078	$3,384,046	$—
Dividend income received from affiliate	5,227	—	—	91,862
Interest income	228	—	767	—
Securities lending income (net of fees) (Note 2)	348,443	352,562	45,596	—
Foreign withholding tax on dividends	(1,989)	(1,279,208)	(320,522)	—
Foreign withholding tax on interest	—	—	(5)	—

Total Investment Income	10,042,643	9,916,432	3,109,882	91,862

EXPENSES
Deferred compensation (Note 7)	2,639	1,850	935	54
Investment advisory fees	1,198,721	1,351,716	1,028,349	35,655
Trustee fees (Note 7)	26,120	19,047	10,087	1,451

Total Gross Expenses Before Fees Reimbursed	1,227,480	1,372,613	1,039,371	37,160

Less:
Deferred compensation reimbursed (Note 7)	(2,639)	(1,850)	(935)	(54)
Investment advisory fees reimbursed (Note 4)	—	—	—	(31,101)
Trustee fees reimbursed (Note 7)	(26,120)	(19,047)	(10,087)	(1,451)

Total Net Expenses	1,198,721	1,351,716	1,028,349	4,554

Net Investment Income (Loss)	8,843,922	8,564,716	2,081,533	87,308

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	(509)
Investments in securities	480,102	925,208	1,465,729 (1)	—
In-kind redemptions on investments in affiliated securities	3,259	—	—	815,491
In-kind redemptions on investments in securities	4,650,707	—	—	—
Futures contracts	1,732,013	670,984	(10,942)	—
Foreign currency transactions	—	(258,191)	(64,085)	(576,800)

Net Realized Gain (Loss)	6,866,081	1,338,001	1,390,702	238,182

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	111,412,923 (2)	67,184,802	31,510,018 (3)	1,162,480 (4)
Securities lending	7,950	470	—	—
Futures contracts	384,849	(23,330)	177,863	—
Forward foreign currency contracts	—	32,394	4,538	(10,917)
Translation of other assets and liabilities denominated in foreign currencies	—	196,682	23,382	—

Net Change in Unrealized Appreciation (Depreciation)	111,805,722	67,391,018	31,715,801	1,151,563

Net Realized and Unrealized Gain (Loss)	118,671,803	68,729,019	33,106,503	1,389,745

Net Increase (Decrease) in Net Assets Resulting from Operations	$127,515,725	$77,293,735	$35,188,036	$1,477,053

(1)	Net of non-US capital gains tax of $66,461.

(2)	Includes $114,757 change in unrealized appreciation on investments in affiliates.

(3)	Net of deferred non-US capital gains tax of $159,739.

(4)	Includes $1,162,480 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

Statements of Operations (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Impact Index Fund	FlexShares® STOXX® Global ESG Impact Index Fund

INVESTMENT INCOME
Dividend income	$—	$117,054	$69,329	$109,229
Dividend income received from affiliate	232,844	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	—	—	—	—
Foreign withholding tax on dividends	—	—	—	(5,914)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	232,844	117,054	69,329	103,315

EXPENSES
Deferred compensation (Note 7)	97	23	15	21
Investment advisory fees	116,482	18,536	9,988	16,662
Trustee fees (Note 7)	1,945	1,239	1,119	1,165

Total Gross Expenses Before Fees Reimbursed	118,524	19,798	11,122	17,848

Less:
Deferred compensation reimbursed (Note 7)	(97)	(23)	(15)	(21)
Investment advisory fees reimbursed (Note 4)	(106,190)	—	—	—
Trustee fees reimbursed (Note 7)	(1,945)	(1,239)	(1,119)	(1,165)

Total Net Expenses	10,292	18,536	9,988	16,662

Net Investment Income (Loss)	222,552	98,518	59,341	86,653

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	(4,720)	—	—	—
Investments in securities	—	375	50,742	8,435
In-kind redemptions on investments in affiliated securities	348,676	—	—	—
In-kind redemptions on investments in securities	—	511,317	—	—
Futures contracts	(308)	—	(17)	6,818
Foreign currency transactions	(876,229)	—	—	(1,167)

Net Realized Gain (Loss)	(532,581)	511,692	50,725	14,086

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	3,075,079 (1)	229,457	564,420	854,514
Securities lending	—	—	—	—
Futures contracts	—	—	—	1,882
Forward foreign currency contracts	129,439	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	1,056

Net Change in Unrealized Appreciation (Depreciation)	3,204,518	229,457	564,420	857,452

Net Realized and Unrealized Gain (Loss)	2,671,937	741,149	615,145	871,538

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,894,489	$839,667	$674,486	$958,191

(1)	Includes $3,075,079 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

INVESTMENT INCOME
Dividend income	$51,099,245	$10,195,211		$3,825,763	$—
Dividend income received from affiliate	—	—		—	22,660
Interest income	—	—		—	—
Securities lending income (net of fees) (Note 2)	724,712	145,088		29,646	—
Foreign withholding tax on dividends	(3,525,641)	(484,778)		(137,190)	—
Foreign withholding tax on interest	—	—		—	—

Total Investment Income	48,298,316	9,855,521		3,718,219	22,660

EXPENSES
Deferred compensation (Note 7)	10,624	1,951		513	4
Investment advisory fees	8,662,240	1,723,478		438,713	4,830
Trustee fees (Note 7)	94,795	19,553		6,058	1,071

Total Gross Expenses Before Fees Reimbursed	8,767,659	1,744,982		445,284	5,905

Less:
Deferred compensation reimbursed (Note 7)	(10,624)	(1,951)		(513)	(4)
Investment advisory fees reimbursed (Note 4)	—	—		—	(3,811)
Trustee fees reimbursed (Note 7)	(94,795)	(19,553)		(6,058)	(1,071)

Total Net Expenses	8,662,240	1,723,478		438,713	1,019

Net Investment Income (Loss)	39,636,076	8,132,043		3,279,506	21,641

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—		—	1,833
Investments in securities	(220,536,702)	(9,290,145	)(1)	(2,268,538)	—
In-kind redemptions on investments in affiliated securities	—	—		—	—
In-kind redemptions on investments in securities	—	—		—	—
Futures contracts	1,480,278	625,933		187,214	—
Foreign currency transactions	(557,010)	(37,166)		(5,636)	—

Net Realized Gain (Loss)	(219,613,434)	(8,701,378)		(2,086,960)	1,833

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	408,147,764 (2)	53,053,685		8,616,870	82,886 (3)
Securities lending	11,013	1,823		499	—
Futures contracts	(18,033)	55,129		39,332	—
Forward foreign currency contracts	157,739	16,499		(10,935)	—
Translation of other assets and liabilities denominated in foreign currencies	346,183	8,087		21,893	—

Net Change in Unrealized Appreciation (Depreciation)	408,644,666	53,135,223		8,667,659	82,886

Net Realized and Unrealized Gain (Loss)	189,031,232	44,433,845		6,580,699	84,719

Net Increase (Decrease) in Net Assets Resulting from Operations	$228,667,308	$52,565,888		$9,860,205	$106,360

(1)	Net of non-US capital gains tax of $1,343.

(2)	Net of deferred non-US capital gains tax of $758,888.

(3)	Includes $82,886 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$29,636,427	$4,867,646	$1,142,656	$13,085,179
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	317,935	44,354	3,349	245,609
Foreign withholding tax on dividends	—	—	—	(1,023,541)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	29,954,362	4,912,000	1,146,005	12,307,247

EXPENSES
Deferred compensation (Note 7)	4,458	765	186	1,522
Investment advisory fees	2,994,252	520,927	120,699	1,336,449
Trustee fees (Note 7)	43,041	8,696	3,191	15,085

Total Gross Expenses Before Fees Reimbursed	3,041,751	530,388	124,076	1,353,056

Less:
Deferred compensation reimbursed (Note 7)	(4,458)	(765)	(186)	(1,522)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(43,041)	(8,696)	(3,191)	(15,085)

Total Net Expenses	2,994,252	520,927	120,699	1,336,449

Net Investment Income (Loss)	26,960,110	4,391,073	1,025,306	10,970,798

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	—
Investments in securities	19,198,675	1,899,291	1,850,857	3,250,957
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	36,976,052	480,325	396,083	—
Futures contracts	1,507,726	283,180	94,401	466,498
Foreign currency transactions	—	—	—	(203,084)

Net Realized Gain (Loss)	57,682,453	2,662,796	2,341,341	3,514,371

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	92,869,759	21,096,113	5,063,596	50,134,005 (1)
Securities lending	9,421	1,944	—	—
Futures contracts	133,081	52,290	9,552	96,560
Forward foreign currency contracts	—	—	—	20,901
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	113,928

Net Change in Unrealized Appreciation (Depreciation)	93,012,261	21,150,347	5,073,148	50,365,394

Net Realized and Unrealized Gain (Loss)	150,694,714	23,813,143	7,414,489	53,879,765

Net Increase (Decrease) in Net Assets Resulting from Operations	$177,654,824	$28,204,216	$8,439,795	$64,850,563

(1)	Net of deferred non-US capital gains tax of $228,114.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

INVESTMENT INCOME
Dividend income	$1,798,530		$890,739	$—	$—
Dividend income received from affiliate	—		—	—	—
Interest income	—		—	19,408,842	8,562,195
Securities lending income (net of fees) (Note 2)	32,908		15,608	—	—
Foreign withholding tax on dividends	(173,095)		(69,385)	—	—
Foreign withholding tax on interest	—		—	—	—

Total Investment Income	1,658,343		836,962	19,408,842	8,562,195

EXPENSES
Deferred compensation (Note 7)	193		109	5,057	1,878
Investment advisory fees	174,654		91,154	1,903,263	698,629
Trustee fees (Note 7)	2,918		1,960	50,664	19,190

Total Gross Expenses Before Fees Reimbursed	177,765		93,223	1,958,984	719,697

Less:
Deferred compensation reimbursed (Note 7)	(193)		(109)	(5,057)	(1,878)
Investment advisory fees reimbursed (Note 4)	—		—	—	—
Trustee fees reimbursed (Note 7)	(2,918)		(1,960)	(50,664)	(19,190)

Total Net Expenses	174,654		91,154	1,903,263	698,629

Net Investment Income (Loss)	1,483,689		745,808	17,505,579	7,863,566

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—		—	—	—
Investments in securities	(818,572	)(1)	173,850	305,361	363,866
In-kind redemptions on investments in affiliated securities	—		—	—	—
In-kind redemptions on investments in securities	304,893		—	193,678	60,855
Futures contracts	38,265		22,415	—	—
Foreign currency transactions	(42,728)		(21,279)	—	—

Net Realized Gain (Loss)	(518,142)		174,986	499,039	424,721

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	5,124,108	(2)	3,916,097 (3)	(7,198,670)	(6,630,871)
Securities lending	—		—	—	—
Futures contracts	77,001		33,919	—	—
Forward foreign currency contracts	(15,171)		—	—	—
Translation of other assets and liabilities denominated in foreign currencies	25,057		11,117	—	—

Net Change in Unrealized Appreciation (Depreciation)	5,210,995		3,961,133	(7,198,670)	(6,630,871)

Net Realized and Unrealized Gain (Loss)	4,692,853		4,136,119	(6,699,631)	(6,206,150)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,176,542		$4,881,927	$10,805,948	$1,657,416

(1)	Net of non-US capital gains tax of $14,415.

(2)	Net of deferred non-US capital gains tax of $51,874.

(3)	Net of deferred non-US capital gains tax of $21,862.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Dividend income received from affiliate	—	—	—	—
Interest income	315,021	506,268	264,652	931,472
Securities lending income (net of fees) (Note 2)	—	—	—	—
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	315,021	506,268	264,652	931,472

EXPENSES
Deferred compensation (Note 7)	90	101	33	416
Investment advisory fees	35,613	41,683	13,495	182,875
Trustee fees (Note 7)	1,956	1,998	1,361	5,151

Total Gross Expenses Before Fees Reimbursed	37,659	43,782	14,889	188,442

Less:
Deferred compensation reimbursed (Note 7)	(90)	(101)	(33)	(416)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(1,956)	(1,998)	(1,361)	(5,151)

Total Net Expenses	35,613	41,683	13,495	182,875

Net Investment Income (Loss)	279,408	464,585	251,157	748,597

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	—
Investments in securities	(195,698)	(75,975)	(138,797)	(21,604)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	5,615

Net Realized Gain (Loss)	(195,698)	(75,975)	(138,797)	(15,989)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(556,364)	(350,421)	(310,737)	21,284
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(556,364)	(350,421)	(310,737)	21,284

Net Realized and Unrealized Gain (Loss)	(752,062)	(426,396)	(449,534)	5,295

Net Increase (Decrease) in Net Assets Resulting from Operations	$(472,654)	$38,189	$(198,377)	$753,892

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

FlexShares® Core Select Bond Fund
November 18, 2016* through April 30, 2017

INVESTMENT INCOME
Dividend income	$2,693
Dividend income received from affiliate	28,774
Interest income	42
Securities lending income (net of fees) (Note 2)	—
Foreign withholding tax on dividends	—
Foreign withholding tax on interest	—

Total Investment Income	31,509

EXPENSES
Deferred compensation (Note 7)	10
Investment advisory fees	4,718
Trustee fees (Note 7)	999

Total Gross Expenses Before Fees Reimbursed	5,727

Less:
Deferred compensation reimbursed (Note 7)	(10)
Investment advisory fees reimbursed (Note 4)	(2,481)
Trustee fees reimbursed (Note 7)	(999)

Total Net Expenses	2,237

Net Investment Income (Loss)	29,272

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	(6,653)
Investments in securities	9,442
In-kind redemptions on investments in affiliated securities	—
In-kind redemptions on investments in securities	—
Futures contracts	(1,273)
Foreign currency transactions	—

Net Realized Gain (Loss)	1,516

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	357 (1)
Securities lending	—
Futures contracts	(3,175)
Forward foreign currency contracts	—
Translation of other assets and liabilities denominated in foreign currencies	—

Net Change in Unrealized Appreciation (Depreciation)	(2,818)

Net Realized and Unrealized Gain (Loss)	(1,302)

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,970

*	Commencement of investment operations.

(1)	Includes $(2,851) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$8,843,922	$14,675,449	$8,564,716	$16,831,830
Net realized gain (loss)	6,866,081	2,099,141	1,338,001	(25,219,251)
Net change in unrealized appreciation (depreciation)	111,805,722	17,449,410	67,391,018	12,138,170

Net Increase (Decrease) in Net Assets
Resulting from Operations	127,515,725	34,224,000	77,293,735	3,750,749

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(8,267,847)	(23,680,309)	(6,711,825)	(26,820,980)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(8,267,847)	(23,680,309)	(6,711,825)	(26,820,980)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	97,320,136	71,388,673	116,104,129	75,780,815
Cost of shares redeemed	(9,743,835)	(13,137,147)	—	—

Net Increase (Decrease) from Capital Transactions	87,576,301	58,251,526	116,104,129	75,780,815

Total Increase (Decrease) in Net Assets	206,824,179	68,795,217	186,686,039	52,710,584

NET ASSETS
Beginning of Period	$830,252,678	$761,457,461	$622,898,490	$570,187,906

End of Period	$1,037,076,857	$830,252,678	$809,584,529	$622,898,490

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$2,374,701	$1,798,626	$3,673,751	$1,820,860

SHARE TRANSACTIONS
Beginning of period	9,400,001	8,750,001	11,200,001	9,800,001
Shares issued	—	—	—	—
Shares issued in-kind	1,000,000	800,000	2,000,000	1,400,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(100,000)	(150,000)	—	—

Shares Outstanding, End of Period	10,300,001	9,400,001	13,200,001	11,200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	November 9, 2015* through October 31, 2016

OPERATIONS
Net investment income (loss)	$2,081,533	$5,588,955	$87,308	$123,620
Net realized gain (loss)	1,390,702	(11,637,175)	238,182	(39,805)
Net change in unrealized appreciation (depreciation)	31,715,801	38,215,837	1,151,563	(15,903)

Net Increase (Decrease) in Net Assets
Resulting from Operations	35,188,036	32,167,617	1,477,053	67,912

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,200,521)	(8,605,953)	(88,824)	(108,151)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	(15,681)

Total distributions	(2,200,521)	(8,605,953)	(88,824)	(123,832)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	103,424,585	77,716,540	25,850,396	1,150,789
Cost of shares redeemed	—	—	(10,636,236)	—

Net Increase (Decrease) from Capital Transactions	103,424,585	77,716,540	15,214,160	1,150,789

Total Increase (Decrease) in Net Assets	136,412,100	101,278,204	16,602,389	1,094,869

NET ASSETS
Beginning of Period	$299,350,929	$198,072,725	$3,594,894	$2,500,025 (2)

End of Period	$435,763,029	$299,350,929	$20,197,283	$3,594,894

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(54,228)	$64,760	$(1,516)	$—

SHARE TRANSACTIONS
Beginning of period	6,300,001	4,400,001	150,001	100,001 (2)
Shares issued	—	—	—	—
Shares issued in-kind	2,100,000	1,900,000	1,000,000	50,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(400,000)	—

Shares Outstanding, End of Period	8,400,001	6,300,001	750,001	150,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

Statements of Changes in Net Assets (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund		FlexShares® US Quality Large Cap Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	November 9, 2015* through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$222,552	$524,446	$98,518	$75,245
Net realized gain (loss)	(532,581)	(1,370,683)	511,692	(23,697)
Net change in unrealized appreciation (depreciation)	3,204,518	5,037,256	229,457	(64,809)

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,894,489	4,191,019	839,667	(13,261)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(231,745)	(526,177)	(70,754)	(66,564)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(231,745)	(526,177)	(70,754)	(66,564)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	7,345,981	28,704,696	20,398,860	3,955,342
Cost of shares redeemed	(1,332,763)	(1,302,389)	(4,202,464)	—

Net Increase (Decrease) from Capital Transactions	6,013,218	27,402,307	16,196,396	3,955,342

Total Increase (Decrease) in Net Assets	8,675,962	31,067,149	16,965,309	3,875,517

NET ASSETS
Beginning of Period	$33,567,174	$2,500,025 (2)	$6,537,825	$2,662,308

End of Period	$42,243,136	$33,567,174	$23,503,134	$6,537,825

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(9,193)	$—	$39,544	$11,780

SHARE TRANSACTIONS
Beginning of period	1,300,001	100,001 (2)	250,001	100,001
Shares issued	—	—	—	—
Shares issued in-kind	275,000	1,250,000	700,000	150,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	(50,000)	(150,000)	—

Shares Outstanding, End of Period	1,525,001	1,300,001	800,001	250,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® US ESG Impact Index Fund		FlexShares® STOXX® Global ESG Impact Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	July 13, 2016* through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	July 13, 2016* through October 31, 2016

OPERATIONS
Net investment income (loss)	$59,341	$27,398	$86,653	$40,729
Net realized gain (loss)	50,725	(28,751)	14,086	(54,431)
Net change in unrealized appreciation (depreciation)	564,420	13,718	857,452	88,677

Net Increase (Decrease) in Net Assets
Resulting from Operations	674,486	12,365	958,191	74,975

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(53,614)	(16,261)	(74,712)	(23,258)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(53,614)	(16,261)	(74,712)	(23,258)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,803,684	—	—	—
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) from Capital Transactions	2,803,684	—	—	—

Total Increase (Decrease) in Net Assets	3,424,556	(3,896)	883,479	51,717

NET ASSETS
Beginning of Period	$4,996,154	$5,000,050 (2)	$7,551,904	$7,500,187 (2)

End of Period	$8,420,710	$4,996,154	$8,435,383	$7,551,904

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$16,864	$11,137	$28,595	$16,654

SHARE TRANSACTIONS
Beginning of period	100,001	100,001 (2)	100,001	100,001 (2)
Shares issued	—	—	—	—
Shares issued in-kind	50,000	—	—	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	150,001	100,001	100,001	100,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$39,636,076	$45,169,139	$8,132,043	$18,287,364
Net realized gain (loss)	(219,613,434)	(208,836,420)	(8,701,378)	(10,070,968)
Net change in unrealized appreciation (depreciation)	408,644,666	433,140,156	53,135,223	14,845,917

Net Increase (Decrease) in Net Assets
Resulting from Operations	228,667,308	269,472,875	52,565,888	23,062,313

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(28,696,784)	(106,484,737)	(9,367,227)	(15,592,983)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(28,696,784)	(106,484,737)	(9,367,227)	(15,592,983)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,363,527,299	1,137,205,075	160,613,696	194,525,272
Cost of shares redeemed	—	(482,415,109)	—	—

Net Increase (Decrease) from Capital Transactions	1,363,527,299	654,789,966	160,613,696	194,525,272

Total Increase (Decrease) in Net Assets	1,563,497,823	817,778,104	203,812,357	201,994,602

NET ASSETS
Beginning of Period	$2,822,012,421	$2,004,234,317	$669,675,649	$467,681,047

End of Period	$4,385,510,244	$2,822,012,421	$873,488,006	$669,675,649

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$11,954,074	$1,014,782	$2,474,041	$3,709,225

SHARE TRANSACTIONS
Beginning of period	103,000,001	78,550,001	15,400,001	10,800,001
Shares issued	—	—	—	—
Shares issued in-kind	47,100,000	44,400,000	3,600,000	4,600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(19,950,000)	—	—

Shares Outstanding, End of Period	150,100,001	103,000,001	19,000,001	15,400,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Global Quality Real Estate Index Fund		FlexShares® Real Assets Allocation Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	November 23, 2015* through October 31, 2016

OPERATIONS
Net investment income (loss)	$3,279,506	$5,940,691	$21,641	$50,484
Net realized gain (loss)	(2,086,960)	(246,154)	1,833	(129,703)
Net change in unrealized appreciation (depreciation)	8,667,659	79,891	82,886	25,871

Net Increase (Decrease) in Net Assets
Resulting from Operations	9,860,205	5,774,428	106,360	(53,348)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,150,989)	(5,281,042)	(22,047)	(50,647)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(4,150,989)	(5,281,042)	(22,047)	(50,647)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,848,273	64,371,563	1,308,869	—
Cost of shares redeemed	—	—	—	(1,114,412)

Net Increase (Decrease) from Capital Transactions	2,848,273	64,371,563	1,308,869	(1,114,412)

Total Increase (Decrease) in Net Assets	8,557,489	64,864,949	1,393,182	(1,218,407)

NET ASSETS
Beginning of Period	$197,048,772	$132,183,823	$1,281,618	$2,500,025 (2)

End of Period	$205,606,261	$197,048,772	$2,674,800	$1,281,618

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$493,174	$1,364,657	$(406)	$—

SHARE TRANSACTIONS
Beginning of period	3,450,001	2,300,001	50,001	100,001 (2)
Shares issued	—	—	—	—
Shares issued in-kind	50,000	1,150,000	50,000	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	(50,000)

Shares Outstanding, End of Period	3,500,001	3,450,001	100,001	50,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$26,960,110	$38,657,601	$4,391,073	$6,553,115
Net realized gain (loss)	57,682,453	(2,805,032)	2,662,796	2,140,437
Net change in unrealized appreciation (depreciation)	93,012,261	75,490,272	21,150,347	3,599,717

Net Increase (Decrease) in Net Assets
Resulting from Operations	177,654,824	111,342,841	28,204,216	12,293,269

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(25,404,546)	(36,033,305)	(4,009,007)	(6,358,981)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(25,404,546)	(36,033,305)	(4,009,007)	(6,358,981)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	268,592,022	689,638,031	31,203,457	75,521,223
Cost of shares redeemed	(163,283,173)	(30,413,433)	(2,023,169)	(20,838,065)

Net Increase (Decrease) from Capital Transactions	105,308,849	659,224,598	29,180,288	54,683,158

Total Increase (Decrease) in Net Assets	257,559,127	734,534,134	53,375,497	60,617,446

NET ASSETS
Beginning of Period	$1,438,149,198	$703,615,064	$252,222,954	$191,605,508

End of Period	$1,695,708,325	$1,438,149,198	$305,598,451	$252,222,954

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$6,014,591	$4,459,027	$1,037,483	$655,417

SHARE TRANSACTIONS
Beginning of period	38,750,001	19,550,001	6,850,001	5,350,001
Shares issued	—	—	—	—
Shares issued in-kind	6,700,000	20,100,000	800,000	2,100,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(4,050,000)	(900,000)	(50,000)	(600,000)

Shares Outstanding, End of Period	41,400,001	38,750,001	7,600,001	6,850,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$1,025,306	$1,795,912	$10,970,798	$16,844,948
Net realized gain (loss)	2,341,341	(222,435)	3,514,371	(39,391,040)
Net change in unrealized appreciation (depreciation)	5,073,148	(477,041)	50,365,394	25,023,193

Net Increase (Decrease) in Net Assets
Resulting from Operations	8,439,795	1,096,436	64,850,563	2,477,101

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(916,385)	(2,065,822)	(6,614,964)	(15,734,887)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(916,385)	(2,065,822)	(6,614,964)	(15,734,887)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	9,329,699	3,533,491	152,265,238	151,444,186
Cost of shares redeemed	(1,983,467)	(23,389,058)	—	(72,726,279)

Net Increase (Decrease) from Capital Transactions	7,346,232	(19,855,567)	152,265,238	78,717,907

Total Increase (Decrease) in Net Assets	14,869,642	(20,824,953)	210,500,837	65,460,121

NET ASSETS
Beginning of Period	$52,978,889	$73,803,842	$496,049,992	$430,589,871

End of Period	$67,848,531	$52,978,889	$706,550,829	$496,049,992

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$246,878	$137,957	$5,767,779	$1,411,945

SHARE TRANSACTIONS
Beginning of period	1,500,001	2,100,001	22,100,001	18,700,001
Shares issued	—	—	—	—
Shares issued in-kind	250,000	100,000	6,500,000	6,800,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	(700,000)	—	(3,400,000)

Shares Outstanding, End of Period	1,700,001	1,500,001	28,600,001	22,100,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$1,483,689	$2,462,908	$745,808	$940,321
Net realized gain (loss)	(518,142)	(8,231,025)	174,986	(4,835,920)
Net change in unrealized appreciation (depreciation)	5,210,995	5,079,946	3,961,133	2,867,619

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,176,542	(688,171)	4,881,927	(1,027,980)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(850,669)	(2,582,926)	(306,160)	(959,493)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	(81,967)

Total distributions	(850,669)	(2,582,926)	(306,160)	(1,041,460)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	6,929,235	22,603,616	34,094,685	15,259,505
Cost of shares redeemed	(6,562,120)	(29,664,790)	—	(30,139,006)

Net Increase (Decrease) from Capital Transactions	367,115	(7,061,174)	34,094,685	(14,879,501)

Total Increase (Decrease) in Net Assets	5,692,988	(10,332,271)	38,670,452	(16,948,941)

NET ASSETS
Beginning of Period	$77,560,707	$87,892,978	$18,776,894	$35,725,835

End of Period	$83,253,695	$77,560,707	$57,447,346	$18,776,894

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$708,875	$75,855	$439,648	$—

SHARE TRANSACTIONS
Beginning of period	3,500,001	3,900,001	800,001	1,500,001
Shares issued	—	—	—	—
Shares issued in-kind	300,000	1,000,000	1,400,000	700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(300,000)	(1,400,000)	—	(1,400,000)

Shares Outstanding, End of Period	3,500,001	3,500,001	2,200,001	800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$17,505,579	$11,547,752	$7,863,566	$6,381,170
Net realized gain (loss)	499,039	5,046,030	424,721	2,388,690
Net change in unrealized appreciation (depreciation)	(7,198,670)	29,202,337	(6,630,871)	16,001,717

Net Increase (Decrease) in Net Assets
Resulting from Operations	10,805,948	45,796,119	1,657,416	24,771,577

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(12,071,157)	(11,547,752)	(5,557,813)	(6,381,170)
Net realized gain	—	—	—	—
Tax return of capital	—	(1,766,610)	—	(419,775)

Total distributions	(12,071,157)	(13,314,362)	(5,557,813)	(6,800,945)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	188,283,184	92,730,639	121,964,742	256,619,497
Cost of shares redeemed	(11,167,123)	(261,621,410)	(3,752,457)	(55,195,042)

Net Increase (Decrease) from Capital Transactions	177,116,061	(168,890,771)	118,212,285	201,424,455

Total Increase (Decrease) in Net Assets	175,850,852	(136,409,014)	114,311,888	219,395,087

NET ASSETS
Beginning of Period	$1,841,902,042	$1,978,311,056	$651,605,366	$432,210,279

End of Period	$2,017,752,894	$1,841,902,042	$765,917,254	$651,605,366

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$5,434,422	$—	$2,305,753	$—

SHARE TRANSACTIONS
Beginning of period	74,204,000	81,154,000	25,600,001	17,600,001
Shares issued	—	—	—	—
Shares issued in-kind	7,600,000	3,750,000	4,850,000	10,250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(450,000)	(10,700,000)	(150,000)	(2,250,000)

Shares Outstanding, End of Period	81,354,000	74,204,000	30,300,001	25,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$279,408	$599,584	$464,585	$619,619
Net realized gain (loss)	(195,698)	32,724	(75,975)	143,864
Net change in unrealized appreciation (depreciation)	(556,364)	258,325	(350,421)	391,732

Net Increase (Decrease) in Net Assets
Resulting from Operations	(472,654)	890,633	38,189	1,155,215

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(568,746)	(1,091,693)	(451,812)	(575,443)
Net realized gain	—	—	(138,136)	—
Tax return of capital	—	—	—	—

Total distributions	(568,746)	(1,091,693)	(589,948)	(575,443)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	3,610,548	18,637,435	5,024,786	22,880,229
Cost of shares redeemed	(8,469,309)	—	—	—

Net Increase (Decrease) from Capital Transactions	(4,858,761)	18,637,435	5,024,786	22,880,229

Total Increase (Decrease) in Net Assets	(5,900,161)	18,436,375	4,473,027	23,460,001

NET ASSETS
Beginning of Period	$42,063,404	$23,627,029	$36,040,604	$12,580,603

End of Period	$36,163,243	$42,063,404	$40,513,631	$36,040,604

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(193,931)	$95,407	$83,823	$71,050

SHARE TRANSACTIONS
Beginning of period	1,700,001	950,001	700,001	250,001
Shares issued	150,000	750,000	100,000	450,000
Shares issued in-kind	—	—	—	—
Shares redeemed	(350,000)	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	1,500,001	1,700,001	800,001	700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® Ready Access Variable Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

OPERATIONS
Net investment income (loss)	$251,157	$380,890	$748,597	$852,326
Net realized gain (loss)	(138,797)	169,457	(15,989)	(11,269)
Net change in unrealized appreciation (depreciation)	(310,737)	319,585	21,284	316,293

Net Increase (Decrease) in Net Assets
Resulting from Operations	(198,377)	869,932	753,892	1,157,350

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(259,648)	(360,107)	(684,789)	(816,654)
Net realized gain	(170,620)	—	—	(64,745)
Tax return of capital	—	—	—	—

Total distributions	(430,268)	(360,107)	(684,789)	(881,399)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	7,918,639	64,100,520	22,630,718
Cost of shares redeemed	(2,520,813)	—	—	(11,305,012)

Net Increase (Decrease) from Capital Transactions	(2,520,813)	7,918,639	64,100,520	11,325,706

Total Increase (Decrease) in Net Assets	(3,149,458)	8,428,464	64,169,623	11,601,657

NET ASSETS
Beginning of Period	$13,457,058	$5,028,594	$109,563,504	$97,961,847

End of Period	$10,307,600	$13,457,058	$173,733,127	$109,563,504

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$35,501	$43,992	$151,296	$87,488

SHARE TRANSACTIONS
Beginning of period	250,001	100,001	1,450,001	1,300,001
Shares issued	—	150,000	850,000	300,000
Shares issued in-kind	—	—	—	—
Shares redeemed	(50,000)	—	—	(50,000)
Shares redeemed in-kind	—	—	—	(100,000)

Shares Outstanding, End of Period	200,001	250,001	2,300,001	1,450,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

FlexShares® Core Select Bond Fund
November 18, 2016* through April 30, 2017

OPERATIONS
Net investment income (loss)	$29,272
Net realized gain (loss)	1,516
Net change in unrealized appreciation (depreciation)	(2,818)

Net Increase (Decrease) in Net Assets
Resulting from Operations	27,970

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(37,773)
Net realized gain	—
Tax return of capital	—

Total distributions	(37,773)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	621,252
Cost of shares redeemed	—

Net Increase (Decrease) from Capital Transactions	621,252

Total Increase (Decrease) in Net Assets	611,449

NET ASSETS
Beginning of Period	$2,500,025 (2)

End of Period	$3,111,474

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(8,501)

SHARE TRANSACTIONS
Beginning of period	100,001 (2)
Shares issued	—
Shares issued in-kind	25,000
Shares redeemed	—
Shares redeemed in-kind	—

Shares Outstanding, End of Period	125,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

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FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2017 (Unaudited)	$88.32	$0.89	(a)	$12.32	$13.21	$(0.84)	$—	$—	$(0.84)
Year ended October 31, 2016	87.02	1.65	(a)	2.33	3.98	(2.68)	—	—	(2.68)
Year ended October 31, 2015	86.19	1.58	(a)	0.42	2.00	(1.17)	—	—	(1.17)
Year ended October 31, 2014	76.56	1.16	(a)	9.26	10.42	(0.79)	—	—	(0.79)
Year ended October 31, 2013	58.70	1.09	(a)	17.43	18.52	(0.66)	—	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17	7.08	(0.12)	—	—	(0.12)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2017 (Unaudited)	55.62	0.71	(a)	5.58	6.29	(0.58)	—	—	(0.58)
Year ended October 31, 2016	58.18	1.59	(a)	(1.55)	0.04	(2.60)	—	—	(2.60)
Year ended October 31, 2015	60.74	1.51	(a)	(2.27)	(0.76)	(1.80)	—	—	(1.80)
Year ended October 31, 2014	61.95	1.80	(a)	(2.29)	(0.49)	(0.72)	—	—	(0.72)
Year ended October 31, 2013	49.31	1.35	(a)	11.40	12.75	(0.11)	—	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)	(0.69)	—	—	—	—

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2017 (Unaudited)	47.52	0.29	(a)	4.39	4.68	(0.32)	—	—	(0.32)
Year ended October 31, 2016	45.02	0.97	(a)	3.10	4.07	(1.57)	—	—	(1.57)
Year ended October 31, 2015	52.75	0.92	(a)	(7.65)	(6.73)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	52.92	1.03	(a)	(0.77)	0.26	(0.43)	—	—	(0.43)
Year ended October 31, 2013	49.60	1.03	(a)	2.34	3.37	(0.05)	—	—	(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)	(0.40)	—	—	—	—

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Six Months ended April 30, 2017 (Unaudited)	23.97	0.14	(a)	3.08	3.22	(0.26)	—	—	(0.26)
For the period 11/09/15* through 10/31/16	25.00	1.04	(a)	(0.96)	0.08	(0.98)	—	(0.13)	(1.11)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$100.69	14.98%	14.88%	0.26%		0.25%		1.84%	1.84%	9%	$1,037,077
88.32	4.70	4.77	0.28		0.27		1.92	1.93	26	830,253
87.02	2.30	2.30	0.28		0.27		1.81	1.81	51	761,457
86.19	13.69	13.54	0.28		0.27		1.41	1.41	25	741,260
76.56	31.88	28.39	0.27		0.27		1.59	1.59	20	447,893
58.70	13.71	16.86	0.29		0.27		1.57	1.59	15	149,677

61.33	11.40	11.91	0.40		0.39		2.47	2.47	8	809,585
55.62	0.20	0.80	0.43		0.42		2.91	2.92	35	622,898
58.18	(1.26)	(2.34)	0.43		0.42		2.52	2.53	26	570,188
60.74	(0.81)	(0.80)	0.43		0.42		2.84	2.85	16	643,893
61.95	25.93	0.62	0.43		0.42		2.37	2.38	7	309,745
49.31	(1.40)	23.98	0.43		0.42		2.47	2.49	1	9,862

51.88	9.95	9.84	0.60		0.59		1.19	1.19	14	435,763
47.52	9.41	10.65	0.66		0.65		2.23	2.23	34	299,351
45.02	(12.91)	(13.43)	0.66		0.65		1.86	1.87	30	198,073
52.75	0.52	0.52	0.66		0.65		1.96	1.97	19	258,481
52.92	6.80	(14.20)	0.65		0.65		2.01	2.01	20	158,759
49.60	(0.80)	23.52	0.67		0.65		0.50	0.52	1	9,920

26.93	13.47	12.96	0.46	(i)	0.06	(i)	0.68	1.08	3	20,197
23.97	0.59	0.97	0.55	(i)	0.05	(i)	4.12	4.62	11	3,595

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Six Months ended April 30, 2017 (Unaudited)	$25.82	$0.16	(a)	$1.89		$2.05	$(0.17)	$—	$—	$(0.17)
For the period 11/09/15* through 10/31/16	25.00	0.59	(a)	1.10		1.69	(0.87)	—	—	(0.87)

FlexShares® US Quality Large Cap Index Fund
Six Months ended April 30, 2017 (Unaudited)	26.15	0.24	(a)	3.20		3.44	(0.21)	—	—	(0.21)
Year ended October 31, 2016	26.62	0.50	(a)	(0.47)		0.03	(0.50)	—	—	(0.50)
For the period 09/23/15* through 10/31/15	25.00	0.03	(a)	1.59		1.62	—	—	—	—

FlexShares® STOXX® US ESG Impact Index Fund
Six Months ended April 30, 2017 (Unaudited)	49.96	0.51	(a)	6.13		6.64	(0.46)	—	—	(0.46)
For the period 07/13/16* through 10/31/16	50.00	0.27	(a)	(0.15)		0.12	(0.16)	—	—	(0.16)

FlexShares® STOXX® Global ESG Impact Index Fund
Six Months ended April 30, 2017 (Unaudited)	75.52	0.87	(a)	8.71		9.58	(0.75)	—	—	(0.75)
For the period 07/13/16* through 10/31/16	75.00	0.41	(a)	0.34		0.75	(0.23)	—	—	(0.23)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2017 (Unaudited)	27.40	0.31	(a)	1.73		2.04	(0.22)	—	—	(0.22)
Year ended October 31, 2016	25.52	0.55	(a)	2.73		3.28	(1.40)	—	—	(1.40)
Year ended October 31, 2015	33.18	0.94	(a)	(7.74)		(6.80)	(0.86)	—	—	(0.86)
Year ended October 31, 2014	34.71	0.80	(a)	(1.63)		(0.83)	(0.70)	—	—	(0.70)
Year ended October 31, 2013	35.19	0.87	(a)	(0.98)		(0.11)	(0.37)	—	—	(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	—	(0.09)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$27.70	8.03%	7.37%	0.65	(i)%	0.06	(i)%	0.63%	1.22%	2%	$42,243
25.82	7.04	7.12	0.72	(i)	0.05	(i)	1.81	2.47	4	33,567

29.38	13.17	13.17	0.34		0.32		1.68	1.70	25	23,503
26.15	0.12	0.12	0.38		0.32		1.87	1.93	59	6,538
26.62	6.48	6.48	0.42		0.32		1.10	1.20	3	2,662

56.14	13.34	13.27	0.36		0.32		1.86	1.90	25	8,421
49.96	0.24	0.28	0.37		0.32		1.75	1.80	20	4,996

84.35	12.74	12.76	0.45		0.42		2.15	2.18	24	8,435
75.52	1.00	1.03	0.45		0.42		1.74	1.77	22	7,552

29.22	7.44	7.54	0.47		0.46		2.10	2.10	13	4,385,510
27.40	13.84	14.05	0.49		0.48		2.20	2.20	18	2,822,012
25.52	(20.97)	(21.05)	0.49		0.48		3.17	3.17	13	2,004,234
33.18	(2.44)	(2.44)	0.49		0.48		2.27	2.27	11	2,874,838
34.71	(0.33)	(0.61)	0.48		0.48		2.56	2.56	8	2,764,535
35.19	0.79	1.71	0.50		0.48		2.02	2.03	5	566,532

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2017 (Unaudited)	$43.49	$0.49	(a)	$2.57		$3.06	$(0.58)	$—	$—	$(0.58)
Year ended October 31, 2016	43.30	1.34	(a)	(0.02	)(g)	1.32	(1.13)	—	—	(1.13)
Year ended October 31, 2015	45.84	1.13	(a)	(2.67)		(1.54)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	41.62	1.73	(a)	3.65		5.38	(1.16)	—	—	(1.16)
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61		1.62	—	—	—	—

FlexShares® Global Quality Real Estate Index Fund
Six Months ended April 30, 2017 (Unaudited)	57.12	0.95	(a)	1.87		2.82	(1.20)	—	—	(1.20)
Year ended October 31, 2016	57.47	1.90	(a)	(0.58)		1.32	(1.67)	—	—	(1.67)
Year ended October 31, 2015	55.24	1.36	(a)	2.25		3.61	(1.38)	—	—	(1.38)
For the period 11/05/13* through 10/31/14	50.00	1.65	(a)	4.67		6.32	(1.08)	—	—	(1.08)

FlexShares® Real Assets Allocation Index Fund
Six Months ended April 30, 2017 (Unaudited)	25.63	0.33	(a)	1.19		1.52	(0.40)	—	—	(0.40)
For the period 11/23/15* through 10/31/16	25.00	0.86	(a)	0.51	(g)	1.37	(0.74)	—	—	(0.74)

FlexShares® Quality Dividend Index Fund
Six Months ended April 30, 2017 (Unaudited)	37.11	0.66	(a)	3.81		4.47	(0.62)	—	—	(0.62)
Year ended October 31, 2016	35.99	1.23	(a)	1.03		2.26	(1.14)	—	—	(1.14)
Year ended October 31, 2015	35.77	1.08	(a)	0.14		1.22	(1.00)	—	—	(1.00)
Year ended October 31, 2014	32.15	1.02	(a)	3.62		4.64	(1.02)	—	—	(1.02)
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78		7.61	(0.46)	—	—	(0.46)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$45.97	7.10%	7.13%	0.48%		0.47%		2.21%	2.22%	7%	$873,488
43.49	3.09	3.26	0.48		0.47		3.09	3.10	14	669,676
43.30	(3.40)	(4.03)	0.48		0.47		2.52	2.53	15	467,681
45.84	13.02	13.62	0.48		0.47		3.87	3.88	17	240,664
41.62	4.05	4.20	0.52		0.47		0.32	0.37	1	4,163

58.74	5.07	4.96	0.46		0.45		3.36	3.36	29	205,606
57.12	2.28	2.44	0.46		0.45		3.26	3.27	57	197,049
57.47	6.60	5.93	0.46		0.45		2.39	2.40	81	132,184
55.24	12.79	13.51	0.47		0.45		3.16	3.18	44	58,003

26.75	6.04	6.27	0.70	(i)	0.12	(i)	1.98	2.55	15	2,675
25.63	5.56	5.60	0.72	(i)	0.11	(i)	3.03	3.64	11	1,282

40.96	12.08	12.02	0.38		0.37		3.33	3.33	37	1,695,708
37.11	6.41	6.43	0.38		0.37		3.38	3.38	85	1,438,149
35.99	3.43	3.52	0.38		0.37		2.99	2.99	86	703,615
35.77	14.61	14.47	0.38		0.37		2.99	3.00	67	586,667
32.15	30.67	30.79	0.38		0.37		3.16	3.17	54	282,930

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2017 (Unaudited)	$36.82	$0.61	(a)	$3.34	$3.95	$(0.56)	$—	$—	$(0.56)
Year ended October 31, 2016	35.81	1.11	(a)	0.99	2.10	(1.09)	—	—	(1.09)
Year ended October 31, 2015	34.99	1.03	(a)	0.72	1.75	(0.93)	—	—	(0.93)
Year ended October 31, 2014	31.42	0.96	(a)	3.62	4.58	(1.01)	—	—	(1.01)
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05	6.84	(0.42)	—	—	(0.42)

FlexShares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2017 (Unaudited)	35.32	0.61	(a)	4.52	5.13	(0.54)	—	—	(0.54)
Year ended October 31, 2016	35.14	1.11	(a)	0.31 (g)	1.42	(1.24)	—	—	(1.24)
Year ended October 31, 2015	35.83	1.14	(a)	(0.82)	0.32	(1.01)	—	—	(1.01)
Year ended October 31, 2014	32.06	0.98	(a)	3.72	4.70	(0.93)	—	—	(0.93)
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77	7.61	(0.55)	—	—	(0.55)

FlexShares® International Quality Dividend Index Fund
Six Months ended April 30, 2017 (Unaudited)	22.45	0.44	(a)	2.08	2.52	(0.27)	—	—	(0.27)
Year ended October 31, 2016	23.03	0.92	(a)	(0.68)	0.24	(0.82)	—	—	(0.82)
Year ended October 31, 2015	26.15	1.01	(a)	(3.18)	(2.17)	(0.95)	—	—	(0.95)
Year ended October 31, 2014	27.00	1.25	(a)	(1.06)	0.19	(1.04)	—	—	(1.04)
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82	2.28	(0.28)	—	—	(0.28)

FlexShares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2017 (Unaudited)	22.16	0.44	(a)	1.45	1.89	(0.26)	—	—	(0.26)
Year ended October 31, 2016	22.54	0.83	(a)	(0.35)	0.48	(0.86)	—	—	(0.86)
Year ended October 31, 2015	25.55	0.94	(a)	(3.04)	(2.10)	(0.91)	—	—	(0.91)
Year ended October 31, 2014	26.66	1.23	(a)	(1.32)	(0.09)	(1.02)	—	—	(1.02)
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58	2.02	(0.36)	—	—	(0.36)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$40.21	10.76%	10.81%	0.38%	0.37%	3.11%	3.12%	41%	$305,598
36.82	5.96	5.96	0.38	0.37	3.09	3.10	72	252,223
35.81	5.04	5.13	0.38	0.37	2.87	2.88	92	191,606
34.99	14.79	14.47	0.38	0.37	2.88	2.89	73	122,462
31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

39.91	14.57	14.44	0.38	0.37	3.13	3.14	29	67,849
35.32	4.16	4.43	0.38	0.37	3.23	3.25	69	52,979
35.14	0.89	0.78	0.38	0.37	3.15	3.16	87	73,804
35.83	14.78	14.68	0.38	0.37	2.82	2.84	75	93,151
32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

24.70	11.35	11.60	0.48	0.47	3.85	3.86	31	706,551
22.45	1.16	2.05	0.48	0.47	4.17	4.18	68	496,050
23.03	(8.45)	(9.95)	0.48	0.47	4.08	4.09	77	430,590
26.15	0.53	1.11	0.48	0.47	4.56	4.57	61	329,485
27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

23.79	8.63	8.56	0.48	0.47	3.98	3.99	32	83,254
22.16	2.24	3.39	0.48	0.47	3.78	3.79	73	77,561
22.54	(8.37)	(9.81)	0.48	0.47	3.86	3.87	77	87,893
25.55	(0.51)	(0.33)	0.48	0.47	4.58	4.59	69	66,441
26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2017 (Unaudited)	$23.47	$0.47	(a)	$2.38	$2.85	$(0.21)	$—	$—	$(0.21)
Year ended October 31, 2016	23.82	0.83	(a)	(0.13)	0.70	(0.98)	—	(0.07)	(1.05)
Year ended October 31, 2015	26.50	0.88	(a)	(2.50)	(1.62)	(1.06)	—	—	(1.06)
Year ended October 31, 2014	27.34	0.99	(a)	(1.00)	(0.01)	(0.83)	—	—	(0.83)
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35	2.85	(0.51)	—	—	(0.51)

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2017 (Unaudited)	24.82	0.23	(a)	(0.10)	0.13	(0.15)	—	—	(0.15)
Year ended October 31, 2016	24.38	0.15	(a)	0.47	0.62	(0.16)	—	(0.02)	(0.18)
Year ended October 31, 2015	24.73	(0.10	)(a)	(0.23)	(0.33)	—	—	(0.02)	(0.02)
Year ended October 31, 2014	24.97	0.10	(a)	(0.15)	(0.05)	(0.10)	—	(0.09)	(0.19)
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)	(0.35)	(0.05)	(0.01)	(0.05)	(0.11)
Year ended October 31, 2012	25.14	0.15	(a)	0.39	0.54	(0.22)	(0.03)	—	(0.25)

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2017 (Unaudited)	25.45	0.28	(a)	(0.25)	0.03	(0.20)	—	—	(0.20)
Year ended October 31, 2016	24.56	0.30	(a)	0.88	1.18	(0.27)	—	(0.02)	(0.29)
Year ended October 31, 2015	24.87	0.05	(a)	(0.30)	(0.25)	(0.05)	—	(0.01)	(0.06)
Year ended October 31, 2014	25.29	0.21	(a)	(0.32)	(0.11)	(0.24)	—	(0.07)	(0.31)
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)	(0.83)	(0.08)	(0.10)	—	(0.18)
Year ended October 31, 2012	25.03	0.24	(a)	1.31	1.55	(0.27)	(0.01)	—	(0.28)

FlexShares® Disciplined Duration MBS Index Fund
Six Months ended April 30, 2017 (Unaudited)	24.74	0.19	(a)	(0.44)	(0.25)	(0.38)	—	—	(0.38)
Year ended October 31, 2016	24.87	0.45	(a)	0.29	0.74	(0.87)	—	—	(0.87)
Year ended October 31, 2015	25.12	0.37	(a)	0.06 (g)	0.43	(0.68)	0.00 (h)	—	(0.68)
For the period 09/03/14* through 10/31/14	25.00	0.09	(a)	0.09	0.18	(0.06)	—	—	(0.06)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)					Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$26.11	12.18%	12.92%	0.48%	0.47%		3.83%	3.85%	30%	$57,447
23.47	3.17	3.96	0.49	0.47		3.70	3.72	75	18,777
23.82	(6.28)	(8.00)	0.48	0.47		3.43	3.43	89	35,726
26.50	(0.18)	0.80	0.49	0.47		3.55	3.58	45	113,945
27.34	11.59	11.64	0.48	0.47		3.54	3.55	31	8,203

24.80	0.54	0.54	0.21	0.20		1.83	1.84	66	2,017,753
24.82	2.55	2.55	0.21	0.20		0.62	0.63	105	1,841,902
24.38	(1.34)	(1.46)	0.21	0.20		(0.40)	(0.39)	83	1,978,311
24.73	(0.22)	(0.10)	0.21	0.20		0.40	0.41	179	2,246,873
24.97	(1.41)	(1.45)	0.20	0.20		0.11	0.11	125	1,975,018
25.43	2.15	1.94	0.22	0.20		0.57	0.59	55	684,034

25.28	0.11	0.11	0.21	0.20		2.25	2.25	46	765,917
25.45	4.81	4.64	0.21	0.20		1.18	1.19	72	651,605
24.56	(1.00)	(1.04)	0.21	0.20		0.19	0.20	113	432,210
24.87	(0.49)	(0.25)	0.21	0.20		0.82	0.83	150	308,335
25.29	(3.17)	(3.32)	0.20	0.20		0.30	0.30	151	389,483
26.30	6.13	5.87	0.22	0.20		0.90	0.92	60	374,730

24.11	(1.02)	(1.02)	0.21	0.20		1.56	1.57	33	36,163
24.74	3.02	2.69	0.21	—	(j)	1.62	1.83 (j)	89	42,063
24.87	1.74	2.02	0.22	0.20		1.44	1.46	179	23,627
25.12	0.72	0.76	0.27	0.20		2.18	2.26	23	5,025

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Credit-Scored US Corporate Bond Index Fund
Six Months ended April 30, 2017 (Unaudited)	$51.49	$0.61	(a)	$(0.66)		$(0.05)	$(0.60)	$(0.20)	$—	$(0.80)
Year ended October 31, 2016	50.32	1.21	(a)	1.13		2.34	(1.17)	—	—	(1.17)
For the period 11/12/14* through 10/31/15	50.00	1.12	(a)	0.18		1.30	(0.98)	—	—	(0.98)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Six Months ended April 30, 2017 (Unaudited)	53.83	1.04	(a)	(1.57)		(0.53)	(1.08)	(0.68)	—	(1.76)
Year ended October 31, 2016	50.29	2.14	(a)	3.56		5.70	(2.16)	—	—	(2.16)
For the period 09/23/15* through 10/31/15	50.00	0.23	(a)	0.06		0.29	—	—	—	—

FlexShares® Ready Access Variable Income Fund
Six Months ended April 30, 2017 (Unaudited)	75.56	0.38	(a)	(0.04	)(g)	0.34	(0.36)	—	—	(0.36)
Year ended October 31, 2016	75.36	0.65	(a)	0.23		0.88	(0.63)	(0.05)	—	(0.68)
Year ended October 31, 2015	75.61	0.43	(a)	(0.15)		0.28	(0.42)	(0.11)	—	(0.53)
Year ended October 31, 2014	75.32	0.39	(a)	0.29		0.68	(0.39)	—	—	(0.39)
Year ended October 31, 2013	74.97	0.36	(a)	0.27		0.63	(0.28)	—	—	(0.28)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—	—

FlexShares® Core Select Bond Fund
For the period 11/18/16* through 04/30/17 (Unaudited)	25.00	0.24	(a)	(0.05)		0.19	(0.30)	—	—	(0.30)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$50.64	(0.07)%	(0.25)%	0.23%		0.22%		2.44%	2.45%	40%	$40,514
51.49	4.71	4.70	0.24		0.22		2.34	2.36	59	36,041
50.32	2.61	2.78	0.26		0.22		2.26	2.30	69	12,581

51.54	(0.90)	(2.50)	0.24		0.22		4.07	4.09	34	10,308
53.83	11.60	12.75	0.25		0.22		4.01	4.04	80	13,457
50.29	0.56	1.16	0.27		0.22		4.38	4.43	—	5,029

75.54	0.45	0.40	0.26		0.25		1.02	1.02	42	173,733
75.56	1.19	1.18	0.26		0.25		0.86	0.87	59	109,564
75.36	0.36	0.28	0.26		0.25		0.56	0.57	38	97,962
75.61	0.90	1.04	0.26		0.25		0.51	0.52	135	75,611
75.32	0.84	4.97	0.26		0.25		0.47	0.47	76	41,423
74.97	(0.04)	(3.96)	0.27		0.25		0.14	0.16	2	7,497

24.89	0.78	0.90	0.42	(i)	0.17	(i)	1.91	2.17	39	3,111

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.7%
AAR Corp.(a)	6,592	$237,246
Aerojet Rocketdyne Holdings, Inc.* (a)	10,506	235,439
Aerovironment, Inc.* (a)	1,442	41,198
Arconic, Inc.(a)	9,064	247,719
Astronics Corp.* (a)	873	28,381
Astronics Corp., Class B*	296	9,593
Axon Enterprise, Inc.* (a)	4,326	106,333
Boeing Co. (The)	13,184	2,436,799
BWX Technologies, Inc.	1,648	81,032
Curtiss-Wright Corp.	2,884	269,539
Esterline Technologies Corp.* (a)	7,622	697,032
General Dynamics Corp.	6,180	1,197,622
HEICO Corp.(a)	4,376	311,002
Hexcel Corp.(a)	6,180	319,815
Huntington Ingalls Industries, Inc.	2,884	579,367
KLX, Inc.* (a)	13,802	652,835
Kratos Defense & Security Solutions, Inc.*	10,506	80,056
L3 Technologies, Inc.	2,678	460,000
Lockheed Martin Corp.	6,592	1,776,214
Mercury Systems, Inc.* (a)	3,090	115,504
Moog, Inc., Class A*	8,858	608,102
National Presto Industries, Inc.	412	42,992
Northrop Grumman Corp.	4,738	1,165,359
Orbital ATK, Inc.	3,914	387,486
Raytheon Co.	8,652	1,342,877
Rockwell Collins, Inc.	2,996	311,854
Spirit AeroSystems Holdings, Inc., Class A	8,240	470,998
Teledyne Technologies, Inc.* (a)	2,266	305,525
Textron, Inc.	10,300	480,598
TransDigm Group, Inc.	618	152,479
Triumph Group, Inc.(a)	14,626	383,201
United Technologies Corp.	21,012	2,500,218
		18,034,415

	Shares	Value
Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc.* (a)	16,274	$299,279
Atlas Air Worldwide Holdings, Inc.*	10,712	621,296
CH Robinson Worldwide, Inc.(a)	4,120	299,524
Echo Global Logistics, Inc.*	1,030	19,313
Expeditors International of Washington, Inc.(a)	3,914	219,536
FedEx Corp.	7,416	1,406,815
Forward Air Corp.	2,678	142,389
Hub Group, Inc., Class A*	6,386	250,012
Park-Ohio Holdings Corp.	1,030	40,531
United Parcel Service, Inc., Class B	16,068	1,726,667
XPO Logistics, Inc.* (a)	23,896	1,180,223
		6,205,585
Airlines – 0.9%
Alaska Air Group, Inc.	5,768	490,799
Allegiant Travel Co.(a)	3,502	509,191
American Airlines Group, Inc.(a)	27,192	1,158,923
Delta Air Lines, Inc.	34,402	1,563,227
Hawaiian Holdings, Inc.*	13,390	727,077
JetBlue Airways Corp.*	19,982	436,207
SkyWest, Inc.	19,158	712,677
Southwest Airlines Co.	24,514	1,378,177
Spirit Airlines, Inc.* (a)	21,836	1,250,548
United Continental Holdings, Inc.*	15,038	1,055,818
		9,282,644
Auto Components – 0.8%
Adient plc	2,472	181,840
American Axle & Manufacturing Holdings, Inc.*	25,646	451,113
Autoliv, Inc.(a)	3,296	330,226
BorgWarner, Inc.(a)	12,154	513,871
Cooper Tire & Rubber Co.(a)	16,892	646,964

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Cooper-Standard Holdings, Inc.*	4,120	$465,849
Dana, Inc.(a)	52,118	1,012,132
Delphi Automotive plc	11,536	927,494
Dorman Products, Inc.* (a)	1,648	137,031
Gentex Corp.(a)	8,240	170,156
Gentherm, Inc.* (a)	6,386	237,240
Goodyear Tire & Rubber Co. (The)	16,480	597,070
LCI Industries(a)	1,648	166,695
Lear Corp.	2,060	293,880
Modine Manufacturing Co.*	10,918	132,108
Motorcar Parts of America, Inc.* (a)	2,884	87,443
Standard Motor Products, Inc.	3,090	157,065
Superior Industries International, Inc.(a)	1,442	31,364
Tenneco, Inc.	18,540	1,168,576
Visteon Corp.*	8,652	890,723
		8,598,840
Automobiles – 0.7%
Ford Motor Co.	214,858	2,464,421
General Motors Co.	69,834	2,419,050
Harley-Davidson, Inc.	9,270	526,629
Tesla, Inc.* (a)	3,090	970,476
Thor Industries, Inc.	6,386	614,205
Winnebago Industries, Inc.	3,914	112,332
		7,107,113
Banks – 8.7%
1st Source Corp.	3,296	159,230
Ameris Bancorp(a)	4,120	194,052
Associated Banc-Corp.(a)	43,672	1,087,433
Banc of California, Inc.(a)	10,300	223,510
BancFirst Corp.	1,442	138,504
BancorpSouth, Inc.(a)	7,416	225,817
Bank of America Corp.	476,272	11,116,188
Bank of Hawaii Corp.(a)	3,296	268,558
Bank of the Ozarks, Inc.	5,562	264,028
BankUnited, Inc.	23,690	836,020

	Shares	Value
Banks – (continued)
Banner Corp.(a)	3,090	$170,568
BB&T Corp.	37,904	1,636,695
Berkshire Hills Bancorp, Inc.	4,738	177,675
BOK Financial Corp.	206	17,364
Boston Private Financial Holdings, Inc.	5,768	89,981
Brookline Bancorp, Inc.(a)	13,390	194,825
Bryn Mawr Bank Corp.(a)	2,060	88,374
Capital Bank Financial Corp., Class A	4,326	179,529
Cathay General Bancorp(a)	13,184	501,651
Central Pacific Financial Corp.	3,296	103,099
Chemical Financial Corp.(a)	9,888	469,186
CIT Group, Inc.	12,360	572,392
Citigroup, Inc.	134,312	7,940,525
Citizens Financial Group, Inc.	26,780	983,094
City Holding Co.	2,472	175,734
Columbia Banking System, Inc.(a)	7,210	284,867
Comerica, Inc.	4,532	320,412
Commerce Bancshares, Inc.	1,292	70,995
Community Bank System, Inc.(a)	4,944	276,617
Community Trust Bancorp, Inc.	1,854	83,337
Cullen/Frost Bankers, Inc.(a)	412	38,889
Customers Bancorp, Inc.*	2,678	82,831
CVB Financial Corp.(a)	13,596	292,858
Eagle Bancorp, Inc.*	2,266	135,733
East West Bancorp, Inc.	2,678	145,335
Fifth Third Bancorp	36,050	880,701
First BanCorp*	36,050	211,974
First Citizens BancShares, Inc., Class A	824	286,801
First Commonwealth Financial Corp.	11,330	146,270
First Financial Bancorp(a)	12,772	353,146
First Financial Bankshares, Inc.(a)	4,120	164,594
First Horizon National Corp.(a)	16,068	294,848
First Interstate BancSystem, Inc., Class A(a)	4,326	163,306

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
First Merchants Corp.(a)	7,210	$298,350
First Midwest Bancorp, Inc.	7,004	159,061
First Republic Bank	3,296	304,748
Flushing Financial Corp.	5,974	176,114
FNB Corp.	79,310	1,129,374
Fulton Financial Corp.(a)	16,068	296,455
Glacier Bancorp, Inc.(a)	5,356	180,926
Great Western Bancorp, Inc.(a)	1,030	42,436
Hancock Holding Co.	20,600	962,020
Hanmi Financial Corp.	3,090	89,764
Heartland Financial USA, Inc.	1,030	49,440
Hilltop Holdings, Inc.(a)	25,544	710,379
Home BancShares, Inc.(a)	9,476	241,164
Hope Bancorp, Inc.	30,694	562,007
Huntington Bancshares, Inc.	68,392	879,521
IBERIABANK Corp.	11,536	915,382
Independent Bank Corp.(a)	4,532	286,876
International Bancshares Corp.	16,274	608,648
Investors Bancorp, Inc.(a)	14,832	205,423
JPMorgan Chase & Co.	169,538	14,749,806
KeyCorp	65,302	1,191,108
Lakeland Financial Corp.	4,944	225,743
LegacyTexas Financial Group, Inc.(a)	12,154	459,543
M&T Bank Corp.	6,180	960,434
MB Financial, Inc.(a)	6,180	262,712
NBT Bancorp, Inc.(a)	7,004	267,413
OFG Bancorp	25,132	294,044
Old National Bancorp	31,312	526,042
Opus Bank	1,030	23,227
PacWest Bancorp(a)	5,768	284,882
Park National Corp.	2,266	238,904
Peoples Bancorp, Inc.(a)	1,030	34,484
People’s United Financial, Inc.(a)	6,592	115,162
Pinnacle Financial Partners, Inc.(a)	3,708	237,312
PNC Financial Services Group, Inc. (The)	21,218	2,540,855

	Shares	Value
Banks – (continued)
Popular, Inc.	29,046	$1,217,318
PrivateBancorp, Inc.	5,356	309,416
Prosperity Bancshares, Inc.(a)	10,094	678,317
Regions Financial Corp.	43,054	591,993
Renasant Corp.(a)	4,532	192,157
S&T Bancorp, Inc.(a)	6,592	237,048
Sandy Spring Bancorp, Inc.	5,356	231,647
Signature Bank*	1,648	228,166
Simmons First National Corp., Class A(a)	1,854	101,321
South State Corp.(a)	2,472	217,907
Southside Bancshares, Inc.(a)	3,709	128,776
Southwest Bancorp, Inc.	1,236	32,074
State Bank Financial Corp.(a)	3,090	82,997
Sterling Bancorp	11,536	268,212
Stock Yards Bancorp, Inc.(a)	4,326	177,366
SunTrust Banks, Inc.	18,746	1,064,960
SVB Financial Group* (a)	1,854	326,193
Synovus Financial Corp.	8,858	370,264
TCF Financial Corp.	41,406	683,613
Texas Capital Bancshares, Inc.*	2,678	203,796
Tompkins Financial Corp.(a)	2,884	238,420
TriCo Bancshares	1,442	51,133
Trustmark Corp.(a)	14,008	465,346
UMB Financial Corp.	2,678	194,128
Umpqua Holdings Corp.	60,564	1,070,166
Union Bankshares Corp.	8,446	289,191
United Bankshares, Inc.(a)	11,184	446,242
United Community Banks, Inc.	4,326	118,316
US Bancorp	70,658	3,623,342
Valley National Bancorp(a)	69,010	811,558
Washington Trust Bancorp, Inc.(a)	3,090	152,028
Webster Financial Corp.(a)	6,386	324,473
Wells Fargo & Co.	206,000	11,091,040
WesBanco, Inc.(a)	7,210	287,030
Westamerica Bancorporation	206	11,334
Western Alliance Bancorp*	6,592	315,757
Wintrust Financial Corp.	4,326	306,540
Zions Bancorporation(a)	4,532	181,416
		89,878,306

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – 1.1%
Boston Beer Co., Inc. (The), Class A* (a)	412	$59,472
Brown-Forman Corp., Class B(a)	5,562	263,194
Coca-Cola Bottling Co. Consolidated	618	130,929
Coca-Cola Co. (The)	106,090	4,577,783
Constellation Brands, Inc., Class A	3,296	568,692
Dr Pepper Snapple Group, Inc.	3,708	339,838
Molson Coors Brewing Co., Class B	4,326	414,820
Monster Beverage Corp.*	10,712	486,111
PepsiCo, Inc.	36,256	4,107,080
		10,947,919
Biotechnology – 2.6%
AbbVie, Inc.	72,512	4,781,441
ACADIA Pharmaceuticals, Inc.* (a)	4,738	162,656
Acceleron Pharma, Inc.* (a)	206	6,802
Achillion Pharmaceuticals, Inc.* (a)	1,236	4,215
Acorda Therapeutics, Inc.* (a)	2,060	33,269
Aduro Biotech, Inc.* (a)	1,236	11,927
Advaxis, Inc.* (a)	2,678	22,924
Alder Biopharmaceuticals, Inc.*	4,738	94,997
Alexion Pharmaceuticals, Inc.*	6,180	789,680
Alkermes plc*	2,060	119,995
Alnylam Pharmaceuticals, Inc.* (a)	2,678	143,541
AMAG Pharmaceuticals, Inc.* (a)	8,652	211,109
Amgen, Inc.	34,814	5,685,822
Amicus Therapeutics, Inc.* (a)	11,536	88,596
Arena Pharmaceuticals, Inc.*	618	828
Array BioPharma, Inc.* (a)	50,058	434,003

	Shares	Value
Biotechnology – (continued)
Arrowhead Pharmaceuticals, Inc.* (a)	3,502	$5,428
Biogen, Inc.*	4,532	1,229,124
BioMarin Pharmaceutical, Inc.*	3,502	335,632
Bluebird Bio, Inc.* (a)	824	73,295
Celgene Corp.*	18,952	2,350,996
Clovis Oncology, Inc.*	412	23,851
Coherus Biosciences, Inc.*	412	7,910
Dynavax Technologies Corp.* (a)	10,918	60,595
Eagle Pharmaceuticals, Inc.* (a)	412	37,323
Emergent BioSolutions, Inc.* (a)	2,060	61,615
Esperion Therapeutics, Inc.*	4,738	169,384
Five Prime Therapeutics, Inc.* (a)	7,416	258,522
Geron Corp.* (a)	206	527
Gilead Sciences, Inc.	63,242	4,335,239
Halozyme Therapeutics, Inc.* (a)	3,708	51,690
Heron Therapeutics, Inc.* (a)	5,768	88,539
Idera Pharmaceuticals, Inc.*	5,150	12,102
Ignyta, Inc.*	5,562	49,224
Incyte Corp.*	5,562	691,245
Insys Therapeutics, Inc.* (a)	5,562	62,572
Intercept Pharmaceuticals, Inc.* (a)	824	92,576
Intrexon Corp.* (a)	2,266	47,223
Ionis Pharmaceuticals, Inc.* (a)	4,326	208,470
Ironwood Pharmaceuticals, Inc.* (a)	1,030	16,810
Kite Pharma, Inc.*	1,648	135,268
La Jolla Pharmaceutical Co.* (a)	618	17,922
Ligand Pharmaceuticals, Inc.* (a)	1,648	183,208
Lion Biotechnologies, Inc.*	4,738	32,455
Merrimack Pharmaceuticals, Inc.* (a)	9,064	30,183
MiMedx Group, Inc.* (a)	412	5,228
Myriad Genetics, Inc.*	206	3,788

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Neurocrine Biosciences, Inc.* (a)	3,914	$209,008
Novavax, Inc.* (a)	824	672
Ophthotech Corp.*	4,944	14,684
OPKO Health, Inc.* (a)	12,154	94,437
PDL BioPharma, Inc.	60,152	135,342
Progenics Pharmaceuticals, Inc.*	2,266	17,947
Puma Biotechnology, Inc.*	618	25,091
Regeneron Pharmaceuticals, Inc.*	2,060	800,289
Repligen Corp.* (a)	1,854	68,209
Rigel Pharmaceuticals, Inc.*	206	616
Sangamo Therapeutics, Inc.* (a)	14,008	67,238
Sarepta Therapeutics, Inc.*	1,854	67,226
Seattle Genetics, Inc.*	3,090	211,047
TESARO, Inc.* (a)	618	91,211
TG Therapeutics, Inc.* (a)	2,266	25,039
Trevena, Inc.*	1,236	4,042
Ultragenyx Pharmaceutical, Inc.*	13,596	875,446
United Therapeutics Corp.*	2,060	258,942
Vertex Pharmaceuticals, Inc.*	7,416	877,313
ZIOPHARM Oncology, Inc.* (a)	1,236	8,701
		27,122,249
Building Products – 0.5%
AAON, Inc.(a)	4,120	150,998
American Woodmark Corp.* (a)	1,236	113,588
AO Smith Corp.	8,240	443,971
Apogee Enterprises, Inc.(a)	2,266	123,497
Armstrong World Industries, Inc.* (a)	206	9,630
Builders FirstSource, Inc.* (a)	22,866	366,085
Fortune Brands Home & Security, Inc.	2,678	170,696
Gibraltar Industries, Inc.* (a)	2,060	80,855
Griffon Corp.	5,974	143,376
Insteel Industries, Inc.(a)	618	21,513

	Shares	Value
Building Products – (continued)
Johnson Controls International plc	33,784	$1,404,401
Lennox International, Inc.(a)	2,266	374,774
Masco Corp.	4,944	183,027
NCI Building Systems, Inc.*	618	10,815
Owens Corning	4,532	275,772
Patrick Industries, Inc.* (a)	3,090	219,544
Ply Gem Holdings, Inc.*	4,120	79,310
Quanex Building Products Corp.(a)	412	8,405
Simpson Manufacturing Co., Inc.	1,648	68,738
Trex Co., Inc.*	2,472	180,926
Universal Forest Products, Inc.	1,648	157,038
USG Corp.* (a)	12,154	368,266
		4,955,225
Capital Markets – 2.7%
Actua Corp.*	206	2,884
Affiliated Managers Group, Inc.	1,648	272,892
Ameriprise Financial, Inc.	5,562	711,102
Artisan Partners Asset Management, Inc., Class A(a)	3,090	90,537
Bank of New York Mellon Corp. (The)	30,694	1,444,460
BGC Partners, Inc., Class A	51,500	586,070
BlackRock, Inc.	3,502	1,346,764
CBOE Holdings, Inc.	4,326	356,506
Charles Schwab Corp. (The)	28,222	1,096,425
CME Group, Inc.	8,446	981,341
Cohen & Steers, Inc.(a)	824	32,878
Cowen Group, Inc., Class A* (a)	17,495	278,170
Donnelley Financial Solutions, Inc.* (a)	4,944	109,856
E*TRADE Financial Corp.*	13,596	469,742
Eaton Vance Corp.	1,030	44,218
Evercore Partners, Inc., Class A	2,060	151,925
FactSet Research Systems, Inc.(a)	824	134,526

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Federated Investors, Inc., Class B(a)	7,622	$204,422
Financial Engines, Inc.	1,442	61,285
Franklin Resources, Inc.	10,506	452,914
Goldman Sachs Group, Inc. (The)	17,716	3,964,841
Interactive Brokers Group, Inc., Class A(a)	5,974	208,074
Intercontinental Exchange, Inc.	14,420	868,113
INTL. FCStone, Inc.*	8,858	330,846
Invesco Ltd.	21,012	692,135
Investment Technology Group, Inc.	5,768	114,841
Janus Capital Group, Inc.(a)	44,084	602,187
KCG Holdings, Inc., Class A*	21,424	426,338
Legg Mason, Inc.(a)	29,252	1,093,440
LPL Financial Holdings, Inc.	23,072	969,947
MarketAxess Holdings, Inc.	2,266	436,250
Moody’s Corp.	4,326	511,852
Morgan Stanley	69,834	3,028,700
Morningstar, Inc.	206	15,065
MSCI, Inc.	2,472	247,991
Nasdaq, Inc.	1,854	127,685
Northern Trust Corp.(b)	7,174	645,660
Piper Jaffray Cos.	3,296	206,329
Raymond James Financial, Inc.	2,060	153,511
S&P Global, Inc.	5,562	746,365
SEI Investments Co.	3,708	188,033
State Street Corp.	14,008	1,175,271
Stifel Financial Corp.* (a)	26,368	1,288,605
T Rowe Price Group, Inc.	8,240	584,134
TD Ameritrade Holding Corp.	3,914	149,789
Virtu Financial, Inc., Class A(a)	18,746	288,688
Waddell & Reed Financial, Inc., Class A(a)	25,956	466,948
		28,360,555

	Shares	Value
Chemicals – 2.3%
A Schulman, Inc.	9,064	$286,876
AdvanSix, Inc.*	5,974	162,851
AgroFresh Solutions, Inc.* (a)	206	1,156
Air Products & Chemicals, Inc.	4,738	665,689
Albemarle Corp.	4,944	538,451
American Vanguard Corp.	206	3,450
Ashland Global Holdings, Inc.	1,442	178,087
Balchem Corp.(a)	2,266	183,909
Cabot Corp.	9,064	545,562
Calgon Carbon Corp.(a)	618	8,992
Celanese Corp., Series A	4,944	430,326
CF Industries Holdings, Inc.(a)	3,502	93,643
Chemours Co. (The)	17,098	688,878
Dow Chemical Co. (The)	48,616	3,053,085
Eastman Chemical Co.	7,210	574,997
Ecolab, Inc.	6,180	797,776
EI du Pont de Nemours & Co.	24,102	1,922,134
Ferro Corp.*	11,742	210,417
Flotek Industries, Inc.* (a)	618	7,422
FMC Corp.(a)	8,034	588,330
FutureFuel Corp.	206	3,185
GCP Applied Technologies, Inc.*	14,832	487,973
HB Fuller Co.(a)	2,266	119,713
Huntsman Corp.	31,106	770,496
Innophos Holdings, Inc.	5,150	246,891
Innospec, Inc.	3,914	258,324
International Flavors & Fragrances, Inc.(a)	1,236	171,297
Kraton Corp.* (a)	7,416	242,577
Kronos Worldwide, Inc.	11,742	205,720
LyondellBasell Industries NV, Class A	14,420	1,222,239
Minerals Technologies, Inc.	6,386	502,578
Monsanto Co.	9,888	1,153,040
Mosaic Co. (The)	19,776	532,568
NewMarket Corp.(a)	206	96,964
Olin Corp.(a)	12,154	390,508
OMNOVA Solutions, Inc.*	1,442	13,699

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
PLATFORM SPECIALTY* (a)	70,452	$998,305
PolyOne Corp.	15,244	597,717
PPG Industries, Inc.	5,356	588,303
Praxair, Inc.	5,974	746,631
Quaker Chemical Corp.	1,854	268,088
Rayonier Advanced Materials, Inc.	10,918	144,663
RPM International, Inc.	2,472	129,928
Scotts Miracle-Gro Co. (The)(a)	3,090	298,494
Sensient Technologies Corp.	3,296	269,613
Sherwin-Williams Co. (The)	2,060	689,441
Stepan Co.	5,974	506,595
Tredegar Corp.	618	10,599
Trinseo SA	9,064	601,850
Tronox Ltd., Class A	44,084	727,827
Valspar Corp. (The)	1,236	138,976
Westlake Chemical Corp.(a)	412	25,647
WR Grace & Co.	824	57,449
		24,159,929
Commercial Services & Supplies – 0.9%
ABM Industries, Inc.	5,974	258,017
ACCO Brands Corp.*	22,042	314,099
Brady Corp., Class A	5,974	232,687
Brink’s Co. (The)	6,592	404,749
CECO Environmental Corp.	5,356	60,469
Cintas Corp.	2,678	327,975
Copart, Inc.*	2,884	89,116
Covanta Holding Corp.	824	11,989
Deluxe Corp.(a)	13,596	977,688
Ennis, Inc.	7,004	123,270
Essendant, Inc.	4,326	72,244
Healthcare Services Group, Inc.(a)	6,180	283,724
Herman Miller, Inc.	9,064	300,018
HNI Corp.	6,798	317,875
Interface, Inc.(a)	2,472	49,193
KAR Auction Services, Inc.	6,386	278,557
Kimball International, Inc., Class B	7,416	131,782
Knoll, Inc.(a)	5,150	123,394

	Shares	Value
Commercial Services & Supplies – (continued)
LSC Communications, Inc.	7,004	$181,193
Matthews International Corp., Class A(a)	4,120	282,426
McGrath RentCorp	618	21,513
Mobile Mini, Inc.(a)	2,266	65,034
MSA Safety, Inc.	1,442	112,260
Multi-Color Corp.(a)	2,266	174,029
Pitney Bowes, Inc.	60,564	804,896
Quad/Graphics, Inc.	16,068	421,946
Republic Services, Inc.	7,622	480,110
Rollins, Inc.(a)	2,884	111,986
RR Donnelley & Sons Co.	26,986	339,214
SP Plus Corp.*	412	14,193
Steelcase, Inc., Class A	13,596	231,812
Stericycle, Inc.* (a)	618	52,740
Tetra Tech, Inc.	6,592	289,718
UniFirst Corp.(a)	1,648	229,402
US Ecology, Inc.(a)	2,060	97,129
Viad Corp.(a)	1,236	55,867
Waste Management, Inc.	11,948	869,575
West Corp.	4,944	131,955
		9,323,844
Communications Equipment – 1.3%
ADTRAN, Inc.	206	4,120
Arista Networks, Inc.* (a)	1,418	198,009
ARRIS International plc*	5,974	155,264
Brocade Communications Systems, Inc.	29,252	367,698
CalAmp Corp.* (a)	1,030	18,478
Calix, Inc.*	412	2,760
Ciena Corp.* (a)	43,466	995,806
Cisco Systems, Inc.	219,596	7,481,636
CommScope Holding Co., Inc.*	3,502	147,224
EchoStar Corp., Class A*	2,060	118,574
Extreme Networks, Inc.*	6,592	51,516
F5 Networks, Inc.*	1,236	159,605
Finisar Corp.*	16,480	376,403
Harmonic, Inc.* (a)	9,476	54,961
Harris Corp.(a)	3,502	391,839
Infinera Corp.*	6,592	65,393
InterDigital, Inc.	3,502	314,830

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Juniper Networks, Inc.	11,330	$340,693
Lumentum Holdings, Inc.*	412	17,613
Motorola Solutions, Inc.	3,296	283,357
NETGEAR, Inc.* (a)	5,356	252,535
NetScout Systems, Inc.* (a)	29,046	1,093,582
Palo Alto Networks, Inc.* (a)	2,060	223,325
Plantronics, Inc.	2,060	112,476
ShoreTel, Inc.*	10,300	67,465
Ubiquiti Networks, Inc.*	824	42,452
ViaSat, Inc.*	2,060	131,902
Viavi Solutions, Inc.*	50,058	500,580
		13,970,096
Construction & Engineering – 0.4%
AECOM*	8,652	295,985
Aegion Corp.*	4,944	112,822
Argan, Inc.	2,266	151,482
Chicago Bridge & Iron Co. NV	30,900	929,472
Comfort Systems USA, Inc.	3,914	143,644
Dycom Industries, Inc.* (a)	8,858	935,936
EMCOR Group, Inc.	4,326	284,391
Fluor Corp.	7,622	391,161
Granite Construction, Inc.(a)	2,472	130,299
Jacobs Engineering Group, Inc.	1,030	56,568
KBR, Inc.	4,120	57,886
MasTec, Inc.*	13,184	582,074
MYR Group, Inc.*	618	26,117
Primoris Services Corp.	2,884	66,245
Tutor Perini Corp.*	9,682	298,690
Valmont Industries, Inc.	412	62,768
		4,525,540
Construction Materials – 0.2%
Eagle Materials, Inc.	1,854	177,928
Headwaters, Inc.*	10,300	244,728
Martin Marietta Materials, Inc.	1,854	408,232
Summit Materials, Inc., Class A* (a)	15,862	407,019
US Concrete, Inc.* (a)	1,030	63,860

	Shares	Value
Construction Materials – (continued)
Vulcan Materials Co.	3,296	$398,421
		1,700,188
Consumer Finance – 1.1%
Ally Financial, Inc.	23,072	456,826
American Express Co.	31,106	2,465,151
Capital One Financial Corp.	22,042	1,771,736
Credit Acceptance Corp.*	1,030	209,347
Discover Financial Services	18,540	1,160,419
Encore Capital Group, Inc.*	9,888	329,765
Enova International, Inc.*	8,652	122,858
EZCORP, Inc., Class A* (a)	13,390	121,180
FirstCash, Inc.	4,950	257,152
Green Dot Corp., Class A*	2,884	98,892
LendingClub Corp.*	9,682	56,640
Navient Corp.(a)	25,750	391,400
Nelnet, Inc., Class A	8,034	361,610
OneMain Holdings, Inc.* (a)	206	4,804
PRA Group, Inc.* (a)	12,772	411,258
Santander Consumer USA Holdings, Inc.*	14,008	178,462
SLM Corp.*	142,346	1,785,019
Synchrony Financial	36,668	1,019,370
World Acceptance Corp.* (a)	1,030	54,487
		11,256,376
Containers & Packaging – 0.5%
AptarGroup, Inc.(a)	1,030	82,709
Avery Dennison Corp.	1,854	154,271
Ball Corp.	2,472	190,072
Bemis Co., Inc.	4,532	203,623
Berry Global Group, Inc.* (a)	9,682	484,100
Crown Holdings, Inc.*	3,914	219,536
Graphic Packaging Holding Co.	20,188	274,153
International Paper Co.	19,570	1,056,193
Myers Industries, Inc.(a)	412	6,715
Owens-Illinois, Inc.* (a)	49,440	1,078,781
Packaging Corp. of America(a)	1,648	162,789
Sealed Air Corp.	4,532	199,499
Silgan Holdings, Inc.	2,266	137,365

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Sonoco Products Co.	1,854	$96,983
WestRock Co.	12,360	662,002
		5,008,791
Distributors – 0.1%
Core-Mark Holding Co., Inc.(a)	4,944	173,139
Genuine Parts Co.	2,472	227,473
LKQ Corp.*	8,652	270,289
Pool Corp.	2,678	320,342
		991,243
Diversified Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc.* (a)	3,090	235,211
Capella Education Co.(a)	1,648	157,054
Career Education Corp.*	15,450	156,818
Carriage Services, Inc.(a)	3,296	90,146
DeVry Education Group, Inc.(a)	17,304	654,956
Graham Holdings Co., Class B	412	247,901
Grand Canyon Education, Inc.* (a)	4,120	309,659
H&R Block, Inc.(a)	5,562	137,882
Regis Corp.*	8,034	87,651
Service Corp. International	9,888	318,591
Strayer Education, Inc.(a)	1,648	142,898
Weight Watchers International, Inc.* (a)	9,476	197,859
		2,736,626
Diversified Financial Services – 1.5%
Berkshire Hathaway, Inc., Class B*	87,962	14,532,202
FNFV Group*	1,442	19,755
Leucadia National Corp.	19,364	491,657
Voya Financial, Inc.	14,420	539,020
		15,582,634
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	283,868	11,249,689
ATN International, Inc.	2,060	142,531

	Shares	Value
Diversified Telecommunication Services – (continued)
CenturyLink, Inc.	29,664	$761,475
Cincinnati Bell, Inc.* (a)	1,554	29,293
Cogent Communications Holdings, Inc.	3,090	139,050
Consolidated Communications Holdings, Inc.(a)	2,884	68,264
General Communication, Inc., Class A*	4,120	154,253
IDT Corp., Class B	2,472	37,550
Iridium Communications, Inc.* (a)	25,544	270,766
Level 3 Communications, Inc.*	7,828	475,629
Lumos Networks Corp.*	1,854	33,205
ORBCOMM, Inc.*	2,472	23,830
Verizon Communications, Inc.	189,314	8,691,406
Vonage Holdings Corp.*	27,604	185,223
Windstream Holdings, Inc.(a)	71,276	393,444
		22,655,608
Electric Utilities – 1.8%
ALLETE, Inc.	7,828	547,256
Alliant Energy Corp.	4,120	161,998
American Electric Power Co., Inc.	15,450	1,047,974
Duke Energy Corp.	28,428	2,345,310
Edison International	10,094	807,217
El Paso Electric Co.	5,150	265,740
Entergy Corp.	8,858	675,511
Eversource Energy	11,742	697,475
Exelon Corp.	40,788	1,412,488
FirstEnergy Corp.	26,162	783,290
Great Plains Energy, Inc.	2,060	60,955
Hawaiian Electric Industries, Inc.	23,487	787,284
IDACORP, Inc.(a)	3,296	278,578
MGE Energy, Inc.(a)	2,266	145,704
NextEra Energy, Inc.	10,300	1,375,668
OGE Energy Corp.	2,472	85,976
Otter Tail Corp.(a)	1,442	56,959
PG&E Corp.	21,424	1,436,479
Pinnacle West Capital Corp.	2,884	245,400

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
PNM Resources, Inc.(a)	8,240	$306,940
Portland General Electric Co.(a)	12,154	551,062
PPL Corp.	29,458	1,122,644
Southern Co. (The)	40,994	2,041,501
Westar Energy, Inc.	1,648	85,746
Xcel Energy, Inc.	23,072	1,039,394
		18,364,549
Electrical Equipment – 0.6%
Acuity Brands, Inc.(a)	1,648	290,213
AMETEK, Inc.(a)	3,502	200,314
AZZ, Inc.(a)	1,648	97,315
Eaton Corp. plc	22,660	1,714,002
Emerson Electric Co.	19,982	1,204,515
Encore Wire Corp.	1,236	54,631
EnerSys	3,502	291,051
Generac Holdings, Inc.* (a)	6,798	239,086
General Cable Corp.(a)	4,738	85,284
Hubbell, Inc.	618	69,914
Regal Beloit Corp.(a)	14,832	1,169,503
Rockwell Automation, Inc.	2,060	324,141
Sensata Technologies Holding NV* (a)	1,648	67,865
Sunrun, Inc.* (a)	206	1,090
		5,808,924
Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp., Class A	7,622	551,147
Anixter International, Inc.*	6,180	503,979
Arrow Electronics, Inc.*	2,060	145,230
Avnet, Inc.	2,678	103,612
AVX Corp.	7,210	121,921
Badger Meter, Inc.(a)	2,472	98,262
Belden, Inc.	11,948	832,776
Benchmark Electronics, Inc.*	9,682	306,919
CDW Corp.	2,884	170,416
Cognex Corp.	5,150	439,501
Coherent, Inc.* (a)	1,236	266,482
Corning, Inc.	55,208	1,592,751
CTS Corp.(a)	6,386	141,131
Dolby Laboratories, Inc., Class A	824	43,450

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
ePlus, Inc.* (a)	4,120	$293,550
Fabrinet* (a)	5,356	185,693
Fitbit, Inc., Class A* (a)	44,702	255,695
Flex Ltd.*	8,446	130,575
FLIR Systems, Inc.	3,296	121,062
II-VI, Inc.*	1,030	34,144
Insight Enterprises, Inc.*	11,536	485,666
InvenSense, Inc.*	21,836	280,811
IPG Photonics Corp.* (a)	2,884	364,307
Jabil Circuit, Inc.	27,604	801,068
Keysight Technologies, Inc.*	1,442	53,974
Knowles Corp.* (a)	22,866	405,414
Littelfuse, Inc.	1,854	285,794
Mesa Laboratories, Inc.	206	28,803
Methode Electronics, Inc.(a)	3,090	137,659
National Instruments Corp.(a)	206	7,191
Novanta, Inc.*	3,090	86,674
PC Connection, Inc.(a)	3,708	106,568
Plexus Corp.*	6,798	353,428
Rogers Corp.*	1,236	127,234
Sanmina Corp.*	24,308	905,473
ScanSource, Inc.*	5,356	211,562
SYNNEX Corp.(a)	5,150	558,414
TE Connectivity Ltd.	6,798	525,961
Tech Data Corp.* (a)	11,742	1,123,122
Trimble, Inc.* (a)	4,944	175,166
TTM Technologies, Inc.* (a)	20,600	344,638
Universal Display Corp.	1,236	110,437
VeriFone Systems, Inc.* (a)	30,488	565,247
Vishay Intertechnology, Inc.(a)	52,736	862,234
Zebra Technologies Corp., Class A*	16,480	1,553,570
		16,798,711
Energy Equipment & Services – 1.0%
Archrock, Inc.	35,432	418,098
Atwood Oceanics, Inc.* (a)	21,630	169,363
Baker Hughes, Inc.	9,270	550,360
Bristow Group, Inc.(a)	14,008	187,287
Core Laboratories NV(a)	1,030	114,145
Diamond Offshore Drilling, Inc.* (a)	23,278	335,669

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Ensco plc, Class A(a)	47,586	$375,453
Exterran Corp.*	14,832	405,952
Fairmount Santrol Holdings, Inc.* (a)	21,012	108,422
Halliburton Co.	17,098	784,456
Helix Energy Solutions Group, Inc.*	29,046	177,761
Helmerich & Payne, Inc.(a)	6,798	412,231
Matrix Service Co.*	2,678	31,466
McDermott International, Inc.*	63,860	417,644
Nabors Industries Ltd.(a)	92,288	954,258
National Oilwell Varco, Inc.(a)	17,098	597,917
Natural Gas Services Group, Inc.* (a)	824	22,578
Newpark Resources, Inc.* (a)	4,738	36,246
Noble Corp. plc* (a)	104,030	499,344
Patterson-UTI Energy, Inc.	17,922	387,922
PHI, Inc. (Non-Voting)*	206	2,416
RPC, Inc.(a)	5,768	104,805
Schlumberger Ltd.	32,548	2,362,659
SEACOR Holdings, Inc.*	3,296	216,415
Superior Energy Services, Inc.* (a)	28,016	338,433
TETRA Technologies, Inc.*	33,784	112,501
Unit Corp.*	20,806	447,121
US Silica Holdings, Inc.	618	25,647
Weatherford International plc* (a)	44,496	256,742
		10,853,311
Equity Real Estate Investment Trusts (REITs) – 3.8%
Acadia Realty Trust	5,974	173,724
Agree Realty Corp.(a)	1,030	49,934
Alexander’s, Inc.	206	89,571
Alexandria Real Estate Equities, Inc.(a)	2,678	301,302
American Assets Trust, Inc.(a)	2,678	114,699
American Campus Communities, Inc.	3,090	146,435

	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
American Homes 4 Rent, Class A(a)	206	$4,748
American Tower Corp.	11,124	1,400,957
Apartment Investment & Management Co., Class A	4,120	180,209
Ashford Hospitality Trust, Inc.	21,218	132,613
AvalonBay Communities, Inc.	3,914	743,034
Boston Properties, Inc.	3,914	495,512
Brandywine Realty Trust	12,566	213,245
Brixmor Property Group, Inc.	10,094	199,357
Camden Property Trust(a)	2,266	186,560
Care Capital Properties, Inc.(a)	3,502	94,099
CBL & Associates Properties, Inc.(a)	65,508	605,949
Cedar Realty Trust, Inc.(a)	5,768	31,032
Chatham Lodging Trust	1,030	19,941
Chesapeake Lodging Trust(a)	9,270	216,084
Colony NorthStar, Inc., Class A	209,502	2,738,191
Colony Starwood Homes(a)	7,622	263,493
CoreCivic, Inc.	40,788	1,405,147
CorEnergy Infrastructure Trust, Inc.(a)	839	30,607
CoreSite Realty Corp.	2,472	241,885
Corporate Office Properties Trust(a)	8,652	283,266
Cousins Properties, Inc.	8,652	73,455
Crown Castle International Corp.	9,064	857,454
CubeSmart	9,476	240,122
CyrusOne, Inc.	2,678	146,326
DCT Industrial Trust, Inc.	5,356	270,799
DDR Corp.	29,458	318,441
DiamondRock Hospitality Co.	49,646	546,602
Digital Realty Trust, Inc.(a)	2,884	331,199
Douglas Emmett, Inc.	2,266	85,360
Duke Realty Corp.(a)	10,506	291,331
DuPont Fabros Technology, Inc.(a)	5,768	297,340
EastGroup Properties, Inc.(a)	1,030	80,598
Education Realty Trust, Inc.(a)	3,914	151,746
Empire State Realty Trust, Inc., Class A(a)	6,592	137,114

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
EPR Properties	4,532	$329,522
Equinix, Inc.	1,442	602,323
Equity Commonwealth*	27,810	889,642
Equity LifeStyle Properties, Inc.	1,442	116,672
Equity Residential	9,888	638,567
Essex Property Trust, Inc.(a)	1,854	453,247
Extra Space Storage, Inc.	3,708	280,065
Federal Realty Investment Trust	2,060	269,633
FelCor Lodging Trust, Inc.	8,034	62,263
First Industrial Realty Trust, Inc.	8,858	249,264
First Potomac Realty Trust	2,060	22,660
Forest City Realty Trust, Inc., Class A	6,592	148,979
Gaming and Leisure Properties, Inc.	3,708	129,038
GEO Group, Inc. (The)(a)	35,844	1,194,322
Getty Realty Corp.(a)	824	21,094
GGP, Inc.	21,836	471,876
Global Net Lease, Inc.(a)	9,682	228,786
Government Properties Income Trust(a)	10,300	219,596
Gramercy Property Trust	2,396	66,585
HCP, Inc.	16,892	529,564
Healthcare Realty Trust, Inc.(a)	5,356	175,677
Healthcare Trust of America, Inc., Class A	4,738	151,095
Hersha Hospitality Trust	12,154	224,120
Highwoods Properties, Inc.	5,150	262,032
Hospitality Properties Trust	618	19,671
Host Hotels & Resorts, Inc.	23,896	428,933
Hudson Pacific Properties, Inc.(a)	5,356	184,032
InfraREIT, Inc.*	5,562	106,234
Iron Mountain, Inc.	1,442	50,124
iStar, Inc.*	28,222	345,155
Kilroy Realty Corp.	1,442	101,704
Kimco Realty Corp.	20,806	422,154
Kite Realty Group Trust(a)	7,622	155,184

	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Lamar Advertising Co., Class A(a)	1,648	$118,771
LaSalle Hotel Properties	33,372	953,104
Lexington Realty Trust	1,854	18,855
Liberty Property Trust	412	16,715
Life Storage, Inc.	2,678	209,928
LTC Properties, Inc.	2,884	137,971
Macerich Co. (The)(a)	4,326	270,072
Medical Properties Trust, Inc.(a)	53,766	702,722
Mid-America Apartment Communities, Inc.	4,532	449,620
National Health Investors, Inc.(a)	2,472	180,876
National Retail Properties, Inc.	3,296	139,157
New Senior Investment Group, Inc.(a)	25,956	270,462
NorthStar Realty Europe Corp.	10,712	124,581
Omega Healthcare Investors, Inc.(a)	12,360	407,880
Pebblebrook Hotel Trust(a)	2,266	67,436
Pennsylvania REIT	2,060	28,531
Piedmont Office Realty Trust, Inc., Class A	5,562	121,530
Prologis, Inc.	12,772	694,925
PS Business Parks, Inc.	824	100,149
Public Storage	3,914	819,513
QTS Realty Trust, Inc., Class A	1,030	55,043
Ramco-Gershenson Properties Trust	2,472	32,952
Realty Income Corp.(a)	6,798	396,671
Regency Centers Corp.	5,592	353,303
Retail Opportunity Investments Corp.(a)	4,944	101,846
Retail Properties of America, Inc., Class A	1,854	24,732
RLJ Lodging Trust	32,754	703,883
Ryman Hospitality Properties, Inc.(a)	5,150	328,467
Sabra Health Care REIT, Inc.(a)	9,682	263,254

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Saul Centers, Inc.	618	$37,111
SBA Communications Corp.*	2,060	260,569
Select Income REIT	10,300	258,118
Senior Housing Properties Trust	10,094	217,223
Simon Property Group, Inc.	9,064	1,497,917
SL Green Realty Corp.(a)	1,648	172,925
Spirit Realty Capital, Inc.	21,836	205,695
STAG Industrial, Inc.	3,296	86,883
STORE Capital Corp.	3,708	88,955
Summit Hotel Properties, Inc.	12,360	204,311
Sun Communities, Inc.	3,708	310,026
Sunstone Hotel Investors, Inc.	7,210	107,357
Tanger Factory Outlet Centers, Inc.	1,854	57,826
Terreno Realty Corp.(a)	206	6,361
UDR, Inc.	7,004	261,529
Universal Health Realty Income Trust(a)	2,472	172,422
Urstadt Biddle Properties, Inc., Class A	206	4,050
Ventas, Inc.	10,300	659,303
VEREIT, Inc.	54,384	455,194
Vornado Realty Trust	3,502	337,032
Washington Prime Group, Inc.	206	1,813
Washington REIT	3,502	110,908
Weingarten Realty Investors	1,236	40,504
Welltower, Inc.	10,506	750,549
Weyerhaeuser Co.	14,626	495,383
Xenia Hotels & Resorts, Inc.	20,600	359,676
		38,991,883
Food & Staples Retailing – 1.6%
Andersons, Inc. (The)(a)	8,240	307,764
Casey’s General Stores, Inc.(a)	2,060	230,864
Costco Wholesale Corp.	10,712	1,901,594
CVS Health Corp.	47,586	3,922,990
Ingles Markets, Inc., Class A(a)	2,472	115,443
Kroger Co. (The)	25,544	757,380

	Shares	Value
Food & Staples Retailing – (continued)
PriceSmart, Inc.	618	$53,735
Rite Aid Corp.*	41,612	166,448
SpartanNash Co.(a)	8,858	325,974
SUPERVALU, Inc.*	110,622	453,550
Sysco Corp.	12,772	675,256
United Natural Foods, Inc.* (a)	14,832	615,973
Walgreens Boots Alliance, Inc.	21,424	1,854,033
Wal-Mart Stores, Inc.	70,246	5,281,094
Weis Markets, Inc.	206	11,909
Whole Foods Market, Inc.	206	7,492
		16,681,499
Food Products – 1.5%
Archer-Daniels-Midland Co.	23,690	1,083,817
B&G Foods, Inc.(a)	1,236	51,912
Blue Buffalo Pet Products, Inc.*	2,884	71,091
Bunge Ltd.	4,944	390,724
Calavo Growers, Inc.	1,236	81,082
Cal-Maine Foods, Inc.* (a)	7,210	272,178
Campbell Soup Co.(a)	3,914	225,212
Conagra Brands, Inc.	12,772	495,298
Darling Ingredients, Inc.*	50,470	763,611
Dean Foods Co.	26,162	516,438
Flowers Foods, Inc.	59,946	1,175,541
Fresh Del Monte Produce, Inc.(a)	9,682	593,507
Freshpet, Inc.* (a)	824	9,682
General Mills, Inc.	12,978	746,365
Hain Celestial Group, Inc. (The)* (a)	5,150	190,498
Hershey Co. (The)(a)	3,708	401,206
Hormel Foods Corp.(a)	5,974	209,568
Ingredion, Inc.	1,442	178,548
J&J Snack Foods Corp.(a)	1,442	194,064
JM Smucker Co. (The)	1,648	208,835
John B Sanfilippo & Son, Inc.(a)	1,236	90,846
Kellogg Co.(a)	5,356	380,276
Kraft Heinz Co. (The)	15,038	1,359,285
Lancaster Colony Corp.	1,442	181,548

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Landec Corp.*	1,236	$16,995
McCormick & Co., Inc. (Non-Voting)(a)	2,678	267,532
Mead Johnson Nutrition Co.	4,738	420,355
Mondelez International, Inc., Class A	38,728	1,743,922
Omega Protein Corp.	4,532	91,320
Pilgrim’s Pride Corp.	4,738	122,998
Pinnacle Foods, Inc.	5,150	299,472
Post Holdings, Inc.*	4,326	364,206
Sanderson Farms, Inc.(a)	5,356	620,118
Seaboard Corp.	24	101,616
Snyder’s-Lance, Inc.(a)	6,180	217,907
Tootsie Roll Industries, Inc.(a)	1,908	71,264
TreeHouse Foods, Inc.*	2,060	180,456
Tyson Foods, Inc., Class A	11,948	767,778
		15,157,071
Gas Utilities – 0.2%
Atmos Energy Corp.	1,442	116,831
Chesapeake Utilities Corp.(a)	2,884	211,397
New Jersey Resources Corp.(a)	7,828	315,860
Northwest Natural Gas Co.(a)	206	12,278
ONE Gas, Inc.	3,914	269,401
South Jersey Industries, Inc.(a)	8,034	301,436
Southwest Gas Holdings, Inc.	3,502	293,327
Spire, Inc.(a)	3,708	254,183
UGI Corp.	3,708	185,993
WGL Holdings, Inc.	4,326	356,722
		2,317,428
Health Care Equipment & Supplies – 1.7%
Abaxis, Inc.	1,030	46,381
Abbott Laboratories	34,196	1,492,313
ABIOMED, Inc.*	2,678	348,997
Accuray, Inc.*	618	2,812
Alere, Inc.*	5,768	283,613
Align Technology, Inc.*	4,120	554,634
Analogic Corp.	412	29,602

	Shares	Value
Health Care Equipment & Supplies – (continued)
AngioDynamics, Inc.*	1,442	$22,380
Anika Therapeutics, Inc.* (a)	1,030	47,514
AtriCure, Inc.*	1,030	21,115
Baxter International, Inc.	9,064	504,683
Becton Dickinson and Co.	4,120	770,316
Boston Scientific Corp.*	28,016	739,062
Cantel Medical Corp.	3,090	229,927
Cardiovascular Systems, Inc.*	824	24,613
Cerus Corp.* (a)	2,678	11,649
CONMED Corp.	4,944	243,047
Cooper Cos., Inc. (The)	824	165,072
CR Bard, Inc.	1,442	443,386
Danaher Corp.	13,390	1,115,789
DENTSPLY SIRONA, Inc.	4,532	286,604
DexCom, Inc.* (a)	3,708	289,076
Edwards Lifesciences Corp.*	5,356	587,393
Globus Medical, Inc., Class A*	5,356	162,447
Halyard Health, Inc.*	4,120	162,740
Hill-Rom Holdings, Inc.	4,120	311,637
Hologic, Inc.*	7,416	334,832
ICU Medical, Inc.* (a)	1,030	158,414
IDEXX Laboratories, Inc.*	2,472	414,629
Insulet Corp.* (a)	2,060	89,425
Integer Holdings Corp.* (a)	10,094	370,954
Integra LifeSciences Holdings Corp.*	5,356	246,215
Intuitive Surgical, Inc.*	824	688,757
Lantheus Holdings, Inc.*	5,150	66,950
Masimo Corp.*	4,532	465,618
Medtronic plc	32,136	2,670,180
Merit Medical Systems, Inc.*	4,326	145,786
Natus Medical, Inc.* (a)	2,678	93,730
Neogen Corp.* (a)	2,678	166,920
NuVasive, Inc.*	3,708	268,867
NxStage Medical, Inc.*	4,120	123,147
OraSure Technologies, Inc.* (a)	824	10,803
Orthofix International NV*	4,532	179,241
Quidel Corp.*	206	4,979
ResMed, Inc.(a)	2,678	182,077
Spectranetics Corp. (The)*	2,060	58,916

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Stryker Corp.	6,592	$898,951
Surmodics, Inc.*	412	9,414
Teleflex, Inc.	2,266	468,813
Varian Medical Systems, Inc.* (a)	1,442	130,847
West Pharmaceutical Services, Inc.	4,532	417,080
Wright Medical Group NV* (a)	2,266	68,864
Zimmer Biomet Holdings, Inc.	3,708	443,662
		18,074,873
Health Care Providers & Services – 2.9%
AAC Holdings, Inc.* (a)	1,236	8,850
Acadia Healthcare Co., Inc.* (a)	28,428	1,238,892
Aceto Corp.(a)	4,120	65,302
Aetna, Inc.	15,656	2,114,656
Almost Family, Inc.* (a)	1,854	92,051
Amedisys, Inc.* (a)	4,532	245,635
AmerisourceBergen Corp.	7,622	625,385
AMN Healthcare Services, Inc.* (a)	12,772	521,736
Anthem, Inc.	11,330	2,015,494
BioScrip, Inc.* (a)	36,256	55,109
BioTelemetry, Inc.* (a)	206	6,777
Brookdale Senior Living, Inc.* (a)	71,276	925,875
Capital Senior Living Corp.* (a)	824	11,511
Cardinal Health, Inc.	14,626	1,061,701
Centene Corp.*	8,858	659,035
Chemed Corp.(a)	1,648	331,874
Cigna Corp.	6,180	966,367
Civitas Solutions, Inc.*	824	14,667
Community Health Systems, Inc.*	14,626	125,930
CorVel Corp.* (a)	618	27,501
DaVita, Inc.*	6,798	469,130
Ensign Group, Inc. (The)(a)	10,506	188,583
Envision Healthcare Corp.* (a)	41,406	2,319,978
Express Scripts Holding Co.*	29,046	1,781,682

	Shares	Value
Health Care Providers & Services – (continued)
HCA Holdings, Inc.*	12,772	$1,075,530
HealthSouth Corp.(a)	5,974	280,181
Henry Schein, Inc.*	1,854	322,225
Humana, Inc.	3,502	777,374
Kindred Healthcare, Inc.(a)	11,124	106,790
Laboratory Corp. of America Holdings*	2,884	404,193
LHC Group, Inc.*	2,266	122,591
LifePoint Health, Inc.*	14,008	870,597
Magellan Health, Inc.*	3,708	255,110
McKesson Corp.	9,682	1,338,924
MEDNAX, Inc.*	3,708	223,815
Molina Healthcare, Inc.*	13,802	687,202
Owens & Minor, Inc.(a)	12,360	428,274
Patterson Cos., Inc.(a)	2,472	109,979
PharMerica Corp.*	6,592	155,571
Providence Service Corp. (The)*	2,266	99,704
Quest Diagnostics, Inc.	4,326	456,436
Select Medical Holdings Corp.* (a)	33,372	458,865
Surgery Partners, Inc.* (a)	2,060	35,432
Tenet Healthcare Corp.* (a)	30,076	471,291
Tivity Health, Inc.* (a)	2,472	83,059
Triple-S Management Corp., Class B*	1,030	18,643
UnitedHealth Group, Inc.	25,233	4,412,747
Universal Health Services, Inc., Class B	2,060	248,766
US Physical Therapy, Inc.	1,236	81,082
VCA, Inc.*	4,738	433,859
WellCare Health Plans, Inc.*	3,708	568,844
		30,400,805
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	1,648	19,727
athenahealth, Inc.* (a)	1,030	100,950
Cerner Corp.* (a)	3,090	200,078
HealthStream, Inc.* (a)	412	11,450
Medidata Solutions, Inc.* (a)	3,296	215,657
Omnicell, Inc.* (a)	3,296	136,454
Vocera Communications, Inc.*	3,914	99,259
		783,575

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – 1.9%
Aramark	2,060	$75,231
Belmond Ltd., Class A*	2,060	25,544
BJ’s Restaurants, Inc.* (a)	1,854	83,615
Bloomin’ Brands, Inc.	33,990	737,243
Bob Evans Farms, Inc.	1,442	96,239
Boyd Gaming Corp.*	23,690	537,289
Brinker International, Inc.(a)	5,150	227,579
Buffalo Wild Wings, Inc.*	1,442	227,187
Caesars Entertainment Corp.* (a)	15,656	173,782
Carnival Corp.	22,248	1,374,259
Cheesecake Factory, Inc. (The)	3,296	211,471
Chipotle Mexican Grill, Inc.* (a)	824	390,963
Choice Hotels International, Inc.	1,854	116,246
Churchill Downs, Inc.	1,030	171,804
Cracker Barrel Old Country Store, Inc.(a)	1,648	263,993
Darden Restaurants, Inc.(a)	3,708	315,885
Denny’s Corp.*	11,742	149,123
DineEquity, Inc.	6,592	372,712
Domino’s Pizza, Inc.(a)	2,678	485,762
Dunkin’ Brands Group, Inc.	1,854	103,564
Hilton Worldwide Holdings, Inc.	3,633	214,238
Hyatt Hotels Corp., Class A*	2,884	160,062
ILG, Inc.(a)	30,900	744,999
International Speedway Corp., Class A	1,648	61,141
Isle of Capri Casinos, Inc.*	3,280	75,637
Jack in the Box, Inc.(a)	2,472	252,070
Las Vegas Sands Corp.	7,210	425,318
Marcus Corp. (The)	3,914	132,293
Marriott International, Inc., Class A	8,314	785,008
Marriott Vacations Worldwide Corp.(a)	5,562	612,821
McDonald’s Corp.	20,806	2,911,384
MGM Resorts International	10,300	316,313

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Norwegian Cruise Line Holdings Ltd.* (a)	6,386	$344,397
Panera Bread Co., Class A* (a)	412	128,824
Papa John’s International, Inc.	3,296	260,582
Penn National Gaming, Inc.*	22,248	411,143
Pinnacle Entertainment, Inc.*	14,832	305,094
Red Robin Gourmet Burgers, Inc.*	2,884	169,435
Red Rock Resorts, Inc., Class A	4,738	110,774
Royal Caribbean Cruises Ltd.	7,004	746,626
Ruth’s Hospitality Group, Inc.	2,884	57,392
Scientific Games Corp., Class A*	10,712	254,410
Six Flags Entertainment Corp.(a)	3,090	193,465
Sonic Corp.(a)	4,738	127,357
Starbucks Corp.	35,844	2,152,791
Texas Roadhouse, Inc.	3,914	183,488
Vail Resorts, Inc.	2,266	447,898
Wendy’s Co. (The)(a)	18,952	279,353
Wyndham Worldwide Corp.(a)	2,060	196,339
Wynn Resorts Ltd.	1,648	202,720
Yum Brands, Inc.	9,270	609,503
Yum China Holdings, Inc.*	3,708	126,517
		20,138,883
Household Durables – 1.0%
Beazer Homes USA, Inc.*	29,664	368,130
CalAtlantic Group, Inc.(a)	7,004	253,685
Cavco Industries, Inc.*	618	73,387
DR Horton, Inc.	18,128	596,230
Ethan Allen Interiors, Inc.	618	18,416
Garmin Ltd.	824	41,892
Helen of Troy Ltd.*	8,858	832,652
iRobot Corp.* (a)	1,442	114,985
KB Home(a)	38,934	802,040
La-Z-Boy, Inc.	10,094	281,623
Leggett & Platt, Inc.	2,266	119,056
Lennar Corp., Class A	17,922	905,061
LGI Homes, Inc.* (a)	4,532	144,254

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Libbey, Inc.	412	$4,326
M/I Homes, Inc.*	2,884	78,329
MDC Holdings, Inc.(a)	7,559	234,405
Meritage Homes Corp.* (a)	9,476	369,090
Mohawk Industries, Inc.*	1,854	435,301
NACCO Industries, Inc., Class A(a)	412	34,876
Newell Brands, Inc.	11,742	560,563
NVR, Inc.*	206	434,917
PulteGroup, Inc.	15,656	354,922
Taylor Morrison Home Corp., Class A*	16,686	385,447
Tempur Sealy International, Inc.*	3,708	174,091
Toll Brothers, Inc.(a)	4,738	170,521
TRI Pointe Group, Inc.* (a)	42,024	523,199
Tupperware Brands Corp.	14,832	1,065,086
Universal Electronics, Inc.* (a)	2,678	185,585
Whirlpool Corp.	3,914	726,751
William Lyon Homes, Class A* (a)	10,094	222,068
		10,510,888
Household Products – 1.0%
Central Garden & Pet Co., Class A*	9,888	348,354
Church & Dwight Co., Inc.	6,180	306,095
Clorox Co. (The)	3,090	413,102
Colgate-Palmolive Co.	20,806	1,498,864
HRG Group, Inc.*	29,046	581,211
Kimberly-Clark Corp.	7,416	962,226
Procter & Gamble Co. (The)	63,242	5,522,924
Spectrum Brands Holdings, Inc.(a)	2,060	296,084
WD-40 Co.(a)	1,236	129,595
		10,058,455
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp.	56,238	636,052
Calpine Corp.*	206	2,101
Dynegy, Inc.* (a)	45,732	293,600

	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
NRG Energy, Inc.	109,798	$1,855,586
NRG Yield, Inc., Class A	618	10,716
NRG Yield, Inc., Class C(a)	29,252	517,760
Ormat Technologies, Inc.(a)	3,090	182,495
TerraForm Global, Inc., Class A*	18,334	87,087
TerraForm Power, Inc., Class A*	26,162	329,380
Vivint Solar, Inc.* (a)	824	2,472
		3,917,249
Industrial Conglomerates – 1.2%
3M Co.	16,068	3,146,596
Carlisle Cos., Inc.	1,648	167,091
General Electric Co.	208,678	6,049,575
Honeywell International, Inc.	20,188	2,647,454
Roper Technologies, Inc.(a)	2,678	585,679
		12,596,395
Insurance – 4.1%
Aflac, Inc.	14,008	1,048,919
Alleghany Corp.*	412	251,608
Allied World Assurance Co. Holdings AG	28,840	1,531,116
Allstate Corp. (The)	15,656	1,272,676
Ambac Financial Group, Inc.*	20,394	396,255
American Equity Investment Life Holding Co.	22,454	532,609
American Financial Group, Inc.	1,442	140,321
American International Group, Inc.	50,470	3,074,128
American National Insurance Co.	2,678	313,112
AMERISAFE, Inc.(a)	1,854	106,698
AmTrust Financial Services, Inc.	6,386	102,495
Aon plc	7,416	888,733
Arch Capital Group Ltd.*	5,150	499,395
Argo Group International Holdings Ltd.	10,300	679,285
Arthur J Gallagher & Co.	7,416	413,887

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Aspen Insurance Holdings Ltd.	18,746	$981,353
Assurant, Inc.	2,678	257,731
Assured Guaranty Ltd.	8,858	337,756
Axis Capital Holdings Ltd.	3,914	257,933
Brown & Brown, Inc.(a)	3,914	167,911
Chubb Ltd.	20,806	2,855,624
Cincinnati Financial Corp.(a)	4,532	326,712
CNO Financial Group, Inc.	56,856	1,197,956
Employers Holdings, Inc.	2,884	115,360
Enstar Group Ltd.*	3,502	682,190
Erie Indemnity Co., Class A	206	25,507
Everest Re Group Ltd.	1,030	259,261
FBL Financial Group, Inc., Class A	3,090	205,485
Fidelity & Guaranty Life(a)	5,562	158,239
First American Financial Corp.	8,240	357,698
FNF Group	7,004	286,814
Genworth Financial, Inc., Class A* (a)	187,254	756,506
Greenlight Capital Re Ltd., Class A* (a)	7,416	159,815
Hanover Insurance Group, Inc. (The)	12,566	1,109,201
Hartford Financial Services Group, Inc. (The)	12,978	627,616
HCI Group, Inc.	1,030	49,121
Heritage Insurance Holdings, Inc.	2,060	24,926
Horace Mann Educators Corp.	11,330	437,904
Infinity Property & Casualty Corp.	2,472	245,346
Kemper Corp.	11,330	445,836
Lincoln National Corp.	13,596	896,384
Loews Corp.	15,862	739,486
Maiden Holdings Ltd.(a)	12,978	160,278
Markel Corp.* (a)	412	399,475
Marsh & McLennan Cos., Inc.	13,596	1,007,871
MBIA, Inc.* (a)	49,852	418,757

	Shares	Value
Insurance – (continued)
Mercury General Corp.	8,446	$519,345
MetLife, Inc.	49,440	2,561,486
National General Holdings Corp.	14,832	337,280
National Western Life Group, Inc., Class A	412	126,171
Navigators Group, Inc. (The)	6,180	334,029
Old Republic International Corp.	16,686	345,066
Primerica, Inc.(a)	13,596	1,139,345
Principal Financial Group, Inc.	11,124	724,506
ProAssurance Corp.	4,532	280,531
Progressive Corp. (The)	20,394	810,050
Prudential Financial, Inc.	19,776	2,116,625
Reinsurance Group of America, Inc.	1,236	154,549
RenaissanceRe Holdings Ltd.	1,854	263,583
RLI Corp.(a)	3,090	176,810
Safety Insurance Group, Inc.	2,472	178,973
Selective Insurance Group, Inc.(a)	14,626	772,253
Stewart Information Services Corp.	2,884	136,817
Torchmark Corp.	4,532	347,650
Travelers Cos., Inc. (The)	13,596	1,654,089
United Fire Group, Inc.	4,944	217,536
Universal Insurance Holdings, Inc.(a)	6,592	171,722
Unum Group	8,858	410,391
Validus Holdings Ltd.	12,566	694,648
White Mountains Insurance Group Ltd.	206	176,942
Willis Towers Watson plc	2,060	273,197
WR Berkley Corp.	2,884	196,054
XL Group Ltd.	15,656	655,204
		42,978,141
Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.*	10,094	9,336,849
Etsy, Inc.*	2,884	31,032
Expedia, Inc.	2,678	358,102
Groupon, Inc.* (a)	3,708	14,535
HSN, Inc.	10,506	387,671

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet & Direct Marketing Retail – (continued)
Liberty Interactive Corp. QVC Group, Class A* (a)	22,248	$471,213
Netflix, Inc.*	10,712	1,630,366
Nutrisystem, Inc.(a)	3,708	198,193
Overstock.com, Inc.*	1,442	25,019
PetMed Express, Inc.(a)	824	19,034
Priceline Group, Inc. (The)*	1,236	2,282,670
Shutterfly, Inc.*	1,648	85,531
TripAdvisor, Inc.*	824	37,088
Wayfair, Inc., Class A* (a)	2,060	94,163
		14,971,466
Internet Software & Services – 2.7%
Akamai Technologies, Inc.* (a)	3,296	200,858
Alphabet, Inc., Class A*	5,150	4,761,278
Alphabet, Inc., Class C*	10,094	9,144,760
Blucora, Inc.*	13,802	254,647
Cimpress NV*	2,472	202,902
Cornerstone OnDemand, Inc.*	1,648	64,734
CoStar Group, Inc.*	1,442	347,363
eBay, Inc.*	25,132	839,660
Endurance International Group Holdings, Inc.*	412	3,131
Envestnet, Inc.*	1,648	57,350
Facebook, Inc., Class A*	58,298	8,759,275
Gogo, Inc.* (a)	1,030	12,988
GrubHub, Inc.*	1,236	53,123
IAC/InterActiveCorp*	1,030	85,500
j2 Global, Inc.	3,708	334,610
LogMeIn, Inc.	2,235	252,555
MercadoLibre, Inc.	412	94,311
NIC, Inc.(a)	2,266	48,379
Pandora Media, Inc.* (a)	1,648	17,881
SPS Commerce, Inc.*	618	34,151
Stamps.com, Inc.* (a)	1,236	131,201
VeriSign, Inc.*	2,678	238,128
Web.com Group, Inc.*	11,948	230,597
WebMD Health Corp.* (a)	3,502	189,914
XO Group, Inc.*	2,266	39,768
Yahoo!, Inc.*	18,540	893,813

	Shares	Value
Internet Software & Services – (continued)
Yelp, Inc.*	412	$14,589
Zillow Group, Inc., Class A*	6,180	237,868
Zillow Group, Inc., Class C* (a)	2,678	104,442
		27,649,776
IT Services – 3.2%
Accenture plc, Class A	15,038	1,824,109
Acxiom Corp.*	2,472	71,441
Alliance Data Systems Corp.	2,472	617,085
Automatic Data Processing, Inc.	12,978	1,356,071
Blackhawk Network Holdings, Inc.* (a)	15,862	641,618
Booz Allen Hamilton Holding Corp.	8,858	318,268
Broadridge Financial Solutions, Inc.	2,678	187,299
CACI International, Inc., Class A*	6,180	729,240
Cardtronics plc, Class A*	9,476	394,012
Cass Information Systems, Inc.(a)	412	27,386
Cognizant Technology Solutions Corp., Class A*	13,802	831,294
Convergys Corp.	28,222	635,277
CoreLogic, Inc.*	5,974	255,329
CSG Systems International, Inc.	5,356	200,903
DST Systems, Inc.	2,060	253,607
DXC Technology Co.*	9,090	684,841
EPAM Systems, Inc.*	1,854	142,758
Euronet Worldwide, Inc.*	3,502	289,335
ExlService Holdings, Inc.*	1,236	58,969
Fidelity National Information Services, Inc.	6,386	537,637
First Data Corp., Class A*	41,406	646,762
Fiserv, Inc.*	7,004	834,456
FleetCor Technologies, Inc.*	1,648	232,599
Forrester Research, Inc.(a)	412	16,707
Gartner, Inc.*	2,483	283,285
Genpact Ltd.	6,592	160,977
Global Payments, Inc.	4,120	336,851

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
International Business Machines Corp.	37,492	$6,009,593
Jack Henry & Associates, Inc.	1,854	179,690
Leidos Holdings, Inc.(a)	5,150	271,199
ManTech International Corp., Class A	4,532	160,886
Mastercard, Inc., Class A	23,896	2,779,583
MAXIMUS, Inc.(a)	4,326	263,843
MoneyGram International, Inc.*	3,090	55,033
Net 1 UEPS Technologies, Inc.*	10,300	111,549
NeuStar, Inc., Class A*	16,686	553,975
Paychex, Inc.	8,858	525,102
PayPal Holdings, Inc.*	26,162	1,248,451
Perficient, Inc.*	5,974	104,067
Sabre Corp.(a)	2,472	57,869
Science Applications International Corp.	3,502	255,611
ServiceSource International, Inc.*	12,772	48,023
Sykes Enterprises, Inc.*	9,888	294,761
TeleTech Holdings, Inc.(a)	4,326	135,187
Teradata Corp.* (a)	37,698	1,100,028
Total System Services, Inc.	4,944	283,341
Travelport Worldwide Ltd.	39,346	518,187
Unisys Corp.* (a)	7,622	86,129
Vantiv, Inc., Class A*	3,090	191,704
Virtusa Corp.* (a)	7,416	229,748
Visa, Inc., Class A	46,350	4,228,047
Western Union Co. (The)	15,244	302,746
WEX, Inc.* (a)	1,648	167,206
		32,729,674
Leisure Products – 0.2%
American Outdoor Brands Corp.* (a)	18,128	401,535
Brunswick Corp.	5,356	303,953
Callaway Golf Co.	5,562	65,910
Hasbro, Inc.(a)	3,090	306,250
Mattel, Inc.(a)	10,712	240,163
Nautilus, Inc.* (a)	412	7,498

	Shares	Value
Leisure Products – (continued)
Polaris Industries, Inc.(a)	1,236	$105,381
Sturm Ruger & Co., Inc.(a)	6,386	386,034
Vista Outdoor, Inc.* (a)	24,514	479,494
		2,296,218
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	5,562	306,188
Bio-Rad Laboratories, Inc., Class A*	206	44,962
Bio-Techne Corp.	2,266	242,643
Bruker Corp.	4,944	120,584
Cambrex Corp.* (a)	4,120	244,522
Charles River Laboratories International, Inc.*	3,090	277,173
Illumina, Inc.*	2,884	533,136
Mettler-Toledo International, Inc.*	824	423,058
NeoGenomics, Inc.*	4,326	32,661
PAREXEL International Corp.*	3,708	236,682
PerkinElmer, Inc.	1,854	110,146
Quintiles IMS Holdings, Inc.*	4,944	416,681
Thermo Fisher Scientific, Inc.	8,652	1,430,435
VWR Corp.*	2,678	75,680
Waters Corp.*	1,442	244,982
		4,739,533
Machinery – 2.4%
Actuant Corp., Class A(a)	1,030	28,119
AGCO Corp.	3,090	197,729
Alamo Group, Inc.	824	65,145
Albany International Corp., Class A	3,708	180,765
Altra Industrial Motion Corp.	1,236	54,569
American Railcar Industries, Inc.(a)	1,854	77,775
Astec Industries, Inc.	1,648	104,401
Barnes Group, Inc.	10,712	588,839
Briggs & Stratton Corp.	2,884	72,071
Caterpillar, Inc.	19,364	1,980,163
Chart Industries, Inc.* (a)	7,210	263,237
CIRCOR International, Inc.(a)	2,266	151,165
Colfax Corp.*	11,948	483,536

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Columbus McKinnon Corp.(a)	824	$21,531
Crane Co.	7,004	559,690
Cummins, Inc.	8,034	1,212,652
Deere & Co.	10,094	1,126,591
Douglas Dynamics, Inc.(a)	2,060	65,714
Dover Corp.	5,356	422,481
Energy Recovery, Inc.* (a)	4,532	38,250
EnPro Industries, Inc.(a)	1,030	72,770
ESCO Technologies, Inc.	618	36,369
Federal Signal Corp.(a)	4,738	73,960
Flowserve Corp.	618	31,438
Fortive Corp.	6,592	417,010
Franklin Electric Co., Inc.	1,442	59,266
Global Brass & Copper Holdings, Inc.	5,768	205,629
Gorman-Rupp Co. (The)(a)	1,030	29,479
Graco, Inc.(a)	824	88,868
Greenbrier Cos., Inc. (The)(a)	7,828	340,127
Hillenbrand, Inc.	14,832	547,301
IDEX Corp.	1,442	151,064
Illinois Tool Works, Inc.	9,888	1,365,434
Ingersoll-Rand plc	5,974	530,193
ITT, Inc.(a)	6,386	269,042
John Bean Technologies Corp.(a)	3,502	310,452
Kadant, Inc.	3,090	192,044
Lincoln Electric Holdings, Inc.	1,442	128,381
Lindsay Corp.(a)	206	17,893
Lydall, Inc.*	3,914	205,094
Manitowoc Co., Inc. (The)*	16,068	95,926
Meritor, Inc.* (a)	20,394	363,217
Middleby Corp. (The)*	3,090	420,642
Mueller Industries, Inc.	5,356	171,606
Mueller Water Products, Inc., Class A	12,566	141,368
Navistar International Corp.*	16,274	437,933
NN, Inc.(a)	8,240	227,424
Nordson Corp.(a)	824	103,165
Oshkosh Corp.	4,532	314,475
PACCAR, Inc.(a)	15,450	1,030,978
Parker-Hannifin Corp.	4,944	794,995

	Shares	Value
Machinery – (continued)
Pentair plc	2,472	$159,469
Proto Labs, Inc.*	412	23,896
RBC Bearings, Inc.* (a)	1,648	165,294
Rexnord Corp.*	34,196	834,382
Snap-on, Inc.	1,442	241,578
SPX Corp.*	20,188	485,723
SPX FLOW, Inc.*	14,420	521,139
Standex International Corp.	1,854	174,183
Stanley Black & Decker, Inc.	4,326	588,985
Sun Hydraulics Corp.	824	32,004
Tennant Co.(a)	1,030	75,448
Terex Corp.	9,888	345,882
Timken Co. (The)(a)	17,922	864,737
Titan International, Inc.	6,592	70,600
Toro Co. (The)	7,416	481,447
TriMas Corp.*	9,270	212,747
Trinity Industries, Inc.(a)	47,998	1,291,146
Wabash National Corp.(a)	16,686	380,107
WABCO Holdings, Inc.*	1,442	171,411
Wabtec Corp.(a)	1,648	138,251
Watts Water Technologies, Inc., Class A(a)	2,060	128,132
Woodward, Inc.	4,120	278,800
Xylem, Inc.	3,090	158,857
		24,692,184
Marine – 0.0%(c)
Kirby Corp.* (a)	412	29,087
Matson, Inc.(a)	3,914	124,074
		153,161
Media – 2.7%
AMC Entertainment Holdings, Inc., Class A	430	13,029
AMC Networks, Inc., Class A*	22,660	1,352,349
CBS Corp. (Non-Voting), Class B	12,154	808,970
Charter Communications, Inc., Class A*	7,004	2,417,501
Cinemark Holdings, Inc.(a)	4,738	204,682
Comcast Corp., Class A	127,720	5,005,347
Discovery Communications, Inc., Class A* (a)	1,854	53,358

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Discovery Communications, Inc., Class C* (a)	16,892	$472,638
DISH Network Corp., Class A*	5,974	384,965
Entravision Communications Corp., Class A	12,360	76,632
EW Scripps Co. (The), Class A* (a)	8,858	197,356
Gannett Co., Inc.	34,196	285,879
Global Eagle Entertainment, Inc.* (a)	15,038	46,618
Gray Television, Inc.*	21,424	313,862
Interpublic Group of Cos., Inc. (The)	9,064	213,639
John Wiley & Sons, Inc., Class A	4,738	249,693
Liberty Media Corp-Liberty Braves, Class C*	5,150	126,278
Liberty Media Corp-Liberty Formula One, Class A*	13,596	461,040
Liberty Media Corp-Liberty Formula One, Class C*	1,854	64,927
Liberty Media Corp-Liberty SiriusXM, Class A*	2,266	86,335
Liberty Media Corp-Liberty SiriusXM, Class C*	4,944	187,823
Lions Gate Entertainment Corp., Class A* (a)	2,158	56,475
Lions Gate Entertainment Corp., Class B*	1,855	44,242
Live Nation Entertainment, Inc.*	9,476	304,748
Meredith Corp.(a)	7,828	458,329
MSG Networks, Inc., Class A*	14,008	349,500
National CineMedia, Inc.	412	4,890
New York Times Co. (The), Class A(a)	12,154	175,625
News Corp., Class A	4,120	52,406
News Corp., Class B	1,236	16,068
Nexstar Media Group, Inc.	11,742	810,198
Omnicom Group, Inc.	4,326	355,251

	Shares	Value
Media – (continued)
Regal Entertainment Group, Class A(a)	26,574	$586,488
Scholastic Corp.(a)	3,914	169,202
Scripps Networks Interactive, Inc., Class A(a)	5,356	400,200
Sinclair Broadcast Group, Inc., Class A(a)	21,012	828,923
Sirius XM Holdings, Inc.(a)	53,972	267,161
TEGNA, Inc.	2,884	73,484
Time Warner, Inc.	19,570	1,942,714
Time, Inc.	30,076	457,155
Tribune Media Co., Class A	23,072	843,512
tronc, Inc.*	206	2,954
Twenty-First Century Fox, Inc., Class A	43,672	1,333,743
Viacom, Inc., Class A	2,678	119,439
Viacom, Inc., Class B	12,360	526,042
Walt Disney Co. (The)	38,110	4,405,516
World Wrestling Entertainment, Inc., Class A	3,296	70,633
		27,677,819
Metals & Mining – 0.8%
AK Steel Holding Corp.* (a)	98,262	622,981
Allegheny Technologies, Inc.(a)	37,080	680,418
Carpenter Technology Corp.(a)	7,210	292,726
Century Aluminum Co.*	18,128	247,266
Cliffs Natural Resources, Inc.*	84,048	564,802
Coeur Mining, Inc.* (a)	18,746	169,839
Commercial Metals Co.(a)	31,930	595,175
Compass Minerals International, Inc.(a)	412	27,192
Freeport-McMoRan, Inc.*	28,428	362,457
Hecla Mining Co.	41,612	226,785
Kaiser Aluminum Corp.	3,090	260,827
Materion Corp.	1,236	47,030
McEwen Mining, Inc.(a)	14,832	45,089
Newmont Mining Corp.	18,952	640,767
Nucor Corp.	4,326	265,314

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Reliance Steel & Aluminum Co.	412	$32,474
Schnitzer Steel Industries, Inc., Class A	10,094	190,777
Steel Dynamics, Inc.	2,884	104,228
Stillwater Mining Co.*	18,334	329,645
SunCoke Energy, Inc.*	33,166	304,132
TimkenSteel Corp.* (a)	26,162	394,523
United States Steel Corp.	56,238	1,255,232
Worthington Industries, Inc.	14,626	636,231
		8,295,910
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
AG Mortgage Investment Trust, Inc.	14,420	273,259
AGNC Investment Corp.	40,376	850,722
Altisource Residential Corp.(a)	8,652	124,416
Annaly Capital Management, Inc.	93,730	1,106,951
Anworth Mortgage Asset Corp.(a)	8,034	47,079
Apollo Commercial Real Estate Finance, Inc.(a)	16,480	317,899
ARMOUR Residential REIT, Inc.(a)	15,038	361,965
Blackstone Mortgage Trust, Inc., Class A(a)	31,724	979,637
Capstead Mortgage Corp.(a)	24,514	273,086
Chimera Investment Corp.	50,264	1,023,375
CYS Investments, Inc.(a)	59,328	506,068
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,442	31,609
Invesco Mortgage Capital, Inc.(a)	31,518	514,059
Ladder Capital Corp.	20,124	294,414
MFA Financial, Inc.	124,836	1,037,387
MTGE Investment Corp.	6,386	114,948
New Residential Investment Corp.	86,520	1,442,288

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) – (continued)
New York Mortgage Trust, Inc.(a)	44,702	$286,540
Orchid Island Capital, Inc.(a)	4,120	43,672
PennyMac Mortgage Investment Trust	19,982	357,278
Redwood Trust, Inc.(a)	16,480	281,314
Resource Capital Corp.	5,974	55,857
Starwood Property Trust, Inc.	4,120	93,483
Two Harbors Investment Corp.	138,432	1,382,936
Western Asset Mortgage Capital Corp.	5,150	54,229
		11,854,471
Multiline Retail – 0.5%
Big Lots, Inc.(a)	11,536	582,453
Dillard’s, Inc., Class A	11,536	638,748
Dollar General Corp.	6,798	494,283
Dollar Tree, Inc.* (a)	12,154	1,005,987
JC Penney Co., Inc.* (a)	24,720	132,994
Kohl’s Corp.	6,180	241,205
Macy’s, Inc.(a)	17,922	523,681
Nordstrom, Inc.(a)	5,562	268,478
Sears Holdings Corp.* (a)	618	6,316
Target Corp.	29,664	1,656,734
Tuesday Morning Corp.* (a)	2,678	8,703
		5,559,582
Multi-Utilities – 0.8%
Ameren Corp.	9,270	506,976
Avista Corp.(a)	5,768	232,681
Black Hills Corp.(a)	4,120	280,242
CenterPoint Energy, Inc.	10,712	305,613
CMS Energy Corp.	5,974	271,220
Consolidated Edison, Inc.(a)	11,536	914,574
Dominion Resources, Inc.(a)	12,772	988,936
DTE Energy Co.	7,210	754,094
NiSource, Inc.	5,768	139,874
NorthWestern Corp.(a)	8,858	529,531
Public Service Enterprise Group, Inc.	23,072	1,016,322
SCANA Corp.	3,296	218,558
Sempra Energy	5,562	628,617

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – (continued)
Unitil Corp.	2,472	$119,719
Vectren Corp.	6,592	391,697
WEC Energy Group, Inc.	10,919	660,818
		7,959,472
Oil, Gas & Consumable Fuels – 3.5%
Alon USA Energy, Inc.	13,802	166,866
Anadarko Petroleum Corp.	11,536	657,783
Apache Corp.	12,154	591,171
Bill Barrett Corp.*	18,540	71,194
Cabot Oil & Gas Corp.	9,476	220,222
Callon Petroleum Co.*	15,862	187,806
Carrizo Oil & Gas, Inc.* (a)	4,532	113,980
Cheniere Energy, Inc.*	6,798	308,289
Chesapeake Energy Corp.* (a)	39,140	205,876
Chevron Corp.	48,616	5,187,327
Cimarex Energy Co.(a)	1,236	144,216
Clean Energy Fuels Corp.* (a)	824	2,011
Cobalt International Energy, Inc.* (a)	112,888	44,150
Concho Resources, Inc.*	1,854	234,828
ConocoPhillips	32,960	1,579,114
CONSOL Energy, Inc.*	14,832	225,150
Continental Resources, Inc.*	4,738	200,939
CVR Energy, Inc.	618	13,528
Delek US Holdings, Inc.	10,712	257,838
Denbury Resources, Inc.*	161,504	358,539
Devon Energy Corp.	13,802	545,041
Diamondback Energy, Inc.* (a)	3,090	308,506
Energen Corp.*	824	42,840
EOG Resources, Inc.	15,244	1,410,070
EP Energy Corp., Class A* (a)	29,252	132,219
EQT Corp.	2,678	155,699
EXCO Resources, Inc.* (a)	19,776	9,690
Exxon Mobil Corp.	106,502	8,695,888
Gener8 Maritime, Inc.*	31,106	167,039
Green Plains, Inc.(a)	3,708	85,284
Hess Corp.	5,768	281,651

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
HollyFrontier Corp.	3,502	$98,546
Kinder Morgan, Inc.	49,852	1,028,447
Kosmos Energy Ltd.* (a)	3,914	23,523
Marathon Oil Corp.	22,660	336,954
Marathon Petroleum Corp.	24,308	1,238,250
Matador Resources Co.* (a)	4,944	107,186
Murphy Oil Corp.(a)	824	21,572
Newfield Exploration Co.*	4,120	142,634
Noble Energy, Inc.	7,622	246,419
Oasis Petroleum, Inc.* (a)	23,484	280,399
Occidental Petroleum Corp.	11,742	722,603
ONEOK, Inc.	2,472	130,052
Parsley Energy, Inc., Class A* (a)	1,236	36,820
PBF Energy, Inc., Class A(a)	38,316	855,213
PDC Energy, Inc.* (a)	1,854	102,396
Phillips 66	16,068	1,278,370
Pioneer Natural Resources Co.	5,150	890,898
QEP Resources, Inc.*	14,214	167,867
Range Resources Corp.	4,532	120,053
Renewable Energy Group, Inc.* (a)	1,236	12,916
REX American Resources Corp.*	1,236	117,024
Rice Energy, Inc.*	23,278	495,589
RSP Permian, Inc.*	1,854	70,545
Sanchez Energy Corp.* (a)	19,158	148,283
SemGroup Corp., Class A(a)	618	20,579
SM Energy Co.	1,030	23,268
Southwestern Energy Co.*	26,162	196,477
SRC ENERGY, Inc.* (a)	57,062	430,247
Targa Resources Corp.	7,004	386,131
Tesoro Corp.	4,532	361,246
Valero Energy Corp.	19,982	1,291,037
Western Refining, Inc.	25,215	869,665
Whiting Petroleum Corp.*	23,072	191,498
Williams Cos., Inc. (The)	10,712	328,109
World Fuel Services Corp.	21,424	789,046
WPX Energy, Inc.*	35,844	427,619
		36,592,235

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 0.3%
Boise Cascade Co.*	5,150	$157,075
Clearwater Paper Corp.*	2,472	120,139
Domtar Corp.	21,836	865,797
KapStone Paper and Packaging Corp.	26,780	564,790
Louisiana-Pacific Corp.*	12,360	318,146
Mercer International, Inc.	17,098	208,596
Neenah Paper, Inc.	2,884	225,961
PH Glatfelter Co.	8,652	186,105
Resolute Forest Products, Inc.*	1,030	6,438
Schweitzer-Mauduit International, Inc.	4,738	203,971
		2,857,018
Personal Products – 0.2%
Coty, Inc., Class A	17,922	319,908
Edgewell Personal Care Co.*	2,884	206,177
Estee Lauder Cos., Inc. (The), Class A	4,738	412,869
Herbalife Ltd.* (a)	5,356	338,820
Inter Parfums, Inc.	2,266	85,995
Medifast, Inc.	1,236	57,251
Natural Health Trends Corp.(a)	824	23,632
Nu Skin Enterprises, Inc., Class A(a)	10,094	557,492
Revlon, Inc., Class A*	2,266	58,803
USANA Health Sciences, Inc.*	1,442	81,978
		2,142,925
Pharmaceuticals – 3.2%
Akorn, Inc.* (a)	11,536	385,879
Allergan plc	9,476	2,310,817
Bristol-Myers Squibb Co.	43,054	2,413,177
Depomed, Inc.* (a)	4,738	56,809
Eli Lilly & Co.	26,368	2,163,758
Horizon Pharma plc* (a)	23,690	364,352
Impax Laboratories, Inc.* (a)	206	2,894
Jazz Pharmaceuticals plc* (a)	2,472	393,740

	Shares	Value
Pharmaceuticals – (continued)
Johnson & Johnson	70,452	$8,698,708
Lannett Co., Inc.* (a)	1,030	26,780
Medicines Co. (The)* (a)	3,090	152,399
Merck & Co., Inc.	69,834	4,352,753
Mylan NV*	10,506	392,399
Nektar Therapeutics*	5,562	105,511
Pacira Pharmaceuticals, Inc.*	3,502	170,022
Perrigo Co. plc	6,386	472,181
Pfizer, Inc.	282,838	9,593,865
Prestige Brands Holdings, Inc.* (a)	3,914	224,703
SciClone Pharmaceuticals, Inc.* (a)	4,326	41,746
Supernus Pharmaceuticals, Inc.* (a)	412	13,431
TherapeuticsMD, Inc.* (a)	206	1,051
Zoetis, Inc.	11,124	624,168
		32,961,143
Professional Services – 0.5%
Acacia Research Corp.*	15,450	84,202
CBIZ, Inc.* (a)	9,682	152,492
Dun & Bradstreet Corp. (The)	824	90,319
Equifax, Inc.	2,678	362,360
Exponent, Inc.(a)	2,472	151,163
FTI Consulting, Inc.* (a)	11,124	384,779
GP Strategies Corp.*	1,030	27,913
Heidrick & Struggles International, Inc.	1,442	31,003
Huron Consulting Group, Inc.*	6,592	293,344
ICF International, Inc.*	4,120	181,898
IHS Markit Ltd.* (a)	2,923	126,858
Insperity, Inc.	2,060	188,181
Kelly Services, Inc., Class A	2,678	59,773
Kforce, Inc.	3,090	70,143
Korn/Ferry International	10,712	347,069
ManpowerGroup, Inc.	1,236	124,811
Mistras Group, Inc.* (a)	206	4,635
Navigant Consulting, Inc.*	15,244	365,399
Nielsen Holdings plc	6,180	254,183
On Assignment, Inc.*	16,480	853,170
Resources Connection, Inc.	2,884	40,088

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
Robert Half International, Inc.	2,266	$104,349
RPX Corp.*	8,446	108,447
TriNet Group, Inc.*	2,060	60,564
TrueBlue, Inc.*	15,244	416,923
Verisk Analytics, Inc.*	3,502	290,001
WageWorks, Inc.* (a)	1,648	121,622
		5,295,689
Real Estate Management & Development – 0.2%
Altisource Portfolio Solutions SA* (a)	1,648	36,404
CBRE Group, Inc., Class A*	5,356	191,798
HFF, Inc., Class A(a)	2,884	90,558
Howard Hughes Corp. (The)*	824	101,443
Jones Lang LaSalle, Inc.	2,060	236,612
Kennedy-Wilson Holdings, Inc.(a)	2,472	50,429
Realogy Holdings Corp.	48,410	1,478,925
St Joe Co. (The)*	6,798	118,965
		2,305,134
Road & Rail – 1.0%
AMERCO	618	231,416
ArcBest Corp.	8,240	217,948
Avis Budget Group, Inc.* (a)	27,810	848,205
CSX Corp.	38,522	1,958,458
Genesee & Wyoming, Inc., Class A*	412	27,917
Heartland Express, Inc.	2,884	58,026
Hertz Global Holdings, Inc.* (a)	26,162	431,411
JB Hunt Transport Services, Inc.	1,442	129,290
Kansas City Southern	1,236	111,327
Knight Transportation, Inc.(a)	5,562	190,777
Landstar System, Inc.	2,678	228,835
Marten Transport Ltd.	4,326	107,285
Norfolk Southern Corp.	11,330	1,331,162
Old Dominion Freight Line, Inc.(a)	3,296	291,762
Roadrunner Transportation Systems, Inc.*	206	1,384

	Shares	Value
Road & Rail – (continued)
Ryder System, Inc.	3,296	$223,831
Saia, Inc.* (a)	8,240	396,756
Swift Transportation Co.* (a)	34,814	855,728
Union Pacific Corp.	20,188	2,260,249
Werner Enterprises, Inc.(a)	1,030	28,119
		9,929,886
Semiconductors & Semiconductor Equipment – 3.0%
Advanced Energy Industries, Inc.*	5,150	380,070
Advanced Micro Devices, Inc.*	56,856	756,185
Amkor Technology, Inc.* (a)	25,544	300,908
Analog Devices, Inc.	7,195	548,259
Applied Materials, Inc.	33,372	1,355,237
Broadcom Ltd.	8,858	1,955,935
Brooks Automation, Inc.	4,326	109,275
Cabot Microelectronics Corp.	1,854	145,261
Cavium, Inc.*	4,576	315,058
CEVA, Inc.* (a)	206	7,416
Cirrus Logic, Inc.*	9,064	583,268
Cypress Semiconductor Corp.(a)	78,280	1,096,703
Diodes, Inc.*	824	19,273
Entegris, Inc.*	14,626	362,725
Exar Corp.*	412	5,360
First Solar, Inc.* (a)	3,090	91,310
FormFactor, Inc.*	7,622	84,604
Inphi Corp.* (a)	2,060	85,325
Integrated Device Technology, Inc.*	11,124	266,865
Intel Corp.	209,708	7,580,944
IXYS Corp.	824	11,495
KLA-Tencor Corp.	1,854	182,100
Kulicke & Soffa Industries, Inc.*	4,120	91,958
Lam Research Corp.	5,974	865,334
Lattice Semiconductor Corp.*	6,592	45,221
MACOM Technology Solutions Holdings, Inc.* (a)	627	30,648

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Marvell Technology Group Ltd.	14,420	$216,588
Maxim Integrated Products, Inc.	7,004	309,227
MaxLinear, Inc., Class A* (a)	8,446	235,052
Microchip Technology, Inc.(a)	3,502	264,681
Micron Technology, Inc.*	35,844	991,803
Microsemi Corp.*	12,978	609,187
MKS Instruments, Inc.(a)	4,532	354,629
Monolithic Power Systems, Inc.	3,090	282,735
Nanometrics, Inc.*	206	6,500
NVIDIA Corp.	13,596	1,418,063
ON Semiconductor Corp.* (a)	10,712	151,896
PDF Solutions, Inc.*	824	15,672
Photronics, Inc.*	8,446	97,129
Power Integrations, Inc.	1,442	95,100
Qorvo, Inc.*	8,446	574,581
QUALCOMM, Inc.	65,920	3,542,541
Rambus, Inc.* (a)	11,948	149,589
Rudolph Technologies, Inc.*	1,442	35,329
Silicon Laboratories, Inc.* (a)	2,266	161,226
Skyworks Solutions, Inc.	4,532	452,022
SolarEdge Technologies, Inc.* (a)	6,180	99,807
SunPower Corp.* (a)	4,120	28,593
Synaptics, Inc.*	10,300	564,131
Teradyne, Inc.	6,386	225,234
Texas Instruments, Inc.	27,398	2,169,374
Veeco Instruments, Inc.* (a)	8,652	285,516
Xcerra Corp.*	1,030	10,094
Xilinx, Inc.	5,150	325,017
Xperi Corp.	5,356	179,962
		31,128,015
Software – 3.0%
8x8, Inc.*	6,386	92,916
ACI Worldwide, Inc.* (a)	9,682	208,066
Activision Blizzard, Inc.	15,038	785,735
Adobe Systems, Inc.*	10,918	1,460,173

	Shares	Value
Software – (continued)
ANSYS, Inc.*	2,472	$272,316
Aspen Technology, Inc.*	5,356	329,340
Autodesk, Inc.*	4,532	408,197
Blackbaud, Inc.(a)	3,502	281,596
Bottomline Technologies de, Inc.*	412	9,600
BroadSoft, Inc.* (a)	1,030	39,552
CA, Inc.	7,828	256,993
Cadence Design Systems, Inc.*	5,150	167,736
Callidus Software, Inc.*	3,296	69,381
CDK Global, Inc.	2,060	133,921
Citrix Systems, Inc.*	2,266	183,410
Digimarc Corp.* (a)	618	17,829
Ebix, Inc.(a)	4,326	266,914
Electronic Arts, Inc.*	7,004	664,119
Ellie Mae, Inc.*	2,472	251,551
Fair Isaac Corp.	1,854	251,180
FireEye, Inc.* (a)	5,150	64,426
Fortinet, Inc.* (a)	8,240	321,360
Glu Mobile, Inc.* (a)	412	952
Guidewire Software, Inc.* (a)	2,060	126,669
Imperva, Inc.*	1,648	73,254
Intuit, Inc.	7,210	902,764
Manhattan Associates, Inc.*	3,914	182,745
Microsoft Corp.	199,408	13,651,472
MicroStrategy, Inc., Class A*	1,030	195,875
Monotype Imaging Holdings, Inc.(a)	1,648	33,537
Nuance Communications, Inc.*	9,064	162,155
Oracle Corp.	74,160	3,334,234
Pegasystems, Inc.(a)	2,678	121,983
Progress Software Corp.	3,090	91,835
Proofpoint, Inc.* (a)	2,472	186,315
PTC, Inc.* (a)	7,416	400,835
Qualys, Inc.*	1,236	47,462
RealPage, Inc.* (a)	206	7,632
Red Hat, Inc.*	3,914	344,745
salesforce.com, Inc.*	12,978	1,117,665
ServiceNow, Inc.*	2,678	253,017
Silver Spring Networks, Inc.*	5,562	63,462

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Splunk, Inc.* (a)	1,648	$105,983
SS&C Technologies Holdings, Inc.(a)	7,004	257,327
Symantec Corp.	14,420	456,105
Synchronoss Technologies, Inc.*	618	9,888
Synopsys, Inc.*	3,708	273,280
Take-Two Interactive Software, Inc.*	5,562	349,572
TiVo Corp.	39,346	777,084
Tyler Technologies, Inc.* (a)	1,648	269,596
Ultimate Software Group, Inc. (The)* (a)	1,442	292,250
VASCO Data Security International, Inc.*	2,678	36,153
Verint Systems, Inc.* (a)	15,038	590,993
Workday, Inc., Class A* (a)	412	36,009
		31,289,159
Specialty Retail – 2.7%
Aaron’s, Inc.(a)	19,364	695,942
Abercrombie & Fitch Co., Class A(a)	9,064	108,677
Advance Auto Parts, Inc.(a)	1,442	204,966
American Eagle Outfitters, Inc.	61,594	867,859
Asbury Automotive Group, Inc.* (a)	8,652	529,502
Ascena Retail Group, Inc.* (a)	86,520	338,293
AutoNation, Inc.* (a)	412	17,304
AutoZone, Inc.*	824	570,365
Barnes & Noble, Inc.	4,120	35,226
Bed Bath & Beyond, Inc.	5,974	231,493
Best Buy Co., Inc.	10,506	544,316
Big 5 Sporting Goods Corp.	618	9,517
Boot Barn Holdings, Inc.* (a)	6,592	69,941
Buckle, Inc. (The)(a)	10,506	196,462
Burlington Stores, Inc.*	4,326	427,928
Cabela’s, Inc.*	1,030	56,238
Caleres, Inc.	12,978	374,026
CarMax, Inc.*	11,124	650,754

	Shares	Value
Specialty Retail – (continued)
Cato Corp. (The), Class A	5,150	$116,184
Chico’s FAS, Inc.(a)	36,462	503,905
Children’s Place, Inc. (The)(a)	1,854	212,839
Citi Trends, Inc.	2,060	38,707
Conn’s, Inc.* (a)	6,798	119,645
Container Store Group, Inc. (The)*	2,266	9,336
CST Brands, Inc.	5,356	258,641
Dick’s Sporting Goods, Inc.	2,266	114,546
DSW, Inc., Class A(a)	18,952	390,790
Express, Inc.* (a)	23,896	206,223
Foot Locker, Inc.	3,708	286,777
GameStop Corp., Class A	35,638	808,626
Gap, Inc. (The)(a)	9,888	259,066
Genesco, Inc.* (a)	3,708	197,636
GNC Holdings, Inc., Class A(a)	23,072	179,500
Group 1 Automotive, Inc.(a)	9,064	624,963
Guess?, Inc.	5,356	59,773
Haverty Furniture Cos., Inc.	824	20,312
Hibbett Sports, Inc.*	206	5,356
Home Depot, Inc. (The)	31,930	4,984,273
L Brands, Inc.	6,386	337,245
Lithia Motors, Inc., Class A(a)	7,828	747,965
Lowe’s Cos., Inc.	24,102	2,045,778
Lumber Liquidators Holdings, Inc.* (a)	6,798	166,891
MarineMax, Inc.*	2,472	50,305
Michael’s Cos., Inc. (The)*	1,854	43,309
Monro Muffler Brake, Inc.	2,678	138,854
Murphy USA, Inc.* (a)	10,506	730,902
Office Depot, Inc.	172,834	858,985
O’Reilly Automotive, Inc.*	2,472	613,427
Party City Holdco, Inc.* (a)	13,390	214,240
Penske Automotive Group, Inc.(a)	4,326	206,393
Pier 1 Imports, Inc.	38,110	256,861
Rent-A-Center, Inc.(a)	18,746	200,395
RH* (a)	12,772	612,673
Ross Stores, Inc.	11,536	749,840
Sally Beauty Holdings, Inc.* (a)	7,828	148,889
Select Comfort Corp.*	3,708	114,577

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Shoe Carnival, Inc.	1,648	$41,810
Signet Jewelers Ltd.	4,120	271,261
Sonic Automotive, Inc., Class A(a)	16,480	323,008
Sportsman’s Warehouse Holdings, Inc.* (a)	6,386	26,119
Staples, Inc.	23,896	233,464
Tailored Brands, Inc.(a)	16,274	200,658
Tiffany & Co.(a)	1,030	94,400
TJX Cos., Inc. (The)	16,480	1,295,987
Tractor Supply Co.(a)	3,914	242,316
Ulta Beauty, Inc.*	1,648	463,813
Urban Outfitters, Inc.* (a)	33,166	758,838
Vitamin Shoppe, Inc.* (a)	5,356	103,371
Williams-Sonoma, Inc.	1,030	55,672
		27,674,153
Technology Hardware, Storage & Peripherals – 4.1%
3D Systems Corp.* (a)	14,832	234,791
Apple, Inc.	245,758	35,303,137
Avid Technology, Inc.*	13,802	77,360
CPI Card Group, Inc.(a)	8,446	30,406
Cray, Inc.* (a)	2,060	36,874
Diebold Nixdorf, Inc.(a)	29,664	836,525
Eastman Kodak Co.* (a)	3,708	40,788
Electronics For Imaging, Inc.* (a)	3,708	169,752
Hewlett Packard Enterprise Co.	77,044	1,435,330
HP, Inc.	65,096	1,225,107
NCR Corp.*	9,888	407,880
NetApp, Inc.	12,566	500,755
Pure Storage, Inc., Class A*	16,686	177,038
Seagate Technology plc	10,918	459,975
Super Micro Computer, Inc.*	3,090	75,396
Western Digital Corp.	11,536	1,027,512
Xerox Corp.	44,290	318,445
		42,357,071
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	1,442	132,722
Coach, Inc.(a)	6,798	267,773

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Columbia Sportswear Co.(a)	2,472	$139,965
Deckers Outdoor Corp.*	10,712	638,328
Fossil Group, Inc.* (a)	21,218	366,010
G-III Apparel Group Ltd.* (a)	12,978	307,579
Hanesbrands, Inc.(a)	5,356	116,814
Iconix Brand Group, Inc.*	18,540	129,780
Kate Spade & Co.*	5,974	103,948
Lululemon Athletica, Inc.*	2,884	149,968
Michael Kors Holdings Ltd.*	206	7,690
Movado Group, Inc.(a)	3,296	77,126
NIKE, Inc., Class B	42,024	2,328,550
Oxford Industries, Inc.	618	35,832
Perry Ellis International, Inc.*	1,442	29,590
PVH Corp.	5,356	541,117
Ralph Lauren Corp.	3,914	315,938
Sequential Brands Group, Inc.*	206	694
Skechers USA, Inc., Class A*	44,702	1,128,725
Steven Madden Ltd.*	3,502	133,251
Under Armour, Inc., Class A* (a)	1,648	35,415
Under Armour, Inc., Class C* (a)	1,648	31,988
Unifi, Inc.* (a)	824	23,130
VF Corp.	10,300	562,689
Wolverine World Wide, Inc.(a)	29,870	720,166
		8,324,788
Thrifts & Mortgage Finance – 0.8%
Astoria Financial Corp.	13,596	277,223
Beneficial Bancorp, Inc.(a)	4,532	72,512
BofI Holding, Inc.* (a)	18,540	442,921
Capitol Federal Financial, Inc.(a)	1,030	15,069
Dime Community Bancshares, Inc.(a)	14,214	276,462
Essent Group Ltd.* (a)	16,892	625,173
EverBank Financial Corp.	25,132	490,074
Federal Agricultural Mortgage Corp., Class C	4,120	235,046
Flagstar Bancorp, Inc.*	7,622	222,867
HomeStreet, Inc.* (a)	5,356	139,256

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
LendingTree, Inc.* (a)	412	$58,051
MGIC Investment Corp.*	120,510	1,270,175
Nationstar Mortgage Holdings, Inc.* (a)	18,128	292,042
New York Community Bancorp, Inc.	24,720	328,529
Northfield Bancorp, Inc.	4,120	75,726
Northwest Bancshares, Inc.	1,648	26,599
Ocwen Financial Corp.* (a)	41,200	94,348
Oritani Financial Corp.(a)	824	13,967
PHH Corp.*	7,210	93,009
Provident Financial Services, Inc.	12,360	317,528
Radian Group, Inc.	73,748	1,244,866
TFS Financial Corp.	2,266	37,480
TrustCo Bank Corp.(a)	15,656	124,465
United Financial Bancorp, Inc.(a)	2,266	39,134
Walker & Dunlop, Inc.*	9,064	406,520
Washington Federal, Inc.	28,222	951,081
WSFS Financial Corp.	4,326	204,187
		8,374,310
Tobacco – 1.0%
Altria Group, Inc.	51,706	3,711,457
Philip Morris International, Inc.	36,668	4,064,281
Reynolds American, Inc.	22,042	1,421,709
Universal Corp.	8,034	590,097
Vector Group Ltd.	10,589	229,993
		10,017,537
Trading Companies & Distributors – 0.7%
Air Lease Corp.	29,458	1,123,528
Aircastle Ltd.	22,042	520,632
Applied Industrial Technologies, Inc.(a)	4,944	316,416
Beacon Roofing Supply, Inc.* (a)	5,356	265,497
DXP Enterprises, Inc.*	3,296	120,238
Fastenal Co.	1,442	64,429
GATX Corp.(a)	15,862	950,134

	Shares	Value
Trading Companies & Distributors – (continued)
H&E Equipment Services, Inc.	4,326	$91,365
HD Supply Holdings, Inc.*	1,648	66,414
Herc Holdings, Inc.*	1,484	67,477
Kaman Corp.(a)	5,150	247,251
MRC Global, Inc.*	23,278	424,358
MSC Industrial Direct Co., Inc., Class A	3,296	295,091
NOW, Inc.*	26,162	445,016
Rush Enterprises, Inc., Class A*	10,300	388,825
Triton International Ltd.	5,562	170,253
United Rentals, Inc.*	3,914	429,209
Univar, Inc.*	17,716	528,823
Veritiv Corp.*	824	42,560
Watsco, Inc.	2,060	285,928
WESCO International, Inc.*	11,124	678,008
WW Grainger, Inc.	412	79,392
		7,600,844
Transportation Infrastructure – 0.0%(c)
Macquarie Infrastructure Corp.	412	33,524
Water Utilities – 0.1%
American States Water Co.	3,914	174,251
American Water Works Co., Inc.	3,296	262,889
Aqua America, Inc.	1,854	61,349
California Water Service Group(a)	3,914	139,730
Connecticut Water Service, Inc.(a)	412	22,112
SJW Group	618	30,183
		690,514
Wireless Telecommunication Services – 0.1%
Boingo Wireless, Inc.* (a)	3,914	55,931
NII Holdings, Inc.* (a)	53,972	46,567
Shenandoah Telecommunications Co.(a)	6,798	217,536
Spok Holdings, Inc.	2,266	40,675
Sprint Corp.* (a)	34,814	314,370

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Telephone & Data Systems, Inc.	8,446	$231,927
T-Mobile US, Inc.*	5,974	401,871
		1,308,877
Total Common Stocks (Cost $734,690,205)		1,026,298,454
	No. of Rights
RIGHTS – 0.0%(c)
Biotechnology – 0.0%(c)
Dyax Corp., CVR* (d)	7,175	13,561
Media – 0.0%(c)
Media General, Inc., CVR* (d)	22,261	37,843
Total Rights (Cost $–)		51,404
	Principal Amount
SECURITIES LENDING REINVESTMENTS(e) – 11.1%
CERTIFICATES OF DEPOSIT – 4.6%
Bank of Montreal, Chicago 1.18%, 9/6/2017	$4,000,000	4,000,572
Bank of Tokyo UFJ Ltd., New York 1.45%, 9/1/2017	1,000,000	1,000,303
Credit Suisse, New York 1.11%, 8/16/2017	5,000,000	5,004,600
HSBC, New York 1.34%, 8/1/2017	2,500,000	2,501,475
KBC Bank NV, Brussels 1.12%, 5/2/2017	3,000,000	2,999,907
Landesbank Baden-Wurttemberg, London 1.08%, 5/18/2017	1,500,000	1,499,236
Mizuho Bank Ltd., New York 1.34%, 9/8/2017	4,000,000	4,001,172
Norinchukin Bank, London 1.13%, 6/20/2017	5,000,000	4,992,175

	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Standard Chartered, London 1.16%, 6/8/2017	$3,000,000	$2,996,337
Sumitomo Mitsui Banking Corp., New York 1.45%, 5/31/2017	2,000,000	2,000,062
Sumitomo Mitsui Trust Bank Ltd., New York 1.32%, 9/5/2017	2,500,000	2,499,815
Swedbank, New York 0.89%, 5/2/2017	5,000,000	5,000,000
The Chiba Bank Ltd., New York Branch 1.22%, 6/7/2017	1,000,000	1,000,000
Toronto Dominion, New York 1.20%, 6/1/2017	4,000,000	4,000,195
Wells Fargo Bank (San Francisco) NA 1.15%, 6/8/2017	2,000,000	2,000,082
1.41%, 7/27/2017	3,000,000	3,002,901
Total Certificates of Deposit (Cost $48,489,330)		48,498,832

COMMERCIAL PAPER – 1.0%
DBS Bank Ltd. 1.00%, 5/17/2017	4,000,000	3,998,222
ING (US) Funding LLC 1.11%, 6/9/2017	1,200,000	1,198,557
Macquarie Bank Ltd. 1.15%, 6/13/2017	5,000,000	4,993,132
Total Commercial Paper (Cost $10,189,911)		10,189,911

FUNDING AGREEMENT – 0.3%
United of Omaha Life Insurance 1.18%, 5/30/2017 (Cost $3,000,000)	3,000,000	3,000,000

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – (continued)
MASTER DEMAND NOTE – 0.4%
Natixis Financial Products LLC 1.14%, 5/1/2017 (Cost $4,000,000)	$4,000,000	$4,000,000

REPURCHASE AGREEMENTS – 4.8%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $9,600,872, collateralized by various Common Stocks; total market value $10,560,002	9,600,000	9,600,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $12,215,375, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $12,458,820	12,214,530	12,214,530
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $10,701,159, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $11,225,956	10,700,000	10,700,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Mizuho Securities USA, Inc., 0.85%, dated 4/28/2017, due 5/1/2017, repurchase price $11,000,779, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% – 3.50%, maturing 1/20/2047 – 3/20/2047; total market value $11,220,000	$11,000,000	$11,000,000
ML Pierce Fenner & Smith, Inc., 1.46%, dated 4/28/2017, due 7/31/2017, repurchase price $6,022,874, collateralized by various Common Stocks; total market value $6,600,001	6,000,000	6,000,000
Total Repurchase Agreements (Cost $49,514,530)		49,514,530
Total Securities Lending Reinvestments (Cost $115,193,771)		115,203,273
Total Investments – 110.1% (Cost $849,883,976)		1,141,553,131
Liabilities Less Other Assets – (10.1%)		(104,476,274)
NET ASSETS – 100.0%		$1,037,076,857

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $113,193,722, collateralized in the form of cash with a value of $115,207,632 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,929,793 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 5/4/2017 – 11/15/2046 and $186,961 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $117,324,386.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $51,404, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $115,203,273.

Percentages shown are based on Net Assets.

Abbreviations:

CVR – Contingent Value Rights

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,583,431
Aggregate gross unrealized depreciation	(7,677,743)
Net unrealized appreciation	$291,905,688
Federal income tax cost of investments	$849,647,443

Investment in a company which was affiliated for the period ending April 30, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value April 30, 2017	Dividend Income	Realized Gain
Northern Trust Corp.	$476,524	$57,211	$2,832	$645,660	$5,227	$3,259

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	58	06/16/2017	$6,903,450	$63,714
E-mini S&P MidCap 400® Index Futures Contracts	5	06/16/2017	865,000	12,300
Russell 2000® Mini Index Futures Contracts	40	06/16/2017	2,796,800	69,118
				$145,132

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.4%
Aerospace & Defense – 0.8%
Airbus SE(a)	15,906	$1,285,726
BAE Systems plc	79,332	643,526
Bombardier, Inc., Class B*	40,535	62,553
CAE, Inc.	7,384	112,599
Cobham plc(a)	111,084	190,422
Dassault Aviation SA	55	75,144
Elbit Systems Ltd.	412	49,113
Kongsberg Gruppen ASA	2,303	36,024
KuangChi Science Ltd.*	55,000	21,922
Leonardo SpA*	16,043	252,093
LISI	14,718	576,978
MacDonald Dettwiler & Associates Ltd.	770	37,957
Meggitt plc	30,894	184,857
MTU Aero Engines AG*	1,290	184,935
QinetiQ Group plc	19,310	73,398
Rolls-Royce Holdings plc* (b)	3,416,094	4,420
Rolls-Royce Holdings plc*	48,114	505,450
Saab AB, Class B	1,995	98,952
Safran SA	8,778	726,660
Senior plc	296,351	822,018
Singapore Technologies Engineering Ltd.	40,700	110,362
Thales SA	2,574	270,541
Ultra Electronics Holdings plc	2,754	74,538
Zodiac Aerospace	6,294	152,772
		6,552,960
Air Freight & Logistics – 0.5%
Bollore SA(a)	19,098	77,676
Bollore SA*	128	511
bpost SA	1,815	43,482
CTT-Correios de Portugal SA	6,883	39,268
CWT Ltd.* (a)	215,900	353,732
Deutsche Post AG (Registered)	24,288	872,798
Freightways Ltd.	12,987	66,782
ID Logistics Group*	97	14,698
Kerry Logistics Network Ltd.	26,000	36,639
Kintetsu World Express, Inc.	28,000	434,305
Konoike Transport Co. Ltd.	24,500	333,202

	Shares	Value
Air Freight & Logistics – (continued)
Mainfreight Ltd.	3,192	$48,431
Oesterreichische Post AG* (a)	670	28,436
Panalpina Welttransport Holding AG (Registered)	275	36,383
PostNL NV	295,614	1,463,720
Royal Mail plc	32,802	170,811
Singapore Post Ltd.(a)	38,000	37,519
Yamato Holdings Co. Ltd.	9,000	194,460
Yusen Logistics Co. Ltd.	14,300	136,111
		4,388,964
Airlines – 0.4%
Air Canada*	12,700	120,656
Air France-KLM* (a)	106,329	893,297
Air New Zealand Ltd.	25,676	44,951
ANA Holdings, Inc.	35,000	105,342
Cathay Pacific Airways Ltd.(a)	27,000	38,881
Chorus Aviation, Inc.	89,166	483,882
Deutsche Lufthansa AG (Registered)* (a)	11,220	193,533
easyJet plc(a)	12,279	185,548
El Al Israel Airlines	194,689	152,158
Exchange Income Corp.	1,148	29,428
Finnair OYJ	41,184	214,819
International Consolidated Airlines Group SA, DI	38,412	278,295
Japan Airlines Co. Ltd.	7,100	224,204
Norwegian Air Shuttle ASA*	1,076	30,610
Qantas Airways Ltd.	42,515	134,810
SAS AB* (a)	95,964	158,228
Singapore Airlines Ltd.	24,200	177,470
Virgin Australia Holdings Ltd.*	356,146	49,274
WestJet Airlines Ltd.	5,880	97,104
Wizz Air Holdings plc* (c)	2,172	49,597
		3,662,087
Auto Components – 2.6%
Aisan Industry Co. Ltd.	27,208	244,328
Aisin Seiki Co. Ltd.	7,400	361,801
ARB Corp. Ltd.(a)	3,517	40,742
Autoneum Holding AG	165	48,732
Brembo SpA	715	56,176

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Bridgestone Corp.	28,100	$1,171,695
CIE Automotive SA	3,217	69,170
Cie Generale des Etablissements Michelin	8,052	1,051,749
Cie Plastic Omnium SA	2,503	97,878
Continental AG	4,488	1,004,321
Daido Metal Co. Ltd.	26,400	235,414
Daikyonishikawa Corp.	34,604	439,263
Denso Corp.	24,200	1,041,857
Dometic Group AB(c)	4,308	32,110
Eagle Industry Co. Ltd.	17,700	250,248
ElringKlinger AG(a)	22,651	452,001
Exedy Corp.	22,600	616,345
Faurecia	3,573	174,386
FCC Co. Ltd.	25,000	476,361
GKN plc	74,250	344,763
G-Tekt Corp.	15,000	264,421
Hella KGaA Hueck & Co.	1,320	65,280
HI-LEX Corp.	3,164	78,170
Hybrid Kinetic Group Ltd.* (b)	884,000	22,164
Keihin Corp.	29,200	458,681
Koito Manufacturing Co. Ltd.	2,000	103,167
KYB Corp.	160,000	789,450
Leoni AG	23,536	1,278,145
Linamar Corp.	1,760	74,710
Magna International, Inc.	16,506	688,344
Mitsuba Corp.	35,000	661,882
Musashi Seimitsu Industry Co. Ltd.	15,000	368,171
NGK Spark Plug Co. Ltd.	7,200	155,730
NHK Spring Co. Ltd.	7,000	78,057
Nifco, Inc.	1,200	59,855
Nippon Seiki Co. Ltd.	38,000	790,885
Nissin Kogyo Co. Ltd.	28,500	489,360
NOK Corp.	3,800	90,372
Nokian Renkaat OYJ	2,145	92,264
Pacific Industrial Co. Ltd.	39,600	555,970
Piolax, Inc.	19,800	455,078
Schaeffler AG (Preference)	2,860	49,254
Showa Corp.	37,000	315,331
Stanley Electric Co. Ltd.	3,800	111,133
Sumitomo Electric Industries Ltd.	33,400	544,282

	Shares	Value
Auto Components – (continued)
Sumitomo Riko Co. Ltd.	30,900	$314,627
Sumitomo Rubber Industries Ltd.	9,500	170,790
Tachi-S Co. Ltd.	23,700	454,142
Tokai Rika Co. Ltd.	2,600	48,305
Topre Corp.	31,800	846,992
Toyo Tire & Rubber Co. Ltd.	4,500	78,963
Toyoda Gosei Co. Ltd.	6,800	180,386
Toyota Boshoku Corp.	2,600	54,930
Toyota Industries Corp.	8,000	397,596
TPR Co. Ltd.	20,700	697,304
TS Tech Co. Ltd.	1,100	28,845
Unipres Corp.	28,000	592,052
Valeo SA	6,204	445,886
Xinyi Glass Holdings Ltd.*	120,000	106,460
Yokohama Rubber Co. Ltd. (The)	8,000	156,813
		21,423,587
Automobiles – 2.7%
Bayerische Motoren Werke AG	14,457	1,379,870
Bayerische Motoren Werke AG (Preference)	2,310	189,868
Daimler AG (Registered)	43,890	3,269,111
Ferrari NV	3,234	243,171
Fiat Chrysler Automobiles NV*	45,918	519,525
Honda Motor Co. Ltd.	83,200	2,412,330
Isuzu Motors Ltd.	27,600	374,372
Mazda Motor Corp.	24,500	359,137
Mitsubishi Motors Corp.	34,300	219,394
Nissan Motor Co. Ltd.	112,200	1,065,432
Nissan Shatai Co. Ltd.	1,000	9,402
Peugeot SA*	20,658	432,701
Porsche Automobil Holding SE (Preference)	6,378	373,033
Renault SA	8,583	800,150
Subaru Corp.	28,400	1,073,121
Suzuki Motor Corp.	13,900	580,092
Toyota Motor Corp.	125,438	6,791,229
Volkswagen AG	1,122	180,766
Volkswagen AG (Preference)	7,986	1,265,754
Yamaha Motor Co. Ltd.	15,500	367,233
		21,905,691

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – 13.4%
77 Bank Ltd. (The)	11,000	$47,564
ABN AMRO Group NV, CVA(c)	7,260	190,529
Aichi Bank Ltd. (The)	400	22,069
Akita Bank Ltd. (The)	16,000	50,812
Aktia Bank OYJ(a)	28,128	277,201
Aldermore Group plc*	145,596	486,735
Aomori Bank Ltd. (The)	15,000	52,211
Aozora Bank Ltd.	35,000	127,478
Australia & New Zealand Banking Group Ltd.	129,136	3,163,776
Awa Bank Ltd. (The)	6,000	39,616
Banca Monte dei Paschi di Siena SpA* (b)	18,688	306,882
Banca Popolare di Sondrio SCPA	42,721	159,009
Banco Bilbao Vizcaya Argentaria SA	300,080	2,401,448
Banco BPM SpA*	52,455	152,513
Banco Comercial Portugues SA, Class R*	6,892,560	1,537,158
Banco de Sabadell SA	231,330	444,867
Banco Espirito Santo SA (Registered)* (b)	48,647	530
Banco Popular Espanol SA* (a)	167,290	117,318
Banco Santander SA	644,544	4,202,133
Bank Hapoalim BM	46,480	290,327
Bank Leumi Le-Israel BM*	63,031	295,152
Bank of East Asia Ltd. (The)(a)	43,038	178,183
Bank of Ireland*	1,230,240	309,464
Bank of Iwate Ltd. (The)	12,300	503,167
Bank of Kyoto Ltd. (The)	5,000	39,562
Bank of Montreal(a)	29,052	2,053,804
Bank of Nagoya Ltd. (The)	999	36,655
Bank of Nova Scotia (The)	53,460	2,966,829
Bank of Okinawa Ltd. (The)	17,440	672,755
Bank of Queensland Ltd.	17,185	153,836
Bank of the Ryukyus Ltd.	61	841
Bankia SA	202,092	245,156
Bankinter SA	19,915	175,291
Banque Cantonale Vaudoise (Registered)* (a)	50	36,215
Barclays plc	695,880	1,910,876

	Shares	Value
Banks – (continued)
Bendigo & Adelaide Bank Ltd.	21,649	$199,463
Berner Kantonalbank AG (Registered)	259	49,175
BGEO Group plc	28,675	1,335,538
BNP Paribas SA	50,028	3,529,084
BPER Banca	19,506	106,630
CaixaBank SA	146,743	666,189
Canadian Imperial Bank of Commerce	17,812	1,436,241
Canadian Western Bank	3,245	63,675
Chiba Bank Ltd. (The)	28,000	187,387
Chugoku Bank Ltd. (The)	6,500	96,447
Collector AB*	896	9,891
comdirect bank AG	411	4,285
Commerzbank AG*	48,378	473,868
Commonwealth Bank of Australia	43,824	2,864,428
Concordia Financial Group Ltd.	56,021	257,414
Credit Agricole SA	55,824	829,777
Credito Emiliano SpA	55,268	385,780
CYBG plc* (a)	19,250	69,982
Dah Sing Banking Group Ltd.(a)	24,640	49,549
Dah Sing Financial Holdings Ltd.	5,340	40,509
Daishi Bank Ltd. (The)	8,000	32,080
Danske Bank A/S	33,924	1,231,830
DBS Group Holdings Ltd.(a)	76,997	1,065,960
DNB ASA	42,372	663,291
Erste Group Bank AG*	13,464	481,194
FIBI Holdings Ltd.	5,441	114,825
FinecoBank Banca Fineco SpA	4,895	34,808
Fukui Bank Ltd. (The)	7,000	17,206
Fukuoka Financial Group, Inc.	30,000	136,718
Gunma Bank Ltd. (The)	14,300	76,715
Hachijuni Bank Ltd. (The)	15,000	88,544
Hang Seng Bank Ltd.	19,800	401,471
Heartland Bank Ltd.	319,973	364,665
Hiroshima Bank Ltd. (The)	26,000	112,192
Hokkoku Bank Ltd. (The)	17,000	63,748
Hokuetsu Bank Ltd. (The)	2,800	68,575
Hokuhoku Financial Group, Inc.	4,700	73,787
HSBC Holdings plc	905,843	7,459,362
Hyakugo Bank Ltd. (The)	170,000	686,283
Hyakujushi Bank Ltd. (The)	10,000	33,103

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
ING Groep NV	171,072	$2,784,087
Intesa Sanpaolo SpA	650,430	1,893,956
Intesa Sanpaolo SpA (Retirement Savings Plan)	22,267	60,862
Israel Discount Bank Ltd., Class A*	32,350	78,378
Iyo Bank Ltd. (The)	11,500	81,605
Juroku Bank Ltd. (The)	283,000	898,735
Jyske Bank A/S (Registered)	3,234	172,785
Kansai Urban Banking Corp.	400	4,977
KBC Group NV	14,982	1,081,335
Keiyo Bank Ltd. (The)	203,000	883,242
Kiyo Bank Ltd. (The)	53,200	830,430
Kyushu Financial Group, Inc.	11,170	69,543
Laurentian Bank of Canada	22,724	928,039
Liberbank SA*	287,265	383,827
Liechtensteinische Landesbank AG	9,049	447,246
Lloyds Banking Group plc	2,825,328	2,529,445
Luzerner Kantonalbank AG (Registered)	55	23,758
Mebuki Financial Group, Inc.	59,410	232,907
Mediobanca SpA	26,796	257,509
Metro Bank plc*	1,540	70,311
Minato Bank Ltd. (The)	2,900	54,998
Mitsubishi UFJ Financial Group, Inc.	630,400	4,010,762
Miyazaki Bank Ltd. (The)	132,000	404,988
Mizrahi Tefahot Bank Ltd.	4,192	67,748
Mizuho Financial Group, Inc.	1,119,000	2,043,854
Musashino Bank Ltd. (The)	23,000	668,521
Nanto Bank Ltd. (The)	2,346	88,709
National Australia Bank Ltd.	117,348	2,983,796
National Bank of Canada	14,784	573,606
Natixis SA	39,294	273,295
Nordax Group AB(c)	2,128	10,839
Nordea Bank AB	139,671	1,719,309
North Pacific Bank Ltd.	22,900	87,310
Ogaki Kyoritsu Bank Ltd. (The)	245,000	714,318
Oita Bank Ltd. (The)	6,000	23,199
Oversea-Chinese Banking Corp. Ltd.	169,603	1,189,175

	Shares	Value
Banks – (continued)
Permanent TSB Group Holdings plc*	82,698	$220,632
Raiffeisen Bank International AG*	5,005	114,073
Resona Holdings, Inc.	93,900	522,107
Ringkjoebing Landbobank A/S	220	53,085
Royal Bank of Canada	65,934	4,507,314
Royal Bank of Scotland Group plc*	147,840	507,625
San-In Godo Bank Ltd. (The)	112,700	915,997
Senshu Ikeda Holdings, Inc.	192,400	811,232
Seven Bank Ltd.(a)	13,400	44,959
Shawbrook Group plc* (c)	99,813	441,635
Shiga Bank Ltd. (The)	5,000	26,106
Shikoku Bank Ltd. (The)	7,000	20,158
Shinsei Bank Ltd.	86,000	160,474
Shizuoka Bank Ltd. (The)	14,000	118,059
Skandiabanken ASA* (c)	58,212	521,540
Skandinaviska Enskilda Banken AB, Class A	68,930	794,017
Skandinaviska Enskilda Banken AB, Class C	7,040	81,015
Societe Generale SA	33,132	1,811,531
Spar Nord Bank A/S	63,632	721,122
SpareBank 1 Nord Norge	69,335	459,320
SpareBank 1 SMN	91,146	760,747
SpareBank 1 SR-Bank ASA	7,150	56,547
St Galler Kantonalbank AG (Registered)*	110	47,737
Standard Chartered plc*	68,574	639,831
Sumitomo Mitsui Financial Group, Inc.	61,400	2,271,585
Sumitomo Mitsui Trust Holdings, Inc.	16,700	571,848
Suruga Bank Ltd.	4,700	98,200
Svenska Handelsbanken AB, Class A(a)	40,260	571,518
Swedbank AB, Class A	28,182	668,045
Sydbank A/S	4,884	177,631
TBC Bank Group plc*	25,424	534,500
Tochigi Bank Ltd. (The)	5,000	23,863
Toho Bank Ltd. (The)	22,732	83,407
Tokyo TY Financial Group, Inc.	1,200	34,879
TOMONY Holdings, Inc.	109,100	579,413

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Toronto-Dominion Bank (The)	47,256	$2,219,888
UniCredit SpA*	91,576	1,489,842
Unione di Banche Italiane SpA	36,322	152,911
United Overseas Bank Ltd.(a)	60,539	944,230
Valiant Holding AG (Registered)(a)	11,038	1,266,301
Van Lanschot NV, CVA	26,598	722,649
Virgin Money Holdings UK plc	164,959	677,168
Walliser Kantonalbank (Registered)	3,239	271,205
Westpac Banking Corp.	85,932	2,253,104
Yamagata Bank Ltd. (The)	11,000	49,242
Yamaguchi Financial Group, Inc.(a)	8,000	88,562
Yamanashi Chuo Bank Ltd. (The)	17,000	75,034
Zuger Kantonalbank AG	4	21,438
		108,340,361
Beverages – 1.1%
A.G. Barr plc	4,785	38,444
Anheuser-Busch InBev SA/NV(a)	22,176	2,496,961
Asahi Group Holdings Ltd.	14,000	528,124
Britvic plc	16,720	143,849
C&C Group plc	16,797	69,268
Carlsberg A/S, Class B	2,857	285,081
Coca-Cola Amatil Ltd.	11,766	82,449
Coca-Cola Bottlers Japan, Inc.	2,954	87,849
Coca-Cola European Partners plc	6,600	254,892
Coca-Cola HBC AG, DI*	4,146	114,894
Cott Corp.	6,400	84,066
Davide Campari-Milano SpA	6,897	81,564
Diageo plc	64,416	1,872,193
Fevertree Drinks plc	3,795	79,931
Heineken Holding NV(a)	2,574	215,575
Heineken NV	5,361	477,829
Ito En Ltd.	800	28,994
Kirin Holdings Co. Ltd.	24,538	476,804
Molson Coors Canada, Inc., Class B	330	31,651
Pernod Ricard SA	5,678	710,124
Refresco Group NV(c)	2,750	53,738

	Shares	Value
Beverages – (continued)
Remy Cointreau SA	562	$56,683
Royal Unibrew A/S	1,210	52,600
Sapporo Holdings Ltd.	1,800	50,301
Suntory Beverage & Food Ltd.	3,000	134,162
Takara Holdings, Inc.	8,600	92,195
Treasury Wine Estates Ltd.	19,470	174,728
		8,774,949
Biotechnology – 0.6%
Abcam plc	10,049	111,418
Actelion Ltd. (Registered)*	2,904	774,828
Basilea Pharmaceutica AG (Registered)* (a)	612	52,104
Bavarian Nordic A/S* (a)	1,694	92,887
Cellectis SA* (a)	1,732	42,059
CK Life Sciences Int’l Holdings, Inc.	48,000	4,012
CSL Ltd.	11,880	1,177,635
DBV Technologies SA*	1,162	82,793
Galapagos NV*	1,680	147,196
Genmab A/S*	1,400	278,368
Genus plc	2,539	56,335
Grifols SA	8,976	240,988
Grifols SA (Preference), Class B	4,876	104,044
Japan Tissue Engineering Co. Ltd.*	1,600	18,818
Knight Therapeutics, Inc.*	4,759	36,929
PeptiDream, Inc.* (a)	800	47,869
ProMetic Life Sciences, Inc.* (a)	42,539	67,201
SanBio Co. Ltd.*	2,200	24,394
Shire plc	23,034	1,352,037
Sirtex Medical Ltd.	2,357	27,392
Swedish Orphan Biovitrum AB* (a)	3,685	56,930
Takara Bio, Inc.	200	2,751
Vitrolife AB	660	37,641
		4,836,629
Building Products – 1.2%
Aica Kogyo Co. Ltd.	1,500	42,792
Asahi Glass Co. Ltd.	26,000	225,316
Assa Abloy AB, Class B(a)	25,080	543,530
Belimo Holding AG (Registered)	21	78,498
Bunka Shutter Co. Ltd.	52,800	405,935

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Central Glass Co. Ltd.	150,000	$648,605
Cie de Saint-Gobain	21,808	1,176,705
Daikin Industries Ltd.	7,400	718,624
Geberit AG (Registered)	990	450,719
GWA Group Ltd.	14,406	33,614
Inwido AB	36,603	526,012
James Halstead plc	6,547	41,165
Kingspan Group plc	3,575	124,323
Lindab International AB	5,702	52,127
LIXIL Group Corp.	10,800	269,637
Nibe Industrier AB, Class B	9,994	88,599
Nichias Corp.	94,000	959,648
Nichiha Corp.	26,400	828,923
Nippon Sheet Glass Co. Ltd.*	62,100	483,006
Nitto Boseki Co. Ltd.	9,000	45,456
Noritz Corp.	2,000	38,916
Okabe Co. Ltd.	31,300	280,512
Reliance Worldwide Corp. Ltd.	35,079	80,013
Rockwool International A/S, Class A	220	38,654
Rockwool International A/S, Class B	82	15,008
Sanwa Holdings Corp.	8,000	80,596
Schweiter Technologies AG	55	66,081
Sekisui Jushi Corp.	22,900	403,477
Systemair AB	1,706	30,345
Takara Standard Co. Ltd.	1,376	22,824
Takasago Thermal Engineering Co. Ltd.	47,400	733,941
Tarkett SA	605	28,421
TOTO Ltd.	3,000	114,515
Uponor OYJ	2,765	52,361
		9,728,898
Capital Markets – 2.8%
3i Group plc	47,032	482,826
Aberdeen Asset Management plc	22,383	80,793
Allied Minds plc* (a)	8,967	18,179
Amundi SA(c)	1,518	99,843
Anima Holding SpA(c)	153,626	1,003,746
Ashmore Group plc	8,030	36,132

	Shares	Value
Capital Markets – (continued)
AURELIUS Equity Opportunities SE & Co. KGaA(a)	2,244	$110,695
Avanza Bank Holding AB	1,367	54,897
Azimut Holding SpA	2,399	46,814
Banca Generali SpA	1,320	37,933
Bolsas y Mercados Espanoles SHMSF SA	941	33,713
Brederode SA	726	36,635
Brewin Dolphin Holdings plc	19,014	80,440
Brookfield Asset Management, Inc., Class A	22,440	828,145
BT Investment Management Ltd.	6,705	59,871
Bure Equity AB	2,304	28,492
Burford Capital Ltd.	9,671	97,593
Capital Stage AG	3,696	25,432
China Financial International Investments Ltd.*	280,000	10,620
China Medical & HealthCare Group Ltd.*	2,230,000	110,388
CI Financial Corp.(a)	9,441	184,359
Close Brothers Group plc	5,280	115,581
Credit Suisse Group AG (Registered)*	51,744	786,465
Daiwa Securities Group, Inc.	78,000	473,934
Deutsche Bank AG (Registered)*	89,398	1,609,195
Deutsche Boerse AG	4,952	484,514
EFG International AG*	60,984	386,568
Emperor Capital Group Ltd.	1,980,000	170,568
Euronext NV(c)	1,650	80,899
Financiere de Tubize SA	179	12,955
Flow Traders(a) (c)	2,188	67,393
Freeman FinTech Corp. Ltd.*	480,000	30,549
GAM Holding AG* (a)	112,072	1,435,449
Gimv NV	880	53,663
Guoco Group Ltd.	3,000	34,445
Haitong International Securities Group Ltd.	79,089	42,913
Hargreaves Lansdown plc	5,061	90,227
Henderson Group plc	25,190	75,217
Hong Kong Exchanges & Clearing Ltd.	30,305	746,564
IG Group Holdings plc	7,865	55,303
IGM Financial, Inc.	3,577	107,286

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Intermediate Capital Group plc	11,137	$112,530
Investec plc	23,694	175,188
IOOF Holdings Ltd.	5,500	36,278
IP Group plc* (a)	25,803	46,569
IRESS Ltd.	5,405	50,325
Jafco Co. Ltd.	300	10,685
Japan Exchange Group, Inc.	16,200	226,861
Julius Baer Group Ltd.*	6,074	316,376
Jupiter Fund Management plc	12,914	79,294
kabu.com Securities Co. Ltd.	4,000	12,631
Kyokuto Securities Co. Ltd.	17,300	257,630
Leonteq AG*	343	15,144
London Stock Exchange Group plc	8,118	355,305
Macquarie Group Ltd.	15,180	1,055,770
Magellan Financial Group Ltd.	2,585	45,585
Man Group plc	92,288	183,514
Mason Financial Holdings Ltd.*	558,905	8,552
Matsui Securities Co. Ltd.	6,900	56,205
Melker Schorling AB(a)	770	49,305
Monex Group, Inc.(a)	15,400	38,545
NEX Group plc	6,725	53,551
Nomura Holdings, Inc.	162,200	973,462
Okasan Securities Group, Inc.	145,000	844,218
Partners Group Holding AG(a)	528	319,044
Perpetual Ltd.	1,210	47,761
Platinum Asset Management Ltd.	3,520	12,267
Rathbone Brothers plc	1,817	55,266
Ratos AB, Class B	11,384	53,405
Rothschild & Co.	28,681	890,117
SBI Holdings, Inc.	10,700	148,305
Schroders plc	2,873	118,459
Schroders plc (Non-Voting)	1,249	37,489
Singapore Exchange Ltd.	16,700	88,417
SVG Capital plc*	2,789	26,647
Thomson Reuters Corp.	8,052	365,293
TMX Group Ltd.	425	23,971
Tokai Tokyo Financial Holdings, Inc.	13,200	66,788
Touchstone Innovations plc*	5,830	23,721
TP ICAP plc	352,176	2,087,230
UBS Group AG (Registered)	170,676	2,914,754

	Shares	Value
Capital Markets – (continued)
Value Partners Group Ltd.(a)	21,000	$19,441
Vontobel Holding AG (Registered)	339	19,956
Vostok New Ventures Ltd., SDR* (a)	2,193	17,089
VZ Holding AG	55	15,291
		22,681,468
Chemicals – 3.2%
ADEKA Corp.	4,200	61,981
Agrium, Inc.	3,960	371,063
Air Liquide SA	10,212	1,229,911
Air Water, Inc.	6,000	115,511
Akzo Nobel NV(a)	6,666	582,748
Arkema SA	3,366	356,314
Asahi Kasei Corp.	55,000	524,244
BASF SE	23,628	2,301,780
Borregaard ASA	4,323	48,698
C Uyemura & Co. Ltd.	4,300	225,280
Chr Hansen Holding A/S	2,508	168,992
Chugoku Marine Paints Ltd.	48,000	354,822
Clariant AG (Registered)*	6,216	125,825
Corbion NV	2,530	78,519
Covestro AG(c)	2,588	201,671
Croda International plc	4,071	198,244
Daicel Corp.	13,700	157,193
Denka Co. Ltd.	13,000	66,942
DIC Corp.	2,899	103,118
DuluxGroup Ltd.	12,466	63,115
Elementis plc	21,010	82,687
EMS-Chemie Holding AG (Registered)	114	71,404
Essentra plc(a)	181,882	1,274,203
Evonik Industries AG	4,828	161,167
Frutarom Industries Ltd.	975	57,346
FUCHS PETROLUB SE	54	2,438
FUCHS PETROLUB SE (Preference)	2,151	110,921
Fujimori Kogyo Co. Ltd.	10,200	319,350
Fuso Chemical Co. Ltd.	1,100	34,390
Givaudan SA (Registered)	198	381,301
Hexpol AB	5,994	66,643
Hitachi Chemical Co. Ltd.	2,200	62,959

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Incitec Pivot Ltd.	76,362	$216,437
Israel Chemicals Ltd.	20,232	87,473
Israel Corp. Ltd. (The)*	136	24,493
Johnson Matthey plc	7,134	274,950
JSP Corp.	8,800	205,257
JSR Corp.	9,400	171,691
K+S AG (Registered)(a)	8,209	195,813
Kaneka Corp.	13,000	102,395
Kansai Paint Co. Ltd.	6,100	135,057
Kanto Denka Kogyo Co. Ltd.	34,000	299,219
Kemira OYJ	4,425	56,619
Koninklijke DSM NV	4,653	332,742
Konishi Co. Ltd.	26,400	337,016
Kumiai Chemical Industry Co. Ltd.(a)	46,448	267,929
Kuraray Co. Ltd.	13,400	216,141
Kureha Corp.	10,500	465,327
LANXESS AG	2,395	172,913
Lenzing AG	485	90,418
Linde AG	4,752	853,565
Lintec Corp.	1,800	39,627
Methanex Corp.	1,815	83,270
Mitsubishi Chemical Holdings Corp.	66,500	520,391
Mitsubishi Gas Chemical Co., Inc.	8,500	181,636
Mitsui Chemicals, Inc.	37,000	189,199
Nihon Parkerizing Co. Ltd.	7,600	97,565
Nippon Kayaku Co. Ltd.	7,000	95,577
Nippon Paint Holdings Co. Ltd.	4,000	153,404
Nippon Shokubai Co. Ltd.	1,400	94,070
Nippon Soda Co. Ltd.	108,198	586,271
Nissan Chemical Industries Ltd.	3,800	117,781
Nitto Denko Corp.	3,300	248,351
NOF Corp.	4,000	45,070
Novozymes A/S, Class B	6,338	273,758
Nufarm Ltd.	7,150	54,380
Okamoto Industries, Inc.	4,000	43,348
Orica Ltd.	17,424	241,456
Osaka Soda Co. Ltd.	70,000	317,754
Potash Corp. of Saskatchewan, Inc.	21,318	358,912

	Shares	Value
Chemicals – (continued)
Sakata INX Corp.	33,400	$471,621
Sanyo Chemical Industries Ltd.	9,200	412,667
Shikoku Chemicals Corp.	35,000	400,332
Shin-Etsu Chemical Co. Ltd.	9,900	860,066
Shin-Etsu Polymer Co. Ltd.	25,600	193,372
Showa Denko KK	8,500	162,268
Sika AG	66	421,016
Sirius Minerals plc* (a)	232,717	76,022
SOL SpA	3,009	32,439
Solvay SA	3,498	444,718
Sumitomo Bakelite Co. Ltd.	15,000	96,349
Sumitomo Chemical Co. Ltd.	66,000	372,423
Symrise AG	3,102	217,099
Syngenta AG (Registered)*	2,392	1,111,116
Synthomer plc	12,732	81,471
T Hasegawa Co. Ltd.	900	17,472
Taiyo Holdings Co. Ltd.	900	40,208
Taiyo Nippon Sanso Corp.	7,200	85,971
Takasago International Corp.	600	19,969
Teijin Ltd.	8,200	158,821
Tessenderlo Chemie NV*	786	32,234
Tikkurila OYJ	1,578	31,274
Toagosei Co. Ltd.	6,900	81,027
Tokai Carbon Co. Ltd.	11,000	48,156
Tokuyama Corp.*	11,000	54,176
Tokyo Ohka Kogyo Co. Ltd.	700	22,670
Toray Industries, Inc.	36,000	318,468
Tosoh Corp.	26,000	244,209
Toyo Ink SC Holdings Co. Ltd.	8,000	39,329
Toyobo Co. Ltd.	56,000	98,968
Ube Industries Ltd.	80,000	185,880
Umicore SA	2,574	150,659
Victrex plc	3,740	92,708
Wacker Chemie AG(a)	136	14,391
W-Scope Corp.(a)	1,200	16,159
Yara International ASA	8,448	314,784
Zeon Corp.	5,000	56,921
		25,685,488
Commercial Services & Supplies – 1.0%
Aggreko plc(a)	10,846	124,534
Babcock International Group plc	22,242	258,693

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Beijing Gas Blue Sky Holdings Ltd.*	280,000	$20,521
Bell System24 Holdings, Inc.	5,600	53,453
Berendsen plc	3,740	40,596
Bilfinger SE* (a)	2,914	126,547
Boyd Group Income Fund	300	19,365
Brambles Ltd.(a)	39,904	308,568
Bravida Holding AB(c)	4,950	34,995
Caverion Corp.* (a)	10,528	85,984
Cleanaway Waste Management Ltd.	76,916	73,052
Coor Service Management Holding AB* (c)	3,695	23,055
Credit Corp. Group Ltd.	840	11,433
Dai Nippon Printing Co. Ltd.	13,000	144,613
Daiseki Co. Ltd.	2,500	55,733
dorma+kaba Holding AG (Registered)*	50	42,820
Downer EDI Ltd.	42,314	186,070
Duskin Co. Ltd.	5,700	127,837
Edenred	4,290	109,806
Elis SA	6,971	144,230
G4S plc	70,554	278,493
HomeServe plc	11,489	99,439
Intrum Justitia AB(a)	1,595	63,405
ISS A/S	4,671	193,685
ITAB Shop Concept AB, Class B	1,176	9,330
IWG plc	13,915	58,490
Kokuyo Co. Ltd.	5,600	72,744
Lassila & Tikanoja OYJ	1,345	26,115
Loomis AB, Class B	2,261	82,092
Mitie Group plc(a)	253,044	686,179
Mitsubishi Pencil Co. Ltd.	900	49,897
Nissha Printing Co. Ltd.(a)	1,800	44,762
Okamura Corp.	73,600	651,024
Park24 Co. Ltd.(a)	2,200	56,742
PayPoint plc	4,015	52,827
Pilot Corp.	500	20,297
Prestige International, Inc.	2,000	17,960
Prosegur Cia de Seguridad SA	5,610	36,593
Relia, Inc.	2,100	20,742
Rentokil Initial plc	42,224	136,022

	Shares	Value
Commercial Services & Supplies – (continued)
Ritchie Bros Auctioneers, Inc.	2,310	$75,620
Sato Holdings Corp.	1,100	25,114
Secom Co. Ltd.	5,200	377,206
Securitas AB, Class B	7,056	116,660
Serco Group plc*	64,239	96,074
SG Fleet Group Ltd.	11,375	30,880
SmartGroup Corp. Ltd.	896	4,329
Societe BIC SA	605	67,990
Sohgo Security Services Co. Ltd.	1,900	82,924
Spotless Group Holdings Ltd.	780,186	630,139
Tomra Systems ASA	2,590	30,158
Toppan Forms Co. Ltd.	31,600	318,636
Toppan Printing Co. Ltd.	12,000	120,678
Transcontinental, Inc., Class A	44,708	796,197
Waste Connections, Inc.	4,488	412,201
		7,833,549
Communications Equipment – 0.3%
Hitachi Kokusai Electric, Inc.	1,000	22,427
Mitel Networks Corp.*	66,427	468,975
Nokia OYJ(a)	150,612	861,047
Telefonaktiebolaget LM Ericsson, Class A	1,434	9,166
Telefonaktiebolaget LM Ericsson, Class B	134,904	869,926
VTech Holdings Ltd.	2,500	31,678
		2,263,219
Construction & Engineering – 2.9%
ACS Actividades de Construccion y Servicios SA	9,043	335,106
Aecon Group, Inc.	2,805	33,214
AF Gruppen ASA	1,188	21,218
Arcadis NV(a)	51,978	900,246
Badger Daylighting Ltd.(a)	2,361	56,085
Balfour Beatty plc	15,180	57,307
BOSKALIS WESTMINSTER	1,410	51,843
Bouygues SA* (a)	7,327	307,939
Carillion plc(a)	311,173	895,741
Chiyoda Corp.	4,000	26,590
Cie d’Entreprises CFE	275	40,098
CIMIC Group Ltd.	1,935	53,586
COMSYS Holdings Corp.	3,200	60,917

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Daiho Corp.	66,000	$321,504
Eiffage SA	2,462	208,474
Elecnor SA	31,220	339,970
Electra Ltd.	1,190	259,846
Ferrovial SA	14,324	304,709
FLSmidth & Co. A/S	2,782	167,291
Fukuda Corp.	23,000	203,858
Galliford Try plc	57,552	1,072,194
Gold-Finance Holdings Ltd.*	89,827	15,014
Hazama Ando Corp.	132,700	944,031
Hibiya Engineering Ltd.	1,600	23,583
HOCHTIEF AG	440	79,249
Implenia AG (Registered)	10,032	769,948
JGC Corp.	5,328	92,966
John Laing Group plc(c)	258,984	963,634
Kajima Corp.	39,000	264,852
Kandenko Co. Ltd.	3,000	29,820
Kier Group plc	68,058	1,178,109
Kinden Corp.	7,500	113,506
Koninklijke BAM Groep NV	159,918	899,621
Kumagai Gumi Co. Ltd.	270,000	726,653
Kyowa Exeo Corp.	3,900	58,918
Kyudenko Corp.	2,100	60,191
Luen Wong Group Holdings Ltd.*	10,000	25,072
Maeda Corp.	8,000	73,634
Maeda Road Construction Co. Ltd.	3,000	55,279
Maire Tecnimont SpA(a)	75,900	301,512
Mirait Holdings Corp.	46,300	480,985
Monadelphous Group Ltd.	5,516	51,523
NCC AB, Class A	1,880	50,000
NCC AB, Class B	2,271	60,399
Nippo Corp.	2,000	38,504
Nippon Densetsu Kogyo Co. Ltd.	1,700	33,628
Nishimatsu Construction Co. Ltd.	13,000	66,125
Obayashi Corp.	33,400	323,902
Obrascon Huarte Lain SA(a)	85,816	375,666
OCI NV* (a)	1,386	26,956
Okumura Corp.	15,000	92,716
Peab AB	7,294	79,737

	Shares	Value
Construction & Engineering – (continued)
Penta-Ocean Construction Co. Ltd.	9,000	$45,537
Porr Ag(a)	8,580	306,924
Raito Kogyo Co. Ltd.	39,600	393,620
Sacyr SA* (a)	229,614	575,088
Salini Impregilo SpA(a)	114,479	389,444
Sanki Engineering Co. Ltd.	34,600	299,223
Shikun & Binui Ltd.	160,446	421,089
Shimizu Corp.	27,000	258,931
SHO-BOND Holdings Co. Ltd.	600	27,451
Skanska AB, Class B	15,380	368,051
SNC-Lavalin Group, Inc.	3,828	153,702
SPIE SA	2,145	59,434
Sumitomo Mitsui Construction Co. Ltd.	575,400	624,593
Sweco AB, Class B	2,085	51,732
Taikisha Ltd.	24,300	605,157
Taisei Corp.	47,000	358,392
Takamatsu Construction Group Co. Ltd.	2,600	62,114
Toa Corp.	15,000	275,859
Toda Corp.	9,000	55,549
Toenec Corp.	1,000	5,293
Tokyu Construction Co. Ltd.	66,700	543,916
Toshiba Plant Systems & Services Corp.	3,800	61,805
Totetsu Kogyo Co. Ltd.	1,800	52,077
Toyo Engineering Corp.	112,000	279,322
United Engineers Ltd.	391,200	806,079
Veidekke ASA	3,948	52,769
Vinci SA(a)	13,200	1,122,620
Vision Fame International Holding Ltd.*	110,000	13,436
WSP Global, Inc.	1,210	44,009
Yat Sing Holdings Ltd.*	15,000	7,714
YIT OYJ(a)	86,280	683,050
Yurtec Corp.	29,000	181,071
		23,258,520
Construction Materials – 0.6%
Adelaide Brighton Ltd.	8,560	37,897
Boral Ltd.	23,295	107,314
Breedon Group plc* (a)	48,510	48,168

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Brickworks Ltd.	2,458	$27,077
Buzzi Unicem SpA	811	20,842
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	28,446
Cementir Holding SpA	41,022	247,030
CRH plc	21,846	796,344
CSR Ltd.	363,462	1,331,894
Fletcher Building Ltd.	24,354	142,958
HeidelbergCement AG	3,399	314,614
Ibstock plc(c)	11,660	34,545
Imerys SA	1,375	118,272
James Hardie Industries plc, CDI	11,635	197,257
LafargeHolcim Ltd. (Registered)*	12,474	706,749
Mitani Sekisan Co. Ltd.	9,000	217,027
RHI AG	18,084	526,776
Sumitomo Osaka Cement Co. Ltd.	11,000	47,762
Taiheiyo Cement Corp.	51,000	169,741
Vicat SA	770	54,762
Wienerberger AG	2,468	57,782
		5,233,257
Consumer Finance – 0.4%
Acom Co. Ltd.* (a)	14,400	63,945
AEON Financial Service Co. Ltd.(a)	4,800	92,193
Aiful Corp.* (a)	4,700	14,167
Allied Properties HK Ltd.	1,266,000	299,508
B2Holding ASA*	12,936	21,896
Cembra Money Bank AG	1,320	112,580
Credit Saison Co. Ltd.	5,600	101,932
Eclipx Group Ltd.	208,730	602,541
FlexiGroup Ltd.	188,374	328,240
Hitachi Capital Corp.	1,600	39,171
Hoist Finance AB(c)	3,245	30,508
International Personal Finance plc	159,071	330,306
J Trust Co. Ltd.	53,900	418,261
Jaccs Co. Ltd.	98,000	420,239
Orient Corp.	19,200	34,277
Provident Financial plc	3,248	134,635
Resurs Holding AB* (c)	5,684	36,108

	Shares	Value
Consumer Finance – (continued)
Sun Hung Kai & Co. Ltd.	354,996	$264,277
		3,344,784
Containers & Packaging – 0.3%
Amcor Ltd.	31,813	373,762
BillerudKorsnas AB	4,345	69,679
Cascades, Inc.	46,596	560,256
CCL Industries, Inc., Class B	616	142,365
DS Smith plc	41,844	233,596
FP Corp.	600	28,528
Fuji Seal International, Inc.	2,000	47,618
Future World Financial Holdings Ltd.*	224,000	9,936
Huhtamaki OYJ(a)	2,035	78,846
Intertape Polymer Group, Inc.	2,475	43,624
Mayr Melnhof Karton AG	275	33,240
Orora Ltd.	24,310	54,723
Pack Corp. (The)	600	16,902
Pact Group Holdings Ltd.	11,241	59,266
Rengo Co. Ltd.	10,000	60,465
RPC Group plc	8,662	90,885
Smurfit Kappa Group plc	11,974	320,631
Toyo Seikan Group Holdings Ltd.	5,600	93,693
Vidrala SA	1,180	69,259
Winpak Ltd.	930	39,681
		2,426,955
Distributors – 0.1%
Bapcor Ltd.(a)	10,941	42,793
Canon Marketing Japan, Inc.	3,700	77,937
D’ieteren SA/NV	935	45,593
Doshisha Co. Ltd.	1,800	36,381
Inchcape plc	16,764	185,328
Jardine Cycle & Carriage Ltd.	2,222	75,084
PALTAC CORPORATION	800	23,612
Uni-Select, Inc.	1,815	48,013
		534,741
Diversified Consumer Services – 0.2%
AA plc	40,550	137,082
Benesse Holdings, Inc.	1,300	39,244
Cross-Harbour Holdings Ltd. (The)	220,000	330,952

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – (continued)
Dignity plc	2,306	$74,376
Enercare, Inc.	4,565	72,383
G8 Education Ltd.	279,851	774,360
IDP Education Ltd.	6,853	23,575
InvoCare Ltd.	5,225	57,011
Navitas Ltd.	12,760	43,800
		1,552,783
Diversified Financial Services – 0.8%
Ackermans & van Haaren NV	784	128,231
AMP Ltd.(a)	115,962	464,831
Banca IFIS SpA*	1,617	69,729
Banca Mediolanum SpA	2,092	16,004
Banque Nationale de Belgique	160	523,567
Cerved Information Solutions SpA	10,431	111,317
Challenger Ltd.	12,100	119,628
Corp. Financiera Alba SA	385	20,920
Element Fleet Management Corp.	16,962	148,742
Eurazeo SA	873	59,169
EXOR NV	3,158	177,275
FFP	330	31,289
Financial Products Group Co. Ltd.	4,000	34,736
First Pacific Co. Ltd.	82,000	63,154
Fuyo General Lease Co. Ltd.	700	32,654
Goldin Financial Holdings Ltd.*	60,000	22,912
GRENKE AG	165	32,863
Groupe Bruxelles Lambert SA	1,782	170,784
HAL Trust	2,046	410,953
IBJ Leasing Co. Ltd.	28,638	622,241
Industrivarden AB, Class A	8,328	207,382
Industrivarden AB, Class C	275	6,398
Investment AB Latour, Class B	935	42,269
Investor AB, Class A	2,096	94,920
Investor AB, Class B	13,352	610,542
KBC Ancora*	1,377	65,467
Kinnevik AB, Class B	5,808	155,058
L E Lundbergforetagen AB, Class B	678	49,119

	Shares	Value
Diversified Financial Services – (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,000	$114,865
Onex Corp.	2,046	147,378
ORIX Corp.	61,100	932,368
Pargesa Holding SA	1,265	94,483
Ricoh Leasing Co. Ltd.	9,600	310,900
Sofina SA	330	47,345
SRH NV* (b)	2,857	—
Tokyo Century Corp.	600	20,669
Wendel SA	1,386	194,169
Zenkoku Hosho Co. Ltd.	1,600	57,845
		6,412,176
Diversified Telecommunication Services – 1.7%
B Communications Ltd.	1,000	19,289
BCE, Inc.	7,167	325,773
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	73,712
BT Group plc	382,200	1,506,901
Cellnex Telecom SA(c)	2,254	39,824
Chorus Ltd.	17,070	52,620
Com Hem Holding AB	5,606	69,831
Deutsche Telekom AG (Registered)	81,246	1,424,413
Ei Towers SpA	1,054	60,831
Elisa OYJ	4,092	139,339
Euskaltel SA(c)	4,565	46,415
HKBN Ltd.	49,000	52,985
HKT Trust & HKT Ltd.	87,400	111,813
Hutchison Telecommunications Hong Kong Holdings Ltd.	68,000	20,109
Iliad SA	738	179,132
Infrastrutture Wireless Italiane SpA(c)	5,179	28,650
Inmarsat plc	9,625	101,798
Koninklijke KPN NV(a)	115,896	335,074
Nippon Telegraph & Telephone Corp.	29,400	1,257,815
Orange SA	102,300	1,581,874
PCCW Ltd.	171,035	96,540
Proximus SADP(a)	3,250	99,395
SFR Group SA*	3,916	128,186
Singapore Telecommunications Ltd.	199,000	532,489

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Spark New Zealand Ltd.	49,352	$125,196
Sunrise Communications Group AG* (c)	770	57,202
Swisscom AG (Registered)(a)	597	260,282
TalkTalk Telecom Group plc(a)	13,991	34,971
TDC A/S	36,762	197,272
Telecom Italia SpA*	502,327	445,812
Telecom Italia SpA	254,442	181,622
Telefonica Deutschland Holding AG	22,757	110,276
Telefonica SA	188,564	2,085,195
Telenor ASA	27,126	439,513
Telia Co. AB(a)	113,256	461,732
Telstra Corp. Ltd.	108,372	342,014
TELUS Corp.	4,752	157,855
TPG Telecom Ltd.(a)	7,176	31,663
Vivendi SA* (a)	22,836	452,957
Vocus Group Ltd.(a)	25,541	64,370
		13,732,740
Electric Utilities – 1.2%
Acciona SA	605	49,899
Alpiq Holding AG (Registered)*	55	4,083
AusNet Services	33,122	43,348
BKW AG	1,400	75,805
Cheung Kong Infrastructure Holdings Ltd.	16,000	140,198
Chubu Electric Power Co., Inc.	29,700	398,993
Chugoku Electric Power Co., Inc. (The)	13,606	148,303
CLP Holdings Ltd.	49,500	522,205
Contact Energy Ltd.	14,361	51,368
Direct Energie	336	14,434
DONG Energy A/S(c)	4,984	196,301
EDP – Energias de Portugal SA	124,807	411,803
Electricite de France SA	16,613	138,684
Elia System Operator SA/NV	1,045	55,418
Emera, Inc.	3,960	136,846
Endesa SA	9,128	215,051
Enel SpA	338,514	1,608,679
EVN AG	2,240	29,649
Fortis, Inc.	10,230	332,346

	Shares	Value
Electric Utilities – (continued)
Fortum OYJ	11,352	$165,153
Genesis Energy Ltd.	13,435	19,693
HK Electric Investments & HK Electric Investments Ltd.(a) (c)	61,500	54,403
Hokkaido Electric Power Co., Inc.	7,400	53,706
Hokuriku Electric Power Co.(a)	6,600	60,985
Hydro One Ltd.(c)	3,520	61,889
Iberdrola SA	154,487	1,110,645
Infratil Ltd.	11,550	23,393
Kansai Electric Power Co., Inc. (The)	33,900	458,305
Kyushu Electric Power Co., Inc.(a)	19,900	214,585
Mercury NZ Ltd.	17,270	38,119
Okinawa Electric Power Co., Inc. (The)	6,775	165,257
Power Assets Holdings Ltd.	28,000	252,007
Red Electrica Corp. SA	10,824	210,984
Romande Energie Holding SA (Registered)	56	72,514
Shikoku Electric Power Co., Inc.(a)	10,500	126,128
Spark Infrastructure Group	37,950	70,668
SSE plc	44,421	799,403
Terna Rete Elettrica Nazionale SpA	34,783	175,370
Tohoku Electric Power Co., Inc.	24,400	325,275
Tokyo Electric Power Co. Holdings, Inc.*	33,115	128,634
Trustpower Ltd.	58,298	192,118
Verbund AG(a)	2,574	42,745
		9,395,392
Electrical Equipment – 1.0%
ABB Ltd. (Registered)	50,820	1,243,634
Areva SA*	2,979	13,858
Daihen Corp.	82,000	520,086
Fagerhult AB*	979	40,410
Fuji Electric Co. Ltd.	24,000	131,551
Fujikura Ltd.	12,500	93,859
Furukawa Electric Co. Ltd.	2,900	117,332
Futaba Corp.	3,400	61,033
Gamesa Corp. Tecnologica SA	13,606	293,880

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
GS Yuasa Corp.	21,000	$97,210
Huber & Suhner AG (Registered)	715	48,124
Johnson Electric Holdings Ltd.	10,500	32,333
Legrand SA	6,666	431,399
Mabuchi Motor Co. Ltd.	2,000	112,856
Melrose Industries plc	69,935	213,981
Mitsubishi Electric Corp.	54,400	758,389
Nexans SA*	1,320	73,380
Nidec Corp.	6,955	637,661
Nissin Electric Co. Ltd.	400	4,730
Nitto Kogyo Corp.	23,700	341,244
Nordex SE* (a)	1,320	19,894
OSRAM Licht AG	1,816	121,599
Philips Lighting NV* (c)	6,525	220,694
Prysmian SpA	6,939	200,316
Schneider Electric SE	15,378	1,214,076
SGL Carbon SE*	1,788	18,074
Somfy SA	55	26,592
TKH Group NV, CVA*	2,194	100,822
Ushio, Inc.	5,900	74,101
Vestas Wind Systems A/S	5,742	494,348
		7,757,466
Electronic Equipment, Instruments & Components – 1.4%
Ai Holdings Corp.	800	19,679
Alps Electric Co. Ltd.	8,000	235,041
ALSO Holding AG (Registered)*	2,376	298,596
Amano Corp.	2,600	55,513
Anritsu Corp.	6,200	50,114
Azbil Corp.	300	10,092
Barco NV	440	43,319
Canon Electronics, Inc.	11,300	210,247
Celestica, Inc.*	87,798	1,248,937
Citizen Watch Co. Ltd.	8,700	57,677
CONEXIO Corp.	15,300	234,297
Dexerials Corp.	5,600	50,338
Electrocomponents plc	22,775	152,924
Enplas Corp.	9,000	245,851
Evertz Technologies Ltd.	2,092	25,857
FIH Mobile Ltd.	77,000	26,434
Fingerprint Cards AB, Class B(a)	5,880	23,421
GCL New Energy Holdings Ltd.*	224,000	11,664

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Halma plc	8,512	$115,961
Hamamatsu Photonics KK	3,400	99,892
Hexagon AB, Class B(a)	6,666	290,360
Hirose Electric Co. Ltd.	745	100,051
Hitachi High-Technologies Corp.	1,700	67,789
Hitachi Ltd.	203,000	1,120,170
Horiba Ltd.	300	17,682
Hosiden Corp.	2,700	29,720
Ibiden Co. Ltd.	5,100	89,674
IDEX ASA* (a)	19,990	19,975
Inficon Holding AG (Registered)*	110	57,738
Ingenico Group SA	1,400	126,810
Iriso Electronics Co. Ltd.	600	37,947
Japan Aviation Electronics Industry Ltd.	2,044	27,945
Japan Display, Inc.* (a)	269,600	609,484
Jenoptik AG	2,585	69,543
Keyence Corp.	2,100	843,994
Kudelski SA	1,705	29,546
Kyocera Corp.	10,300	583,054
Lagercrantz Group AB, Class B	3,520	38,460
LEM Holding SA (Registered)	27	27,584
Macnica Fuji Electronics Holdings, Inc.	26,400	374,673
Murata Manufacturing Co. Ltd.	5,000	670,360
Mycronic AB	3,903	38,568
Nichicon Corp.	5,100	48,452
Nippon Ceramic Co. Ltd.	900	19,127
Nippon Electric Glass Co. Ltd.	6,000	37,194
Nippon Signal Co. Ltd.(a)	44,100	422,524
Nohmi Bosai Ltd.	2,000	27,756
Oki Electric Industry Co. Ltd.	2,800	41,798
Omron Corp.	6,900	288,764
Optex Group Co. Ltd.	500	13,860
Renishaw plc	1,617	71,442
Ryosan Co. Ltd.	1,400	45,779
Shimadzu Corp.	7,000	118,687
Siix Corp.	14,214	566,800
Spectris plc	2,750	98,196
Taiyo Yuden Co. Ltd.	2,500	30,479
TDK Corp.	3,400	210,460

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Topcon Corp.	2,200	$38,821
Truly International Holdings Ltd.(a)	1,076,000	365,236
V Technology Co. Ltd.	200	30,699
Venture Corp. Ltd.	10,500	91,651
Yaskawa Electric Corp.	5,500	105,046
Yokogawa Electric Corp.	8,000	123,513
		11,283,265
Energy Equipment & Services – 1.1%
Aker Solutions ASA*	7,535	43,100
Amec Foster Wheeler plc	12,363	86,851
Bourbon Corp.(a)	22,007	248,033
Canadian Energy Services & Technology Corp.	165,990	783,029
Enerflex Ltd.	3,685	51,854
Ensign Energy Services, Inc.	88,242	489,839
Fugro NV, CVA*	45,123	665,311
Hunting plc*	107,448	781,936
John Wood Group plc	14,322	140,728
Modec, Inc.	13,200	277,926
Mullen Group Ltd.(a)	4,455	48,776
Ocean Yield ASA(a)	7,224	54,392
Pason Systems, Inc.	3,018	44,741
Petrofac Ltd.	11,880	125,187
Petroleum Geo-Services ASA* (a)	207,702	490,251
Precision Drilling Corp.*	207,966	825,902
Saipem SpA*	70,473	30,359
SBM Offshore NV	8,756	144,214
Schoeller-Bleckmann Oilfield Equipment AG(a)	202	14,109
Seadrill Ltd.* (a)	10,883	7,507
Secure Energy Services, Inc.	6,100	39,661
ShawCor Ltd.	2,274	56,962
Subsea 7 SA(a)	10,466	173,486
Tecnicas Reunidas SA(a)	25,278	1,000,587
Tenaris SA	12,210	191,198
TGS Nopec Geophysical Co. ASA	2,456	53,785
Transocean Ltd.* (a)	16,800	185,304

	Shares	Value
Energy Equipment & Services – (continued)
Vallourec SA* (a)	268,165	$1,717,651
WorleyParsons Ltd.*	14,224	120,416
		8,893,095
Equity Real Estate Investment Trusts (REITs) – 2.6%
Abacus Property Group	212,945	549,416
Activia Properties, Inc.	15	71,454
Advance Residence Investment Corp.	41	107,990
Aedifica SA	1,145	89,973
AEON REIT Investment Corp.(a)	56	61,240
ALE Property Group	9,405	33,269
Allied Properties REIT	122	3,268
alstria office REIT-AG*	6,756	89,313
Altarea SCA*	110	22,178
Argosy Property Ltd.	94,153	65,287
Artis REIT	55,214	548,384
Ascendas REIT	47,600	87,183
Ascott Residence Trust(a)	70,564	55,282
Assura plc	91,231	72,293
Aventus Retail Property Fund Ltd.	170,214	301,688
Axiare Patrimonio SOCIMI SA	3,200	53,106
Befimmo SA	1,143	66,652
Beni Stabili SpA SIIQ*	745,010	472,975
Big Yellow Group plc	8,675	86,868
Boardwalk REIT	307	10,340
British Land Co. plc (The)	26,862	228,152
BWP Trust	44,067	96,230
Canadian Apartment Properties REIT	444	10,999
Canadian REIT	100	3,612
CapitaLand Commercial Trust(a)	46,800	54,411
CapitaLand Mall Trust	60,000	84,568
CapitaLand Retail China Trust	27,662	31,468
CDL Hospitality Trusts	37,000	41,032
Champion REIT	51,000	33,180
Charter Hall Group(b)	13,598	57,660
Charter Hall Retail REIT(a)	36,074	120,591
Choice Properties REIT	3,465	35,251
Cofinimmo SA	440	53,232
Comforia Residential REIT, Inc.	33	73,064
Cominar REIT	1,600	16,558
Crombie REIT	1,400	14,847

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Cromwell Property Group	929,179	$674,040
CT REIT	2,800	30,001
Daiwa House REIT Investment Corp.	42	106,177
Daiwa Office Investment Corp.	5	24,356
Derwent London plc	2,352	89,583
Dexus Property Group	43,494	331,775
Dream Global REIT	46,243	334,825
Dream Office REIT	35,577	505,567
Eurocommercial Properties NV, CVA	2,107	81,853
Far East Hospitality Trust	53,300	22,880
First REIT	26,300	25,402
Folkestone Education Trust	7,996	17,341
Fonciere Des Regions	1,421	126,794
Fortune REIT	21,000	24,463
Frasers Centrepoint Trust	25,000	37,741
Frasers Commercial Trust	23,000	22,051
Frasers Hospitality Trust	39,200	20,474
Frasers Logistics & Industrial Trust	113,800	82,234
Frontier Real Estate Investment Corp.	11	48,008
Fukuoka REIT Corp.	16	25,262
Gecina SA	990	140,795
Global One Real Estate Investment Corp.	12	41,338
GLP J-Reit*	63	71,042
Goodman Group	40,659	246,599
Goodman Property Trust	19,085	15,985
GPT Group (The)	47,718	187,351
Granite REIT	16,118	577,150
Great Portland Estates plc	8,250	73,860
Green REIT plc	67,088	99,721
H&R REIT	4,884	82,728
Hamborner REIT AG*	4,592	48,184
Hammerson plc	20,328	154,509
Hankyu Reit, Inc.	40	52,642
Hansteen Holdings plc(a)	68,709	110,049
Heiwa Real Estate REIT, Inc.	73	55,272
Hibernia REIT plc	522,060	724,834
Hispania Activos Inmobiliarios SOCIMI SA	5,003	75,510

	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Hoshino Resorts REIT, Inc.	11	$55,854
Hulic Reit, Inc.	16	25,693
ICADE	687	50,999
Ichigo Office REIT Investment	94	53,211
Industrial & Infrastructure Fund Investment Corp.	10	44,137
Intu Properties plc(a)	13,213	47,129
Invesco Office J-Reit, Inc.	594	523,287
Investa Office Fund	15,730	55,877
Invincible Investment Corp.	113	43,286
Japan Excellent, Inc.	80	93,658
Japan Hotel REIT Investment Corp.	77	52,429
Japan Logistics Fund, Inc.	15	32,013
Japan Prime Realty Investment Corp.	18	67,579
Japan Real Estate Investment Corp.	30	157,980
Japan Rental Housing Investments, Inc.	34	24,432
Japan Retail Fund Investment Corp.	52	101,602
Kenedix Office Investment Corp.	9	51,027
Kenedix Residential Investment Corp.	25	64,210
Kenedix Retail REIT Corp.(a)	35	76,267
Keppel DC REIT	584,240	518,321
Keppel REIT	47,833	36,276
Kiwi Property Group Ltd.	33,082	32,365
Klepierre	6,204	243,481
Land Securities Group plc	20,988	300,315
Link REIT	49,301	354,661
Lippo Malls Indonesia Retail Trust	1,342,400	408,185
LondonMetric Property plc(a)	37,664	82,058
Mapletree Commercial Trust	32,090	36,620
Mapletree Greater China Commercial Trust	49,500	37,894
Mapletree Industrial Trust	32,742	41,932
Mapletree Logistics Trust	65,567	53,009
MCUBS MidCity Investment Corp.	20	59,747
Mercialys SA	3,271	63,706
Merlin Properties Socimi SA	10,748	127,164
Mirvac Group	166,320	282,348

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Morguard REIT	21,516	$240,763
Mori Hills REIT Investment Corp.	36	46,764
Mori Trust Sogo Reit, Inc.	15	23,428
National Storage REIT	18,872	21,029
NewRiver REIT plc	13,804	62,131
Nippon Accommodations Fund, Inc.	8	34,377
Nippon Building Fund, Inc.	33	175,554
Nippon Prologis REIT, Inc.	41	86,693
NIPPON REIT Investment Corp.	33	84,757
Nomura Real Estate Master Fund, Inc.	87	125,423
Northview Apartment REIT	17,358	288,813
Orix JREIT, Inc.	58	91,992
OUE Hospitality Trust	60,500	31,165
Parkway Life REIT	12,500	22,895
Precinct Properties New Zealand Ltd.	22,735	18,809
Premier Investment Corp.	55	59,159
Primary Health Properties plc	43,736	64,081
Property for Industry Ltd.(a)	51,499	57,631
Prosperity REIT	81,000	32,910
Pure Industrial Real Estate Trust	96,039	458,666
Redefine International plc(a)	111,537	55,195
Regal REIT	627,000	183,806
Reit 1 Ltd.	118,536	401,151
Retail Estates NV	555	45,328
RioCan REIT	3,135	59,453
Safestore Holdings plc	12,195	63,898
Scentre Group	135,828	437,805
Segro plc	19,958	125,411
Sekisui House Reit, Inc.	55	70,212
Sekisui House SI Residential Investment Corp.	55	58,025
Shaftesbury plc	4,592	55,369
Shopping Centres Australasia Property Group	33,990	58,719
Smart REIT	780	18,460
SPH REIT	44,800	31,572
Starhill Global REIT	152,700	84,123
Stockland	60,925	220,979
Stride Property Group	23,842	28,645

	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Sunlight REIT	55,000	$34,156
Suntec REIT	57,400	72,689
Terreis	968	39,740
Tokyu REIT, Inc.	40	49,628
Tritax Big Box REIT plc	95,602	173,159
Unibail-Rodamco SE	2,706	664,333
UNITE Group plc (The)	9,625	80,567
United Urban Investment Corp.	84	126,976
Vastned Retail NV	1,717	64,122
Vicinity Centres	91,914	197,965
Vital Healthcare Property Trust	43,976	66,422
Viva Energy REIT	28,511	51,386
Warehouses De Pauw, CVA	869	83,123
Wereldhave Belgium NV	224	24,390
Wereldhave NV	28,334	1,304,520
Westfield Corp.	51,965	352,867
Workspace Group plc	8,939	99,978
		21,001,374
Food & Staples Retailing – 1.5%
Aeon Co. Ltd.	21,213	314,665
Ain Holdings, Inc.	600	41,554
Alimentation Couche-Tard, Inc., Class B	11,154	512,139
Arcs Co. Ltd.	2,918	62,564
Axfood AB	352	5,589
Axial Retailing, Inc.	1,100	42,088
Belc Co. Ltd.	500	22,248
Booker Group plc	38,555	96,768
Carrefour SA	22,836	537,755
Casino Guichard Perrachon SA	2,772	166,927
Cawachi Ltd.	9,600	252,165
cocokara fine, Inc.	16,700	789,531
Colruyt SA	1,430	73,414
Cosmos Pharmaceutical Corp.	100	20,248
Create SD Holdings Co. Ltd.	2,000	46,972
Daikokutenbussan Co. Ltd.	400	19,126
Dairy Farm International Holdings Ltd.	4,500	40,050
Distribuidora Internacional de Alimentacion SA	23,296	138,637
Empire Co. Ltd., Class A	5,720	87,977
FamilyMart UNY Holdings Co. Ltd.	2,137	120,778

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
George Weston Ltd.	1,043	$93,514
Greggs plc	5,530	76,910
Heiwado Co. Ltd.	1,200	25,740
ICA Gruppen AB	1,931	65,946
Inageya Co. Ltd.	1,798	25,776
Itochu-Shokuhin Co. Ltd.	400	16,722
J Sainsbury plc	82,082	292,457
Jean Coutu Group PJC, Inc. (The), Class A	3,343	54,620
Jeronimo Martins SGPS SA	6,186	113,506
Kato Sangyo Co. Ltd.	21,300	522,803
Kesko OYJ, Class A	562	26,273
Kesko OYJ, Class B	2,090	97,909
Kobe Bussan Co. Ltd.	400	14,730
Koninklijke Ahold Delhaize NV(a)	33,727	698,548
Kusuri no Aoki Holdings Co. Ltd.	600	25,917
Lawson, Inc.(a)	1,500	99,578
Loblaw Cos. Ltd.	5,874	329,121
Madison Wine Holdings Ltd.*	44,000	10,919
MARR SpA	1,155	27,884
Matsumotokiyoshi Holdings Co. Ltd.	1,800	90,266
Metcash Ltd.* (a)	686,937	1,104,510
METRO AG(a)	5,527	181,823
Metro, Inc.	6,138	210,002
Ministop Co. Ltd.	1,000	19,126
Nihon Chouzai Co. Ltd.	6,600	231,506
North West Co., Inc. (The)	2,420	56,991
Okuwa Co. Ltd.	2,000	21,136
Olam International Ltd.	27,500	37,580
Qol Co. Ltd.	1,500	20,481
Rallye SA	15,246	333,039
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	17,922
Seven & i Holdings Co. Ltd.	20,100	849,296
Sheng Siong Group Ltd.	51,500	36,109
Shufersal Ltd.	3,578	17,644
Sligro Food Group NV	1,155	46,958
Sogo Medical Co. Ltd.	7,600	299,309
Sonae SGPS SA	18,183	18,652

	Shares	Value
Food & Staples Retailing – (continued)
Sugi Holdings Co. Ltd.	800	$39,688
Sundrug Co. Ltd.	1,600	56,123
Tesco plc*	204,798	485,534
Tsuruha Holdings, Inc.	900	91,235
Valor Holdings Co. Ltd.	2,300	54,967
Welcia Holdings Co. Ltd.	1,800	57,971
Wesfarmers Ltd.	29,238	940,222
Wm Morrison Supermarkets plc(a)	105,336	326,932
Woolworths Ltd.	32,964	662,649
Yaoko Co. Ltd.	1,800	69,759
Yokohama Reito Co. Ltd.	2,800	28,284
		12,415,782
Food Products – 2.4%
a2 Milk Co. Ltd.*	42,985	99,748
AAK AB	834	59,667
AGT Food & Ingredients, Inc.	764	17,618
Ajinomoto Co., Inc.	16,800	326,897
Ariake Japan Co. Ltd.	800	50,597
Aryzta AG*	4,356	141,386
Associated British Foods plc	8,976	326,317
Austevoll Seafood ASA	4,125	33,225
Australian Agricultural Co. Ltd.*	12,274	15,834
Bakkafrost P/F	1,100	37,367
Barry Callebaut AG (Registered)*	38	52,145
Bega Cheese Ltd.(a)	7,095	31,836
Bell AG (Registered)	168	72,106
Bellamy’s Australia Ltd.(a)	2,897	11,136
Bonduelle SCA	10,956	379,391
Bourbon Corp.	13,200	314,872
Bumitama Agri Ltd.	91,900	48,656
Calbee, Inc.	3,200	111,671
Chocoladefabriken Lindt & Spruengli AG	37	207,961
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	265,649
Clearwater Seafoods, Inc.	2,576	19,933
Cloetta AB, Class B	9,240	37,357
Costa Group Holdings Ltd.	13,860	45,607
CP Pokphand Co. Ltd.	317,384	27,341
Cranswick plc	2,239	77,690
Dairy Crest Group plc(a)	8,688	64,518

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Danone SA	15,708	$1,097,813
Delfi Ltd.	12,700	20,808
DyDo Group Holdings, Inc.	100	4,809
Ebro Foods SA	1,485	33,199
Emmi AG (Registered)*	41	29,943
Ezaki Glico Co. Ltd.	1,300	68,458
First Resources Ltd.	12,400	16,634
ForFarmers NV	26,814	252,105
Freedom Foods Group Ltd.	787	2,531
Fuji Oil Holdings, Inc.	3,400	79,700
Fujicco Co. Ltd.	2,000	45,734
Glanbia plc	5,351	104,419
Golden Agri-Resources Ltd.(a)	290,200	74,746
GrainCorp Ltd., Class A	5,122	34,168
Greencore Group plc	73,971	218,196
Grieg Seafood ASA	2,105	16,574
Hokuto Corp.	700	13,137
House Foods Group, Inc.	2,400	53,352
Itoham Yonekyu Holdings, Inc.	6,500	60,119
Japfa Ltd.	232,800	100,768
Kagome Co. Ltd.	500	13,614
Kameda Seika Co. Ltd.	600	27,290
Kenko Mayonnaise Co. Ltd.	600	15,152
Kerry Group plc, Class A	4,092	334,288
Kewpie Corp.	1,800	45,763
Kikkoman Corp.	4,000	122,903
Kotobuki Spirits Co. Ltd.	1,000	26,958
KWS Saat SE	60	21,333
LDC SA	2,376	250,145
Leroy Seafood Group ASA	935	47,107
Lotus Bakeries	13	32,701
Maple Leaf Foods, Inc.	1,870	46,733
Marine Harvest ASA*	12,442	207,403
Marudai Food Co. Ltd.	4,000	18,301
Maruha Nichiro Corp.	4,400	125,720
Megmilk Snow Brand Co. Ltd.	214	6,383
MEIJI Holdings Co. Ltd.	3,600	305,517
Mitsui Sugar Co. Ltd.	3,800	93,645
Morinaga & Co. Ltd.	1,100	52,005
Morinaga Milk Industry Co. Ltd.	6,000	47,367
Naturex*	590	53,724
Nestle SA (Registered)	79,498	6,121,374

	Shares	Value
Food Products – (continued)
NH Foods Ltd.	5,000	$142,191
Nichirei Corp.	3,500	87,131
Nippon Flour Mills Co. Ltd.	2,500	37,476
Nippon Suisan Kaisha Ltd.	12,100	58,291
Nisshin Oillio Group Ltd. (The)	7,000	41,446
Nisshin Seifun Group, Inc.	7,090	108,700
Nissin Foods Holdings Co. Ltd.	1,500	85,853
Norway Royal Salmon ASA	3,080	56,807
Origin Enterprises plc	88,506	718,021
Orkla ASA	17,952	162,933
Premium Brands Holdings Corp.	1,100	68,737
Prima Meat Packers Ltd.	33,000	152,167
Raisio OYJ, Class V	4,125	15,632
Riken Vitamin Co. Ltd.	800	30,214
S Foods, Inc.(a)	11,100	346,035
Sakata Seed Corp.	2,800	88,293
Salmar ASA	1,760	41,850
Saputo, Inc.	5,888	193,267
Savencia SA	3,368	297,074
Schouw & Co. AB	9,504	978,955
Showa Sangyo Co. Ltd.	101,000	540,926
Starzen Co. Ltd.	6,600	267,032
Strauss Group Ltd.	952	16,722
Suedzucker AG	1,589	33,975
Super Group Ltd.(b)	12,000	11,204
Synlait Milk Ltd.*	4,816	11,705
Tate & Lyle plc	9,708	95,014
Tegel Group Holdings Ltd.	4,144	3,386
Toyo Suisan Kaisha Ltd.	2,800	104,997
Vilmorin & Cie SA	4,040	291,941
Viscofan SA	825	49,357
Vitasoy International Holdings Ltd.	16,000	31,640
Wessanen	3,410	50,928
WH Group Ltd.(c)	339,500	303,376
Wilmar International Ltd.	171,900	436,607
Yakult Honsha Co. Ltd.	3,400	193,379
Yamazaki Baking Co. Ltd.	3,000	63,219
		19,435,645
Gas Utilities – 0.4%
APA Group	29,832	204,358
Gas Natural SDG SA	15,312	346,152

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Gas Utilities – (continued)
Hong Kong & China Gas Co. Ltd.	180,064	$359,779
Osaka Gas Co. Ltd.	81,000	303,232
Rubis SCA	1,741	176,846
Saibu Gas Co. Ltd.	33,000	76,083
Shizuoka Gas Co. Ltd.	41,800	283,867
Superior Plus Corp.	101,453	969,788
Toho Gas Co. Ltd.	8,000	57,199
Tokyo Gas Co. Ltd.	84,000	389,971
Valener, Inc.	1,919	30,666
		3,197,941
Health Care Equipment & Supplies – 0.7%
Ambu A/S, Class B	1,775	87,323
Ansell Ltd.	3,438	61,192
Asahi Intecc Co. Ltd.	2,800	124,338
BioMerieux	275	54,966
Carl Zeiss Meditec AG	715	32,483
Cochlear Ltd.	1,232	128,879
Coloplast A/S, Class B	2,706	231,582
CYBERDYNE, Inc.* (a)	1,500	21,194
DiaSorin SpA	869	65,105
Draegerwerk AG & Co. KGaA*	2,100	164,649
Draegerwerk AG & Co. KGaA (Preference)*	5,940	649,747
Eiken Chemical Co. Ltd.	800	21,961
Elekta AB, Class B(a)	5,796	60,514
Essilor International SA	5,214	675,373
Fisher & Paykel Healthcare Corp. Ltd.	12,815	88,597
Fukuda Denshi Co. Ltd.	7,763	468,691
Getinge AB, Class B	4,824	94,303
GN Store Nord A/S	2,532	65,841
Guerbet	343	29,321
Hogy Medical Co. Ltd.	600	38,540
Hoya Corp.	9,000	429,856
ImpediMed Ltd.*	11,592	6,285
Ion Beam Applications	1,241	73,597
LivaNova plc*	900	47,430
Mani, Inc.	900	23,261
Mazor Robotics Ltd.*	2,094	37,394
Menicon Co. Ltd.	800	24,939

	Shares	Value
Health Care Equipment & Supplies – (continued)
Nagaileben Co. Ltd.	1,500	$34,556
Nakanishi, Inc.	1,700	66,798
Nanosonics Ltd.*	13,552	32,026
Nihon Kohden Corp.	1,200	27,139
Nikkiso Co. Ltd.	3,000	30,600
Nipro Corp.	5,200	78,837
Olympus Corp.	7,700	296,340
Paramount Bed Holdings Co. Ltd.	800	33,552
Sartorius AG (Preference)	1,400	128,152
Sartorius Stedim Biotech	770	51,626
Smith & Nephew plc	23,892	392,561
Sonova Holding AG (Registered)	1,452	214,566
Straumann Holding AG (Registered)	189	99,679
Sysmex Corp.	3,900	237,212
Terumo Corp.	8,100	295,384
William Demant Holding A/S*	2,796	63,986
Ypsomed Holding AG (Registered)*	165	31,742
		5,922,117
Health Care Providers & Services – 0.5%
Alfresa Holdings Corp.	5,000	90,204
Amplifon SpA	3,837	48,928
As One Corp.	700	30,990
Attendo AB(c)	3,465	35,414
Australian Pharmaceutical Industries Ltd.	14,365	23,957
BML, Inc.	1,200	26,181
Capio AB(c)	3,094	17,121
Celesio AG	1,045	29,450
Chartwell Retirement Residences, REIT	2,222	25,254
EBOS Group Ltd.	1,980	24,890
Extendicare, Inc.	4,950	36,166
Fagron*	26,070	343,648
Fresenius Medical Care AG & Co. KGaA	5,544	491,725
Fresenius SE & Co. KGaA	10,164	823,576
Healthscope Ltd.	34,595	57,177
Japan Lifeline Co. Ltd.	800	16,055
Korian SA	1,281	41,255
Lifco AB, Class B	896	27,270

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Mediclinic International plc(a)	7,920	$84,124
Medipal Holdings Corp.	7,100	117,452
Metlifecare Ltd.	6,220	24,811
Miraca Holdings, Inc.	1,200	55,333
NichiiGakkan Co. Ltd.	9,200	69,741
NMC Health plc	1,466	37,686
Orpea(a)	1,116	113,944
Primary Health Care Ltd.	36,232	91,856
Raffles Medical Group Ltd.(a)	21,785	21,821
Ramsay Health Care Ltd.	3,432	184,027
Regis Healthcare Ltd.(a)	6,033	20,258
RHOEN-KLINIKUM AG(a)	1,421	40,573
Ryman Healthcare Ltd.	9,819	58,177
Ship Healthcare Holdings, Inc.	3,300	88,724
Sigma Pharmaceuticals Ltd.	49,995	46,736
Sonic Healthcare Ltd.	9,213	152,199
Spire Healthcare Group plc(c)	11,495	50,251
Summerset Group Holdings Ltd.	11,337	40,474
Suzuken Co. Ltd.	3,380	111,737
Toho Holdings Co. Ltd.	4,200	91,181
Tokai Corp.	13,200	487,288
Town Health International Medical Group Ltd.	286,000	45,230
Tsukui Corp.	2,800	15,875
UDG Healthcare plc	11,330	109,497
Vital KSK Holdings, Inc.	2,400	21,143
		4,369,399
Health Care Technology – 0.0%(d)
CompuGroup Medical SE	624	30,714
M3, Inc.	4,300	109,901
Orion Health Group Ltd.*	4,984	4,790
		145,405
Hotels, Restaurants & Leisure – 1.7%
888 Holdings plc	8,450	30,555
Accor SA* (a)	4,686	213,527
Ainsworth Game Technology Ltd.	76,068	105,811
Amaya, Inc.*	6,644	117,836
Arcland Service Holdings Co. Ltd.	700	19,310
Ardent Leisure Group(a)	21,789	33,079

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Aristocrat Leisure Ltd.	15,378	$225,869
Atom Corp.	4,200	27,317
Autogrill SpA	5,414	61,550
Basic-Fit NV* (c)	1,568	27,405
Betsson AB*	5,435	46,464
Cafe de Coral Holdings Ltd.	6,000	19,518
Carnival plc	5,478	337,774
CHIMNEY Co. Ltd.	800	20,239
Codere SA* (a)	1,023,552	579,590
Colowide Co. Ltd.(a)	3,500	57,459
Compass Group plc	42,702	860,728
Corporate Travel Management Ltd.	3,355	51,084
Create Restaurants Holdings, Inc.	2,200	17,822
Crown Resorts Ltd.	6,545	61,183
Dalata Hotel Group plc*	10,387	55,876
DO & CO AG	386	26,052
Domino’s Pizza Enterprises Ltd.(a)	1,430	65,363
Domino’s Pizza Group plc	15,021	64,227
Doutor Nichires Holdings Co. Ltd.	2,700	57,260
Elior Group(c)	1,760	43,889
Euro Disney SCA (Registered)*	11,550	25,155
Evolution Gaming Group AB(c)	1,265	55,858
Fairwood Holdings Ltd.	6,000	23,298
Flight Centre Travel Group Ltd.(a)	659	15,500
Fuji Kyuko Co. Ltd.	2,000	18,301
Galaxy Entertainment Group Ltd.	77,000	428,683
Genting Singapore plc	144,000	114,874
GL Ltd.	13,000	7,208
Great Canadian Gaming Corp.*	2,860	50,975
Greene King plc	11,144	108,276
GVC Holdings plc	6,380	61,658
Hiday Hidaka Corp.	960	20,273
HIS Co. Ltd.(a)	800	19,076
Hongkong & Shanghai Hotels Ltd. (The)	26,626	31,256
Ichibanya Co. Ltd.	1,000	32,251
Imperial Hotel Ltd.	1,200	22,715
InterContinental Hotels Group plc	5,951	315,355

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
International Game Technology plc(a)	6,600	$146,520
J D Wetherspoon plc	3,795	48,828
Kappa Create Co. Ltd.	1,700	19,338
Kindred Group plc, SDR	4,675	48,493
Kingston Financial Group Ltd.(a)	114,000	39,429
Kisoji Co. Ltd.	900	21,089
KOMEDA Holdings Co. Ltd.	1,200	20,702
Kura Corp.(a)	500	20,589
Kyoritsu Maintenance Co. Ltd.	1,600	46,721
Ladbrokes Coral Group plc	39,340	66,623
Macau Legend Development Ltd.*	172,000	31,403
Mandarin Oriental International Ltd.	8,000	11,440
Mantra Group Ltd.(a)	13,420	28,302
Marston’s plc	409,609	757,272
Matsuya Foods Co. Ltd.	400	15,125
McDonald’s Holdings Co. Japan Ltd.	800	24,652
Melco International Development Ltd.	21,000	43,201
Melia Hotels International SA	2,585	38,368
Merlin Entertainments plc(c)	13,889	90,833
MGM China Holdings Ltd.	13,600	30,986
Millennium & Copthorne Hotels plc	1,958	11,399
Miramar Hotel & Investment	16,000	34,849
Mitchells & Butlers plc	152,891	524,375
MOS Food Services, Inc.	2,100	65,843
MTY Food Group, Inc.	600	20,572
NagaCorp Ltd.	994,000	550,834
NH Hotel Group SA*	12,299	63,684
Ohsho Food Service Corp.	1,504	56,061
Oriental Land Co. Ltd.	6,600	378,936
OUE Ltd.	21,000	30,801
Paddy Power Betfair plc	2,254	251,095
Pandox AB	2,365	39,716
Parques Reunidos Servicios Centrales SAU* (c)	34,848	615,892
Plenus Co. Ltd.	1,000	20,938
Rank Group plc	3,884	10,743

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Resorttrust, Inc.	1,800	$30,972
Restaurant Brands International, Inc.	2,915	163,349
Restaurant Brands International, Inc.*	3,458	193,777
Restaurant Brands New Zealand Ltd.	6,220	22,718
Restaurant Group plc (The)	141,702	640,728
Retail Food Group Ltd.(a)	7,796	31,833
Rezidor Hotel Group AB*	3,130	11,665
Ringer Hut Co. Ltd.	1,700	34,848
Round One Corp.	2,700	23,059
Royal Holdings Co. Ltd.	1,600	31,363
Saizeriya Co. Ltd.	1,300	36,503
Sands China Ltd.	58,000	263,245
Scandic Hotels Group AB* (c)	31,812	358,365
Shangri-La Asia Ltd.(a)	32,000	45,834
SJM Holdings Ltd.	64,672	62,780
SkiStar AB	1,110	23,755
SKYCITY Entertainment Group Ltd.	15,031	44,993
Skylark Co. Ltd.	3,700	55,963
Sodexo SA(a)	2,442	310,330
SSP Group plc	21,589	124,264
St Marc Holdings Co. Ltd.	1,400	42,639
Star Entertainment Grp Ltd. (The)	18,462	76,904
Tabcorp Holdings Ltd.	17,988	63,899
Tatts Group Ltd.	31,350	100,814
Thomas Cook Group plc	493,152	610,262
Tokyo Dome Corp.	67,900	627,406
Tokyotokeiba Co. Ltd.	9,000	20,831
Toridoll Holdings Corp.	1,600	38,540
Tosho Co. Ltd.	400	17,188
TUI AG, DI	23,056	334,172
Whitbread plc	4,570	238,567
William Hill plc	39,864	151,370
Wynn Macau Ltd.*	44,400	97,619
Yoshinoya Holdings Co. Ltd.	4,900	80,048
Young & Co’s Brewery plc, Class A	2,916	49,760
Zensho Holdings Co. Ltd.	3,600	61,620
		13,925,134

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – 1.8%
Alpine Electronics, Inc.	3,600	$52,351
Barratt Developments plc	44,946	336,973
Bellway plc	5,610	206,561
Berkeley Group Holdings plc	5,558	234,272
Bonava AB, Class B	4,031	65,189
Bovis Homes Group plc	94,881	1,129,935
Breville Group Ltd.	3,137	25,102
Cairn Homes plc*	33,544	57,166
Casio Computer Co. Ltd.	10,000	140,935
Chofu Seisakusho Co. Ltd.	200	4,783
Clarion Co. Ltd.	79,000	313,250
Countryside Properties plc(c)	14,613	51,007
Crest Nicholson Holdings plc	178,068	1,390,316
De’ Longhi SpA	1,155	35,217
Dorel Industries, Inc., Class B	18,348	440,148
Duni AB	3,666	51,959
Ekornes ASA	20,526	323,470
Electrolux AB, Series B(a)	6,204	184,338
Fiskars OYJ Abp*	944	20,714
Forbo Holding AG (Registered)	16	26,215
Foster Electric Co. Ltd.	20,037	334,339
Fujitsu General Ltd.	2,000	42,433
GUD Holdings Ltd.	4,785	44,516
Haseko Corp.	15,900	181,437
Husqvarna AB, Class B	10,285	102,272
Iida Group Holdings Co. Ltd.	7,300	116,177
JM AB	3,328	117,187
Kaufman & Broad SA*	9,035	354,192
Man Wah Holdings Ltd.	29,600	24,548
McCarthy & Stone plc(c)	26,874	64,113
Metall Zug AG (Registered)	10	39,309
Nagawa Co. Ltd.	500	17,426
Nikon Corp.	13,600	193,989
Nobia AB	2,640	27,325
PanaHome Corp.(a)	4,000	44,389
Panasonic Corp.	105,800	1,262,823
Persimmon plc	12,653	381,417
Pioneer Corp.*	15,600	28,130
Pressance Corp.(a)	18,200	210,295
Redrow plc	155,743	1,161,604
Rinnai Corp.	900	74,764
Sangetsu Corp.	2,256	39,789

	Shares	Value
Household Durables – (continued)
SEB SA	592	$95,409
Sekisui Chemical Co. Ltd.	23,900	400,942
Sekisui House Ltd.	29,800	494,439
Sharp Corp.* (a)	46,000	165,892
Sony Corp.	33,000	1,112,829
Starts Corp., Inc.	25,000	553,288
Steinhoff International Holdings NV(a)	91,410	464,856
Sumitomo Forestry Co. Ltd.	8,000	122,365
Sundart Holdings Ltd.	68,000	37,508
Tamron Co. Ltd.	13,200	246,900
Taylor Wimpey plc	144,012	372,631
Techtronic Industries Co. Ltd.	45,000	193,249
Token Corp.	5,710	451,800
TomTom NV*	5,274	53,606
Zojirushi Corp.(a)	2,800	38,030
		14,756,119
Household Products – 0.4%
Earth Chemical Co. Ltd.	600	32,511
Henkel AG & Co. KGaA	2,574	300,337
Henkel AG & Co. KGaA (Preference)	4,389	597,425
Lion Corp.	6,000	108,298
Pigeon Corp.	2,400	74,280
PZ Cussons plc(a)	12,210	52,856
Reckitt Benckiser Group plc	16,764	1,542,264
Svenska Cellulosa AB SCA, Class A	3,160	105,241
Svenska Cellulosa AB SCA, Class B	14,501	480,484
Unicharm Corp.	14,000	340,172
		3,633,868
Independent Power and Renewable Electricity Producers – 0.1%
Algonquin Power & Utilities Corp.	6,486	61,335
Boralex, Inc., Class A	2,035	31,091
Canvest Environmental Protection Group Co. Ltd.	56,000	31,969
Capital Power Corp.	4,687	85,287
Drax Group plc	22,860	95,528
EDP Renovaveis SA	6,490	49,436

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
Electric Power Development Co. Ltd.	10,400	$241,177
eRex Co. Ltd.	1,800	21,573
ERG SpA	2,090	25,945
Infigen Energy*	30,688	21,803
Innergex Renewable Energy, Inc.	4,235	43,177
Meridian Energy Ltd.	28,875	54,913
Northland Power, Inc.	2,420	42,708
Saeta Yield SA	2,970	29,334
TransAlta Corp.	16,015	81,873
TransAlta Renewables, Inc.	4,100	46,748
Uniper SE*	6,814	111,821
		1,075,718
Industrial Conglomerates – 1.1%
CIR-Compagnie Industriali Riunite SpA	214,720	345,117
CK Hutchison Holdings Ltd.	117,356	1,465,903
Daetwyler Holding AG	334	56,503
DCC plc	2,376	219,173
Hopewell Holdings Ltd.	8,000	30,550
Indus Holding AG	990	66,117
Italmobiliare SpA	104	5,821
Jardine Matheson Holdings Ltd.	11,500	742,095
Jardine Strategic Holdings Ltd.	7,500	317,025
Keihan Holdings Co. Ltd.	10,000	62,887
Keppel Corp. Ltd.	59,500	277,130
Koninklijke Philips NV	25,081	869,066
Nisshinbo Holdings, Inc.	7,500	76,635
Nolato AB, Class B	710	22,612
NWS Holdings Ltd.	52,071	97,882
Rheinmetall AG	1,571	144,130
Seibu Holdings, Inc.	6,700	116,966
Sembcorp Industries Ltd.(a)	25,900	56,147
Shun Tak Holdings Ltd.	1,240,000	452,790
Siemens AG (Registered)	19,800	2,837,455
Smiths Group plc	10,626	225,457
TOKAI Holdings Corp.(a)	12,795	98,485
Toshiba Corp.* (a)	108,000	218,383
		8,804,329

	Shares	Value
Insurance – 5.1%
Admiral Group plc	6,211	$161,594
Aegon NV	62,469	318,292
Ageas	8,976	367,518
AIA Group Ltd.	306,200	2,120,060
Allianz SE (Registered)	20,196	3,844,277
ASR Nederland NV*	4,923	145,575
Assicurazioni Generali SpA	60,126	951,340
AUB Group Ltd.	2,255	20,338
Aviva plc	178,860	1,213,694
AXA SA(a)	84,612	2,258,308
Baloise Holding AG (Registered)	2,245	329,043
Beazley plc	21,448	122,037
CBL Corp. Ltd.	5,544	13,246
Clal Insurance Enterprises Holdings Ltd.*	15,972	259,453
CNP Assurances(a)	7,469	155,917
Coface SA* (a)	63,713	498,150
Convoy Global Holdings Ltd.*	5,850,000	151,937
Dai-ichi Life Holdings, Inc.	52,800	898,078
Delta Lloyd NV* (a)	28,097	161,395
Direct Line Insurance Group plc	63,647	287,543
esure Group plc	17,708	56,129
Euler Hermes Group	329	32,126
Fairfax Financial Holdings Ltd.	607	277,019
Gjensidige Forsikring ASA	3,960	60,973
Great-West Lifeco, Inc.	12,144	326,137
Grupo Catalana Occidente SA	2,102	81,671
Hannover Rueck SE	2,706	324,432
Harel Insurance Investments & Financial Services Ltd.	83,645	445,521
Hastings Group Holdings plc(c)	11,496	44,961
Helvetia Holding AG (Registered)*	289	160,402
Hiscox Ltd.	6,160	90,215
IDI Insurance Co. Ltd.	4,626	246,652
Industrial Alliance Insurance & Financial Services, Inc.	4,686	197,372
Insurance Australia Group Ltd.	60,852	282,606
Intact Financial Corp.	3,301	225,756
Japan Post Holdings Co. Ltd.	13,200	163,535
Jardine Lloyd Thompson Group plc	3,135	44,493
JRP Group plc	469,723	755,984

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Lancashire Holdings Ltd.(a)	142,245	$1,256,001
Legal & General Group plc	265,520	845,394
Manulife Financial Corp.	87,252	1,527,692
Mapfre SA	32,340	112,834
Medibank Pvt Ltd.	74,184	161,442
Menora Mivtachim Holdings Ltd.	16,709	192,951
Migdal Insurance & Financial Holding Ltd.	266,112	262,455
MS&AD Insurance Group Holdings, Inc.	23,300	759,178
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,194	1,378,376
nib holdings Ltd.	10,835	48,618
NN Group NV	13,620	451,471
Old Mutual plc	219,450	550,792
Phoenix Group Holdings	9,672	92,472
Phoenix Holdings Ltd. (The)*	46,088	202,445
Poste Italiane SpA(c)	16,856	115,455
Power Corp. of Canada	15,379	355,765
Power Financial Corp.	10,098	256,198
Protector Forsikring ASA	4,015	33,511
Prudential plc	109,956	2,441,106
QBE Insurance Group Ltd.	60,918	586,325
RSA Insurance Group plc	45,476	350,654
Saga plc	13,805	37,435
Sampo OYJ, Class A(a)	12,741	610,331
SCOR SE*	7,722	305,410
Societa Cattolica di Assicurazioni SCRL	105,930	940,699
Sompo Holdings, Inc.	17,000	641,446
Sony Financial Holdings, Inc.	8,500	141,222
St James’s Place plc	13,662	202,911
Standard Life plc	90,156	424,450
Steadfast Group Ltd.	33,550	68,246
Storebrand ASA	17,930	118,466
Sun Life Financial, Inc.	27,126	956,443
Suncorp Group Ltd.	57,486	593,274
Swiss Life Holding AG (Registered)*	1,452	472,307
Swiss Re AG	14,982	1,303,372
T&D Holdings, Inc.	26,500	393,090

	Shares	Value
Insurance – (continued)
Talanx AG	1,827	$65,833
Tokio Marine Holdings, Inc.	34,700	1,460,594
Topdanmark A/S*	1,650	45,153
Tryg A/S	2,365	45,362
Unipol Gruppo Finanziario SpA	21,702	96,704
UnipolSai Assicurazioni SpA	50,490	116,010
UNIQA Insurance Group AG	5,720	47,737
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	15,035
Wuestenrot & Wuerttembergische AG	14,257	288,768
Zurich Insurance Group AG	6,600	1,825,948
		41,291,160
Internet & Direct Marketing Retail – 0.2%
AO World plc*	6,710	11,719
ASOS plc*	1,589	119,646
Belluna Co. Ltd.	39,700	363,985
boohoo.com plc*	21,681	52,874
N Brown Group plc(a)	111,408	343,760
Ocado Group plc*	12,741	41,374
Rakuten, Inc.	20,300	207,789
Start Today Co. Ltd.	3,500	74,729
Takkt AG	1,485	35,277
Trade Me Group Ltd.	9,570	34,822
Webjet Ltd.	5,843	49,771
Yoox Net-A-Porter Group SpA*	2,041	54,230
Zalando SE* (c)	2,179	96,064
zooplus AG*	220	41,122
		1,527,162
Internet Software & Services – 0.2%
Aconex Ltd.* (a)	7,606	24,971
Auto Trader Group plc(c)	17,634	91,507
carsales.com Ltd.	3,812	33,468
COOKPAD, Inc.	1,900	15,119
DeNA Co. Ltd.	4,000	85,655
Dip Corp.	1,400	30,934
F@N Communications, Inc.	2,200	17,526
GMO internet, Inc.	1,200	14,242
Gree, Inc.	2,000	16,058
Gurunavi, Inc.	1,800	36,155
Infomart Corp.	3,400	20,405

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Internet Initiative Japan, Inc.	2,300	$42,030
iSentia Group Ltd.	11,055	11,988
Istyle, Inc.	2,000	16,166
Just Eat plc*	12,483	93,185
Kakaku.com, Inc.(a)	4,900	70,640
Mixi, Inc.	1,800	99,794
Moneysupermarket.com Group plc	30,328	135,720
NetEnt AB*	4,510	34,813
NEXTDC Ltd.*	16,647	51,790
Rightmove plc	2,859	154,833
Scout24 AG* (a) (c)	825	28,299
Shopify, Inc., Class A*	1,828	138,837
SMS Co. Ltd.	1,600	42,587
SUNeVision Holdings Ltd.	134,000	75,119
Takeaway.com Holding BV* (c)	1,022	34,411
United Internet AG (Registered)	2,576	118,531
XING AG	165	38,603
Yahoo Japan Corp.(a)	26,100	111,687
ZPG plc(c)	13,398	64,135
		1,749,208
IT Services – 1.0%
Alten SA	1,155	97,852
Altran Technologies SA*	3,520	59,068
Amadeus IT Group SA	11,630	626,892
Atea ASA* (a)	58,552	710,840
Atos SE	2,850	373,352
Bechtle AG	596	68,374
CANCOM SE	1,168	69,089
Capgemini SA	4,436	443,931
CGI Group, Inc., Class A*	6,930	333,905
Computacenter plc	3,355	35,571
Computershare Ltd.	14,894	164,181
DH Corp.	75,542	1,402,773
Digital Garage, Inc.	1,900	40,192
DTS Corp.	15,200	398,443
Econocom Group SA/NV*	2,640	42,447
FDM Group Holdings plc	3,850	39,798
Formula Systems 1985 Ltd.	5,119	199,400
Fujitsu Ltd.	82,000	511,112
GMO Payment Gateway, Inc.(a)	400	17,942

	Shares	Value
IT Services – (continued)
Indra Sistemas SA*	5,537	$75,881
Information Services International-Dentsu Ltd.	900	19,757
Itochu Techno-Solutions Corp.	1,200	34,933
Link Administration Holdings Ltd.	4,895	28,297
Matrix IT Ltd.	2,464	23,246
Mitsubishi Research Institute, Inc.	9,700	281,071
NCC Group plc	14,002	25,814
NEC Networks & System Integration Corp.	24,300	507,712
NET One Systems Co. Ltd.	8,100	73,901
Nets A/S* (c)	1,736	31,569
Nihon Unisys Ltd.	2,600	36,433
Nomura Research Institute Ltd.	2,515	87,541
NS Solutions Corp.	800	17,511
NTT Data Corp.	6,600	306,109
Obic Co. Ltd.	1,500	81,008
Otsuka Corp.	900	48,201
Paysafe Group plc*	9,790	57,490
Reply SpA	220	38,547
SCSK Corp.	400	16,094
Softcat plc	4,571	24,365
Sopra Steria Group	663	99,416
Tieto OYJ	1,598	50,134
TIS, Inc.	2,300	57,959
TKC Corp.	1,000	27,182
Transcosmos, Inc.	2,100	50,432
Wirecard AG(a)	2,399	141,618
Worldline SA* (c)	1,045	34,645
Worldpay Group plc(c)	40,678	157,882
		8,069,910
Leisure Products – 0.2%
Amer Sports OYJ	2,640	58,503
Bandai Namco Holdings, Inc.	7,800	244,559
Beneteau SA	2,358	33,445
BRP, Inc.*	3,584	84,587
Fields Corp.	1,500	16,834
Heiwa Corp.	1,250	32,195
Mizuno Corp.	4,000	20,669
Photo-Me International plc	19,912	44,824
Sankyo Co. Ltd.	900	31,367
Sega Sammy Holdings, Inc.	5,800	77,892

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Products – (continued)
Shimano, Inc.	1,900	$290,275
Technogym SpA* (c)	4,905	38,217
Thule Group AB(c)	2,805	48,689
Tomy Co. Ltd.	3,700	36,844
Trigano SA	414	43,753
Yamaha Corp.	4,600	127,514
Yonex Co. Ltd.	2,700	27,177
		1,257,344
Life Sciences Tools & Services – 0.1%
Clinigen Group plc	4,510	51,055
EPS Holdings, Inc.	1,900	25,022
Eurofins Scientific SE	147	72,370
Genscript Biotech Corp.*	30,000	13,346
Gerresheimer AG	736	57,722
Lonza Group AG (Registered)*	1,518	310,325
MorphoSys AG* (a)	1,667	101,147
QIAGEN NV*	6,353	191,162
Siegfried Holding AG (Registered)*	165	47,157
Tecan Group AG (Registered)	779	132,879
		1,002,185
Machinery – 3.5%
Aalberts Industries NV	1,980	78,526
Aichi Corp.	27,400	202,298
Aida Engineering Ltd.	44,200	384,624
Alfa Laval AB(a)	6,270	128,660
Alstom SA*	3,962	125,765
Amada Holdings Co. Ltd.	15,700	186,479
ANDRITZ AG	1,441	79,667
Atlas Copco AB, Class A	15,083	564,156
Atlas Copco AB, Class B	11,022	366,703
ATS Automation Tooling Systems, Inc.*	5,484	52,221
Bando Chemical Industries Ltd.	5,600	51,293
Beijer Alma AB	1,000	28,403
Bobst Group SA (Registered)	200	20,252
Bodycote plc	8,415	90,742
Bucher Industries AG (Registered)	275	88,609
Burckhardt Compression Holding AG	141	43,237

	Shares	Value
Machinery – (continued)
Cargotec OYJ, Class B	1,540	$91,815
CKD Corp.	41,600	520,606
Construcciones y Auxiliar de Ferrocarriles SA	2,072	83,235
Conzzeta AG (Registered)	55	54,340
Daifuku Co. Ltd.	4,800	121,303
Danieli & C Officine Meccaniche SpA	9,121	227,947
Danieli & C Officine Meccaniche SpA	28,653	517,636
DMG Mori AG	1,007	54,862
DMG Mori Co. Ltd.	2,000	32,977
Duerr AG	605	60,282
Ebara Corp.	3,100	94,416
FANUC Corp.	4,500	914,573
Fuji Machine Manufacturing Co. Ltd.	3,300	41,890
Fujitec Co. Ltd.	3,000	35,525
Fukushima Industries Corp.	13,200	468,341
Furukawa Co. Ltd.	282,000	543,913
GEA Group AG	4,554	193,602
Georg Fischer AG (Registered)	121	114,017
Glory Ltd.	2,000	67,103
Haldex AB	1,120	15,052
Harmonic Drive Systems, Inc.(a)	1,500	47,165
Hino Motors Ltd.	13,300	166,683
Hirata Corp.	300	23,683
Hitachi Construction Machinery Co. Ltd.	5,100	131,355
Hitachi Zosen Corp.	115,300	669,230
Hoshizaki Corp.	1,200	100,009
IHI Corp.*	66,000	223,809
IMI plc	5,885	97,379
Industria Macchine Automatiche SpA	495	43,661
Interpump Group SpA	3,355	88,961
Interroll Holding AG (Registered)	17	19,981
Iseki & Co. Ltd.	9,000	18,489
Japan Steel Works Ltd. (The)	600	9,624
JTEKT Corp.	9,500	149,484
Jungheinrich AG (Preference)	2,352	81,882
Kawasaki Heavy Industries Ltd.	66,000	199,533
KION Group AG	2,597	175,873
Kitz Corp.	75,500	528,304

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Komatsu Ltd.	23,500	$626,554
Komax Holding AG (Registered)	165	44,008
Komori Corp.	4,400	58,143
Kone OYJ, Class B(a)	9,836	450,501
Konecranes OYJ	2,243	94,110
Krones AG	330	39,170
Kubota Corp.	30,087	473,154
Kurita Water Industries Ltd.	3,400	87,722
Kyokuto Kaihatsu Kogyo Co. Ltd.	26,400	435,540
Makino Milling Machine Co. Ltd.	72,000	640,746
Makita Corp.	6,600	235,355
MAN SE	660	69,312
MAN SE (Preference)	183	18,971
Max Co. Ltd.	2,000	29,246
Meidensha Corp.	150,000	547,681
Metso OYJ(a)	3,481	124,826
MINEBEA MITSUMI, Inc.	19,811	286,315
Mitsubishi Heavy Industries Ltd.	168,119	672,657
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	570,000	874,406
Miura Co. Ltd.	3,300	55,271
Morgan Advanced Materials plc	200,376	865,850
Morita Holdings Corp.	1,400	20,459
Nabtesco Corp.	2,300	65,201
Nachi-Fujikoshi Corp.	165,000	879,250
Namura Shipbuilding Co. Ltd.	42,339	273,094
New Flyer Industries, Inc.	1,870	69,545
NGK Insulators Ltd.	8,000	170,880
Nitta Corp.	16,600	469,095
NKT Holding A/S*	2,376	187,337
Norma Group SE	1,617	86,721
NSK Ltd.	20,800	283,628
NTN Corp.	19,000	96,645
Obara Group, Inc.	600	27,397
OC Oerlikon Corp. AG (Registered)*	4,758	57,118
Oiles Corp.	20,820	378,223
OKUMA Corp.	5,000	52,346
OSG Corp.(a)	1,500	30,883
Palfinger AG(a)	9,641	393,591
Pfeiffer Vacuum Technology AG	302	39,200
Rational AG	55	27,628

	Shares	Value
Machinery – (continued)
Rieter Holding AG (Registered)*	165	$36,599
Rotork plc	18,919	60,188
Ryobi Ltd.	110,000	483,538
Sandvik AB	28,380	455,757
Schindler Holding AG	1,322	269,991
Schindler Holding AG (Registered)	330	65,506
Sembcorp Marine Ltd.	26,000	30,321
Shima Seiki Manufacturing Ltd.	1,300	47,116
Shinmaywa Industries Ltd.	66,000	555,970
Sintokogio Ltd.	2,200	19,144
SKF AB, Class A	3,795	83,445
SKF AB, Class B	15,266	335,498
SMC Corp.	1,600	450,561
Spirax-Sarco Engineering plc	1,543	103,805
Stabilus SA	1,549	112,154
Star Micronics Co. Ltd.	5,900	98,713
Sulzer AG (Registered)	242	28,225
Sumitomo Heavy Industries Ltd.	26,000	181,233
Tadano Ltd.	6,500	83,852
Takeuchi Manufacturing Co. Ltd.	27,500	487,732
Takuma Co. Ltd.	66,181	686,924
THK Co. Ltd.	2,500	64,390
Toshiba Machine Co. Ltd.	18,245	75,782
Trelleborg AB, Class B	4,785	112,508
Tsubaki Nakashima Co. Ltd.(a)	5,600	98,416
Tsubakimoto Chain Co.	9,000	79,044
Union Tool Co.	500	14,780
Valmet OYJ	5,005	91,182
Vesuvius plc	153,912	1,055,355
Volvo AB, Class A	12,474	203,984
Volvo AB, Class B	68,508	1,121,065
Vossloh AG*	495	33,204
Wacker Neuson SE	17,622	445,100
Wartsila OYJ Abp	3,830	233,141
Weir Group plc (The)	4,896	126,114
Yangzijiang Shipbuilding Holdings Ltd.	103,300	84,993
Zardoya Otis SA	2,516	23,316
		28,396,600
Marine – 0.4%
AP Moller – Maersk A/S, Class A	132	218,976

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
AP Moller – Maersk A/S, Class B	264	$456,505
Clarkson plc	1,045	38,720
Dfds A/S	1,501	89,469
Iino Kaiun Kaisha Ltd.	4,300	17,745
Irish Continental Group plc	11,810	68,161
Kawasaki Kisen Kaisha Ltd.(a)	78,000	205,024
Kuehne + Nagel International AG (Registered)	1,518	229,351
Mitsui OSK Lines Ltd.	37,000	113,187
Nippon Yusen KK*	64,000	128,609
Orient Overseas International Ltd.	7,000	37,351
SITC International Holdings Co. Ltd.	904,000	647,412
Stolt-Nielsen Ltd.	12,936	200,084
Wallenius Wilhelmsen Logistics* (a)	77,998	396,067
Wilh Wilhelmsen Holding ASA, Class A	10,824	301,983
Wilh Wilhelmsen Holding ASA, Class B	7,102	193,996
		3,342,640
Media – 1.7%
Aimia, Inc.	106,656	712,964
Altice NV, Class A* (a)	8,910	221,267
Altice NV, Class B*	2,579	64,116
APG SGA SA	44	21,040
APN News & Media Ltd.	175,758	327,287
APN Outdoor Group Ltd.	7,260	29,590
Asatsu-DK, Inc.	2,500	64,816
Ascential plc	8,525	38,911
Atresmedia Corp. de Medios de Comunicacion SA	3,386	42,513
Avex Group Holdings, Inc.	1,600	23,511
Axel Springer SE(a)	1,100	61,701
Cineplex, Inc.	1,485	58,355
Cineworld Group plc	8,261	75,241
Cogeco Communications, Inc.	16,751	956,938
Corus Entertainment, Inc., Class B(a)	77,778	762,251

	Shares	Value
Media – (continued)
CTS Eventim AG & Co. KGaA	1,375	$52,952
CyberAgent, Inc.	2,200	68,287
Daiichikosho Co. Ltd.	1,100	47,712
Daily Mail & General Trust plc, Class A	5,665	52,440
Dentsu, Inc.	8,700	490,141
DHX Media Ltd.	9,324	39,211
DHX Media Ltd.	8,800	36,235
Entertainment One Ltd.	248,759	795,890
Euromoney Institutional Investor plc	3,484	47,148
Eutelsat Communications SA	4,683	110,813
Event Hospitality and Entertainment Ltd.	2,310	22,458
Evergrande Health Industry Group Ltd.*	125,000	23,304
Fairfax Media Ltd.	155,344	123,144
Fuji Media Holdings, Inc.	1,200	17,138
GTN Ltd.	3,886	7,091
Hakuhodo DY Holdings, Inc.	7,400	90,085
Havas SA	3,520	32,539
HMV Digital China Group Ltd.*	880,000	33,944
Huanxi Media Group Ltd.*	50,000	14,400
Informa plc	20,790	172,679
IPSOS	24,486	784,989
ITV plc	151,338	411,166
JCDecaux SA	1,595	56,249
Kadokawa Dwango Corp.	3,700	51,183
Kinepolis Group NV	1,030	59,435
Lagardere SCA	4,979	152,463
Lifull Co. Ltd.	2,900	20,345
Mediaset Espana Comunicacion SA*	3,705	51,057
Mediaset SpA(a)	15,003	61,331
Metropole Television SA	1,210	27,558
Modern Times Group MTG AB, Class B	1,045	34,106
Neo Telemedia Ltd.*	448,000	19,009
Nine Entertainment Co. Holdings Ltd.(a)	472,296	434,444
Nippon Television Holdings, Inc.	1,500	25,123
NOS SGPS SA	6,180	35,385
OOH MEDIA Ltd.	4,816	16,207

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Pearson plc	36,133	$298,714
ProSiebenSat.1 Media SE	6,138	260,608
Publicis Groupe SA	5,397	389,473
Quebecor, Inc., Class B	1,870	56,990
RAI Way SpA(c)	8,120	42,637
REA Group Ltd.(a)	912	41,939
RTL Group SA	774	60,011
Sanoma OYJ	6,676	58,886
Schibsted ASA, Class A	2,672	66,593
Schibsted ASA, Class B	1,155	25,954
Septeni Holdings Co. Ltd.	5,600	19,543
SES SA, FDR(a)	10,098	220,749
Seven West Media Ltd.(a)	623,075	344,815
Shaw Communications, Inc., Class B	10,469	221,585
Shochiku Co. Ltd.	3,000	34,207
Singapore Press Holdings Ltd.(a)	35,000	86,893
SKY Network Television Ltd.	15,785	41,832
SKY Perfect JSAT Holdings, Inc.	6,800	31,173
Sky plc	26,400	338,818
Southern Cross Media Group Ltd.	515,297	497,121
Stroeer SE & Co. KGaA(a)	605	34,976
Tamedia AG (Registered)	448	65,932
Technicolor SA (Registered)	14,039	71,256
Tele Columbus AG* (c)	3,355	32,004
Telenet Group Holding NV*	1,100	66,792
Television Broadcasts Ltd.(b)	7,500	28,833
Television Francaise 1	1,850	22,684
Toei Animation Co. Ltd.	300	16,605
Toei Co. Ltd.	71,000	614,650
Toho Co. Ltd.	4,100	117,516
UBM plc	8,066	74,143
Vector, Inc.	1,500	20,804
Village Roadshow Ltd.	54,357	147,563
Wowow, Inc.	3,630	120,327
WPP AUNZ Ltd.	237,468	206,893
WPP plc	34,386	735,368
Zenrin Co. Ltd.	1,600	30,100
		13,523,149

	Shares	Value
Metals & Mining – 3.4%
Acacia Mining plc	7,260	$37,157
Acerinox SA	1,179	16,459
Agnico Eagle Mines Ltd.	6,105	291,342
Aichi Steel Corp.	8,400	328,555
Alacer Gold Corp.*	13,035	20,592
Alamos Gold, Inc., Class A	11,607	82,937
Alumina Ltd.(a)	52,030	71,596
Anglo American plc*	61,070	874,238
Antofagasta plc	11,371	123,280
APERAM SA	1,892	95,227
ArcelorMittal*	84,546	666,837
Asahi Holdings, Inc.	23,400	436,008
Asanko Gold, Inc.* (a)	11,072	26,803
Aurubis AG	1,561	109,096
B2Gold Corp.*	20,020	50,222
Barrick Gold Corp.	30,116	502,631
Bekaert SA	1,430	71,982
BHP Billiton Ltd.	81,114	1,438,881
BHP Billiton plc	54,648	830,735
BlueScope Steel Ltd.	25,660	224,521
Boliden AB(a)	8,785	251,204
Centamin plc	58,887	134,771
Centerra Gold, Inc.	151,082	779,001
China Gold International Resources Corp. Ltd.*	13,261	19,688
Daido Steel Co. Ltd.	10,000	55,710
Detour Gold Corp.*	3,740	47,184
Dominion Diamond Corp.	60,258	731,135
Dowa Holdings Co. Ltd.	11,000	81,905
Eldorado Gold Corp.	15,211	55,513
Endeavour Mining Corp.*	3,259	53,677
Eramet* (a)	9,308	448,465
Evolution Mining Ltd.	42,302	72,445
Evraz plc*	11,605	32,520
Ferrexpo plc	104,082	212,891
First Majestic Silver Corp.*	9,010	73,145
First Quantum Minerals Ltd.	17,240	164,040
Fortescue Metals Group Ltd.	42,130	167,302
Fortuna Silver Mines, Inc.*	9,565	43,862
Franco-Nevada Corp.	4,570	310,304
Fresnillo plc	4,098	76,982
Galaxy Resources Ltd.*	100,307	31,881
Glencore plc*	309,144	1,214,464

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Goldcorp, Inc.	22,479	$312,697
Granges AB* (a)	46,332	481,382
G-Resources Group Ltd.	673,335	11,861
Guyana Goldfields, Inc.*	9,455	46,815
Hill & Smith Holdings plc	3,245	55,752
Hitachi Metals Ltd.	6,040	84,583
Hochschild Mining plc	13,695	45,039
Hudbay Minerals, Inc.	13,560	80,826
IAMGOLD Corp.*	20,564	84,825
Iluka Resources Ltd.*	8,525	53,554
Independence Group NL	18,425	44,920
Ivanhoe Mines Ltd., Class A*	26,184	91,729
JFE Holdings, Inc.	26,400	450,105
KAZ Minerals plc*	18,115	118,002
Kinross Gold Corp.*	27,328	94,938
Kirkland Lake Gold Ltd.*	8,924	61,678
Klondex Mines Ltd.*	8,436	30,109
Kobe Steel Ltd.* (a)	14,700	130,555
Kyoei Steel Ltd.	17,200	278,052
Labrador Iron Ore Royalty Corp.	4,859	63,007
Lucara Diamond Corp.	14,672	33,802
Lundin Mining Corp.	22,025	117,269
MAG Silver Corp.*	2,970	36,275
Maruichi Steel Tube Ltd.	1,000	28,348
Metals X Ltd.*	347,440	190,977
Mineral Resources Ltd.	7,260	58,040
Mitsubishi Materials Corp.	4,800	142,747
Mitsui Mining & Smelting Co. Ltd.	30,000	101,193
Mountain Province Diamonds, Inc.*	6,215	17,909
Nevsun Resources Ltd.	15,979	35,410
New Gold, Inc.*	10,615	30,045
Newcrest Mining Ltd.	19,734	312,281
Nippon Light Metal Holdings Co. Ltd.	417,400	932,382
Nippon Steel & Sumitomo Metal Corp.	40,810	919,113
Nisshin Steel Co. Ltd.	5,500	67,202
Norsk Hydro ASA	53,867	308,117
Northern Star Resources Ltd.	22,935	73,410
Novagold Resources, Inc.*	5,390	22,312

	Shares	Value
Metals & Mining – (continued)
OceanaGold Corp.	25,700	$83,643
Orocobre Ltd.*	6,328	14,907
Osaka Steel Co. Ltd.	1,000	18,911
OSAKA Titanium Technologies Co. Ltd.*	1,000	14,659
Osisko Gold Royalties Ltd.	4,620	49,130
Outokumpu OYJ	8,221	78,914
Outotec OYJ*	6,765	50,278
OZ Minerals Ltd.	13,621	72,120
Pan American Silver Corp.	3,300	55,245
Perseus Mining Ltd.* (a)	31,528	6,838
Petra Diamonds Ltd.*	363,990	610,773
Pilbara Minerals Ltd.* (b)	33,040	8,401
Polymetal International plc	8,885	116,674
Pretium Resources, Inc.*	5,225	51,704
Randgold Resources Ltd.	2,539	223,533
Regis Resources Ltd.	353,050	863,373
Resolute Mining Ltd.(a)	506,616	460,330
Rio Tinto Ltd.(a)	11,263	509,088
Rio Tinto plc	31,284	1,239,304
Salzgitter AG(a)	26,756	917,054
Sandfire Resources NL	17,696	76,625
Sandstorm Gold Ltd.*	5,320	18,404
Sanyo Special Steel Co. Ltd.	91,000	500,431
Saracen Mineral Holdings Ltd.*	34,045	23,678
Seabridge Gold, Inc.* (a)	2,255	23,221
SEMAFO, Inc.*	17,791	40,857
Silver Standard Resources, Inc.*	6,860	70,642
Silver Wheaton Corp.	12,441	247,856
Sims Metal Management Ltd.(a)	5,940	54,639
South32 Ltd.	141,108	293,367
SSAB AB, Class A*	6,914	30,155
SSAB AB, Class B*	11,270	40,054
St Barbara Ltd.*	345,312	697,252
Stornoway Diamond Corp.*	28,500	17,092
Sumitomo Metal Mining Co. Ltd.	15,000	203,396
Syrah Resources Ltd.*	11,608	19,793
Tahoe Resources, Inc.	6,671	53,961
Teck Resources Ltd., Class B	12,012	248,797
thyssenkrupp AG(a)	10,446	248,604
TMAC Resources, Inc.* (a)	1,400	15,942
Toho Titanium Co. Ltd.	200	1,355
Toho Zinc Co. Ltd.	93,000	411,312

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Tokyo Steel Manufacturing Co. Ltd.	70,500	$525,572
Topy Industries Ltd.(a)	13,300	362,120
Torex Gold Resources, Inc.*	4,421	74,756
Turquoise Hill Resources Ltd.*	16,776	45,642
UACJ Corp.	12,000	31,865
Vedanta Resources plc	4,984	44,588
voestalpine AG	4,769	199,185
Western Areas Ltd.*	6,440	10,692
Yamana Gold, Inc.	20,832	55,916
Yamato Kogyo Co. Ltd.	1,100	27,512
Yodogawa Steel Works Ltd.	2,800	72,518
		27,637,127
Multiline Retail – 0.4%
B&M European Value Retail SA	10,725	46,760
Canadian Tire Corp. Ltd., Class A	1,718	209,331
Debenhams plc	744,686	493,280
Dollarama, Inc.	2,838	248,037
Don Quijote Holdings Co. Ltd.	3,400	123,989
Europris ASA* (c)	4,838	22,590
Fuji Co. Ltd.	2,100	52,015
H2O Retailing Corp.	3,215	54,482
Harvey Norman Holdings Ltd.(a)	14,630	45,843
Hudson’s Bay Co.(a)	4,000	36,510
Isetan Mitsukoshi Holdings Ltd.	14,000	152,848
Izumi Co. Ltd.	1,300	65,076
J Front Retailing Co. Ltd.	10,700	154,064
Kintetsu Department Store Co. Ltd.*	18,000	56,518
Lifestyle International Holdings Ltd.	31,500	44,956
Marks & Spencer Group plc	74,316	352,472
Marui Group Co. Ltd.	5,500	75,294
Myer Holdings Ltd.	585,161	485,750
Next plc	3,763	209,584
Parco Co. Ltd.	15,000	156,096
Ryohin Keikaku Co. Ltd.	600	135,319
Sanyo Electric Railway Co. Ltd.	4,000	20,633
Seria Co. Ltd.	1,000	44,855
Takashimaya Co. Ltd.	13,000	119,656

	Shares	Value
Multiline Retail – (continued)
Warehouse Group Ltd. (The)	64,930	$94,059
		3,500,017
Multi-Utilities – 0.8%
A2A SpA	59,895	89,029
ACEA SpA	1,485	21,362
AGL Energy Ltd.	17,226	344,735
Atco Ltd., Class I	2,744	99,681
Canadian Utilities Ltd., Class A	2,695	77,560
Centrica plc	148,795	380,965
DUET Group	75,424	170,346
E.ON SE	92,445	720,481
Engie SA(a)	71,280	1,005,184
Hera SpA	23,474	67,126
Iren SpA	50,848	107,143
Just Energy Group, Inc.	65,363	398,689
National Grid plc	100,584	1,301,305
REN – Redes Energeticas Nacionais SGPS SA*	139,582	410,242
RWE AG*	19,603	324,576
Suez(a)	14,738	242,098
Telecom Plus plc	3,958	64,008
Veolia Environnement SA(a)	14,718	279,514
		6,104,044
Oil, Gas & Consumable Fuels – 4.8%
Advantage Oil & Gas Ltd.*	8,745	54,940
Africa Oil Corp.*	17,930	27,800
Aker BP ASA	1,072	18,233
AltaGas Ltd.	3,025	67,677
ARC Resources Ltd.(a)	8,943	117,208
Baytex Energy Corp.* (a)	169,379	511,618
Beach Energy Ltd.	1,028,148	565,142
Birchcliff Energy Ltd.	10,537	54,022
Bonavista Energy Corp.	158,268	332,209
Bonterra Energy Corp.	846	11,979
BP plc	503,953	2,885,052
Brightoil Petroleum Holdings Ltd.*	50,147	13,605
BW LPG Ltd.(a) (c)	52,272	230,713
Cairn Energy plc*	27,170	68,299
Caltex Australia Ltd.	11,573	258,521
Cameco Corp.	8,030	76,876

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Canadian Natural Resources Ltd.	28,314	$900,382
Cenovus Energy, Inc.	23,034	229,279
China Aviation Oil Singapore Corp. Ltd.(a)	169,600	196,574
Cosmo Energy Holdings Co. Ltd.	46,400	735,523
Crescent Point Energy Corp.(a)	22,110	218,464
Crew Energy, Inc.*	4,256	12,793
Delek Group Ltd.	19	4,272
DNO ASA* (a)	32,725	27,734
Enagas SA	5,742	151,004
Enbridge Income Fund Holdings, Inc.	2,145	52,554
Enbridge, Inc.	41,434	1,714,573
Encana Corp.	28,644	306,070
Enerplus Corp.	19,866	143,114
Eni SpA	68,904	1,070,721
Etablissements Maurel et Prom*	26,008	98,275
Euronav NV	93,033	737,727
Freehold Royalties Ltd.	6,102	60,516
Galp Energia SGPS SA	10,692	166,146
Gaztransport Et Technigaz SA	15,972	596,048
Gibson Energy, Inc.	1,301	17,612
Hoegh LNG Holdings Ltd.	387	3,975
Husky Energy, Inc.*	11,682	134,651
Idemitsu Kosan Co. Ltd.	4,100	131,125
Imperial Oil Ltd.	6,600	191,681
Inpex Corp.	27,400	262,644
Inter Pipeline Ltd.	8,399	170,830
Itochu Enex Co. Ltd.	39,700	330,863
James Fisher & Sons plc	1,760	36,569
Japan Petroleum Exploration Co. Ltd.	200	4,376
JXTG Holdings, Inc.	143,350	646,985
Kelt Exploration Ltd.*	5,800	28,506
Keyera Corp.(a)	3,752	103,672
Koninklijke Vopak NV(a)	1,430	64,499
Lundin Petroleum AB*	4,170	79,634
MEG Energy Corp.*	11,712	52,937
Naphtha Israel Petroleum Corp. Ltd.*	27,609	222,565
Neste OYJ(a)	4,554	185,916
New Hope Corp. Ltd.	12,694	15,949

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
New Zealand Refining Co. Ltd. (The)	122,953	$197,527
Nippon Gas Co. Ltd.	2,000	57,504
Nostrum Oil & Gas plc*	4,768	27,660
NuVista Energy Ltd.*	6,553	29,475
Oil Refineries Ltd.	38,080	15,117
OMV AG	6,204	285,603
Origin Energy Ltd.*	71,478	383,806
Painted Pony Petroleum Ltd.*	2,184	7,987
Paramount Resources Ltd., Class A*	1,255	15,989
Parex Resources, Inc.*	6,710	83,182
Parkland Fuel Corp.	2,365	51,372
Paz Oil Co. Ltd.	140	22,850
Pembina Pipeline Corp.	10,344	329,089
Pengrowth Energy Corp.* (a)	315,348	302,133
Peyto Exploration & Development Corp.(a)	3,575	64,948
PrairieSky Royalty Ltd.(a)	4,547	98,935
Raging River Exploration, Inc.*	9,112	53,114
Repsol SA	47,739	755,608
Royal Dutch Shell plc, Class A	207,636	5,379,297
Royal Dutch Shell plc, Class B	151,470	4,022,167
San-Ai Oil Co. Ltd.	43,500	369,167
Santos Ltd.*	37,140	96,658
Saras SpA	253,742	529,967
Seven Generations Energy Ltd., Class A*	5,456	96,447
Showa Shell Sekiyu KK	10,200	98,550
Snam SpA	67,200	296,954
Spartan Energy Corp.* (a)	41,284	68,842
Statoil ASA	27,300	451,574
Suncor Energy, Inc.	42,900	1,342,253
TORC Oil & Gas Ltd.	6,040	26,240
TOTAL SA(a)	112,235	5,765,037
Tourmaline Oil Corp.*	4,949	97,076
TransCanada Corp.	20,761	962,358
Tullow Oil plc* (a)	30,809	83,664
Veresen, Inc.	7,831	87,227
Vermilion Energy, Inc.(a)	2,352	82,672
Washington H Soul Pattinson & Co. Ltd.	3,049	42,959
Whitecap Resources, Inc.	10,560	74,607

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Whitehaven Coal Ltd.*	24,365	$49,927
Woodside Petroleum Ltd.	18,084	435,206
Z Energy Ltd.	8,800	45,010
		38,686,410
Paper & Forest Products – 0.6%
Ahlstrom-Munksjo OYJ*	51,150	967,505
Altri SGPS SA	71,544	333,835
Canfor Corp.*	7,392	110,829
Daiken Corp.	12,000	227,362
Daio Paper Corp.(a)	3,745	47,472
Hokuetsu Kishu Paper Co. Ltd.	4,900	34,155
Holmen AB, Class B	2,035	85,814
Interfor Corp.*	2,970	43,791
Metsa Board OYJ(a)	6,595	46,824
Mondi plc	16,566	428,860
Navigator Co. SA (The)*	6,520	27,590
Nippon Paper Industries Co. Ltd.(a)	4,700	88,839
Norbord, Inc.	3,136	96,926
Oji Holdings Corp.	30,000	145,061
Semapa-Sociedade de Investimento e Gestao	20,501	321,474
Stella-Jones, Inc.	1,045	33,047
Stora Enso OYJ, Class R(a)	23,829	283,359
Tokushu Tokai Paper Co. Ltd.	400	14,748
UPM-Kymmene OYJ	23,827	628,682
West Fraser Timber Co. Ltd.	2,757	123,685
Western Forest Products, Inc.	275,220	432,768
		4,522,626
Personal Products – 0.9%
Asaleo Care Ltd.(a)	264,237	354,709
Beiersdorf AG	2,442	242,893
Blackmores Ltd.	134	10,684
Ci:z Holdings Co. Ltd.	1,800	52,803
euglena Co. Ltd.* (a)	3,900	40,515
Fancl Corp.	2,500	42,052
Interparfums SA	448	15,367
Kao Corp.	12,000	661,846
Kobayashi Pharmaceutical Co. Ltd.	1,400	73,347

	Shares	Value
Personal Products – (continued)
Kose Corp.	700	$66,377
L’Oreal SA(a)	6,345	1,263,382
Mandom Corp.	1,300	61,694
Milbon Co. Ltd.	300	14,506
Noevir Holdings Co. Ltd.	1,900	78,236
Ontex Group NV	1,029	34,322
Oriflame Holding AG*	1,656	67,887
Pola Orbis Holdings, Inc.(a)	2,000	46,075
Shiseido Co. Ltd.	13,200	357,147
Unilever NV, CVA	44,623	2,339,472
Unilever plc	33,000	1,695,796
		7,519,110
Pharmaceuticals – 3.8%
ALK-Abello A/S	344	53,641
Almirall SA	2,295	41,436
ASKA Pharmaceutical Co. Ltd.	1,300	19,068
Astellas Pharma, Inc.	55,400	729,588
AstraZeneca plc	32,510	1,950,524
Bayer AG (Registered)	21,186	2,620,808
Boiron SA	385	36,592
BTG plc*	7,934	69,851
Chugai Pharmaceutical Co. Ltd.	7,100	251,592
COSMO Pharmaceuticals NV	110	17,835
Daiichi Sankyo Co. Ltd.	15,900	352,747
Dechra Pharmaceuticals plc	5,318	116,275
Eisai Co. Ltd.	7,100	372,739
Faes Farma SA	13,581	48,804
Galenica AG (Registered)(a)	111	120,539
GlaxoSmithKline plc	125,202	2,510,691
GW Pharmaceuticals plc* (b)	10,945	104,077
H Lundbeck A/S	1,320	67,645
Haw Par Corp. Ltd.	3,200	23,376
Hikma Pharmaceuticals plc	3,103	77,761
Hisamitsu Pharmaceutical Co., Inc.	1,900	97,156
Hutchison China MediTech Ltd.*	715	27,450
Indivior plc	25,760	111,645
Ipsen SA	770	89,593
JCR Pharmaceuticals Co. Ltd.	600	12,827
Kaken Pharmaceutical Co. Ltd.	1,600	94,878
Kissei Pharmaceutical Co. Ltd.	1,400	36,523
KYORIN Holdings, Inc.	1,000	20,920

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Kyowa Hakko Kirin Co. Ltd.	5,000	$85,763
Mayne Pharma Group Ltd.* (a)	59,285	59,632
Merck KGaA	3,234	379,635
Mitsubishi Tanabe Pharma Corp.	4,600	93,345
Mochida Pharmaceutical Co. Ltd.	400	30,143
Nichi-iko Pharmaceutical Co. Ltd.(a)	2,800	43,431
Nippon Shinyaku Co. Ltd.	1,400	74,352
Novartis AG (Registered)	67,254	5,171,826
Novo Nordisk A/S, Class B	47,520	1,848,673
Ono Pharmaceutical Co. Ltd.	13,800	284,369
Orion OYJ, Class A	1,474	84,028
Orion OYJ, Class B	1,450	83,133
Otsuka Holdings Co. Ltd.	14,500	666,919
Recipharm AB, Class B* (a)	2,145	29,675
Recordati SpA	2,342	86,736
Roche Holding AG	17,886	4,677,006
Roche Holding AG – BR	792	207,259
Rohto Pharmaceutical Co. Ltd.	1,000	18,651
Sanofi(a)	30,294	2,857,147
Santen Pharmaceutical Co. Ltd.	13,300	186,966
Sawai Pharmaceutical Co. Ltd.	700	38,243
Seikagaku Corp.	1,800	28,711
Shionogi & Co. Ltd.	7,900	406,304
Sosei Group Corp.*	300	30,815
STADA Arzneimittel AG	2,184	154,659
Sumitomo Dainippon Pharma Co. Ltd.(a)	3,800	62,316
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	115,044
Takeda Pharmaceutical Co. Ltd.	16,900	809,902
Teva Pharmaceutical Industries Ltd.	45,420	1,436,726
Torii Pharmaceutical Co. Ltd.	700	17,018
Towa Pharmaceutical Co. Ltd.	7,000	349,152
Tsumura & Co.	900	29,107
UCB SA(a)	3,301	257,231
United Laboratories International Holdings Ltd. (The)*	130,000	81,568
Valeant Pharmaceuticals International, Inc.* (a)	14,195	131,304

	Shares	Value
Pharmaceuticals – (continued)
Vectura Group plc*	27,225	$49,699
Virbac SA*	281	44,232
ZERIA Pharmaceutical Co. Ltd.	3,100	46,554
		31,133,855
Professional Services – 1.0%
Adecco Group AG (Registered)*	6,732	499,769
AF AB, Class B	3,322	69,930
ALS Ltd.	11,071	51,747
Applus Services SA	92,567	1,160,218
Bertrandt AG	277	28,918
Brunel International NV	2,003	34,026
Bureau Veritas SA	7,590	175,758
Capita plc	28,911	207,964
DKSH Holding AG	660	53,074
en-japan, Inc.	1,000	22,221
Experian plc	24,948	535,467
Funai Soken Holdings, Inc.	1,800	34,589
Groupe Crit	2,316	194,321
Hays plc	34,264	75,891
Intertek Group plc	4,092	215,255
Intertrust NV(a)(c)	1,540	30,856
IPH Ltd.	4,648	16,581
JAC Recruitment Co. Ltd.	1,300	19,954
McMillan Shakespeare Ltd.	54,825	554,742
Meitec Corp.	2,400	103,669
Morneau Shepell, Inc.	2,428	35,782
Nihon M&A Center, Inc.	1,200	41,015
Nomura Co. Ltd.	3,000	57,352
Outsourcing, Inc.	600	23,011
Pagegroup plc	20,728	134,084
Randstad Holding NV	3,390	201,964
Recruit Holdings Co. Ltd.	10,600	535,373
RELX NV(a)	27,126	524,462
RELX plc	28,141	570,140
SEEK Ltd.	7,421	94,568
SGS SA (Registered)	110	247,416
Stantec, Inc.	3,052	78,192
Synergie SA	4,610	192,369
TechnoPro Holdings, Inc.	1,900	74,316
Teleperformance	1,452	182,386
Temp Holdings Co. Ltd.	5,700	107,281

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
Wolters Kluwer NV(a)	7,920	$336,269
WS Atkins plc	7,269	201,910
		7,722,840
Real Estate Management & Development – 2.8%
ADO Group Ltd.*	8,391	104,964
ADO Properties SA(c)	1,742	63,738
Aeon Mall Co. Ltd.	7,690	130,593
Africa Israel Properties Ltd.*	8,999	181,484
Airport City Ltd.*	3,579	47,371
Allreal Holding AG (Registered)*	583	100,266
Alrov Properties and Lodgings Ltd.	560	15,319
Altus Group Ltd.	1,760	39,646
Amot Investments Ltd.	14,530	69,283
Atrium European Real Estate Ltd.*	112,742	475,121
Atrium Ljungberg AB, Class B	1,034	17,107
Aveo Group	21,223	49,996
Azrieli Group Ltd.	639	34,053
Bayside Land Corp.	144	62,815
Big Shopping Centers Ltd.	2,356	170,334
Blue Square Real Estate Ltd.	336	15,789
BUWOG AG*	1,760	47,511
CA Immobilien Anlagen AG*	1,760	38,551
Capital & Counties Properties plc	16,280	66,515
CapitaLand Ltd.*	66,000	177,549
Castellum AB	10,839	148,481
Cheung Kong Property Holdings Ltd.	132,000	947,033
China Baoli Technologies Holdings Ltd.*	1,400,000	36,721
Chinese Estates Holdings Ltd.	14,000	21,529
City Developments Ltd.	13,300	102,674
Citycon OYJ	17,169	42,216
CLS Holdings plc(a)	1,424	35,741
Colliers International Group, Inc.	1,940	94,836
D Carnegie & Co. AB*	5,768	70,025
Daejan Holdings plc	6,379	560,367
Daibiru Corp.	400	3,689
Daikyo, Inc.	2,000	4,163

	Shares	Value
Real Estate Management & Development – (continued)
Daito Trust Construction Co. Ltd.	1,900	$279,537
Daiwa House Industry Co. Ltd.	29,400	873,270
Deutsche EuroShop AG	1,157	46,951
Deutsche Wohnen AG	8,712	297,795
Emperor International Holdings Ltd.	604,000	186,383
Fabege AB	3,190	54,975
Far East Consortium International Ltd.	768,226	366,455
Fastighets AB Balder, Class B* (a)	2,530	56,516
FastPartner AB*	280	4,459
First Capital Realty, Inc.	1,846	26,786
FirstService Corp.	1,780	110,591
Gateway Lifestyle	15,070	24,005
Gazit-Globe Ltd.	3,940	39,980
Global Logistic Properties Ltd.	70,000	144,237
Goldcrest Co. Ltd.	14,200	252,229
Grainger plc	22,537	72,864
Great Eagle Holdings Ltd.	8,424	41,808
GuocoLand Ltd.	8,800	11,490
Hang Lung Group Ltd.	27,000	112,651
Hang Lung Properties Ltd.	54,000	141,638
Heiwa Real Estate Co. Ltd.	23,400	372,821
Hemfosa Fastigheter AB	10,627	98,531
Henderson Land Development Co. Ltd.	23,772	150,685
Hiag Immobilien Holding AG*	112	13,828
HKR International Ltd.*	545,600	294,633
Ho Bee Land Ltd.	135,100	235,847
Hufvudstaden AB, Class A	2,640	41,382
Hulic Co. Ltd.	8,800	82,892
Hysan Development Co. Ltd.	19,000	89,655
Ichigo, Inc.	6,700	19,474
IMMOFINANZ AG(a)	18,810	39,123
Inmobiliaria Colonial SA	3,696	28,652
Intershop Holding AG	55	26,479
Investors Cloud Co. Ltd.	500	18,682
Jerusalem Oil Exploration*	6,286	365,377
Jeudan A/S*	112	11,274
K Wah International Holdings Ltd.	823,851	523,278
Kabuki-Za Co. Ltd.	1,000	46,201

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Kenedix, Inc.	13,500	$62,250
Kennedy Wilson Europe Real Estate plc	74,448	1,000,735
Kerry Properties Ltd.	39,000	145,920
Klovern AB, Class B*	346,236	364,817
Kowloon Development Co. Ltd.	219,000	242,440
Kungsleden AB(a)	146,354	819,799
Lai Sun Development Co. Ltd.	7,500,000	211,185
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	59,411
LEG Immobilien AG*	1,400	120,224
LendLease Group	22,902	274,550
Leopalace21 Corp.	7,900	41,956
Market Tech Holdings Ltd.*	3,248	7,847
Melisron Ltd.	817	44,577
Mitsubishi Estate Co. Ltd.	31,382	599,656
Mitsui Fudosan Co. Ltd.	24,000	527,389
Mobimo Holding AG (Registered)*	252	67,718
Morguard Corp.	3,630	512,363
New World Development Co. Ltd.	152,639	190,172
Nexity SA	1,545	83,978
Nomura Real Estate Holdings, Inc.	5,800	97,976
Norstar Holdings, Inc.	12,117	249,052
NTT Urban Development Corp.	3,200	28,851
Open House Co. Ltd.	21,800	534,684
Oxley Holdings Ltd.	283,100	115,452
PATRIZIA Immobilien AG*	1,875	36,977
Perennial Real Estate Holdings Ltd.(a)	322,400	204,138
Property & Building Corp. Ltd.	1,718	166,781
PSP Swiss Property AG (Registered)	817	73,209
Relo Group, Inc.	2,270	37,267
S IMMO AG*	3,095	40,444
Sagax AB, Class B(a)	4,852	50,439
Savills plc	99,303	1,193,517
SEA Holdings Ltd.	10,000	25,149
Servcorp Ltd.	3,080	13,567

	Shares	Value
Real Estate Management & Development – (continued)
Sinarmas Land Ltd.	65,600	$21,355
Sino Land Co. Ltd.	149,233	252,893
Sponda OYJ	8,195	36,160
St Modwen Properties plc	7,585	35,867
Sumitomo Real Estate Sales Co. Ltd.	1,100	35,427
Sumitomo Realty & Development Co. Ltd.	11,000	296,636
Summit Real Estate Holdings Ltd.	35,622	265,117
Sun Hung Kai Properties Ltd.	34,435	516,688
Swire Pacific Ltd., Class A	16,000	154,085
Swire Pacific Ltd., Class B	42,500	72,131
Swire Properties Ltd.	20,400	68,459
Swiss Prime Site AG (Registered)*	1,872	162,198
TAG Immobilien AG	7,460	106,175
TAI Cheung Holdings Ltd.	264,000	248,469
Takara Leben Co. Ltd.(a)	61,736	290,210
TLG Immobilien AG	2,475	50,062
TOC Co. Ltd.	4,900	44,529
Tokyo Tatemono Co. Ltd.	7,000	95,514
Tokyu Fudosan Holdings Corp.	27,800	151,632
Tricon Capital Group, Inc.	5,225	41,042
United Industrial Corp. Ltd.*	5,600	12,661
Unizo Holdings Co. Ltd.	14,500	369,817
UOL Group Ltd.	26,389	136,693
Victoria Park AB, Class A	3,808	10,579
Victoria Park AB, Class B	7,869	21,950
Vonovia SE	11,418	413,232
Wallenstam AB, Class B	5,225	44,551
Wang On Properties Ltd.*	76,000	16,514
Wharf Holdings Ltd. (The)	48,000	410,103
Wheelock & Co. Ltd.	29,000	226,144
Wihlborgs Fastigheter AB(a)	4,169	81,263
Wing Tai Holdings Ltd.	59,200	80,052
Yoma Strategic Holdings Ltd.	62,900	26,101
		22,617,713
Road & Rail – 1.5%
Aurizon Holdings Ltd.	1,177	4,533
Canadian National Railway Co.	19,866	1,433,612
Canadian Pacific Railway Ltd.	3,564	545,196
Central Japan Railway Co.	8,500	1,424,800

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
ComfortDelGro Corp. Ltd.	36,000	$70,573
DSV A/S	4,884	272,025
East Japan Railway Co.	9,500	848,327
Europcar Groupe SA* (c)	3,289	40,113
Firstgroup plc*	862,092	1,522,428
Fukuyama Transporting Co. Ltd.	5,000	30,412
Go-Ahead Group plc	27,868	630,949
Hankyu Hanshin Holdings, Inc.	5,400	178,272
Hitachi Transport System Ltd.	2,700	57,381
Keikyu Corp.	10,000	114,739
Keio Corp.	14,000	112,030
Keisei Electric Railway Co. Ltd.	3,500	83,238
Kintetsu Group Holdings Co. Ltd.	72,000	262,887
MTR Corp. Ltd.	35,174	202,608
Nagoya Railroad Co. Ltd.	29,000	133,202
Nankai Electric Railway Co. Ltd.	15,000	73,742
National Express Group plc	17,820	82,374
Nikkon Holdings Co. Ltd.	2,600	54,370
Nippon Express Co. Ltd.	34,000	186,669
Nishi-Nippon Railroad Co. Ltd.	5,000	21,127
Nobina AB(c)	4,965	30,279
Odakyu Electric Railway Co. Ltd.	7,000	135,768
Sakai Moving Service Co. Ltd.	6,600	192,132
Sankyu, Inc.	11,669	74,220
Seino Holdings Co. Ltd.	7,500	86,862
Senko Group Holdings Co. Ltd.	96,000	625,244
Sixt SE(a)	550	30,425
Sixt SE (Preference)	238	10,631
Sotetsu Holdings, Inc.	15,000	69,705
Stagecoach Group plc	332,486	875,363
Stef SA	2,508	225,260
TFI International, Inc.	3,300	71,730
Tobu Railway Co. Ltd.	20,000	101,373
Tokyu Corp.	23,000	164,654
Trancom Co. Ltd.	600	30,143
Transport International Holdings Ltd.	180,800	563,725
VTG AG	749	24,713
West Japan Railway Co.	7,500	500,852
		12,198,686

	Shares	Value
Semiconductors & Semiconductor Equipment – 0.6%
Advantest Corp.	3,100	$57,873
ams AG	3,835	246,562
ASM International NV	677	40,731
ASM Pacific Technology Ltd.(a)	5,000	74,445
ASML Holding NV(a)	11,569	1,528,775
BE Semiconductor Industries NV	1,625	84,867
Dialog Semiconductor plc*	2,800	130,957
Disco Corp.	800	126,456
Infineon Technologies AG	28,776	595,377
Japan Material Co. Ltd.	1,300	21,295
Melexis NV	495	41,241
Micronics Japan Co. Ltd.	1,800	15,631
Nordic Semiconductor ASA* (a)	8,723	35,029
NuFlare Technology, Inc.	2,900	153,754
Renesas Electronics Corp.* (a)	6,300	59,909
Rohm Co. Ltd.	2,200	154,338
SCREEN Holdings Co. Ltd.	1,800	130,636
Shindengen Electric Manufacturing Co. Ltd.	66,000	306,109
Shinko Electric Industries Co. Ltd.	5,800	41,418
STMicroelectronics NV	21,516	347,933
Sumco Corp.	4,100	71,687
Tokyo Electron Ltd.	3,900	453,606
Tokyo Seimitsu Co. Ltd.	1,400	43,393
Tower Semiconductor Ltd.*	3,423	75,302
u-blox Holding AG*	355	78,635
Ulvac, Inc.	1,700	79,761
		4,995,720
Software – 0.8%
Altium Ltd.	4,015	24,621
AVEVA Group plc	2,695	71,023
Capcom Co. Ltd.(a)	1,300	28,036
COLOPL, Inc.(a)	3,000	27,694
Computer Modelling Group Ltd.	3,504	27,677
Constellation Software, Inc.	532	242,919
Dassault Systemes SE	3,498	312,083
Descartes Systems Group, Inc. (The)*	4,000	92,152
Enghouse Systems Ltd.	825	36,112
Fidessa Group plc	2,467	75,547
Fuji Soft, Inc.	1,600	42,214
Gemalto NV	1,792	100,341

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
GungHo Online Entertainment, Inc.	18,500	$41,491
Hansen Technologies Ltd.	13,204	35,549
Hilan Ltd.	1,569	27,572
IGG, Inc.	75,000	114,175
Justsystems Corp.	5,600	67,168
Kinaxis, Inc.*	1,436	85,963
Koei Tecmo Holdings Co. Ltd.	1,440	29,195
Konami Holdings Corp.	2,200	91,478
LINE Corp.* (a)	900	31,206
Micro Focus International plc	4,920	164,733
Miroku Jyoho Service Co. Ltd.	1,000	18,956
MYOB Group Ltd.	7,301	19,219
Nemetschek SE	770	52,825
Nexon Co. Ltd.	3,500	59,500
Nice Ltd.	1,452	99,481
Nintendo Co. Ltd.	3,000	754,777
NSD Co. Ltd.	2,580	42,032
Open Text Corp.	6,902	238,917
Oracle Corp. Japan	800	46,075
Paradox Interactive AB*	952	7,096
Playtech plc	6,010	74,566
Pushpay Holdings Ltd.*	7,504	8,758
Rentian Technology Holdings Ltd.*	2,640,000	147,656
Sage Group plc (The)	29,040	251,722
SAP SE	24,704	2,476,814
Silverlake Axis Ltd.	56,400	22,799
SimCorp A/S	1,868	117,088
Software AG	1,320	58,072
Sophos Group plc(c)	11,880	51,996
Square Enix Holdings Co. Ltd.	1,800	51,835
Starbreeze AB*	14,536	27,251
Systena Corp.	1,300	22,333
Technology One Ltd.	8,800	35,933
Temenos Group AG (Registered)*	1,377	119,171
Trend Micro, Inc.	2,500	109,895
Ubisoft Entertainment SA*	2,091	99,049
Vista Group International Ltd.	7,228	29,129
WiseTech Global Ltd.	4,953	21,484

	Shares	Value
Software – (continued)
Xero Ltd.*	1,674	$24,997
		6,858,375
Specialty Retail – 1.9%
ABC-Mart, Inc.	700	38,871
Adastria Co. Ltd.	900	22,357
Alpen Co. Ltd.	2,500	44,833
AOKI Holdings, Inc.	30,500	376,222
Aoyama Trading Co. Ltd.	1,300	46,416
AP Eagers Ltd.	1,953	11,728
Arcland Sakamoto Co. Ltd.	23,300	288,245
Autobacs Seven Co. Ltd.	1,400	21,175
Automotive Holdings Group Ltd.	185,945	518,690
BCA Marketplace plc(a)	35,365	89,906
Bic Camera, Inc.	4,100	40,790
Bilia AB, Class A	1,642	32,915
Card Factory plc	11,627	48,752
Chiyoda Co. Ltd.	2,800	69,856
Chow Sang Sang Holdings International Ltd.(a)	285,000	729,214
Chow Tai Fook Jewellery Group Ltd.	42,800	46,996
Clas Ohlson AB, Class B	3,046	50,567
DCM Holdings Co. Ltd.(a)	81,200	707,322
Delek Automotive Systems Ltd.	25,837	226,982
Dixons Carphone plc	40,788	177,042
Dufry AG (Registered)*	715	117,078
Dunelm Group plc	6,190	48,570
EDION Corp.(a)	61,900	603,618
Esprit Holdings Ltd.*	42,000	32,617
Fast Retailing Co. Ltd.	1,500	489,280
Fenix Outdoor International AG	366	35,505
Fielmann AG(a)	603	46,083
Geo Holdings Corp.	24,200	267,249
Giordano International Ltd.	110,000	59,119
GrandVision NV(c)	1,265	33,019
Greencross Ltd.	5,833	29,663
Groupe Fnac SA*	751	52,748
Halfords Group plc(a)	144,874	700,616
Hennes & Mauritz AB, Class B	24,816	614,879
Hikari Tsushin, Inc.	600	57,594
Hornbach Baumarkt AG	5,039	164,589
Hornbach Holding AG & Co. KGaA	6,270	484,700

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
IDOM, Inc.(a)	46,200	$242,460
Industria de Diseno Textil SA	28,908	1,108,388
JB Hi-Fi Ltd.	4,687	86,543
JD Sports Fashion plc	8,615	49,598
JINS, Inc.	900	48,443
Joshin Denki Co. Ltd.	38,000	404,647
Joyful Honda Co. Ltd.	4,200	139,033
Kingfisher plc	59,202	261,410
Kohnan Shoji Co. Ltd.(a)	19,800	382,429
Komeri Co. Ltd.	1,000	24,527
K’s Holdings Corp.	3,000	57,729
Laox Co. Ltd.* (a)	3,500	16,767
Leon’s Furniture Ltd.	1,650	20,479
L’Occitane International SA	8,750	18,338
Luk Fook Holdings International Ltd.	16,672	60,986
Maisons du Monde SA* (c)	1,904	66,057
Mekonomen AB(a)	17,293	342,743
Nafco Co. Ltd.	13,200	209,954
Nishimatsuya Chain Co. Ltd.	2,000	21,261
Nitori Holdings Co. Ltd.	2,000	260,339
Nojima Corp.	26,400	393,857
PAL GROUP Holdings Co. Ltd.	8,300	220,623
Pets at Home Group plc(a)	279,455	678,258
Premier Investments Ltd.	2,860	28,062
RCG Corp. Ltd.(a)	15,344	9,524
Sa Sa International Holdings Ltd.	189,155	80,988
Sanrio Co. Ltd.	1,200	21,929
Shimachu Co. Ltd.	1,400	32,366
Shimamura Co. Ltd.	500	68,449
Sleep Country Canada Holdings, Inc.(c)	1,952	50,410
Sports Direct International plc* (a)	10,120	40,155
Super Retail Group Ltd.	6,270	44,311
SuperGroup plc	2,592	53,487
T-Gaia Corp.	14,000	241,518
United Arrows Ltd.	17,200	532,341
USS Co. Ltd.	6,200	109,572
Valora Holding AG (Registered)	109	37,394
Vita Group Ltd.	5,810	9,863
VT Holdings Co. Ltd.	63,400	322,489

	Shares	Value
Specialty Retail – (continued)
WH Smith plc	2,633	$60,260
Xebio Holdings Co. Ltd.	18,200	302,544
XXL ASA(a)(c)	3,250	35,093
Yamada Denki Co. Ltd.(a)	35,700	187,355
Yellow Hat Ltd.	13,300	305,684
		15,114,469
Technology Hardware, Storage & Peripherals – 0.7%
BlackBerry Ltd.*	12,455	116,142
Brother Industries Ltd.	13,500	277,460
Canon, Inc.	47,500	1,574,953
China Goldjoy Group Ltd.	128,000	10,039
Eizo Corp.	14,600	482,650
Elecom Co. Ltd.	5,600	115,748
FUJIFILM Holdings Corp.	13,200	489,538
Hitachi Maxell Ltd.	26,800	529,172
Konica Minolta, Inc.	22,000	194,402
Logitech International SA (Registered)	3,669	122,552
Melco Holdings, Inc.	6,600	186,804
NEC Corp.	102,000	253,467
Neopost SA	24,618	998,053
Ricoh Co. Ltd.	33,600	279,724
Riso Kagaku Corp.	1,700	29,907
Seiko Epson Corp.	13,400	274,083
Tobii AB*	2,408	13,243
Toshiba TEC Corp.	19,000	99,542
Wacom Co. Ltd.	9,100	33,716
		6,081,195
Textiles, Apparel & Luxury Goods – 1.5%
adidas AG	5,346	1,070,579
Asics Corp.	3,500	61,886
Brunello Cucinelli SpA(a)	2,164	56,650
Burberry Group plc	10,824	226,017
Christian Dior SE	1,393	382,185
Cie Financiere Richemont SA (Registered)	13,662	1,141,188
Delta-Galil Industries Ltd.	5,940	182,479
Descente Ltd.	2,800	33,986
Gildan Activewear, Inc.	6,336	177,341
Global Brands Group Holding Ltd.*	4,150,000	490,900

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Goldwin, Inc.	300	$15,744
Gunze Ltd.	7,000	28,321
HengTen Networks Group Ltd.*	224,000	4,205
Hermes International	528	252,525
HUGO BOSS AG(a)	1,590	120,906
Japan Wool Textile Co. Ltd. (The)	50,000	392,034
Kering	1,782	552,172
Kurabo Industries Ltd.	156,000	348,470
Li & Fung Ltd.(a)	230,000	96,406
Luxottica Group SpA	3,564	206,470
LVMH Moet Hennessy Louis Vuitton SE(a)	7,086	1,747,742
Moncler SpA	3,061	75,532
Onward Holdings Co. Ltd.	6,000	44,622
OVS SpA(c)	92,828	617,630
Pacific Textiles Holdings Ltd.	12,000	13,315
Pandora A/S	3,036	328,058
Puma SE	13	5,074
Regina Miracle International Holdings Ltd.(c)	20,000	15,635
Salvatore Ferragamo SpA	939	30,072
Samsonite International SA	36,300	140,252
Season Pacific Holdings Ltd.*	11,000	764
Seiko Holdings Corp.	97,000	403,768
Seiren Co. Ltd.	42,900	636,553
Stella International Holdings Ltd.(a)	389,000	676,213
Swatch Group AG (The)	660	264,079
Swatch Group AG (The) (Registered)	2,529	196,131
Ted Baker plc	1,265	45,743
Texwinca Holdings Ltd.(a)	536,000	359,743
Tod’s SpA	474	36,622
TSI Holdings Co. Ltd.	4,800	32,037
Van de Velde NV(a)	362	19,868
Wacoal Holdings Corp.	3,000	38,001
Yondoshi Holdings, Inc.	1,400	33,333
Yue Yuen Industrial Holdings Ltd.	40,500	160,124
		11,761,375

	Shares	Value
Thrifts & Mortgage Finance – 0.5%
Aareal Bank AG	3,960	$159,100
Deutsche Pfandbriefbank AG(c)	76,296	1,021,915
Equitable Group, Inc.(a)	7,495	200,024
First National Financial Corp.(a)	10,576	177,981
Genworth MI Canada, Inc.(a)	1,672	41,455
Genworth Mortgage Insurance Australia Ltd.(a)	173,712	427,406
Home Capital Group, Inc.(a)	42,552	250,214
OneSavings Bank plc	79,530	450,975
Paragon Group of Cos. plc (The)	199,122	1,204,088
		3,933,158
Tobacco – 0.8%
British American Tobacco plc	47,718	3,219,488
Imperial Brands plc	24,486	1,198,091
Japan Tobacco, Inc.	28,400	944,204
Scandinavian Tobacco Group A/S, Class A(c)	41,118	717,629
Swedish Match AB	3,472	114,573
		6,193,985
Trading Companies & Distributors – 2.1%
AddTech AB, Class B	4,329	77,978
Advan Co. Ltd.	14,000	145,941
Ashtead Group plc	12,936	272,963
B&B Tools AB, Class B	2,219	50,871
BayWa AG	605	22,011
Beijer Ref AB	1,265	31,929
BEP International Holdings Ltd.	760,000	38,110
Bossard Holding AG (Registered), Class A	174	34,644
Brenntag AG	3,966	235,114
Bunzl plc	7,986	248,792
Cramo OYJ	25,806	670,781
Digital Domain Holdings Ltd.*	560,000	25,561
Diploma plc	5,245	75,254
Finning International, Inc.	3,355	63,699
Grafton Group plc	153,573	1,481,197
Hanwa Co. Ltd.	147,000	1,041,805
Howden Joinery Group plc	13,944	83,525
IMCD Group NV	2,440	131,391
Inaba Denki Sangyo Co. Ltd.	1,000	36,333
Inabata & Co. Ltd.	31,000	382,946

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Indutrade AB	2,198	$51,954
ITOCHU Corp.	67,200	950,096
Iwatani Corp.	10,992	64,786
Japan Pulp & Paper Co. Ltd.	81,000	281,215
Kanamoto Co. Ltd.	27,523	745,667
Kanematsu Corp.	298,000	606,854
Kloeckner & Co. SE*	4,180	46,201
Kuroda Electric Co. Ltd.	24,500	511,012
Marubeni Corp.	75,600	465,523
MISUMI Group, Inc.	8,100	153,396
Mitani Corp.	11,200	349,152
Mitsubishi Corp.	73,200	1,578,328
Mitsui & Co. Ltd.	80,000	1,128,914
MonotaRO Co. Ltd.(a)	1,400	45,528
Nagase & Co. Ltd.	4,900	70,992
Nishio Rent All Co. Ltd.	14,300	432,323
Noble Group Ltd.* (a)	468,300	47,912
Ramirent OYJ*	48,863	464,518
Reece Ltd.	1,100	33,638
Rexel SA	13,068	233,379
Richelieu Hardware Ltd.	2,472	54,925
Russel Metals, Inc.	5,264	100,791
Seven Group Holdings Ltd.(a)	10,640	88,244
SIG plc(a)	417,607	646,714
Sojitz Corp.	57,300	145,473
Sumitomo Corp.	55,100	735,771
Toromont Industries Ltd.	1,650	58,600
Toyota Tsusho Corp.	14,100	444,617
Travis Perkins plc	9,570	199,461
Wolseley plc	6,468	410,365
Yamazen Corp.	68,200	646,086
		16,943,280
Transportation Infrastructure – 0.5%
Abertis Infraestructuras SA	12,573	221,116
Aena SA(c)	2,063	363,934
Aeroports de Paris	715	95,339
Ansaldo STS SpA	2,145	28,777
ASTM SpA	25,542	393,568
Atlantia SpA	10,893	276,146
Auckland International Airport Ltd.	20,240	95,881

	Shares	Value
Transportation Infrastructure – (continued)
BBA Aviation plc	32,469	$130,767
Enav SpA* (c)	8,877	36,346
Flughafen Wien AG	468	16,973
Flughafen Zuerich AG (Registered)	385	84,778
Fraport AG Frankfurt Airport Services Worldwide	880	69,188
Groupe Eurotunnel SE (Registered)	14,586	160,184
Hamburger Hafen und Logistik AG	605	11,463
Hong Kong Aircraft Engineering Co. Ltd.	2,800	18,721
Hutchison Port Holdings Trust(a)	122,400	49,572
Japan Airport Terminal Co. Ltd.	1,100	38,190
Kamigumi Co. Ltd.	9,000	81,708
Macquarie Atlas Roads Group	9,777	39,045
Mitsubishi Logistics Corp.	4,000	51,673
Port of Tauranga Ltd.	5,225	14,743
Qube Holdings Ltd.	17,992	35,387
SATS Ltd.	19,000	69,192
SAVE SpA	752	17,827
SIA Engineering Co. Ltd.	5,000	13,379
Societa Iniziative Autostradali e Servizi SpA	4,167	41,973
Sumitomo Warehouse Co. Ltd. (The)	108,000	654,956
Sydney Airport	28,710	147,934
Transurban Group	52,602	479,929
Westshore Terminals Investment Corp.	5,020	87,638
		3,826,327
Water Utilities – 0.1%
Pennon Group plc	9,426	104,510
Severn Trent plc	6,141	184,719
SIIC Environment Holdings Ltd.*	45,600	17,291
United Utilities Group plc	19,207	241,906
		548,426
Wireless Telecommunication Services – 1.0%
Cellcom Israel Ltd.*	5,408	53,486
Drillisch AG(a)	979	52,457
Freenet AG	3,107	97,475

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
KDDI Corp.	48,100	$1,275,317
M1 Ltd.(a)	7,000	10,868
Millicom International Cellular SA, SDR	1,492	81,889
NTT DOCOMO, Inc.	35,300	851,228
Okinawa Cellular Telephone Co.	9,500	309,792
Orange Belgium SA	1,320	27,526
Partner Communications Co. Ltd.*	6,748	32,978
Rogers Communications, Inc., Class B	9,108	416,931
SmarTone Telecommunications Holdings Ltd.	17,740	24,862
SoftBank Group Corp.	39,941	3,024,867
StarHub Ltd.(a)	20,200	40,322
Tele2 AB, Class B	8,165	82,251
Vodafone Group plc	681,516	1,755,046
		8,137,295
Total Common Stocks (Cost $740,800,074)		796,781,246

CLOSED END FUNDS – 0.2%
Capital Markets – 0.2%
HBM Healthcare Investments AG Class A*	4,620	545,795
Tetragon Financial Group Ltd.	97,878	1,216,624
		1,762,419
Real Estate Management & Development – 0.0%(d)
UK Commercial Property Trust Ltd.(a)	23,527	26,998
Total Closed End Funds (Cost $1,534,795)		1,789,417
	No. of Rights
RIGHTS – 0.0%(d)
Aerospace & Defense – 0.0%(d)
Cobham plc, expiring 5/4/2017, price 0.75 GBP*	35,438	26,133

	No. of Rights	Value
Diversified Telecommunication Services – 0.0%(d)
TPG Telecom Ltd., expiring 5/12/2017, price 5.25 AUD* (b)	644	$313
Equity Real Estate Investment Trusts (REITs) – 0.0%(d)
Tritax Big Box REIT plc, expiring 5/10/2017, price 1.36 GBP* (b)	8,690	450
Total Rights (Cost $30,420)		26,896
	Shares
INVESTMENT COMPANY – 0.0%(d)
OceanaGold Corp. (Cost $3,133)	1,000	3,255
	Principal Amount
SECURITIES LENDING REINVESTMENTS(e) – 1.8%
CERTIFICATES OF DEPOSIT – 0.3%
Credit Suisse, New York
1.11%, 8/16/2017	$400,000	400,368
Landesbank Baden-Wurttemberg, London
1.08%, 5/18/2017	400,000	399,796
Swedbank, New York
0.89%, 5/2/2017	500,000	500,000
Toronto Dominion, New York
1.20%, 6/1/2017	500,000	500,024
Wells Fargo Bank (San Francisco) NA
1.41%, 7/27/2017	250,000	250,242
Total Certificates of Deposit (Cost $2,049,960)		2,050,430

COMMERCIAL PAPER – 0.0%(d)
ING (US) Funding LLC 1.11%, 6/9/2017 (Cost $399,519)	400,000	399,519

MASTER DEMAND NOTE – 0.1%
Natixis Financial Products LLC 1.16%, 5/1/2017 (Cost $500,000)	500,000	500,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – (continued)
REPURCHASE AGREEMENTS – 1.4%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $1,100,100, collateralized by various Common Stocks; total market value $1,210,000	$1,100,000	$1,100,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $6,995,993, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $7,135,419	6,995,509	6,995,509
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $1,200,130, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $1,258,986	1,200,000	1,200,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Mizuho Securities USA, Inc., 0.85%, dated 4/28/2017, due 5/1/2017, repurchase price $2,000,141, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% – 3.50%, maturing 1/20/2047 – 3/20/2047; total market value $2,040,000	$2,000,000	$2,000,000
Total Repurchase Agreements (Cost $11,295,509)		11,295,509
Total Securities Lending Reinvestments (Cost $14,244,988)		14,245,458
Total Investments – 100.4% (Cost $756,613,410)		812,846,272
Liabilities Less Other Assets – (0.4%)		(3,261,743)
NET ASSETS – 100.0%		$809,584,529

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $56,722,985, collateralized in the form of cash with a value of $14,247,723 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,993,416 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 5/18/2017 – 2/15/2047 and $37,583,690 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $60,824,829.

(b)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $544,934, which represents approximately 0.07% of net assets of the Fund.

(c)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(e)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $14,245,458.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

DI – Depositary Interest

FDR – Fiduciary Depositary Receipt

GBP – British Pound

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,703,764
Aggregate gross unrealized depreciation	(39,350,605)
Net unrealized appreciation	$52,353,159
Federal income tax cost of investments	$760,493,113

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	87	06/16/2017	$3,323,432	$124,540
FTSE 100® Index Futures Contracts	19	06/16/2017	1,761,247	(23,579)
Hang Seng Index Futures Contracts	2	05/29/2017	315,794	6,355
Nikkei 225 SGX Index Futures Contracts	33	06/08/2017	2,839,800	4,336
S&P Toronto Stock Exchange 60® Index Futures Contracts	12	06/15/2017	1,609,244	1,805
SPI 200® Index Futures Contracts	9	06/15/2017	994,958	18,470
				$131,927

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	158,862	Goldman Sachs & Co.	USD	120,000	06/21/2017	$(1,302)
AUD	130,735	Toronto-Dominion Bank (The)	USD	100,000	06/21/2017	(2,318)
CAD	200,460	Toronto-Dominion Bank (The)	USD	150,000	06/21/2017	(3,277)
CAD	295,584	Goldman Sachs & Co.	USD	220,000	06/21/2017	(3,652)
CHF	110,264	Goldman Sachs & Co.	USD	110,000	06/21/2017	1,125
CHF	99,204	Toronto-Dominion Bank (The)	USD	100,000	06/21/2017	(22)
EUR	463,270	Toronto-Dominion Bank (The)	USD	500,000	06/21/2017	5,790
EUR	109,812	Societe Generale	USD	117,622	06/21/2017	2,269
EUR	559,764	Bank of New York	USD	600,000	06/21/2017	11,141
GBP	150,732	Citibank NA	USD	184,651	06/21/2017	10,647
GBP	321,576	Toronto-Dominion Bank (The)	USD	400,000	06/21/2017	16,655
GBP	228,483	Morgan Stanley	USD	280,000	06/21/2017	16,037
JPY	79,975,567	Citibank NA	USD	700,000	06/21/2017	18,931
JPY	45,340,709	Morgan Stanley	USD	396,956	06/21/2017	10,629

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	171,804	Citibank NA	AUD	228,522	06/21/2017	$1,058
USD	18,155	Goldman Sachs & Co.	CAD	24,408	06/21/2017	290
USD	14,667	Morgan Stanley	CHF	14,699	06/21/2017	(147)
USD	100,000	Toronto-Dominion Bank (The)	CHF	98,988	06/21/2017	240
USD	100,000	Toronto-Dominion Bank (The)	EUR	92,672	06/21/2017	(1,178)
USD	220,000	Toronto-Dominion Bank (The)	GBP	177,413	06/21/2017	(9,867)
USD	1,400,000	Toronto-Dominion Bank (The)	JPY	154,952,700	06/21/2017	7,070
USD	2,706	Morgan Stanley	SGD	3,828	06/21/2017	(34)
						$80,085

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	5.9%
Austria	0.4
Belgium	1.0
Canada	8.1
Denmark	1.3
Finland	1.0
France	7.4
Germany	6.2
Hong Kong	2.9
Ireland	0.5
Israel	1.1
Italy	2.5
Japan	27.6
Netherlands	2.9
New Zealand	0.3
Norway	1.0
Portugal	0.4
Singapore	1.5
Spain	2.9
Sweden	2.5
Switzerland	5.4
United Kingdom	15.8
Other[1]	1.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.1%
Aerospace & Defense – 0.3%
Aselsan Elektronik Sanayi ve Ticaret A/S	3,290	$18,081
AviChina Industry & Technology Co. Ltd., Class H(a)	60,000	40,038
Bharat Electronics Ltd.	15,660	44,536
Embraer SA	58,800	281,059
Hanwha Techwin Co. Ltd.*	1,932	88,289
Korea Aerospace Industries Ltd.	2,700	151,384
S&T Dynamics Co. Ltd.*	22,932	180,772
United Aircraft Corp. PJSC* ^	25,155,036	314,255
		1,118,414
Air Freight & Logistics – 0.3%
Aramex PJSC	18,833	27,073
Blue Dart Express Ltd.	60	4,550
Hanjin Transportation Co. Ltd.	866	23,098
Hyundai Glovis Co. Ltd.	1,008	128,447
Kerry TJ Logistics Co. Ltd.	14,000	19,303
Sinotrans Ltd., Class H	2,604,000	1,171,834
		1,374,305
Airlines – 0.6%
Aegean Airlines SA	35,952	309,284
Aeroflot PJSC*	49,812	153,605
Air Arabia PJSC	99,682	28,225
Air China Ltd., Class H	168,000	148,828
AirAsia Bhd.	164,700	127,101
Asiana Airlines, Inc.*	4,720	18,687
Bangkok Airways PCL, NVDR	3,600	2,113
Cebu Air, Inc.	247,800	535,623
China Airlines Ltd.	213,000	66,009
China Eastern Airlines Corp. Ltd., Class H	110,000	57,705
China Southern Airlines Co. Ltd., Class H	122,000	81,254
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	41,100	51,652
Eva Airways Corp.	168,000	82,689

	Shares	Value
Airlines – (continued)
Garuda Indonesia Persero Tbk. PT*	240,716	$6,646
Grupo Aeromexico SAB de CV*	23,179	45,460
Hanjin Kal Corp.*	1,808	32,175
Jet Airways India Ltd.*	31,120	251,117
Korean Air Lines Co. Ltd.*	4,734	127,513
Latam Airlines Group SA*	17,976	226,987
SpiceJet Ltd.*	167,412	279,367
Thai Airways International PCL, NVDR*	56,620	27,991
Turk Hava Yollari AO*	48,744	83,120
		2,743,151
Auto Components – 2.1%
Actron Technology Corp.	7,000	24,709
Apollo Tyres Ltd.	16,353	62,026
Balkrishna Industries Ltd.	1,380	32,673
Bharat Forge Ltd.	2,829	50,342
Bosch Ltd.	336	120,087
Ceat Ltd.*	22,008	522,027
Chaowei Power Holdings Ltd.	840,000	534,616
Cheng Shin Rubber Industry Co. Ltd.	95,400	196,991
China First Capital Group Ltd.*	80,000	27,772
Cub Elecparts, Inc.	1,263	13,228
Depo Auto Parts Ind Co. Ltd.	120,000	346,028
Dong Ah Tire & Rubber Co. Ltd.	823	18,009
Exide Industries Ltd.	15,469	55,270
Fuyao Glass Industry Group Co. Ltd., Class H(b)	35,600	125,875
Halla Holdings Corp.	10,164	541,294
Hankook Tire Co. Ltd.	6,562	339,662
Hanon Systems	10,608	78,868
Hiroca Holdings Ltd.	8,000	25,959
Hota Industrial Manufacturing Co. Ltd.	4,826	21,274
Hu Lane Associate, Inc.	8,000	39,110
Hyundai Mobis Co. Ltd.	6,048	1,179,942
Hyundai Wia Corp.	1,043	59,487
Iron Force Industrial Co. Ltd.	3,060	16,532

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Kenda Rubber Industrial Co. Ltd.	29,307	$47,208
Korea Autoglass Corp.	7,728	113,757
Kumho Tire Co., Inc.*	6,046	42,772
Macauto Industrial Co. Ltd.	5,000	29,250
Mahindra CIE Automotive Ltd.*	6,379	24,265
Mahle-Metal Leve SA*	6,900	44,414
Mando Corp.	207	41,840
Minth Group Ltd.	24,000	89,180
Motherson Sumi Systems Ltd.*	21,102	131,621
MRF Ltd.	36	38,003
Nan Kang Rubber Tire Co. Ltd.	25,000	23,864
Nemak SAB de CV(b)	24,800	26,005
Nexen Corp.	23,120	167,625
Nexen Tire Corp.	1,812	21,736
Nexteer Automotive Group Ltd.	26,000	40,517
Rassini SAB de CV*	3,402	15,918
S&T Motiv Co. Ltd.	11,256	445,136
Sanok Rubber Co. SA	2,092	33,521
Sebang Global Battery Co. Ltd.	6,494	214,013
Seoyon E-Hwa Co. Ltd.	15,120	182,041
SL Corp.	16,946	269,551
Sri Trang Agro-Industry PCL, NVDR	781,200	406,522
Sungwoo Hitech Co. Ltd.	44,812	291,816
Tianneng Power International Ltd.(a)	864,000	756,516
Tong Yang Industry Co. Ltd.	16,400	27,831
Tube Investments of India Ltd.	3,206	33,645
Tung Thih Electronic Co. Ltd.	2,000	13,722
Tupy SA*	118,500	569,754
TYC Brother Industrial Co. Ltd.	252,000	259,759
Xingda International Holdings Ltd.	1,092,000	438,061
		9,271,644
Automobiles – 1.8%
Astra International Tbk. PT	890,400	597,875
BAIC Motor Corp. Ltd., Class H(b)	84,000	80,894
Bajaj Auto Ltd.	2,772	123,411

	Shares	Value
Automobiles – (continued)
Brilliance China Automotive Holdings Ltd.	116,000	$194,488
BYD Co. Ltd., Class H(a)	22,000	129,694
China Motor Corp.	36,000	32,753
Chongqing Changan Automobile Co. Ltd., Class B	75,600	100,119
Dongfeng Motor Group Co. Ltd., Class H	246,000	258,729
DRB-Hicom Bhd.	846,000	280,636
Ford Otomotiv Sanayi A/S	2,839	31,555
Geely Automobile Holdings Ltd.	205,000	276,758
Great Wall Motor Co. Ltd., Class H(a)	252,000	273,464
Guangzhou Automobile Group Co. Ltd., Class H	201,984	314,239
Hero MotoCorp Ltd.	4,200	216,666
Hyundai Motor Co.	13,104	1,658,297
Hyundai Motor Co. (2nd Preference)	3,192	278,553
Hyundai Motor Co. (3rd Preference)	116	8,869
Hyundai Motor Co. (Preference)	1,764	143,086
Jiangling Motors Corp. Ltd., Class B	77,747	164,939
Kia Motors Corp.	23,520	720,337
Mahindra & Mahindra Ltd.	10,433	216,599
Mahindra & Mahindra Ltd., GDR	2,707	56,712
Maruti Suzuki India Ltd.	5,460	553,796
Oriental Holdings Bhd.	17,800	27,801
Sanyang Motor Co. Ltd.	35,000	24,883
Ssangyong Motor Co.*	2,570	17,029
Tata Motors Ltd.	66,702	475,821
Tata Motors Ltd., ADR	3,631	129,518
Tata Motors Ltd., Class A	29,095	126,638
Tofas Turk Otomobil Fabrikasi A/S	5,005	41,660
TVS Motor Co. Ltd.	6,454	49,762
UMW Holdings Bhd.*	34,800	49,703
Yadea Group Holdings Ltd.* (b)	1,176,000	252,511

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Automobiles – (continued)
Yulon Nissan Motor Co. Ltd.	2,000	$15,777
		7,923,572
Banks – 16.2%
Abu Dhabi Commercial Bank PJSC	152,177	286,704
AFFIN Holdings Bhd.	3,510	2,369
Agricultural Bank of China Ltd., Class H	2,352,000	1,085,648
Ajman Bank PJSC*	67,315	21,809
Akbank TAS	160,644	429,891
Akbank TAS, ADR	20,016	107,686
Al Khalij Commercial Bank PQSC	12,482	50,150
Alior Bank SA*	5,085	97,725
Allahabad Bank*	146,852	187,988
Alliance Financial Group Bhd.	75,600	71,925
Alpha Bank AE*	112,476	238,837
AMMB Holdings Bhd.	104,000	131,288
Andhra Bank	183,129	196,138
Axis Bank Ltd.	74,132	587,306
Banco Bradesco SA*	58,800	599,250
Banco Bradesco SA (Preference)*	237,560	2,478,977
Banco Davivienda SA (Preference)	135,240	1,419,751
Banco de Bogota SA	4,452	90,911
Banco de Chile	1,033,889	124,816
Banco de Credito e Inversiones	1,932	107,317
Banco do Brasil SA*	93,900	962,249
Banco do Estado do Rio Grande do Sul SA (Preference), Class B*	210,000	942,072
Banco Santander Brasil SA	16,800	143,484
Banco Santander Chile	3,235,301	191,943
Bancolombia SA	25,536	233,833
Bancolombia SA (Preference)	40,824	397,050
Bangkok Bank PCL, NVDR	36,400	188,893
Bank Central Asia Tbk. PT	512,400	682,354
Bank Danamon Indonesia Tbk. PT	378,500	138,008
Bank Handlowy w Warszawie SA	722	13,943

	Shares	Value
Banks – (continued)
Bank Mandiri Persero Tbk. PT	403,200	$353,923
Bank Millennium SA*	20,424	36,415
Bank Negara Indonesia Persero Tbk. PT	630,000	301,317
Bank of Ayudhya PCL, NVDR	75,600	83,053
Bank of Baroda*	39,816	116,081
Bank of China Ltd., Class H	6,652,000	3,224,414
Bank of Chongqing Co. Ltd., Class H	59,500	49,650
Bank of Communications Co. Ltd., Class H	1,932,000	1,487,960
Bank of India*	10,862	31,541
Bank of Jinzhou Co. Ltd., Class H	168,000	194,838
Bank of Qingdao Co. Ltd., Class H(b)	425,000	381,965
Bank of the Philippine Islands	60,480	126,855
Bank of Tianjin Co. Ltd., Class H	84,000	59,294
Bank of Zhengzhou Co. Ltd., Class H(b)	840,000	551,896
Bank Pan Indonesia Tbk. PT*	119,500	8,203
Bank Pekao SA	6,552	237,268
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	5,796,000	874,031
Bank Pembangunan Daerah Jawa Timur Tbk. PT	8,904,000	457,592
Bank Permata Tbk. PT*	2,763,600	144,099
Bank Rakyat Indonesia Persero Tbk. PT	470,400	455,260
Bank Tabungan Negara Persero Tbk. PT	605,800	104,534
Bank Zachodni WBK SA*	1,344	123,347
Banregio Grupo Financiero SAB de CV	4,800	27,455
Barclays Africa Group Ltd.	26,124	286,932
BDO Unibank, Inc.	73,306	175,911
BIMB Holdings Bhd.	22,280	22,480
BNK Financial Group, Inc.	19,685	165,382
BOC Hong Kong Holdings Ltd.	149,500	615,104
Canara Bank*	6,769	37,622
Capitec Bank Holdings Ltd.(a)	2,184	124,434
Central Bank of India*	15,111	24,887

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Chang Hwa Commercial Bank Ltd.	263,160	$152,640
China CITIC Bank Corp. Ltd., Class H	1,092,000	692,192
China Construction Bank Corp., Class H	8,148,000	6,621,026
China Development Financial Holding Corp.	672,000	185,312
China Everbright Bank Co. Ltd., Class H(a)	342,000	160,500
China Merchants Bank Co. Ltd., Class H	336,000	872,666
China Minsheng Banking Corp. Ltd., Class H	546,000	537,748
China Zheshang Bank Co. Ltd., Class H	136,000	73,617
Chong Hing Bank Ltd.	21,000	45,469
Chongqing Rural Commercial Bank Co. Ltd., Class H	271,000	186,415
CIMB Group Holdings Bhd.	226,931	300,065
City Union Bank Ltd.	4,127	10,572
Commercial Bank QSC (The)*	19,442	159,912
Commercial International Bank Egypt SAE	53,340	218,384
Credicorp Ltd.	2,624	403,204
CTBC Financial Holding Co. Ltd.*	1,680,000	1,049,617
DGB Financial Group, Inc.	11,676	119,541
Doha Bank QSC	11,172	96,033
Dubai Islamic Bank PJSC	84,013	134,265
E.Sun Financial Holding Co. Ltd.	368,977	223,189
East West Banking Corp.*	386,800	166,053
EnTie Commercial Bank Co. Ltd.	33,000	14,547
Eurobank Ergasias SA*	162,036	130,219
Far Eastern International Bank	176,269	55,210
Federal Bank Ltd.	20,562	34,393
First Financial Holding Co. Ltd.	435,991	265,892
Grupo Aval Acciones y Valores SA (Preference)	202,734	79,983
Grupo Elektra SAB de CV(a)	5,040	165,299

	Shares	Value
Banks – (continued)
Grupo Financiero Banorte SAB de CV, Class O	100,800	$578,686
Grupo Financiero Inbursa SAB de CV, Class O	58,800	98,497
Grupo Financiero Santander Mexico SAB de CV, Class B	84,000	151,377
Grupo Security SA	44,946	15,908
Hana Financial Group, Inc.	25,200	868,125
Harbin Bank Co. Ltd., Class H(b)	3,780,000	1,117,833
Hong Leong Bank Bhd.	13,572	43,145
Hong Leong Financial Group Bhd.	15,043	58,495
Hua Nan Financial Holdings Co. Ltd.	351,535	196,909
Huishang Bank Corp. Ltd., Class H	168,000	79,490
ICICI Bank Ltd.	115,584	500,391
IDBI Bank Ltd.*	23,563	28,607
IDFC Bank Ltd.	45,927	46,941
Indian Bank	6,072	30,119
Indian Overseas Bank*	535,920	241,593
IndusInd Bank Ltd.	14,364	322,637
Industrial & Commercial Bank of China Ltd., Class H	6,804,000	4,444,114
Industrial Bank of Korea	21,369	234,742
ING Bank Slaski SA*	2,100	96,906
Intercorp Financial Services, Inc.	3,594	115,475
Itau CorpBanca	14,835,492	135,361
Itau Unibanco Holding SA (Preference)	285,600	3,503,484
Itausa – Investimentos Itau SA*	205	591
Itausa – Investimentos Itau SA – P-RCT*	5,261	16,200
Itausa – Investimentos Itau SA (Preference)	336,740	1,035,864
Jammu & Kashmir Bank Ltd. (The)	293,283	369,738
JB Financial Group Co. Ltd.	4,731	25,154
Karur Vysya Bank Ltd. (The)	286,020	531,313
Kasikornbank PCL, NVDR	51,000	272,767
KB Financial Group, Inc.	36,540	1,608,800
Kiatnakin Bank PCL, NVDR	29,400	58,010

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
King’s Town Bank Co. Ltd.	55,000	$52,865
Komercni banka A/S	3,780	146,474
Kotak Mahindra Bank Ltd.	27,300	382,764
Krung Thai Bank PCL, NVDR	220,900	126,448
Kwangju Bank	25,651	266,000
LH Financial Group PCL, NVDR	290,449	14,779
Malayan Banking Bhd.	196,397	433,422
Masraf Al Rayan QSC	14,028	161,226
mBank SA*	361	40,274
Mega Financial Holding Co. Ltd.	924,000	742,667
Metropolitan Bank & Trust Co.	62,232	105,246
Moneta Money Bank A/S(b)	5,793	18,710
National Bank of Abu Dhabi PJSC	236,964	709,666
National Bank of Greece SA*	181,229	56,442
Nedbank Group Ltd.	15,624	263,187
OTP Bank plc	8,652	243,469
Philippine National Bank	22,283	29,077
Piraeus Bank SA*	203,868	43,290
Postal Savings Bank of China Co. Ltd., Class H* (b)	252,000	163,949
Powszechna Kasa Oszczednosci Bank Polski SA	36,540	332,242
Public Bank Bhd.	92,400	424,857
Punjab National Bank*	36,036	94,585
Qatar International Islamic Bank QSC	1,346	23,214
Qatar Islamic Bank SAQ	3,543	98,273
Qatar National Bank QPSC	9,695	382,869
RBL Bank Ltd.* (b)	3,086	27,077
RHB Bank Bhd.	135,521	171,704
Rizal Commercial Banking Corp.	609,680	664,407
Sberbank of Russia PJSC	945,504	2,740,632
Sberbank of Russia PJSC (Preference)	95,706	211,284
Security Bank Corp.	6,870	29,314
Shengjing Bank Co. Ltd., Class H(b)	33,500	28,859

	Shares	Value
Banks – (continued)
Shinhan Financial Group Co. Ltd.	41,412	$1,730,504
Siam Commercial Bank PCL (The), NVDR	142,800	644,024
SinoPac Financial Holdings Co. Ltd.	871,000	266,170
Sociedad Matriz del Banco de Chile SA, Class B	133,757	47,529
Standard Bank Group Ltd.(a)	113,012	1,252,748
State Bank of India	62,412	281,111
Syndicate Bank*	226,128	290,877
Taichung Commercial Bank Co. Ltd.	127,627	41,455
Taishin Financial Holding Co. Ltd.	796,378	328,624
Taiwan Business Bank	269,204	74,415
Taiwan Cooperative Financial Holding Co. Ltd.	336,000	170,946
Thanachart Capital PCL, NVDR	39,400	53,820
Tisco Financial Group PCL, NVDR	28,820	63,531
TMB Bank PCL, NVDR	1,373,200	90,514
Turkiye Garanti Bankasi A/S	162,914	439,633
Turkiye Garanti Bankasi A/S, ADR	30,454	83,139
Turkiye Halk Bankasi A/S*	49,289	163,384
Turkiye Is Bankasi, Class C	154,476	304,714
Turkiye Sinai Kalkinma Bankasi A/S	54,930	23,340
Turkiye Vakiflar Bankasi TAO, Class D	111,066	189,707
UCO Bank*	332,425	214,193
Union Bank of India	5,963	15,888
Union Bank of Taiwan	145,356	43,890
Union National Bank PJSC	77,993	106,171
Vijaya Bank*	242,760	309,063
VTB Bank PJSC	213,004,764	249,320
Woori Bank	29,904	392,886
Yapi ve Kredi Bankasi A/S*	47,405	57,493
Yes Bank Ltd.	14,448	366,141
		70,599,795

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – 0.7%
Ambev SA (Preference)	184,800	$1,054,911
Anadolu Efes Biracilik ve Malt Sanayii A/S	4,540	25,576
Arca Continental SAB de CV*	17,800	130,252
Capevin Holdings Ltd.(a)	69,631	43,390
Carabao Group PCL, NVDR	13,100	24,901
China Resources Beer Holdings Co. Ltd.*	53,107	127,825
Cia Cervecerias Unidas SA	8,484	109,315
Coca-Cola Embonor SA (Preference), Class B	4,368	10,966
Coca-Cola Femsa SAB de CV, Series L	25,200	181,679
Coca-Cola Icecek A/S	912	9,269
Distell Group Ltd.	563	5,648
Embotelladora Andina SA (Preference), Class B	4,525	18,844
Emperador, Inc.	146,700	18,761
Fomento Economico Mexicano SAB de CV	92,400	824,834
Fraser & Neave Holdings Bhd.	2,700	15,475
Hey Song Corp.	23,500	25,859
Hite Jinro Co. Ltd.	1,102	20,241
Lotte Chilsung Beverage Co. Ltd.	24	35,370
Muhak Co. Ltd.	761	15,382
Organizacion Cultiba SAB de CV	4,800	4,621
Tibet Water Resources Ltd.	131,000	54,741
Tsingtao Brewery Co. Ltd., Class H	10,000	45,001
United Breweries Ltd.	2,435	29,108
United Spirits Ltd.*	2,772	80,835
Vina Concha y Toro SA	960	1,554
Yantai Changyu Pioneer Wine Co. Ltd., Class B	9,600	23,600
		2,937,958
Biotechnology – 0.2%
3SBio, Inc.* (a) (b)	38,980	52,023
Amicogen, Inc.*	459	18,676
ATGen Co. Ltd.*	744	21,577

	Shares	Value
Biotechnology – (continued)
Biocon Ltd.*	1,561	$26,782
Cell Biotech Co. Ltd.	621	20,165
Celltrion, Inc.*	4,253	334,888
China Biologic Products, Inc.* (a)	600	70,800
China Regenerative Medicine International Ltd.*	345,000	12,642
CrystalGenomics, Inc.*	1,488	19,615
Genexine Co. Ltd.*	728	26,423
Green Cross Corp.	214	30,843
Green Cross Holdings Corp.	768	22,003
Hugel, Inc.*	44	18,019
iNtRON Biotechnology, Inc.*	460	9,702
Medigen Biotechnology Corp.*	12,099	22,738
Medy-Tox, Inc.	138	60,662
Naturalendo Tech Co. Ltd.*	1,586	19,025
OBI Pharma, Inc.*	4,000	37,652
PharmaEngine, Inc.	2,477	15,311
PharmaEssentia Corp.*	6,000	29,929
Seegene, Inc.*	655	20,521
Taigen Biopharmaceuticals Holdings Ltd.*	29,665	22,516
TaiMed Biologics, Inc.*	5,000	30,079
Taiwan Liposome Co. Ltd.*	4,340	16,758
ViroMed Co. Ltd.*	421	34,112
		993,461
Building Products – 0.5%
Astral Polytechnik Ltd.	1,823	15,660
Byucksan Corp.	3,380	11,391
China Lesso Group Holdings Ltd.	71,000	56,599
Chosun Refractories Co. Ltd.	1,536	118,922
Dynasty Ceramic PCL, NVDR	172,800	20,282
Elementia SAB de CV* (b)	39,375	53,322
IS Dongseo Co. Ltd.	630	23,779
Kajaria Ceramics Ltd.	1,920	19,810
KCC Corp.	362	108,323
Kyung Dong Navien Co. Ltd.	239	7,635
LG Hausys Ltd.	146	12,831
Ras Al Khaimah Ceramics	496,386	321,644
Sintex Industries Ltd.	428,879	754,355

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Taiwan FU Hsing Industrial Co. Ltd.	168,000	$235,816
Taiwan Glass Industry Corp.*	84,568	43,166
Trakya Cam Sanayii A/S*	364,224	352,566
Xxentria Technology Materials Corp.	12,653	29,692
		2,185,793
Capital Markets – 2.8%
Administradora de Fondos de Pensiones Habitat SA	11,350	14,139
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros*	84,439	499,697
Bolsa Mexicana de Valores SAB de CV	6,900	11,907
Brait SE*	12,786	81,509
Bursa Malaysia Bhd.	3,200	7,563
Capital Securities Corp.	77,000	25,496
Central China Securities Co. Ltd., Class H(a)	1,428,000	758,290
China Bills Finance Corp.	71,000	34,828
China Cinda Asset Management Co. Ltd., Class H	840,000	319,689
China Everbright Ltd.	72,000	164,782
China Galaxy Securities Co. Ltd., Class H	275,500	251,499
China Huarong Asset Management Co. Ltd., Class H(b)	908,000	382,928
China International Capital Corp. Ltd., Class H* (b)	24,800	36,670
CITIC Securities Co. Ltd., Class H	210,000	440,653
Coronation Fund Managers Ltd.	19,019	90,080
Daishin Securities Co. Ltd.	3,258	35,360
Daishin Securities Co. Ltd. (Preference)	1,500	11,007
Daou Data Corp.	1,207	12,410
Dubai Financial Market PJSC*	67,052	20,994
Dubai Investments PJSC	106,319	61,366

	Shares	Value
Capital Markets – (continued)
Edelweiss Financial Services Ltd.	9,654	$25,159
Egypt Kuwait Holding Co. SAE	1,011,612	647,432
Egyptian Financial Group-Hermes Holding Co.*	21,531	29,094
Everbright Securities Co. Ltd., Class H* (b)	843,600	1,249,529
FDG Kinetic Ltd.*	58,000	8,203
GF Securities Co. Ltd., Class H	134,400	278,216
Guotai Junan International Holdings Ltd.	142,800	44,800
Haitong Securities Co. Ltd., Class H	268,800	443,763
Hellenic Exchanges – Athens Stock Exchange SA	6,448	34,125
Huarong International Financial Holdings Ltd.*	66,650	20,910
Huatai Securities Co. Ltd., Class H(b)	134,400	260,590
IIFL Holdings Ltd.	6,624	49,399
Investec Ltd.(a)	24,815	185,689
Jih Sun Financial Holdings Co. Ltd.	8,813	2,083
JSE Ltd.(a)	593	6,309
KIWOOM Securities Co. Ltd.	275	19,116
Korea Investment Holdings Co. Ltd.	3,696	166,627
Kresna Graha Investama PT Tbk.*	1,150,500	36,770
Kyobo Securities Co. Ltd.	21,433	180,068
Macquarie Korea Infrastructure Fund	13,860	105,116
Masterlink Securities Corp.	1,120,210	313,366
Meritz Securities Co. Ltd.	22,194	80,553
Mirae Asset Daewoo Co. Ltd.	35,714	279,962
Moscow Exchange MICEX-RTS PJSC	65,193	131,603
NH Investment & Securities Co. Ltd.	8,234	95,517
Norte Grande SA	39,468,492	244,812
Orient Securities Co. Ltd., Class H* (b)	1,008,000	982,397
OSK Holdings Bhd.	798,000	288,611

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Pioneers Holding for Financial Investments SAE*	33,480	$16,842
President Securities Corp.	875,753	390,404
PSG Konsult Ltd.	39,290	23,779
Religare Enterprises Ltd.*	3,905	12,241
Samsung Securities Co. Ltd.	2,344	71,274
Shinyoung Securities Co. Ltd.*	850	37,275
SK Securities Co. Ltd.*	319,561	337,001
Sociedad de Inversiones Oro Blanco SA	38,057,376	259,688
Warsaw Stock Exchange	2,305	26,963
Waterland Financial Holdings Co. Ltd.	60,952	18,687
Yuanta Financial Holding Co. Ltd.	1,055,929	451,476
Yuanta Securities Korea Co. Ltd.*	110,292	328,579
Zeder Investments Ltd.* (a)	1,180,513	632,429
		12,077,324
Chemicals – 3.9%
AECI Ltd.	134,016	1,161,847
Aekyung Petrochemical Co. Ltd.	18,312	203,574
AK Holdings, Inc.	208	11,790
Akzo Nobel India Ltd.	2,170	66,227
Alpek SAB de CV	20,000	23,786
Asia Polymer Corp.	44,982	27,656
Asian Paints Ltd.	12,096	210,679
Barito Pacific Tbk. PT*	106,700	25,216
BASF India Ltd.	836	17,059
Bayer CropScience Ltd.	562	39,691
Berger Paints India Ltd.	14,523	58,979
Bloomage BioTechnology Corp. Ltd.	5,000	8,486
Braskem SA (Preference), Class A	16,800	179,145
Castrol India Ltd.	2,653	18,063
China Lumena New Materials Corp.* (c)	888,000	—
China Man-Made Fiber Corp.	1,293,100	339,444
China Petrochemical Development Corp.*	105,700	39,938

	Shares	Value
Chemicals – (continued)
China Steel Chemical Corp.	5,000	$19,804
China Synthetic Rubber Corp.	29,430	29,800
Ciech SA	384	7,679
Coromandel International Ltd.	1,898	10,300
D&L Industries, Inc.	85,000	21,775
DCM Shriram Ltd.	46,368	255,662
Dongjin Semichem Co. Ltd.	35,868	326,245
Dongyue Group Ltd.* (c)	944,000	166,284
Eastern Polymer Group PCL, NVDR	52,200	20,373
ENF Technology Co. Ltd.	9,744	170,835
Eternal Materials Co. Ltd.	52,248	55,935
Everlight Chemical Industrial Corp.	30,387	19,740
Foosung Co. Ltd.*	4,960	31,558
Formosa Chemicals & Fibre Corp.	141,000	433,688
Formosa Plastics Corp.	200,000	601,240
Formosan Union Chemical	336,000	225,515
Fufeng Group Ltd.(a)	1,512,000	1,028,406
Godrej Industries Ltd.*	3,377	28,051
Grand Pacific Petrochemical	863,000	564,922
Green Seal Holding Ltd.	2,000	9,778
Grupa Azoty SA	1,225	21,595
Gubre Fabrikalari TAS	85,958	118,037
Gujarat Fluorochemicals Ltd.*	1,704	20,519
Hansol Chemical Co. Ltd.	528	37,771
Hanwha Chemical Corp.	8,736	193,084
Ho Tung Chemical Corp.*	1,008,000	301,354
HS Industries Co. Ltd.	754	6,726
Huabao International Holdings Ltd.* (a)	2,268,000	1,242,252
Huchems Fine Chemical Corp.	1,440	29,359
Hyosung Corp.	2,101	265,879
Indorama Ventures PCL, NVDR	81,500	86,589
Kansai Nerolac Paints Ltd.	3,639	22,234
Kolon Industries, Inc.	1,512	90,887
Korea Petrochemical Ind Co. Ltd.	368	76,485
KPX Chemical Co. Ltd.	2,688	144,569
Kukdo Chemical Co. Ltd.	3,528	148,822
Kumho Petrochemical Co. Ltd.	1,596	106,737
LCY Chemical Corp.	35,000	50,346

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
LG Chem Ltd.	1,971	$474,606
LG Chem Ltd. (Preference)	179	28,630
Lotte Chemical Corp.	1,344	403,944
LOTTE Fine Chemical Co. Ltd.	240	8,120
Mexichem SAB de CV	42,000	114,086
Namhae Chemical Corp.	23,856	192,458
Nan Ya Plastics Corp.	216,000	520,473
Nantex Industry Co. Ltd.	18,296	14,160
OCI Co. Ltd.	530	36,749
Omnia Holdings Ltd.	1,681	19,999
Oriental Union Chemical Corp.*	12,000	8,949
Petkim Petrokimya Holding A/S	26,544	36,674
Petronas Chemicals Group Bhd.	84,000	141,258
PhosAgro PJSC	2,940	124,578
PI Industries Ltd.	5,081	68,723
Pidilite Industries Ltd.	3,715	41,568
PTT Global Chemical PCL, NVDR	136,800	296,618
Rallis India Ltd.	3,030	11,389
San Fang Chemical Industry Co. Ltd.	27,232	33,712
Sasol Ltd.	44,188	1,353,662
Shinkong Synthetic Fibers Corp.	1,764,000	529,709
Sidi Kerir Petrochemicals Co.	5,418	5,511
Sinopec Shanghai Petrochemical Co. Ltd., Class H	336,000	187,925
SK Chemicals Co. Ltd.	1,177	65,165
SK Materials Co. Ltd.	504	78,131
SKC Co. Ltd.	952	23,969
Sociedad Quimica y Minera de Chile SA (Preference), Class B	4,536	160,745
Soda Sanayii A/S*	12,996	23,441
Solar Industries India Ltd.	1,870	23,302
Songwon Industrial Co. Ltd.	19,236	304,287
Soulbrain Co. Ltd.	270	13,050
Synthos SA	4,438	6,163
Taekwang Industrial Co. Ltd.	18	14,094
Taiwan Fertilizer Co. Ltd.	9,000	12,171

	Shares	Value
Chemicals – (continued)
TSRC Corp.	28,900	$33,095
Unid Co. Ltd.	7,453	314,062
Unipetrol A/S	5,796	65,614
UPC Technology Corp.	48,000	20,603
UPL Ltd.	17,528	219,652
USI Corp.	881,000	442,383
Yingde Gases Group Co. Ltd.(a)	1,344,000	1,029,918
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	15,000	40,768
		16,966,529
Commercial Services & Supplies – 0.1%
3M India Ltd.*	45	8,044
Blue Label Telecoms Ltd.	33,418	42,298
China Everbright International Ltd.	102,000	137,966
KEPCO Plant Service & Engineering Co. Ltd.	1,463	73,799
S-1 Corp.	1,116	95,722
Sunny Friend Environmental Technology Co. Ltd.	3,000	14,517
Taiwan Secom Co. Ltd.	11,165	32,602
Taiwan Shin Kong Security Co. Ltd.	24,240	32,057
		437,005
Communications Equipment – 0.6%
Accton Technology Corp.	14,000	31,785
Advanced Ceramic X Corp.	4,000	42,093
Alpha Networks, Inc.	336,000	273,402
Arcadyan Technology Corp.	168,000	282,868
BYD Electronic International Co. Ltd.	43,000	65,681
China All Access Holdings Ltd.	96,000	27,279
Humax Co. Ltd.	16,968	177,449
Sercomm Corp.	10,000	25,223
Wistron NeWeb Corp.	8,258	23,703
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a) (b)	8,500	17,770
Zinwell Corp.	13,000	13,896
ZTE Corp., Class H	924,000	1,782,052
		2,763,201

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 1.7%
Adhi Karya Persero Tbk. PT	167,400	$28,383
Arabtec Holding PJSC*	93,066	22,804
BES Engineering Corp.	1,619,000	335,380
Budimex SA	288	20,406
CH Karnchang PCL, NVDR	26,537	20,906
China Communications Construction Co. Ltd., Class H	420,000	577,817
China Energy Engineering Corp. Ltd., Class H	504,000	93,963
China Machinery Engineering Corp., Class H	1,008,000	751,702
China Railway Construction Corp. Ltd., Class H(a)	151,000	211,234
China Railway Group Ltd., Class H	312,000	264,762
China State Construction International Holdings Ltd.	60,000	108,929
CTCI Corp.	38,000	66,501
Daelim Industrial Co. Ltd.	2,300	162,308
Daewoo Engineering & Construction Co. Ltd.*	15,661	100,333
Dialog Group Bhd.	219,888	98,775
Engineers India Ltd.	15,792	40,849
Gamuda Bhd.	67,200	81,581
GMR Infrastructure Ltd.*	102,144	27,390
Grana y Montero SAA*	12,282	8,290
GS Engineering & Construction Corp.*	4,956	136,324
Hyundai Development Co-Engineering & Construction	5,544	217,784
Hyundai Engineering & Construction Co. Ltd.	6,216	265,214
IJM Corp. Bhd.	109,200	88,044
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	12,600	20,745
IRB Infrastructure Developers Ltd.	3,792	15,376
Italian-Thai Development PCL, NVDR	135,443	17,620
Kumho Industrial Co. Ltd.	22,176	182,218
Larsen & Toubro Ltd.	7,789	211,850

	Shares	Value
Construction & Engineering – (continued)
Larsen & Toubro Ltd., GDR	3,310	$89,866
Malaysian Resources Corp. Bhd.*	70,600	24,721
Metallurgical Corp. of China Ltd., Class H	3,528,000	1,306,406
Metka Industrial – Construction SA	27,132	206,818
NCC Ltd.	48,783	72,382
Orascom Construction Ltd.*	70,224	414,322
Pembangunan Perumahan Persero Tbk. PT	90,600	21,615
Run Long Construction Co. Ltd.	168,000	269,504
Sadbhav Engineering Ltd.	7,246	37,632
Samsung Engineering Co. Ltd.*	7,476	80,154
Sinopec Engineering Group Co. Ltd., Class H	78,474	76,683
Sino-Thai Engineering & Construction PCL, NVDR	41,571	29,204
Taeyoung Engineering & Construction Co. Ltd.*	5,766	32,025
Tekfen Holding A/S	18,423	47,486
UEM Edgenta Bhd.*	47,200	34,903
Voltas Ltd.	1,488	9,508
Waskita Karya Persero Tbk. PT	99,200	17,787
Wijaya Karya Persero Tbk. PT	128,366	22,824
Wilson Bayly Holmes-Ovcon Ltd.	54,720	586,869
		7,558,197
Construction Materials – 1.6%
ACC Ltd.	1,496	37,826
Akcansa Cimento A/S	59,136	204,511
Ambuja Cements Ltd.	26,292	100,501
Anhui Conch Cement Co. Ltd., Class H	92,000	322,338
Asia Cement Corp.	89,020	87,925
BBMG Corp., Class H(a)	2,856,000	1,531,269
Cahya Mata Sarawak Bhd.	15,700	16,456
Cementos Argos SA	7,757	31,260
Cementos Argos SA (Preference)	3,126	11,623
Cementos Pacasmayo SAA	29,288	63,189
Cemex SAB de CV*	571,200	521,304
Century Textiles & Industries Ltd.	2,602	45,647

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
CHC Resources Corp.	6,000	$10,719
China National Building Material Co. Ltd., Class H	222,000	147,856
China Resources Cement Holdings Ltd.	168,000	92,019
China Shanshui Cement Group Ltd.* (c)	541,000	34,780
Cimsa Cimento Sanayi ve Ticaret A/S	51,408	216,843
CSG Holding Co. Ltd., Class B	20,310	14,545
Dalmia Bharat Ltd.*	570	19,247
Eugene Corp.	50,764	262,765
Goldsun Building Materials Co. Ltd.	73,000	19,913
Grasim Industries Ltd.	5,208	93,510
Grupo Argos SA	17,304	119,542
Grupo Argos SA (Preference)	5,305	34,313
Hanil Cement Co. Ltd.	6,048	621,861
Holcim Indonesia Tbk. PT	358,500	24,207
Indocement Tunggal Prakarsa Tbk. PT	27,300	34,716
JK Lakshmi Cement Ltd.	657	4,710
Lafarge Malaysia Bhd.	6,300	9,172
POSCO Chemtech Co. Ltd.	96	1,215
PPC Ltd.* (a)	34,424	16,075
Prism Cement Ltd.*	10,157	19,247
Qatar National Cement Co. QSC	820	17,025
Ramco Cements Ltd. (The)*	4,924	52,608
SAMPYO Cement Co. Ltd.*	1,723	5,724
Semen Baturaja Persero Tbk. PT	86,000	22,776
Semen Indonesia Persero Tbk. PT	117,600	77,862
Shree Cement Ltd.	421	125,571
Siam Cement PCL (The), NVDR	10,950	169,679
Siam City Cement PCL, NVDR	3,700	29,630
Ssangyong Cement Industrial Co. Ltd.	717	8,412
Taiwan Cement Corp.	168,000	195,446
Tipco Asphalt PCL, NVDR	739,200	534,258
Titan Cement Co. SA	1,860	48,590
Tongyang, Inc.	11,656	22,075

	Shares	Value
Construction Materials – (continued)
TPI Polene PCL, NVDR	377,200	$25,517
UltraTech Cement Ltd.	4,032	266,311
Union Andina de Cementos SAA	25,547	18,504
Universal Cement Corp.	492,952	426,437
West China Cement Ltd.*	46,008	6,921
Wijaya Karya Beton Tbk. PT	294,300	16,339
		6,840,789
Consumer Finance – 0.4%
AEON Credit Service M Bhd.	60,300	226,976
AEON Thana Sinsap Thailand PCL, NVDR	87,600	260,850
Bajaj Finance Ltd.	6,300	124,982
Bharat Financial Inclusion Ltd.*	3,036	37,928
Cholamandalam Investment and Finance Co. Ltd.	707	12,219
Credit China Fintech Holdings Ltd.*	1,148,000	150,556
Credito Real SAB de CV SOFOM ER	15,700	21,832
Gentera SAB de CV	50,400	83,815
Group Lease PCL, NVDR	21,900	14,119
KB Capital Co. Ltd.	12,022	287,370
KRUK SA	840	61,898
Krungthai Card PCL, NVDR	3,800	14,886
Mahindra & Mahindra Financial Services Ltd.	8,379	43,920
Manappuram Finance Ltd.	13,504	19,617
Muthoot Finance Ltd.	2,666	16,341
Repco Home Finance Ltd.	995	11,889
Samsung Card Co. Ltd.	1,722	60,381
Shriram City Union Finance Ltd.	1,451	50,459
Shriram Transport Finance Co. Ltd.	7,392	119,349
Srisawad Power 1979 PCL, NVDR	1,214	1,553
Sundaram Finance Ltd.	1,310	32,596
Taiwan Acceptance Corp.	11,000	32,266
Unifin Financiera SAB de CV SOFOM ENR	6,200	16,096
		1,701,898

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – 0.5%
Beijing Enterprises Clean Energy Group Ltd.*	640,000	$17,774
Cheng Loong Corp.	1,231,000	583,451
Great China Metal Industry	240,000	207,219
Greatview Aseptic Packaging Co. Ltd.	73,000	37,826
Klabin SA	29,700	146,420
Klabin SA (Preference)	135,200	119,612
Lock&Lock Co. Ltd.	2,071	25,935
Nampak Ltd.* (a)	675,880	903,951
Youlchon Chemical Co. Ltd.	11,508	134,508
		2,176,696
Distributors – 0.2%
Dah Chong Hong Holdings Ltd.	924,000	399,180
Dogus Otomotiv Servis ve Ticaret A/S*	59,419	152,153
Imperial Holdings Ltd.	15,960	201,519
Inter Cars SA	144	11,500
Test Rite International Co. Ltd.	191,000	125,978
		890,330
Diversified Consumer Services – 0.3%
Advtech Ltd.	647,286	923,744
Curro Holdings Ltd.* (a)	19,769	68,315
Daekyo Co. Ltd.	4,590	34,489
Estacio Participacoes SA	16,800	92,960
Fu Shou Yuan International Group Ltd.	11,000	7,001
Kroton Educacional SA	58,800	276,096
Lung Yen Life Service Corp.	4,000	7,597
Virscend Education Co. Ltd.* (b)	22,000	14,822
		1,425,024
Diversified Financial Services – 1.5%
Al Waha Capital PJSC	1,126,579	573,565
Alexander Forbes Group Holdings Ltd.	44,842	21,577
Ayala Corp.	10,920	189,376
Bajaj Holdings & Investment Ltd.	880	28,925

	Shares	Value
Diversified Financial Services – (continued)
BTG Pactual Group*	27,008	$156,536
Chailease Holding Co. Ltd.	84,000	214,100
China Development Bank Financial Leasing Co. Ltd., Class H* (b)	1,132,000	292,550
Corp. Financiera Colombiana SA	1,102	10,539
Far East Horizon Ltd.	168,000	154,660
FirstRand Ltd.(a)	130,893	487,533
Fubon Financial Holding Co. Ltd.	634,000	993,941
Grupo de Inversiones Suramericana SA	10,416	137,213
Grupo de Inversiones Suramericana SA (Preference)	1,425	18,174
GT Capital Holdings, Inc.	2,940	74,140
Haci Omer Sabanci Holding A/S	111,217	331,108
Hankook Tire Worldwide Co. Ltd.	1,342	23,587
IFCI Ltd.*	812,124	400,192
Inversiones La Construccion SA	38,556	532,477
L&T Finance Holdings Ltd.	10,808	21,438
Meritz Financial Group, Inc.	2,333	26,038
Metro Pacific Investments Corp.	730,800	96,241
NICE Holdings Co. Ltd.	20,832	351,502
NICE Information Service Co. Ltd.	3,576	25,110
Power Finance Corp. Ltd.	71,988	179,047
PSG Group Ltd.	5,817	109,983
Reliance Capital Ltd.	10,746	111,051
Remgro Ltd.(a)	21,116	350,004
RMB Holdings Ltd.	30,660	140,520
Rural Electrification Corp. Ltd.	77,146	242,903
		6,294,030
Diversified Telecommunication Services – 1.0%
APT Satellite Holdings Ltd.	45,750	24,823
Asia Pacific Telecom Co. Ltd.*	101,899	32,828
Bharti Infratel Ltd.	23,856	131,536
China Communications Services Corp. Ltd., Class H	196,000	111,639

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
China Telecom Corp. Ltd., Class H	1,176,000	$574,577
China Unicom Hong Kong Ltd.	228,000	294,324
Chunghwa Telecom Co. Ltd.	168,000	567,963
CITIC Telecom International Holdings Ltd.	73,000	22,526
Emirates Telecommunications Group Co. PJSC	76,390	362,920
Hellenic Telecommunications Organization SA	12,348	120,076
Jasmine International PCL, NVDR	76,400	18,995
LG Uplus Corp.	17,532	222,636
Link Net Tbk. PT*	86,800	35,166
Magyar Telekom Telecommunications plc	10,996	18,404
Netia SA	25,196	28,564
O2 Czech Republic A/S*	3,092	36,509
Ooredoo QSC	4,704	134,094
Orange Polska SA	14,950	17,834
Rostelecom PJSC	79,716	104,203
Rostelecom PJSC (Preference)	29,982	30,196
Tata Communications Ltd.	5,003	56,077
Telefonica Brasil SA (Preference)	16,800	247,683
Telekom Malaysia Bhd.	75,600	112,503
Telekomunikasi Indonesia Persero Tbk. PT	1,915,200	627,911
Telkom SA SOC Ltd.	26,090	145,775
Thaicom PCL, NVDR	554,400	291,705
TIME dotCom Bhd.	9,600	19,527
True Corp. PCL, NVDR*	396,641	75,108
Turk Telekomunikasyon A/S	9,573	17,186
		4,483,288
Electric Utilities – 1.8%
Adani Transmission Ltd.*	320,258	386,570
Celsia SA ESP	29,264	44,397
Centrais Eletricas Brasileiras SA*	11,800	65,662
Centrais Eletricas Brasileiras SA (Preference), Class B*	13,800	96,852
CESC Ltd.	79,464	1,166,823

	Shares	Value
Electric Utilities – (continued)
CEZ A/S	13,524	$236,070
Cia Energetica de Minas Gerais	1,577	4,590
Cia Energetica de Minas Gerais (Preference)	70,771	195,578
Cia Paranaense de Energia*	200	1,463
Cia Paranaense de Energia (Preference)*	6,500	59,457
CPFL Energia SA	25,643	207,786
EDP – Energias do Brasil SA*	19,407	81,843
Enea SA*	15,141	46,501
Enel Americas SA	2,506,560	496,309
Enel Chile SA	1,634,304	180,488
Energa SA	14,299	36,694
Engie Energia Chile SA	11,616	21,288
Equatorial Energia SA	8,400	150,994
Federal Grid Co. Unified Energy System PJSC	20,820,529	71,748
First Philippine Holdings Corp.	283,460	411,305
Inter RAO UES PJSC	2,860,715	203,286
Interconexion Electrica SA ESP	8,946	35,324
Korea District Heating Corp.	372	23,080
Korea Electric Power Corp.	22,680	903,891
Light SA*	92,400	635,488
Luz del Sur SAA	7,464	26,111
Manila Electric Co.	8,280	46,401
Moscow United Electric Grid Co. PJSC	17,882,197	315,016
Mosenergo PJSC	9,911,076	406,403
PGE Polska Grupa Energetyczna SA	63,322	188,113
Power Grid Corp. of India Ltd.	64,344	208,045
Public Power Corp. SA*	7,874	28,982
Reliance Infrastructure Ltd.	13,132	121,715
ROSSETI PJSC	3,116,392	52,493
RusHydro PJSC	11,901,136	186,891
Tata Power Co. Ltd. (The)	65,521	85,861
Tauron Polska Energia SA*	69,096	58,571
Tenaga Nasional Bhd.	117,600	377,642
Torrent Power Ltd.*	9,504	33,574
Transmissora Alianca de Energia Eletrica SA	2,600	19,068
		7,918,373

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – 0.7%
ABB India Ltd.	1,456	$31,904
AcBel Polytech, Inc.	3,000	2,327
Amara Raja Batteries Ltd.*	2,733	37,815
Bharat Heavy Electricals Ltd.	19,908	54,373
CG Power and Industrial Solutions Ltd.*	12,473	15,240
China High Speed Transmission Equipment Group Co. Ltd.(a)	94,000	91,371
Chung-Hsin Electric & Machinery Manufacturing Corp.	420,000	262,404
CS Wind Corp.	620	10,570
Doosan Heavy Industries & Construction Co. Ltd.	2,898	59,213
ElSewedy Electric Co.	8,798	38,916
FDG Electric Vehicles Ltd.*	630,000	29,161
GE T&D India Ltd.	2,883	15,394
Havells India Ltd.	17,370	130,660
Jiangnan Group Ltd.(a)	2,148,000	276,180
Korea Electric Terminal Co. Ltd.	144	8,998
Kung Long Batteries Industrial Co. Ltd.	5,000	25,438
LS Corp.	2,953	169,203
LS Industrial Systems Co. Ltd.	92	4,107
Schneider Electric Infrastructure Ltd.*	2,601	6,097
Shanghai Electric Group Co. Ltd., Class H* (a)	222,000	104,755
Shihlin Electric & Engineering Corp.	26,000	34,858
Suzlon Energy Ltd.*	236,827	75,838
Teco Electric and Machinery Co. Ltd.	84,000	83,246
Voltronic Power Technology Corp.	1,323	18,877
Walsin Lihwa Corp.	252,000	113,175
Welling Holding Ltd.	1,022,000	229,957
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	604,800	881,824
Zhuzhou CRRC Times Electric Co. Ltd.	20,400	105,048
		2,916,949

	Shares	Value
Electronic Equipment, Instruments & Components – 3.7%
AAC Technologies Holdings, Inc.(a)	30,000	$440,499
AU Optronics Corp.	738,000	308,203
Aurora Corp.	7,000	13,433
Boardtek Electronics Corp.	168,000	154,519
Cheng Uei Precision Industry Co. Ltd.	11,000	15,440
China Railway Signal & Communication Corp. Ltd., Class H(b)	46,008	35,966
Chin-Poon Industrial Co. Ltd.	12,000	24,500
Chroma ATE, Inc.	13,000	40,675
Chunghwa Precision Test Tech Co. Ltd.	1,000	38,945
Compeq Manufacturing Co. Ltd.	76,000	55,921
Coretronic Corp.	465,000	659,640
CyberPower Systems, Inc.	53,000	171,976
Daeduck Electronics Co.	39,379	321,151
DataTec Ltd.(a)	231,559	1,004,525
Delta Electronics Thailand PCL, NVDR	35,400	94,154
Delta Electronics, Inc.	84,000	473,302
Digital China Holdings Ltd.* (a)	90,000	74,059
E Ink Holdings, Inc.	48,000	49,001
Egis Technology, Inc.*	4,000	22,074
Elite Material Co. Ltd.	26,000	103,842
Firich Enterprises Co. Ltd.	8,582	13,312
FLEXium Interconnect, Inc.	22,047	81,842
Flytech Technology Co. Ltd.	9,235	31,527
General Interface Solution Holding Ltd.	10,000	55,848
Hana Microelectronics PCL, NVDR	22,400	27,522
HannStar Display Corp.*	98,000	26,375
Hollysys Automation Technologies Ltd.	2,100	33,684
Holy Stone Enterprise Co. Ltd.	234,000	323,029
Hon Hai Precision Industry Co. Ltd.	1,297,900	4,250,191
Iljin Materials Co. Ltd.	1,426	21,116
Inari Amertron Bhd.	86,250	41,526
Innolux Corp.	791,489	369,892
ITEQ Corp.	252,000	377,946

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
KCE Electronics PCL, NVDR	13,800	$42,489
Kingboard Chemical Holdings Ltd.	53,500	192,950
Kingboard Laminates Holdings Ltd.	48,000	57,890
Kingpak Technology, Inc.	36,000	205,230
Largan Precision Co. Ltd.	4,000	664,877
LG Display Co. Ltd.	10,459	270,230
LG Innotek Co. Ltd.	655	75,694
Lotes Co. Ltd.	66,000	254,847
Merry Electronics Co. Ltd.	6,000	35,597
Nan Ya Printed Circuit Board Corp.	11,000	9,643
Pan-International Industrial Corp.	9,000	8,397
Partron Co. Ltd.	55,608	532,672
PAX Global Technology Ltd.	33,000	20,451
Posiflex Technology, Inc.	6,616	36,072
Redington India Ltd.	276,108	535,649
Samsung Electro-Mechanics Co. Ltd.	2,604	167,284
Samsung SDI Co. Ltd.	2,268	274,058
SFA Engineering Corp.	599	41,165
Simplo Technology Co. Ltd.	17,000	56,909
Sinbon Electronics Co. Ltd.	3,253	8,033
Sunny Optical Technology Group Co. Ltd.	28,000	230,407
Synnex Technology International Corp.	84,000	91,041
Taiwan PCB Techvest Co. Ltd.	343,662	367,912
Taiwan Union Technology Corp.	252,000	452,700
Test Research, Inc.	183,000	243,527
Tong Hsing Electronic Industries Ltd.	4,000	16,970
Tongda Group Holdings Ltd.(a)	150,000	59,016
TPK Holding Co. Ltd.*	23,000	82,331
Tripod Technology Corp.	41,000	115,916
Unimicron Technology Corp.	46,000	28,358
Wah Lee Industrial Corp.	209,000	343,588
Walsin Technology Corp.	10,000	19,158

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Wasion Group Holdings Ltd.(a)	672,000	$327,466
Wintek Corp.* (c)	64,000	—
WPG Holdings Ltd.	84,000	106,493
WT Microelectronics Co. Ltd.	27,000	38,749
Yageo Corp.	29,615	104,537
Zhen Ding Technology Holding Ltd.	34,150	79,911
		15,953,852
Energy Equipment & Services – 0.2%
Bumi Armada Bhd.	132,900	24,186
China Oilfield Services Ltd., Class H	168,000	155,092
Gulf International Services QSC	2,297	16,149
Sapura Energy Bhd.	218,400	100,622
TMK PJSC	347,676	448,373
UMW Oil & Gas Corp. Bhd.*	87,700	13,738
Wison Engineering Services Co. Ltd.*	924,000	93,855
Yinson Holdings Bhd.	25,800	19,910
		871,925
Equity Real Estate Investment Trusts (REITs) – 0.9%
Arrowhead Properties Ltd.	1,102,223	727,197
Axis REIT	94,966	35,878
Capitaland Malaysia Mall Trust	72,500	24,885
Concentradora Fibra Danhos SA de CV	26,600	45,525
Concentradora Hipotecaria SAPI de CV	495,600	596,984
Emira Property Fund Ltd.	538,503	563,298
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	181,440	150,615
Fibra Uno Administracion SA de CV*	117,600	203,749
Fortress Income Fund Ltd.(a)	81,027	203,116
Fortress Income Fund Ltd., Class A	104,021	136,246
Growthpoint Properties Ltd.	101,514	194,324
Hyprop Investments Ltd.	13,370	123,313
Investec Property Fund Ltd.	8,235	9,716

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
KLCCP Stapled Group	9,500	$17,135
Macquarie Mexico Real Estate Management SA de CV*	19,200	20,872
Pavilion REIT	11,800	4,730
PLA Administradora Industrial S de RL de CV*	50,400	84,346
Prologis Property Mexico SA de CV	9,600	16,172
Redefine Properties Ltd.(a)	202,303	166,271
Resilient REIT Ltd.(a)	11,024	95,976
SA Corporate Real Estate Ltd.	105,784	43,472
Sunway REIT	39,400	15,430
Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,104	141,814
Vukile Property Fund Ltd.	44,553	63,249
Yuexiu REIT	32,000	18,844
		3,703,157
Food & Staples Retailing – 1.1%
Al Meera Consumer Goods Co. QSC	314	13,530
Almacenes Exito SA	19,693	101,635
BGF retail Co. Ltd.	1,184	113,936
Bid Corp. Ltd.	11,115	235,143
BIM Birlesik Magazalar A/S	9,744	159,167
Cencosud SA	43,176	123,097
Cia Brasileira de Distribuicao (Preference)*	8,400	188,651
CJ Freshway Corp.	708	21,404
Clicks Group Ltd.(a)	9,408	94,356
Cosco Capital, Inc.	3,477,600	567,942
CP ALL PCL, NVDR	179,920	317,292
DIXY Group PJSC*	68,712	259,208
Dongsuh Cos., Inc.	2,791	75,668
E-MART, Inc.	924	186,765
Eurocash SA	1,939	17,186
Grupo Comercial Chedraui SA de CV	9,800	20,155
GS Retail Co. Ltd.	662	30,892
Hyundai Greenfood Co. Ltd.	2,135	30,020
Magnit PJSC	2,352	362,169
Massmart Holdings Ltd.	4,015	38,768

	Shares	Value
Food & Staples Retailing – (continued)
Matahari Putra Prima Tbk. PT*	95,800	$6,792
Pick n Pay Stores Ltd.	16,296	77,317
President Chain Store Corp.	21,000	182,708
Puregold Price Club, Inc.	47,000	39,225
Raia Drogasil SA*	8,900	186,998
Robinsons Retail Holdings, Inc.	20,030	31,830
Shoprite Holdings Ltd.(a)	14,868	233,067
SPAR Group Ltd. (The)(a)	7,242	97,496
Sun Art Retail Group Ltd.	127,000	130,959
Taiwan TEA Corp.	781,000	423,233
Wal-Mart de Mexico SAB de CV	184,800	413,853
		4,780,462
Food Products – 1.5%
Agthia Group PJSC*	13,259	22,562
Alicorp SAA	18,131	43,029
Astra Agro Lestari Tbk. PT	17,111	18,486
AVI Ltd.	12,936	94,470
Binggrae Co. Ltd.	63	3,798
Biostime International Holdings Ltd.*	2,500	8,116
BRF SA*	25,800	319,556
Britannia Industries Ltd.	552	31,101
Century Pacific Food, Inc.	17,700	5,845
Charoen Pokphand Enterprise	12,000	22,631
Charoen Pokphand Foods PCL, NVDR	151,800	117,394
Charoen Pokphand Indonesia Tbk. PT	344,400	82,424
China Agri-Industries Holdings Ltd.* (a)	59,705	29,555
China Foods Ltd.	10,789	4,162
China Huishan Dairy Holdings Co. Ltd.(a) (c)	158,000	8,532
China Huiyuan Juice Group Ltd.*	24,000	8,609
China Mengniu Dairy Co. Ltd.	105,000	203,316
China Shengmu Organic Milk Ltd.* (b)	73,000	15,299
CJ CheilJedang Corp.	336	100,691
Dae Han Flour Mills Co. Ltd.	1,344	207,878
Daesang Corp.	945	19,724

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Daesang Holdings Co. Ltd.	1,814	$15,511
Dali Foods Group Co. Ltd.(b)	126,000	74,360
Dongwon F&B Co. Ltd.	79	17,773
Dongwon Industries Co. Ltd.	73	21,652
Dutch Lady Milk Industries Bhd.	2,600	34,499
Easy Bio, Inc.	39,060	216,943
Felda Global Ventures Holdings Bhd.	75,600	37,095
Genting Plantations Bhd.	12,700	33,410
GlaxoSmithKline Consumer Healthcare Ltd.	270	21,482
Great Wall Enterprise Co. Ltd.	27,800	26,905
Gruma SAB de CV, Class B	6,300	83,450
Grupo Bimbo SAB de CV, Series A	58,800	142,773
Grupo Herdez SAB de CV	13,014	28,692
Grupo Lala SAB de CV(a)	9,600	17,260
Grupo Nutresa SA	13,860	114,618
IJM Plantations Bhd.	26,800	19,015
Indofood CBP Sukses Makmur Tbk. PT	54,000	35,550
Indofood Sukses Makmur Tbk. PT	159,600	100,281
Industrias Bachoco SAB de CV, Series B	7,300	32,319
IOI Corp. Bhd.	92,400	97,700
Japfa Comfeed Indonesia Tbk. PT	365,800	40,205
JBS SA	75,600	242,247
Kernel Holding SA	4,004	71,183
Khon Kaen Sugar Industry PCL, NVDR	273,504	42,698
KRBL Ltd.*	2,726	18,654
Kuala Lumpur Kepong Bhd.	21,100	119,183
Leyou Technologies Holdings Ltd.*	90,000	18,515
Lien Hwa Industrial Corp.	49,200	44,600
Lotte Confectionery Co. Ltd.	420	75,666
Lotte Food Co. Ltd.	62	34,980
M Dias Branco SA*	3,000	45,720
Maeil Dairy Industry Co. Ltd.(c)	546	25,911
Marfrig Global Foods SA*	14,400	31,962

	Shares	Value
Food Products – (continued)
Minerva SA	126,000	$399,018
Namchow Chemical Industrial Co. Ltd.	17,000	34,371
Namyang Dairy Products Co. Ltd.	35	26,667
Nestle India Ltd.	924	96,203
Nestle Malaysia Bhd.	2,200	41,557
Nong Shim Holdings Co. Ltd.	48	4,556
NongShim Co. Ltd.	253	70,482
Oceana Group Ltd.	987	7,332
Orion Corp.	168	99,805
Ottogi Corp.	69	44,690
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	62,400	6,531
Pioneer Foods Group Ltd.	3,591	44,234
PPB Group Bhd.	20,600	80,198
Pulmuone Co. Ltd.	1,932	220,722
QL Resources Bhd.	38,100	41,690
Salim Ivomas Pratama Tbk. PT	3,956,400	188,485
Samyang Corp.	248	21,010
Samyang Holdings Corp.	310	34,463
Sao Martinho SA	3,000	16,497
Sawit Sumbermas Sarana Tbk. PT	15,300	2,009
SPC Samlip Co. Ltd.	191	35,333
Standard Foods Corp.	12,974	32,036
Tata Global Beverages Ltd.	7,341	17,471
Tenwow International Holdings Ltd.	756,000	158,441
Thai Union Group PCL, NVDR	142,800	87,934
Thai Vegetable Oil PCL, NVDR	15,570	16,430
Tiger Brands Ltd.	6,972	210,430
Tingyi Cayman Islands Holding Corp.	66,000	84,775
Tongaat Hulett Ltd.	2,286	20,625
Ulker Biskuvi Sanayi A/S	7,590	43,100
Uni-President China Holdings Ltd.(a)	88,000	61,778
Uni-President Enterprises Corp.	197,000	363,690
Universal Robina Corp.	33,280	114,563
Want Want China Holdings Ltd.(a)	252,000	181,445

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Wei Chuan Foods Corp.*	289,000	$177,206
Yashili International Holdings Ltd.	34,000	5,945
		6,441,712
Gas Utilities – 0.4%
Aygaz A/S	5,207	20,762
China Gas Holdings Ltd.	75,640	118,650
China Resources Gas Group Ltd.	32,000	108,003
E1 Corp.	3,024	154,668
Empresa de Energia de Bogota SA ESP	65,205	40,740
ENN Energy Holdings Ltd.	26,000	141,073
GAIL India Ltd.	16,574	109,227
Gas Malaysia Bhd.	20,300	14,450
Great Taipei Gas Co. Ltd.	31,000	25,841
Gujarat State Petronet Ltd.	28,924	81,381
Infraestructura Energetica Nova SAB de CV	21,200	98,237
Korea Gas Corp.*	2,688	110,081
Perusahaan Gas Negara Persero Tbk.*	907,200	165,391
Petronas Gas Bhd.	16,800	71,519
Samchully Co. Ltd.	3,601	335,448
Towngas China Co. Ltd.*	54,000	32,285
		1,627,756
Health Care Equipment & Supplies – 0.1%
Bioteque Corp.	1,000	3,192
Boditech Med, Inc.	1,432	24,288
DIO Corp.*	666	20,602
Ginko International Co. Ltd.	2,000	16,473
Hartalega Holdings Bhd.	9,400	10,611
Huons Global Co. Ltd.	437	12,846
InBody Co. Ltd.	1,280	30,034
Interojo Co. Ltd.	868	29,864
i-SENS, Inc.	942	24,421
Lifetech Scientific Corp.*	82,000	21,086
Lutronic Corp.	1,794	22,861
Microport Scientific Corp.*	11,000	7,666
Osstem Implant Co. Ltd.*	96	4,455

	Shares	Value
Health Care Equipment & Supplies – (continued)
Pihsiang Machinery Manufacturing Co. Ltd.*	5,000	$9,612
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	64,000	46,657
St Shine Optical Co. Ltd.	1,000	19,356
Suheung Co. Ltd.	550	18,053
Top Glove Corp. Bhd.	14,800	15,581
Value Added Technologies Co. Ltd.	510	13,087
Vieworks Co. Ltd.	760	44,014
Yestar Healthcare Holdings Co. Ltd.	60,000	30,010
		424,769
Health Care Providers & Services – 0.4%
Apollo Hospitals Enterprise Ltd.*	2,124	40,718
Bangkok Chain Hospital PCL, NVDR	110,900	42,000
Bangkok Dusit Medical Services PCL, NVDR	134,400	78,876
Banmedica SA	16,561	37,254
Bumrungrad Hospital PCL, NVDR	20,200	102,489
Chabiotech Co. Ltd.*	384	4,320
China Resources Phoenix Healthcare Holdings Co. Ltd.*	7,000	8,991
Chularat Hospital PCL, NVDR	157,300	10,823
Fleury SA	3,600	59,805
Fortis Healthcare Ltd.*	9,651	33,050
IHH Healthcare Bhd.	84,000	119,585
KPJ Healthcare Bhd.	25,006	24,194
Life Healthcare Group Holdings Ltd.	70,187	150,666
Medicare Group	16,848	448,811
Medipost Co. Ltd.*	336	17,835
Mitra Keluarga Karyasehat Tbk. PT	98,000	18,675
Netcare Ltd.	57,120	113,141
Odontoprev SA	12,500	44,587
Qualicorp SA	6,900	48,534

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	145,740	$148,457
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	22,300	59,065
Siloam International Hospitals Tbk. PT*	25,650	26,364
Sinopharm Group Co. Ltd., Class H	45,200	202,825
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	62,000	53,012
Vibhavadi Medical Center PCL, NVDR	382,700	31,643
		1,925,720
Health Care Technology – 0.0%(d)
Alibaba Health Information Technology Ltd.*	86,000	33,504
Hotels, Restaurants & Leisure – 0.5%
Alsea SAB de CV	25,300	89,174
Ambassador Hotel (The)	24,000	18,574
AmRest Holdings SE*	411	38,916
Bloomberry Resorts Corp.*	100,000	18,013
Central Plaza Hotel PCL	14,100	14,165
China Travel International Investment Hong Kong Ltd.	172,200	49,816
DXB Entertainments PJSC*	155,314	40,805
Emerson Pacific, Inc.*	329	8,732
Famous Brands Ltd.	6,157	68,127
Formosa International Hotels Corp.	1,311	6,865
Genting Bhd.	92,400	209,449
Genting Malaysia Bhd.	111,300	150,502
Gourmet Master Co. Ltd.	2,100	21,090
Grand Korea Leisure Co. Ltd.	1,040	19,833
Haichang Ocean Park Holdings Ltd.* (b)	134,000	28,773
Hana Tour Service, Inc.	489	36,270
Imperial Pacific International Holdings Ltd.*	1,250,000	21,697
Indian Hotels Co. Ltd. (The)	22,940	45,769
Jollibee Foods Corp.	13,430	56,446

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Jubilant Foodworks Ltd.	722	$11,696
Kangwon Land, Inc.	4,536	144,104
Magnum Bhd.	16,900	8,176
Mahindra Holidays & Resorts India Ltd.	4,236	29,645
Max’s Group, Inc.	17,700	8,236
Minor International PCL, NVDR	100,800	108,552
MK Restaurants Group PCL, NVDR	1,500	2,656
Modetour Network, Inc.	741	25,722
OPAP SA	11,172	110,708
Orbis SA	2,013	45,123
Paradise Co. Ltd.	1,338	16,580
Premium Leisure Corp.	289,000	9,023
Shinsegae Food Co. Ltd.	120	16,399
Sun International Ltd.(a)	121,560	662,580
Thomas Cook India Ltd.	3,534	11,193
Travellers International Hotel Group, Inc.	190,000	12,549
Tsogo Sun Holdings Ltd.	16,629	31,248
Wowprime Corp.	2,133	10,781
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	31,000	26,386
		2,234,373
Household Durables – 0.7%
AmTRAN Technology Co. Ltd.	62,000	45,106
Arcelik A/S	15,372	102,516
Basso Industry Corp.	3,000	8,561
Coway Co. Ltd.	2,268	200,311
Crompton Greaves Consumer Electricals Ltd.*	15,571	53,239
Cuckoo Electronics Co. Ltd.	79	9,060
Cyrela Brazil Realty SA Empreendimentos e Participacoes*	8,700	35,792
Haier Electronics Group Co. Ltd.	84,000	195,054
Hanssem Co. Ltd.	588	113,683
Hyundai Livart Furniture Co. Ltd.	1,506	37,653
Kinpo Electronics	1,470,000	550,562
LG Electronics, Inc.	8,988	545,804
LG Electronics, Inc. (Preference)	690	17,797

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
MRV Engenharia e Participacoes SA	33,600	$166,592
Nien Made Enterprise Co. Ltd.	5,000	50,628
PIK Group PJSC*	10,520	53,197
Skyworth Digital Holdings Ltd.	185,750	107,950
Symphony Ltd.	1,272	28,449
Tatung Co. Ltd.*	168,000	61,529
TCL Multimedia Technology Holdings Ltd.*	44,000	21,781
TTK Prestige Ltd.*	202	19,692
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	15,211
Videocon Industries Ltd.*	11,388	18,393
Whirlpool of India Ltd.*	2,289	43,079
Wuxi Little Swan Co. Ltd., Class B	109,200	447,749
Yuxing InfoTech Investment Holdings Ltd.*	102,000	16,000
Zeng Hsing Industrial Co. Ltd.	4,000	20,086
		2,985,474
Household Products – 0.2%
Hindustan Unilever Ltd.	29,392	427,173
Jyothy Laboratories Ltd.	618	3,843
Kimberly-Clark de Mexico SAB de CV, Class A	67,200	142,277
Unilever Indonesia Tbk. PT	42,000	140,221
Vinda International Holdings Ltd.	7,000	14,220
		727,734
Independent Power and Renewable Electricity Producers –1.7%
Aboitiz Power Corp.	109,237	92,916
Adani Power Ltd.*	12,059	6,186
AES Gener SA	127,863	48,617
AES Tiete Energia SA (Preference)	30	25
AES Tiete SA	2	2
AES Tiete SA-UNIT	5,573	23,381
Aksa Enerji Uretim A/S*	23,830	20,050
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,352,000	713,685

	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
CGN New Energy Holdings Co. Ltd.	1,344,000	$198,726
CGN Power Co. Ltd., Class H(b)	420,000	126,904
China Jinjiang Environment Holding Co. Ltd.*	677,600	441,165
China Longyuan Power Group Corp. Ltd., Class H	252,000	194,082
China Power International Development Ltd.	290,000	108,132
China Power New Energy Development Co. Ltd.	551,000	336,513
China Resources Power Holdings Co. Ltd.	128,420	231,493
Cia Energetica de Sao Paulo (Preference), Class B	16,800	94,378
Colbun SA	138,415	30,657
Datang International Power Generation Co. Ltd., Class H	3,528,000	1,052,383
Electricity Generating PCL, NVDR	9,400	59,786
Enel Generacion Chile SA	131,460	100,714
Energy Development Corp.	273,600	33,019
Engie Brasil Energia SA	9,500	102,104
First Gen Corp.	160,039	68,865
Glow Energy PCL, NVDR	19,000	45,042
Huadian Fuxin Energy Corp. Ltd., Class H	3,192,000	738,742
Huadian Power International Corp. Ltd., Class H	2,016,000	850,201
Huaneng Power International, Inc., Class H	342,000	236,133
Huaneng Renewables Corp. Ltd., Class H	396,000	138,491
JSW Energy Ltd.	24,223	25,247
Lopez Holdings Corp.	2,343,600	360,698
Malakoff Corp. Bhd.	105,400	30,593
NHPC Ltd.	204,708	101,033
NTPC Ltd.	82,824	211,791
Ratchaburi Electricity Generating Holding PCL, NVDR	21,400	30,934
Reliance Power Ltd.*	43,613	33,152

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
Renova Energia SA	3,397	$6,478
SPCG PCL, NVDR	453,800	272,883
Superblock PCL, NVDR*	243,200	10,617
		7,175,818
Industrial Conglomerates – 1.7%
Aamal Co.	2,724	9,920
Aboitiz Equity Ventures, Inc.	83,470	128,300
Aditya Birla Nuvo Ltd.	2,344	60,486
Alfa SAB de CV, Class A	134,400	183,211
Alliance Global Group, Inc.	95,100	28,169
ALUKO Co. Ltd.	46,956	179,917
AntarChile SA	11,088	136,354
Beijing Enterprises Holdings Ltd.	44,000	214,978
Berli Jucker PCL	500	629
Berli Jucker PCL, NVDR	49,900	62,754
Bidvest Group Ltd. (The)	10,970	130,742
Boustead Holdings Bhd.	78,120	47,149
CITIC Ltd.	588,000	852,793
CJ Corp.	588	96,631
DMCI Holdings, Inc.	117,300	30,191
Dogan Sirketler Grubu Holding A/S*	43,291	9,014
Doosan Corp.	1,119	95,684
Enka Insaat ve Sanayi A/S	59,430	91,308
Far Eastern New Century Corp.	336,000	282,868
Fosun International Ltd.(a)	210,000	318,069
Grupo Carso SAB de CV, Series A1	16,800	76,600
Grupo Industrial Saltillo SAB de CV	7,300	14,536
Grupo KUO SAB de CV, Series B	14,400	29,513
Hanwha Corp.	3,730	130,955
HAP Seng Consolidated Bhd.	12,800	26,154
Harim Holdings Co. Ltd.	37,762	132,909
Hosken Consolidated Investments Ltd.	61,152	632,732
Industries Qatar QSC	6,324	181,142
JG Summit Holdings, Inc.	134,620	226,859
KAP Industrial Holdings Ltd.	19,548	13,686

	Shares	Value
Industrial Conglomerates – (continued)
KOC Holding A/S	43,428	$204,079
Kolon Corp.	7,812	429,080
LG Corp.	11,172	663,703
LT Group, Inc.	54,200	17,313
MMC Corp. Bhd.	34,200	19,932
Mytilineos Holdings SA*	6,072	45,690
Quinenco SA	44,102	119,811
Reunert Ltd.	5,407	28,643
Samsung C&T Corp.	3,780	410,256
San Miguel Corp.	43,680	96,163
Shanghai Industrial Holdings Ltd.	36,000	113,866
Siemens Ltd.	1,779	36,295
Sigdo Koppers SA	23,951	34,374
Sime Darby Bhd.	111,478	239,597
SK Holdings Co. Ltd.	1,562	332,881
SM Investments Corp.	18,480	269,257
Turkiye Sise ve Cam Fabrikalari A/S	31,664	39,739
Yazicilar Holding A/S, Class A	4,309	27,888
		7,552,820
Insurance – 2.8%
Allianz Malaysia Bhd.	58,800	155,500
Anadolu Hayat Emeklilik A/S	10,968	16,697
Bajaj Finserv Ltd.*	1,281	91,115
Bangkok Life Assurance PCL, NVDR	13,540	18,887
BB Seguridade Participacoes SA	29,300	272,959
Cathay Financial Holding Co. Ltd.	756,000	1,212,767
China Life Insurance Co. Ltd.	336,000	312,936
China Life Insurance Co. Ltd., Class H	298,000	906,159
China Pacific Insurance Group Co. Ltd., Class H	117,600	434,713
China Reinsurance Group Corp., Class H	504,000	115,995
China Taiping Insurance Holdings Co. Ltd.*	117,600	293,337
Discovery Ltd.(a)	16,212	162,075
Dongbu Insurance Co. Ltd.	4,620	276,088

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Hanwha General Insurance Co. Ltd.	50,064	$326,017
Hanwha Life Insurance Co. Ltd.	25,489	137,760
Hyundai Marine & Fire Insurance Co. Ltd.	4,969	160,262
KB Insurance Co. Ltd.	3,386	97,304
Korean Reinsurance Co.	12,684	125,959
Liberty Holdings Ltd.	7,423	59,622
LPI Capital Bhd.	12,306	49,723
Max Financial Services Ltd.	2,832	28,875
Mercuries & Associates Holding Ltd.	475,500	379,820
Mercuries Life Insurance Co. Ltd.*	35,000	17,923
Meritz Fire & Marine Insurance Co. Ltd.	1,700	26,443
Mirae Asset Life Insurance Co. Ltd.	85,932	422,146
MMI Holdings Ltd.(a)	80,487	140,181
New China Life Insurance Co. Ltd., Class H	67,200	332,218
People’s Insurance Co. Group of China Ltd. (The), Class H	672,000	277,352
PICC Property & Casualty Co. Ltd., Class H	393,634	633,657
Ping An Insurance Group Co. of China Ltd., Class H	440,000	2,477,901
Porto Seguro SA*	3,700	33,232
Powszechny Zaklad Ubezpieczen SA	28,056	309,388
Qatar Insurance Co. SAQ	6,320	123,231
Rand Merchant Investment Holdings Ltd.	42,756	134,014
Samsung Fire & Marine Insurance Co. Ltd.	1,680	395,676
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	108	17,037
Samsung Life Insurance Co. Ltd.	3,612	347,582
Sanlam Ltd.	70,812	375,071
Santam Ltd.	665	12,290
Shin Kong Financial Holding Co. Ltd.	840,000	224,122

	Shares	Value
Insurance – (continued)
Sul America SA	23,143	$122,849
Syarikat Takaful Malaysia Bhd.	19,900	18,337
Tongyang Life Insurance Co. Ltd.	1,754	15,491
		12,090,711
Internet & Direct Marketing Retail – 0.0%(d)
B2W Cia Digital*	5,926	24,788
B2W Cia Digital*	1,903	7,811
CJ O Shopping Co. Ltd.	279	46,855
Cogobuy Group* (b)	10,000	14,400
GS Home Shopping, Inc.	85	15,201
Hyundai Home Shopping Network Corp.	35	3,753
Interpark Corp.	1,402	13,245
Interpark Holdings Corp.	1,875	8,849
NS Shopping Co. Ltd.(c)	69	10,308
		145,210
Internet Software & Services – 1.9%
Addcn Technology Co. Ltd.	1,341	10,023
Ahnlab, Inc.	620	39,503
Daou Technology, Inc.	2,046	37,309
HC International, Inc.*	40,000	35,384
Info Edge India Ltd.	1,000	12,988
Kakao Corp.	1,344	106,774
NAVER Corp.	1,176	826,786
PChome Online, Inc.	5,427	46,408
SINA Corp.*	2,200	168,982
Sohu.com, Inc.* (a)	1,700	65,960
Tencent Holdings Ltd.	222,100	6,950,664
Tian Ge Interactive Holdings Ltd.* (b)	48,000	34,993
		8,335,774
IT Services – 0.8%
Chinasoft International Ltd.*	118,000	71,004
Cielo SA	50,400	379,717
eClerx Services Ltd.	1,429	28,883
EOH Holdings Ltd.	3,031	32,034
HCL Technologies Ltd.	25,368	321,034
Hexaware Technologies Ltd.	12,753	45,804
HNA Holding Group Co. Ltd.*	310,000	10,961

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Infosys Ltd.	80,808	$1,154,337
Kginicis Co. Ltd.	1,317	13,252
Mindtree Ltd.	1,955	14,748
Mphasis Ltd.	1,440	12,004
My EG Services Bhd.	13,800	6,771
Nan Hai Corp. Ltd.*	600,000	20,444
NHN KCP Corp.*	970	11,551
Persistent Systems Ltd.	4,942	44,995
Posco ICT Co. Ltd.	4,677	28,196
Samsung SDS Co. Ltd.	1,764	213,156
SONDA SA	7,485	12,773
Systex Corp.	16,000	32,137
Tata Consultancy Services Ltd.	18,648	658,941
Tech Mahindra Ltd.	20,328	131,754
TravelSky Technology Ltd., Class H	31,000	81,710
Vakrangee Ltd.	11,745	62,468
Wipro Ltd.	28,560	219,428
		3,608,102
Leisure Products – 0.1%
Giant Manufacturing Co. Ltd.	11,000	66,537
Goodbaby International Holdings Ltd.	48,000	21,786
HLB, Inc.*	2,583	31,326
Johnson Health Tech Co. Ltd.	9,090	12,654
KMC Kuei Meng International, Inc.	2,158	10,443
Merida Industry Co. Ltd.	7,350	39,465
Topkey Corp.	9,192	33,208
		215,419
Life Sciences Tools & Services – 0.0%(d)
Divi’s Laboratories Ltd.*	4,963	48,480
Machinery – 1.1%
AIA Engineering Ltd.	1,599	37,458
Airtac International Group	6,494	74,258
Ashok Leyland Ltd.	75,432	100,138
BEML Ltd.	768	16,748
China Conch Venture Holdings Ltd.	84,000	167,405

	Shares	Value
Machinery – (continued)
China International Marine Containers Group Co. Ltd., Class H	60,492	$104,222
CIMC Enric Holdings Ltd.	686,000	400,440
CRRC Corp. Ltd., Class H(a)	168,000	163,949
CSBC Corp. Taiwan	24,000	11,176
CSSC Offshore and Marine Engineering Group Co. Ltd., Class H	336,000	670,484
Cummins India Ltd.	2,089	32,376
Daewoo Shipbuilding & Marine Engineering Co. Ltd.* (c)	502	19,764
Doosan Infracore Co. Ltd.*	11,424	94,773
Eicher Motors Ltd.*	588	238,271
Escorts Ltd.	1,997	16,996
Haitian International Holdings Ltd.	30,000	73,519
Hanjin Heavy Industries & Construction Co. Ltd.*	76,875	228,348
Hiwin Technologies Corp.	9,772	62,348
Hy-Lok Corp.	601	11,831
Hyundai Elevator Co. Ltd.	547	29,948
Hyundai Heavy Industries Co. Ltd.* (c)	1,968	285,368
Hyundai Mipo Dockyard Co. Ltd.*	864	70,311
Hyundai Rotem Co. Ltd.*	1,857	34,189
King Slide Works Co. Ltd.	3,000	46,187
Kinik Co.	18,000	41,941
Lakshmi Machine Works Ltd.	148	10,735
Lonking Holdings Ltd.	186,000	51,895
Marcopolo SA (Preference)*	14,700	10,983
Otokar Otomotiv Ve Savunma Sanayi A.S.	706	26,363
Rechi Precision Co. Ltd.	273,969	296,934
Samsung Heavy Industries Co. Ltd.*	12,311	116,846
San Shing Fastech Corp.	4,400	7,846
Sany Heavy Equipment International Holdings Co. Ltd.*	164,000	32,051
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	259,229	548,529

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	93,000	$48,453
Shin Zu Shing Co. Ltd.	1,000	2,774
Sinotruk Hong Kong Ltd.(a)	11,000	7,651
SKF India Ltd.	1,144	30,346
Syncmold Enterprise Corp.	168,000	372,517
Thermax Ltd.	2,214	35,500
Turk Traktor ve Ziraat Makineleri A/S	923	20,246
WEG SA	33,600	185,710
Weichai Power Co. Ltd., Class H(a)	32,000	51,924
Yungtay Engineering Co. Ltd.	16,000	26,516
		4,916,267
Marine – 1.0%
Cia Sud Americana de Vapores SA*	13,707,456	537,975
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,512,000	826,224
COSCO SHIPPING Holdings Co. Ltd., Class H*	3,108,000	1,358,680
Evergreen Marine Corp. Taiwan Ltd.*	168,000	74,058
Grindrod Ltd.* (a)	19,248	17,287
Hyundai Merchant Marine Co. Ltd.*	4,830	36,716
Korea Line Corp.*	16,548	351,203
MISC Bhd.	50,400	85,103
Pan Ocean Co. Ltd.*	5,569	25,498
Qatar Navigation QSC	4,872	94,328
Sincere Navigation Corp.	33,000	22,969
Sinotrans Shipping Ltd.*	1,554,000	349,660
Thoresen Thai Agencies PCL, NVDR*	46,419	12,279
U-Ming Marine Transport Corp.	33,000	33,415
Wan Hai Lines Ltd.	32,000	17,712
Wisdom Marine Lines Co. Ltd.*	420,000	452,421
Yang Ming Marine Transport Corp.* (c)	33,644	6,858
		4,302,386

	Shares	Value
Media – 1.4%
Alibaba Pictures Group Ltd.* (a)	350,000	$56,702
Astro Malaysia Holdings Bhd.	55,200	34,333
BEC World PCL, NVDR	28,400	15,354
Cheil Worldwide, Inc.	1,603	25,991
CJ CGV Co. Ltd.	240	18,033
CJ E&M Corp.	691	48,884
Cyfrowy Polsat SA*	13,692	85,690
Dish TV India Ltd.*	17,517	25,896
Global Mediacom Tbk. PT	7,560,000	303,444
Grupo Televisa SAB	100,800	485,098
Hyundai Hy Communications & Network Co. Ltd.	64,335	221,065
IHQ, Inc.*	5,251	8,099
IMAX China Holding, Inc.* (b)	1,900	8,941
Innocean Worldwide, Inc.	410	23,024
KT Skylife Co. Ltd.	2,187	31,136
Loen Entertainment, Inc.	236	18,230
Major Cineplex Group PCL, NVDR	25,300	25,600
Media Nusantara Citra Tbk. PT	246,500	33,751
Megacable Holdings SAB de CV	6,900	25,974
MNC Investama Tbk. PT*	24,082,800	216,816
Multiplus SA	3,500	42,727
Naspers Ltd., Class N(a)	17,919	3,398,769
Network 18 Media & Investments Ltd.*	27,440	21,029
Phoenix Satellite Television Holdings Ltd.	20,000	3,420
Plan B Media PCL, NVDR	68,200	10,548
PVR Ltd.	2,583	64,770
SBS Media Holdings Co. Ltd.	8,899	22,367
SHOWBOX Corp.	1,985	9,559
SM Entertainment Co.*	143	3,248
SMI Holdings Group Ltd.	256,014	22,384
Smiles SA	3,400	73,754
Star Media Group Bhd.	20,000	10,827
Sun TV Network Ltd.	3,716	53,244
Surya Citra Media Tbk. PT	127,049	27,261
TV18 Broadcast Ltd.*	39,466	25,644
VGI Global Media PCL, NVDR	70,796	10,111
Wisdom Sports Group*	71,000	14,789

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Woongjin Thinkbig Co. Ltd.*	31,164	$242,104
YG Entertainment, Inc.	947	25,133
Zee Entertainment Enterprises Ltd.	22,260	182,305
		5,976,054
Metals & Mining – 3.5%
African Rainbow Minerals Ltd.	5,764	36,392
Alrosa PJSC	103,236	177,714
Aluminum Corp. of China Ltd., Class H*	224,000	110,307
Aneka Tambang Persero Tbk. PT*	522,310	27,234
Anglo American Platinum Ltd.*	1,650	40,691
AngloGold Ashanti Ltd.	18,732	211,607
Assore Ltd.	1,776	28,630
Bradespar SA (Preference)	6,900	42,494
CAP SA	88,872	928,991
China Hongqiao Group Ltd.(a) (c)	118,500	107,415
China Metal Products	336,000	329,084
China Metal Recycling Holdings Ltd.* (c)	51,000	—
China Molybdenum Co. Ltd., Class H	172,200	52,473
China Steel Corp.	504,000	404,256
China Zhongwang Holdings Ltd.(a)	53,200	24,146
Chung Hung Steel Corp.*	1,028,000	308,696
Cia Minera Milpo SAA*	41,416	51,698
Cia Siderurgica Nacional SA*	54,300	130,708
Dongkuk Steel Mill Co. Ltd.	8,258	80,555
Eregli Demir ve Celik Fabrikalari TAS	150,562	275,810
Ezz Steel*	17,574	18,908
Feng Hsin Steel Co. Ltd.	26,000	43,949
Gerdau SA	12,700	38,154
Gerdau SA (Preference)	30,782	94,209
Gloria Material Technology Corp.	588,000	382,957
Gold Fields Ltd.(a)	63,359	207,114
Grupa Kety SA	245	26,923

	Shares	Value
Metals & Mining – (continued)
Grupo Mexico SAB de CV, Series B	142,800	$416,637
Harmony Gold Mining Co. Ltd.	29,953	64,858
Hindalco Industries Ltd.	78,938	244,618
Honbridge Holdings Ltd.*	112,000	12,528
Hyundai Steel Co.	7,152	345,061
Impala Platinum Holdings Ltd.* (a)	26,600	85,362
Industrias Penoles SAB de CV	3,780	91,255
Jastrzebska Spolka Weglowa SA*	1,794	36,192
Jenax, Inc.*	705	14,869
Jiangxi Copper Co. Ltd., Class H	39,000	60,875
Jindal Steel & Power Ltd.*	417,168	739,269
JSW Steel Ltd.	37,800	116,931
KGHM Polska Miedz SA	5,880	186,496
KISCO Corp.	4,704	155,022
KISWIRE Ltd.	7,896	262,298
Korea Zinc Co. Ltd.	504	188,463
Koza Altin Isletmeleri A/S*	3,880	21,083
Krakatau Steel Persero Tbk. PT*	4,624,433	201,228
Kumba Iron Ore Ltd.*	2,276	29,600
Magnitogorsk Iron & Steel OJSC	99,029	58,912
Mechel PJSC*	227,724	710,305
Mechel PJSC (Preference)	102,358	209,769
Metalurgica Gerdau SA (Preference)*	50,400	72,005
Minera Frisco SAB de CV, Class A1*	30,500	19,270
MMC Norilsk Nickel PJSC	1,935	296,973
MMC Norilsk Nickel PJSC, ADR	8,400	129,234
MMG Ltd.*	132,000	45,145
MOIL Ltd.	5,400	26,463
National Aluminium Co. Ltd.	27,956	29,899
Nickel Asia Corp.	101,064	12,642
NMDC Ltd.	18,561	36,787
Northam Platinum Ltd.*	11,624	43,165
Novolipetsk Steel PJSC	71,904	135,940
Philex Mining Corp.	66,900	11,809

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Poongsan Corp.	2,520	$86,480
Poongsan Holdings Corp.	4,452	186,625
POSCO	6,972	1,638,993
Press Metal Bhd.	84,960	57,345
Seah Besteel Corp.	761	18,659
SeAH Steel Corp.	4,368	372,733
Severstal PJSC	12,399	168,821
Severstal PJSC, GDR	2,805	38,372
Shougang Fushan Resources Group Ltd.	138,000	25,373
Sibanye Gold Ltd.(a)	29,271	59,160
Stalprodukt SA	1,932	268,754
Steel Authority of India Ltd.*	35,722	33,512
TA Chen Stainless Pipe	63,860	35,136
Tata Steel Ltd.	9,781	68,306
Ton Yi Industrial Corp.	46,000	22,260
Tung Ho Steel Enterprise Corp.	32,000	25,826
Usinas Siderurgicas de Minas Gerais SA*	6,900	18,939
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A*	14,700	19,577
Vale Indonesia Tbk. PT*	129,900	21,635
Vale SA*	50,400	429,191
Vale SA (Preference)*	84,000	687,483
Vedanta Ltd.	95,004	359,680
Volcan Cia Minera SAA, Class B	2,974,356	788,395
Yeong Guan Energy Technology Group Co. Ltd.	102,425	310,626
Yieh Phui Enterprise Co. Ltd.*	188,702	77,242
Young Poong Corp.	84	69,612
Zhaojin Mining Industry Co. Ltd., Class H	47,000	40,851
Zijin Mining Group Co. Ltd., Class H	338,000	119,511
		15,341,175
Multiline Retail – 0.6%
Aeon Co. M Bhd.	10,800	6,170
El Puerto de Liverpool SAB de CV, Class C1	9,950	76,144

	Shares	Value
Multiline Retail – (continued)
Far Eastern Department Stores Ltd.	57,012	$30,139
Future Retail Ltd.*	3,948	19,191
Golden Eagle Retail Group Ltd.	14,000	21,313
Gwangju Shinsegae Co. Ltd.	578	130,290
Hyundai Department Store Co. Ltd.	1,428	135,534
Intime Retail Group Co. Ltd.	96,000	121,581
Lojas Americanas SA*	5,250	22,452
Lojas Americanas SA (Preference)*	33,600	175,941
Lojas Renner SA	25,200	232,400
Lotte Shopping Co. Ltd.	697	160,790
Matahari Department Store Tbk. PT	120,100	131,552
Poya International Co. Ltd.	4,120	56,261
Ripley Corp. SA	1,076,796	783,513
Robinson Department Store PCL, NVDR*	16,300	29,452
SACI Falabella	46,620	373,118
Shinsegae, Inc.	588	105,674
Taiwan FamilyMart Co. Ltd.	2,000	13,622
Woolworths Holdings Ltd.(a)	33,520	181,578
		2,806,715
Multi-Utilities – 0.1%
Qatar Electricity & Water Co. QSC	1,359	77,629
Tianjin Development Holdings Ltd.	486,000	305,564
YTL Corp. Bhd.	302,400	102,402
YTL Power International Bhd.	379,460	131,994
		617,589
Oil, Gas & Consumable Fuels – 5.6%
Adaro Energy Tbk. PT	663,600	88,370
Bangchak Corp. PCL, NVDR	10,400	9,621
Banpu PCL, NVDR	34,300	19,039
Bashneft PJSC	2,728	151,877
Bashneft PJSC (Preference)	2,856	63,140
Bharat Petroleum Corp. Ltd.	19,824	221,645
Cairn India Ltd.(c)	17,353	72,199
Chennai Petroleum Corp. Ltd.	43,260	256,177

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
China Coal Energy Co. Ltd., Class H	168,000	$81,650
China Petroleum & Chemical Corp., Class H	1,008,000	816,504
China Shenhua Energy Co. Ltd., Class H	294,000	685,712
CNOOC Ltd.	672,000	783,671
Coal India Ltd.	57,372	246,727
Cosan SA Industria e Comercio	8,400	96,820
Dana Gas PJSC*	410,879	49,220
Ecopetrol SA	406,560	187,244
Empresas COPEC SA	22,260	249,208
Energy Absolute PCL, NVDR	96,900	75,637
Esso Thailand PCL, NVDR*	1,395,900	472,160
Exxaro Resources Ltd.	14,012	119,226
Formosa Petrochemical Corp.	84,000	293,726
Gazprom PJSC	913,122	2,190,955
Gazprom PJSC, ADR	73,857	350,821
Great Eastern Shipping Co. Ltd. (The)	59,563	407,302
Grupa Lotos SA*	6,385	99,513
GS Holdings Corp.	4,368	227,632
Hankook Shell Oil Co. Ltd.	56	19,833
Hellenic Petroleum SA	6,163	35,502
Hindustan Petroleum Corp. Ltd.	36,990	308,288
Indian Oil Corp. Ltd.	39,480	270,063
Indo Tambangraya Megah Tbk. PT	411,600	590,581
Inner Mongolia Yitai Coal Co. Ltd., Class B	34,500	37,122
IRPC PCL, NVDR	788,200	127,607
Kunlun Energy Co. Ltd.(a)	336,000	303,705
Lubelski Wegiel Bogdanka SA*	588	10,990
LUKOIL PJSC	37,800	1,869,004
Mangalore Refinery & Petrochemicals Ltd.*	8,266	17,167
MOL Hungarian Oil & Gas plc	5,208	392,346
Motor Oil Hellas Corinth Refineries SA	5,964	101,119
Novatek PJSC	27,300	333,100
Oil & Natural Gas Corp. Ltd.	110,880	321,540

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Oil India Ltd.	15,252	$77,564
PetroChina Co. Ltd., Class H	840,000	591,857
Petroleo Brasileiro SA*	126,000	564,455
Petroleo Brasileiro SA (Preference)*	168,000	729,499
Petron Corp.	140,600	25,635
Petronas Dagangan Bhd.	8,500	47,111
Petronet LNG Ltd.	15,288	100,704
Polski Koncern Naftowy ORLEN SA	25,731	769,039
Polskie Gornictwo Naftowe i Gazownictwo SA	155,484	265,203
PTT Exploration & Production PCL	469	1,319
PTT Exploration & Production PCL, NVDR	66,731	187,615
PTT PCL, NVDR	75,600	850,199
Qatar Fuel QSC	1,013	35,609
Qatar Gas Transport Co. Ltd.	6,510	35,578
Reliance Industries Ltd.*	64,596	1,400,969
Rosneft Oil Co. PJSC	98,850	550,244
Rosneft Oil Co. PJSC, GDR	3,546	19,627
Semirara Mining & Power Corp.	12,450	37,127
Sinopec Kantons Holdings Ltd.	1,176,000	600,282
SK Gas Ltd.	525	54,212
SK Innovation Co. Ltd.	5,376	807,888
S-Oil Corp.	3,528	309,115
S-Oil Corp. (Preference)	305	21,711
Star Petroleum Refining PCL, NVDR	131,100	50,030
Sugih Energy Tbk. PT* (c)	1,624,400	13,893
Surgutneftegas OJSC	661,026	323,710
Surgutneftegas OJSC, ADR	17,091	83,678
Surgutneftegas OJSC (Preference)	514,762	275,521
Surgutneftegas OJSC (Preference), ADR	12,172	65,485
Tambang Batubara Bukit Asam Persero Tbk. PT*	19,000	18,068
Tatneft PJSC	95,196	629,705
Tatneft PJSC, ADR	6,184	242,042
Tatneft PJSC (Preference)	9,729	40,645
Thai Oil PCL, NVDR	75,600	170,477

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Transneft PJSC (Preference)	129	$436,163
Tupras Turkiye Petrol Rafinerileri A/S	10,584	266,555
Ultrapar Participacoes SA	17,900	396,746
United Tractors Tbk. PT	58,800	118,668
Yanzhou Coal Mining Co. Ltd., Class H	32,000	27,690
		24,295,401
Paper & Forest Products – 0.9%
Chung Hwa Pulp Corp.	84,171	28,037
Dongwha Enterprise Co. Ltd.	4,368	124,756
Duratex SA	17,374	48,503
Empresas CMPC SA	63,093	147,333
Fibria Celulose SA*	8,400	76,679
Green River Holding Co. Ltd.	2,000	11,468
Hansol Holdings Co. Ltd.*	39,984	222,778
Hansol Paper Co. Ltd.	18,188	302,094
Lee & Man Paper Manufacturing Ltd.	168,000	131,764
Long Chen Paper Co. Ltd.	731,727	659,672
Masisa SA	3,148,236	204,435
Mondi Ltd.	5,712	147,980
Nine Dragons Paper Holdings Ltd.	137,000	147,964
Sappi Ltd.(a)	37,548	278,585
Shandong Chenming Paper Holdings Ltd., Class B	579,600	666,228
Shandong Chenming Paper Holdings Ltd., Class H	306,000	352,129
Suzano Papel e Celulose SA (Preference), Class A*	42,000	175,022
YFY, Inc.	69,000	24,471
		3,749,898
Personal Products – 0.4%
Able C&C Co. Ltd.	536	13,778
Amorepacific Corp.	1,428	366,444
Amorepacific Corp. (Preference)	420	70,129
AMOREPACIFIC Group	1,260	145,610
AMOREPACIFIC Group (Preference)	558	29,570

	Shares	Value
Personal Products – (continued)
Bajaj Corp. Ltd.	4,145	$25,332
Chlitina Holding Ltd.	1,000	4,806
Colgate-Palmolive India Ltd.	1,572	25,310
Cosmax BTI, Inc.	48	1,481
Cosmax, Inc.	236	29,451
Dabur India Ltd.	19,488	86,868
Emami Ltd.	1,351	22,216
Gillette India Ltd.	152	10,219
Godrej Consumer Products Ltd.	5,040	136,542
Grape King Bio Ltd.	3,000	19,290
Hengan International Group Co. Ltd.(a)	30,012	224,582
It’s Skin Co. Ltd.	496	19,833
Karex Bhd.	34,950	16,907
Korea Kolmar Co. Ltd.	557	39,307
Korea Kolmar Holdings Co. Ltd.	443	12,847
Leaders Cosmetics Co. Ltd.*	738	12,128
LG Household & Health Care Ltd.	420	319,641
LG Household & Health Care Ltd. (Preference)	64	30,091
Marico Ltd.	20,846	102,140
Microbio Co. Ltd.*	45,365	32,778
Natura Cosmeticos SA	6,900	65,790
NUTRIBIOTECH Co. Ltd.*	868	17,163
Procter & Gamble Hygiene & Health Care Ltd.	207	23,711
		1,903,964
Pharmaceuticals – 1.1%
Abbott India Ltd.	185	12,723
Ajanta Pharma Ltd.	1,415	36,343
Aprogen pharmaceuticals, Inc.*	6,138	20,390
Aspen Pharmacare Holdings Ltd.(a)	13,062	270,565
Aurobindo Pharma Ltd.	10,197	96,176
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	34,000	48,524
Binex Co. Ltd.*	1,673	18,525
Boryung Pharmaceutical Co. Ltd.	343	15,041

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Bukwang Pharmaceutical Co. Ltd.	1,207	$22,116
Cadila Healthcare Ltd.	10,588	72,460
Celltrion Pharm, Inc.*	1,367	24,027
Center Laboratories, Inc.*	21,086	40,186
China Medical System Holdings Ltd.	39,000	67,394
China Traditional Chinese Medicine Holdings Co. Ltd.	168,000	98,499
Chong Kun Dang Pharmaceutical Corp.	331	33,888
Chongkundang Holdings Corp.	3,593	216,294
Cipla Ltd.	11,592	100,450
CMG Pharmaceutical Co. Ltd.*	6,346	19,296
Consun Pharmaceutical Group Ltd.	39,000	26,376
CSPC Pharmaceutical Group Ltd.	168,000	233,287
Dae Hwa Pharmaceutical Co. Ltd.	480	8,711
Daewoong Pharmaceutical Co. Ltd.	266	21,085
Dawnrays Pharmaceutical Holdings Ltd.	36,000	21,107
Dong-A Socio Holdings Co. Ltd.	339	43,794
Dong-A ST Co. Ltd.	271	22,339
DongKook Pharmaceutical Co. Ltd.	450	26,813
Dr Reddy’s Laboratories Ltd.	3,961	160,038
Genomma Lab Internacional SAB de CV, Class B*	6,900	8,635
GlaxoSmithKline Pharmaceuticals Ltd.	690	26,776
Glenmark Pharmaceuticals Ltd.	7,984	111,072
Hanall Biopharma Co. Ltd.*	1,329	14,833
Hanmi Pharm Co. Ltd.*	269	72,929
Hanmi Science Co. Ltd.*	1,272	67,853
Hua Han Health Industry Holdings Ltd.* (c)	3,780,000	257,587
Hypermarcas SA	16,800	157,612
Il Dong Pharmaceutical Co. Ltd.	13,390	264,176

	Shares	Value
Pharmaceuticals – (continued)
Ilyang Pharmaceutical Co. Ltd.	240	$8,089
Ipca Laboratories Ltd.*	4,898	45,535
Jeil Pharmaceutical Co.	310	18,743
Jubilant Life Sciences Ltd.	4,445	53,312
JW Holdings Corp.	1,567	10,769
JW Pharmaceutical Corp.	521	19,848
JW Shinyak Corp.	2,356	16,067
Kalbe Farma Tbk. PT	1,008,000	119,865
Kolon Life Science, Inc.	108	13,364
Komipharm International Co. Ltd.*	2,184	71,015
Kwang Dong Pharmaceutical Co. Ltd.	5,491	42,561
Kyongbo Pharmaceutical Co. Ltd.	10,920	126,675
Livzon Pharmaceutical Group, Inc., Class H	3,200	20,202
Lupin Ltd.	9,507	197,788
Luye Pharma Group Ltd.	67,500	40,790
Natco Pharma Ltd.	3,518	50,528
Pharmally International Holding Co. Ltd.	2,000	31,520
Piramal Enterprises Ltd.*	3,024	117,347
Richter Gedeon Nyrt	4,872	118,027
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	35,850
Sihuan Pharmaceutical Holdings Group Ltd.	252,000	112,107
Sino Biopharmaceutical Ltd.	168,000	138,244
SSY Group Ltd.	140,165	53,705
Strides Shasun Ltd.	2,027	33,805
Sun Pharma Advanced Research Co. Ltd.*	1,560	7,696
Sun Pharmaceutical Industries Ltd.	42,945	428,549
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	28,634
Torrent Pharmaceuticals Ltd.	375	8,270
TTY Biopharm Co. Ltd.	7,686	26,239
TWi Pharmaceuticals, Inc.*	3,000	8,452
Wockhardt Ltd.	1,465	16,372
Yuhan Corp.	437	89,097

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Yungjin Pharmaceutical Co. Ltd.*	5,316	$39,944
YungShin Global Holding Corp.	13,650	20,246
		4,927,175
Professional Services – 0.0%(d)
Sporton International, Inc.	6,300	37,273
Real Estate Management & Development – 6.2%
8990 Holdings, Inc.	2,246,100	312,876
Agile Group Holdings Ltd.	109,750	98,213
Alam Sutera Realty Tbk. PT*	6,900	180
Aldar Properties PJSC	240,613	140,188
AP Thailand PCL, NVDR	1,098,000	252,359
Attacq Ltd.* (a)	830,945	1,055,464
Ayala Land, Inc.	243,600	172,102
Bangkok Land PCL, NVDR	11,793,600	637,584
Barwa Real Estate Co.	8,023	74,913
Belle Corp.	96,000	7,878
BR Malls Participacoes SA	19,850	87,745
BR Properties SA*	2,677	7,934
Bumi Serpong Damai Tbk. PT	681,600	91,535
C C Land Holdings Ltd.	186,000	47,830
Carnival Group International Holdings Ltd.*	409,223	42,093
Cathay Real Estate Development Co. Ltd.	33,100	22,216
Central China Real Estate Ltd.	772,016	188,598
Central Pattana PCL, NVDR	50,700	87,945
China Aoyuan Property Group Ltd.	1,596,000	492,494
China Electronics Optics Valley Union Holding Co. Ltd.*	2,928,000	274,822
China Evergrande Group(a)	289,000	308,785
China Jinmao Holdings Group Ltd.	294,000	95,259
China Logistics Property Holdings Co. Ltd.*	45,000	16,316
China Merchants Land Ltd.*	1,492,000	278,160
China New City Commercial Development Ltd.*	468,000	86,649

	Shares	Value
Real Estate Management & Development – (continued)
China Oceanwide Holdings Ltd.*	202,000	$19,999
China Overseas Grand Oceans Group Ltd.*	1,092,000	560,212
China Overseas Land & Investment Ltd.	370,000	1,075,146
China Resources Land Ltd.	229,777	638,142
China SCE Property Holdings Ltd.	1,771,000	669,458
China South City Holdings Ltd.	176,000	34,396
China Vanke Co. Ltd., Class H	109,614	278,209
China Vast Industrial Urban Development Co. Ltd.(b)	588,000	217,734
Chong Hong Construction Co. Ltd.	252,000	588,008
CIFI Holdings Group Co. Ltd.	353,149	127,591
Ciputra Development Tbk. PT	399,249	38,340
Colour Life Services Group Co. Ltd.*	47,000	27,798
Corp. Inmobiliaria Vesta SAB de CV	29,500	41,240
Country Garden Holdings Co. Ltd.(a)	672,000	639,379
DAMAC Properties Dubai Co. PJSC	132,972	92,679
Dan Form Holdings Co. Ltd.(c)	85,280	27,303
Deyaar Development PJSC*	167,706	24,656
DLF Ltd.*	19,408	56,115
Dongwon Development Co. Ltd.	6,017	24,245
DoubleDragon Properties Corp.*	42,720	44,460
Eastern & Oriental Bhd.	59,774	26,162
Echo Investment SA	13,632	19,107
Eco World Development Group Bhd.*	80,600	28,222
Emaar Malls PJSC	132,164	92,475
Emaar Properties PJSC	152,292	297,701
Ezdan Holding Group QSC	27,582	115,894
Fantasia Holdings Group Co. Ltd.*	1,638,000	259,046
Farglory Land Development Co. Ltd.	9,000	12,200
Filinvest Land, Inc.	11,234,000	388,969

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Fullshare Holdings Ltd.(a) (c)	275,000	$89,103
Future Land Development Holdings Ltd.	1,880,000	555,959
Gemdale Properties & Investment Corp. Ltd.*	5,544,000	392,051
Globe Trade Centre SA*	11,472	27,193
Godrej Properties Ltd.*	3,326	24,005
Goldin Properties Holdings Ltd.*	44,000	47,917
Greenland Hong Kong Holdings Ltd.*	917,000	295,938
Greentown China Holdings Ltd.*	58,000	55,781
Guangzhou R&F Properties Co. Ltd., Class H(a)	100,800	169,781
Guorui Properties Ltd.	11,000	3,267
Hanson International Tbk. PT*	1,618,075	16,874
Highwealth Construction Corp.	84,000	141,712
Hong Pu Real Estate Development Co. Ltd.	252,000	204,634
Hongkong Land Holdings Ltd.	50,400	388,584
Hopson Development Holdings Ltd.	24,000	22,897
Housing Development & Infrastructure Ltd.*	352,716	497,849
Huaku Development Co. Ltd.	293,000	672,023
Huang Hsiang Construction Corp.	161,000	234,261
Hung Sheng Construction Ltd.	504,000	322,402
Iguatemi Empresa de Shopping Centers SA	4,800	49,684
Indiabulls Real Estate Ltd.*	322,476	751,174
IOI Properties Group Bhd.	67,625	32,247
Joy City Property Ltd.	186,000	29,176
Kindom Construction Corp.	420,000	265,188
Korea Real Estate Investment & Trust Co. Ltd.	9,438	26,251
KWG Property Holding Ltd.	80,418	60,798
Land & Houses PCL, NVDR	104,100	30,998
Lippo Karawaci Tbk. PT	1,213,100	71,900
Logan Property Holdings Co. Ltd.	84,000	48,169

	Shares	Value
Real Estate Management & Development – (continued)
Longfor Properties Co. Ltd.	97,500	$168,986
LPN Development PCL, NVDR	659,400	223,041
LSR Group PJSC*	3,780	57,702
Mah Sing Group Bhd.	1,489,910	511,395
MAS Real Estate, Inc.	1,983	3,319
MBK PCL, NVDR	848,400	367,910
Medinet Nasr Housing	10,580	12,286
Megaworld Corp.	413,000	33,559
Mingfa Group International Co. Ltd.* (c)	36,000	8,748
Multiplan Empreendimentos Imobiliarios SA*	3,246	68,932
New Europe Property Investments plc	15,313	167,606
Oberoi Realty Ltd.*	1,621	10,016
Pakuwon Jati Tbk. PT	1,381,700	64,788
Palm Hills Developments SAE*	56,092	9,198
Parque Arauco SA	14,904	39,046
Poly Property Group Co. Ltd.*	71,000	29,121
Powerlong Real Estate Holdings Ltd.	138,000	64,941
PP Properti Tbk. PT	786,513	15,578
Prestige Estates Projects Ltd.*	10,540	38,642
Prince Housing & Development Corp.	1,428,000	565,596
Quality Houses PCL, NVDR	5,229,025	386,999
Radium Life Tech Co. Ltd.*	794,000	373,697
Red Star Macalline Group Corp. Ltd., Class H(b)	1,293,600	1,383,823
Redco Properties Group Ltd.* (b)	112,000	43,921
Renhe Commercial Holdings Co. Ltd.*	746,000	19,088
Road King Infrastructure Ltd.	280,000	415,452
Robinsons Land Corp.	47,500	24,385
Ronshine China Holdings Ltd.*	420,000	371,531
Ruentex Development Co. Ltd.*	85,088	103,924
Sansiri PCL, NVDR	6,550,200	397,670
Shanghai Industrial Urban Development Group Ltd.	134,000	28,945
Shenzhen Investment Ltd.	336,000	152,500
Shimao Property Holdings Ltd.	85,500	137,415
Shining Building Business Co. Ltd.*	426,371	149,797

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Shui On Land Ltd.	210,166	$46,748
Sino-Ocean Group Holding Ltd.	255,267	124,720
Sinyi Realty, Inc.	19,499	22,426
SM Prime Holdings, Inc.*	512,400	305,604
SOHO China Ltd.	84,500	46,066
SP Setia Bhd. Group	16,671	14,056
SRE Group Ltd.*	5,880,000	142,132
Summarecon Agung Tbk. PT	313,000	31,936
Sunac China Holdings Ltd.(a)	155,000	202,082
Sunshine 100 China Holdings Ltd.(b)	924,000	358,787
Sunway Bhd.	42,958	34,339
Supalai PCL, NVDR	22,800	16,215
Taiwan Land Development Corp.	74,965	28,077
Talaat Moustafa Group	43,834	19,671
Tian An China Investment Co. Ltd.*	672,000	543,472
Times Property Holdings Ltd.	672,000	468,302
U City PCL, NVDR*	30,211,700	26,203
UEM Sunrise Bhd.	114,900	32,821
Union Properties PJSC* (c)	117,141	32,211
United Development Co. QSC	18,564	97,834
UOA Development Bhd.	15,500	9,569
Vista Land & Lifescapes, Inc.	383,400	40,592
WHA Corp. PCL, NVDR*	394,090	35,775
Wuzhou International Holdings Ltd.*	1,712,000	173,895
Yida China Holdings Ltd.	1,158,000	275,447
Yuexiu Property Co. Ltd.	366,520	62,206
Yuzhou Properties Co. Ltd.	69,000	31,495
Zall Group Ltd.*	84,000	46,981
Zhuguang Holdings Group Co. Ltd.*	2,016,000	285,128
		26,877,187
Road & Rail – 0.2%
Blue Bird Tbk. PT	851,300	250,364
BTS Group Holdings PCL, NVDR	92,840	22,814
CAR, Inc.*	37,000	34,919

	Shares	Value
Road & Rail – (continued)
CJ Korea Express Corp.*	504	$73,746
Container Corp. of India Ltd.	2,187	41,403
Dazhong Transportation Group Co. Ltd., Class B	104,700	71,510
Evergreen International Storage & Transport Corp.	66,000	29,969
Guangshen Railway Co. Ltd., Class H	30,000	16,278
JSL SA*	100	220
Localiza Rent a Car SA	8,400	123,920
PKP Cargo SA*	845	13,912
		679,055
Semiconductors & Semiconductor Equipment – 4.0%
A-DATA Technology Co. Ltd.	11,000	26,068
Advanced Semiconductor Engineering, Inc.	258,840	325,577
APS Holdings Corp.*	837	11,364
Ardentec Corp.	507,720	417,336
ASMedia Technology, Inc.	2,000	20,748
ASPEED Technology, Inc.	1,000	19,423
China Electronics Corp. Holdings Co. Ltd.	46,000	8,635
Chipbond Technology Corp.	40,000	59,660
ChipMOS TECHNOLOGIES, Inc.	8,000	7,053
Darwin Precisions Corp.	49,000	22,412
Dongbu HiTek Co. Ltd.*	2,278	42,241
Elan Microelectronics Corp.	11,000	15,586
Elite Semiconductor Memory Technology, Inc.	336,000	466,063
eMemory Technology, Inc.	3,000	41,315
Eo Technics Co. Ltd.	562	41,882
Epistar Corp.*	103,436	102,850
E-Ton Solar Tech Co. Ltd.*	507,000	153,422
Everlight Electronics Co. Ltd.	16,000	25,190
Faraday Technology Corp.	20,400	24,781
GCL-Poly Energy Holdings Ltd.* (a)	1,008,000	121,828
GemVax & Kael Co. Ltd.*	2,542	29,153
Gigasolar Materials Corp.	1,380	12,121
Gigastorage Corp.*	8,000	5,780
Gintech Energy Corp.*	602,337	347,375

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Global Lighting Technologies, Inc.	97,000	$173,610
Globalwafers Co. Ltd.	6,000	42,955
Greatek Electronics, Inc.	13,000	18,269
G-SMATT GLOBAL Co. Ltd.*	1,146	14,049
Hanmi Semiconductor Co. Ltd.(c)	14,760	242,563
Hansol Technics Co. Ltd.*	2,317	31,154
Holtek Semiconductor, Inc.	19,000	35,266
KC Tech Co. Ltd.	24,528	317,944
King Yuan Electronics Co. Ltd.	67,000	60,513
Kinsus Interconnect Technology Corp.	15,000	39,028
Koh Young Technology, Inc.	1,153	54,413
Land Mark Optoelectronics Corp.	2,000	17,567
Landing International Development Ltd.*	5,580,000	47,352
LEENO Industrial, Inc.	1,178	44,101
Lextar Electronics Corp.	420,000	290,246
Macronix International*	4,473,000	1,994,029
MediaTek, Inc.*	65,000	467,502
Motech Industries, Inc.*	5,000	4,416
Nanya Technology Corp.	84,000	134,056
Neo Solar Power Corp.*	27,480	12,797
Novatek Microelectronics Corp.	18,000	69,206
Orient Semiconductor Electronics Ltd.*	34,000	11,078
Parade Technologies Ltd.	2,400	28,199
Phison Electronics Corp.	6,000	56,577
Pixart Imaging, Inc.	12,000	31,421
Powertech Technology, Inc.	24,000	75,331
Radiant Opto-Electronics Corp.	32,330	67,508
Realtek Semiconductor Corp.	17,070	57,709
Semiconductor Manufacturing International Corp.* (a)	139,800	177,232
Seoul Semiconductor Co. Ltd.	252	4,163
SFA Semicon Co. Ltd.*	79,380	165,331
Sigurd Microelectronics Corp.	420,000	373,073
Silergy Corp.	2,000	36,194
Silicon Works Co. Ltd.	384	9,888

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Siliconware Precision Industries Co. Ltd.	98,000	$158,835
Sino-American Silicon Products, Inc.	27,000	39,197
Sitronix Technology Corp.	14,000	42,040
SK Hynix, Inc.	50,736	2,407,719
Taiwan Semiconductor Co. Ltd.	252,000	332,425
Taiwan Semiconductor Manufacturing Co. Ltd.	766,000	4,938,086
Taiwan Surface Mounting Technology Corp.	336,000	298,459
Topco Scientific Co. Ltd.	168,000	549,587
United Microelectronics Corp.	1,008,000	402,585
Vanguard International Semiconductor Corp.	30,000	57,274
Win Semiconductors Corp.	21,961	97,900
Winbond Electronics Corp.	228,000	128,846
Wonik Holdings Co. Ltd.*	41,412	239,832
XinTec, Inc.	193,000	289,139
Xinyi Solar Holdings Ltd.* (a)	120,000	37,493
		17,572,020
Software – 0.4%
Asseco Poland SA	8,652	121,715
Brogent Technologies, Inc.	4,389	28,003
CD Projekt SA*	2,139	37,360
Com2uSCorp	719	75,824
Cyient Ltd.	1,968	16,754
DoubleUGames Co. Ltd.	11,982	577,040
DuzonBizon Co. Ltd.	669	15,992
Gamevil, Inc.*	528	34,755
Hancom, Inc.	2,553	38,590
Kingdee International Software Group Co. Ltd.*	118,000	49,915
Kingsoft Corp. Ltd.	23,000	65,651
Linx SA	6,200	34,539
NCSoft Corp.	756	239,177
NetDragon Websoft Holdings Ltd.	4,500	13,076
NHN Entertainment Corp.*	720	39,357
Oracle Financial Services Software Ltd.	797	44,076
Sinosoft Technology Group Ltd.	38,400	12,146

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Soft-World International Corp.	16,000	$36,591
TOTVS SA	3,800	32,930
Webzen, Inc.*	474	8,435
WeMade Entertainment Co. Ltd.(c)	1,023	27,690
XPEC Entertainment, Inc.(c)	14,800	6,475
		1,556,091
Specialty Retail – 1.1%
Ace Hardware Indonesia Tbk. PT	578,100	40,552
Beauty Community PCL, NVDR	59,500	16,943
Bermaz Auto Bhd.	54,880	27,181
Cashbuild Ltd.	1,168	31,679
China Harmony New Energy Auto Holding Ltd.(a)	930,000	347,963
China Yongda Automobiles Services Holdings Ltd.(a)	787,500	732,059
China ZhengTong Auto Services Holdings Ltd.	1,013,000	557,456
Cia Hering	12,400	85,592
FF Group*	2,374	50,514
Foschini Group Ltd. (The)(a)	7,166	85,465
GOME Electrical Appliances Holding Ltd.(a)	778,447	106,094
Hengdeli Holdings Ltd.*	2,688,000	328,330
Home Product Center PCL, NVDR	142,065	39,839
Hotai Motor Co. Ltd.	10,000	115,177
Hotel Shilla Co. Ltd.	1,596	71,251
Italtile Ltd.	559,862	562,215
JUMBO SA	5,292	83,502
Kolao Holdings	21,672	127,415
LOTTE Himart Co. Ltd.	381	18,415
M.Video PJSC	88,736	594,447
Mr Price Group Ltd.(a)	9,744	114,376
National Petroleum Co. Ltd.	27,000	35,662
PC Jeweller Ltd.	1,509	9,909
Pou Sheng International Holdings Ltd.(a)	99,000	21,130
PTG Energy PCL, NVDR	26,300	17,184
Senao International Co. Ltd.	128,000	224,427

	Shares	Value
Specialty Retail – (continued)
Seobu T&D	1,777	$26,314
Shinsegae International, Inc.	150	9,636
Siam Global House PCL, NVDR	21,630	10,193
Super Group Ltd.*	29,736	81,696
Truworths International Ltd.	16,348	105,695
Via Varejo SA	5,700	21,223
Zhongsheng Group Holdings Ltd.	57,500	81,176
		4,780,710
Technology Hardware, Storage & Peripherals – 6.6%
Acer, Inc.*	53,858	25,438
Adlink Technology, Inc.	13,223	29,057
Advantech Co. Ltd.	13,292	107,495
Asia Vital Components Co. Ltd.	336,000	279,527
Asustek Computer, Inc.	53,000	520,848
Casetek Holdings Ltd.	10,000	29,664
Catcher Technology Co. Ltd.	62,000	637,036
Chicony Electronics Co. Ltd.	42,442	111,974
Clevo Co.	39,322	36,036
CMC Magnetics Corp.*	2,058,301	257,194
Compal Electronics, Inc.	339,000	226,966
Coolpad Group Ltd.* (c)	326,000	30,179
Elitegroup Computer Systems Co. Ltd.	392,530	255,650
Ennoconn Corp.	1,000	10,888
Foxconn Technology Co. Ltd.	85,304	260,116
Getac Technology Corp.	17,000	22,059
Gigabyte Technology Co. Ltd.	38,000	50,316
HTC Corp.*	24,000	57,592
Inventec Corp.	261,000	194,208
Legend Holdings Corp., Class H(b)	436,800	1,302,950
Lenovo Group Ltd.	672,000	430,285
Lite-On Technology Corp.	183,666	320,203
Micro-Star International Co. Ltd.	23,000	46,120
Mitac Holdings Corp.	42,676	45,051
Pegatron Corp.	187,000	551,003
Primax Electronics Ltd.	26,000	43,346
Qisda Corp.	83,000	52,819
Quanta Computer, Inc.	252,000	522,024
Quanta Storage, Inc.	252,000	316,556

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Ritek Corp.*	200,823	$34,080
Samsung Electronics Co. Ltd.	9,669	18,957,324
Samsung Electronics Co. Ltd. (Preference)	1,512	2,329,322
Sindoh Co. Ltd.	6,320	291,590
Spigen Korea Co. Ltd.	3,108	137,660
Transcend Information, Inc.	3,000	10,242
TSC Auto ID Technology Co. Ltd.	3,300	24,282
Wistron Corp.	266,042	251,307
		28,808,407
Textiles, Apparel & Luxury Goods – 1.8%
361 Degrees International Ltd.	756,000	254,672
Aksa Akrilik Kimya Sanayii A/S	88,080	262,970
Alpargatas SA (Preference)*	10,800	45,039
ANTA Sports Products Ltd.(a)	32,000	89,900
Arvind Ltd.	7,361	45,690
Bata India Ltd.	2,024	18,343
Belle International Holdings Ltd.(c)	539,000	365,222
Bosideng International Holdings Ltd.	4,368,000	353,818
C.banner International Holdings Ltd.*	56,000	21,313
CCC SA	506	29,256
China Dongxiang Group Co. Ltd.	96,000	18,268
China Jicheng Holdings Ltd.* (b)	760,000	18,762
China Lilang Ltd.	552,000	347,770
Cosmo Lady China Holdings Co. Ltd.(b)	15,000	4,455
Eclat Textile Co. Ltd.	6,528	71,509
Everest Textile Co. Ltd.	23,000	12,540
Feng TAY Enterprise Co. Ltd.	12,122	46,606
Fila Korea Ltd.	342	20,858
Formosa Taffeta Co. Ltd.	33,000	34,454
Forus SA	11,442	45,987
Fuguiniao Co. Ltd., Class H* (c)	334,800	167,022
Grendene SA	6,274	47,798
Handsome Co. Ltd.	910	25,071

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Hansae Co. Ltd.	432	$10,364
Hansae Yes24 Holdings Co. Ltd.	14,616	129,089
HOSA International Ltd.	120,000	37,801
Ilshin Spinning Co. Ltd.	122	12,651
Kyungbang Ltd.	14,280	184,477
Lao Feng Xiang Co. Ltd., Class B	252,000	929,628
Lealea Enterprise Co. Ltd.	73,150	20,220
LF Corp.	23,352	512,024
Li Cheng Enterprise Co. Ltd.	84,000	221,895
Li Ning Co. Ltd.*	93,500	61,552
LPP SA	84	150,201
Luthai Textile Co. Ltd., Class B	301,218	353,597
Makalot Industrial Co. Ltd.	7,650	32,202
Nan Liu Enterprise Co. Ltd.	6,000	29,830
Nien Hsing Textile Co. Ltd.	221,546	196,058
Page Industries Ltd.	129	29,147
Pou Chen Corp.	252,000	352,889
Rajesh Exports Ltd.	4,307	41,189
Relaxo Footwears Ltd.	3,920	30,127
Ruentex Industries Ltd.	55,140	88,729
Shenzhou International Group Holdings Ltd.	17,000	111,912
SRF Ltd.	774	21,313
Tainan Spinning Co. Ltd.	48,555	22,370
Taiwan Paiho Ltd.	8,000	26,648
Texhong Textile Group Ltd.	336,000	407,388
Titan Co. Ltd.*	18,984	138,772
TOPBI International Holdings Ltd.	43,336	143,635
Toung Loong Textile Manufacturing	7,000	18,283
Vardhman Textiles Ltd.*	16,716	337,399
Welspun India Ltd.	329,868	488,931
Xtep International Holdings Ltd.	1,092,000	435,253
Youngone Corp.	1,364	40,636
Youngone Holdings Co. Ltd.	315	14,699
		7,978,232
Thrifts & Mortgage Finance – 0.5%
Dewan Housing Finance Corp. Ltd.	11,518	76,408

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
GRUH Finance Ltd.	2,738	$16,938
Housing Development Finance Corp. Ltd.	64,176	1,533,470
Indiabulls Housing Finance Ltd.	14,196	224,415
LIC Housing Finance Ltd.	15,236	158,423
Malaysia Building Society Bhd.	28,960	8,739
		2,018,393
Tobacco – 0.3%
British American Tobacco Malaysia Bhd.	5,900	61,759
Godfrey Phillips India Ltd.	15,057	279,326
Gudang Garam Tbk. PT	18,000	89,669
ITC Ltd.	117,516	507,842
KT&G Corp.	5,208	464,550
		1,403,146
Trading Companies & Distributors – 0.5%
Adani Enterprises Ltd.*	329,196	557,530
AKR Corporindo Tbk. PT	54,500	27,702
Barloworld Ltd.	17,151	154,316
BOC Aviation Ltd.(b)	16,800	89,643
China Aircraft Leasing Group Holdings Ltd.	10,500	12,515
CITIC Resources Holdings Ltd.*	126,000	15,228
Ferreycorp SAA	1,226,148	706,703
iMarketKorea, Inc.	27,860	325,633
International Business Settlement Holdings Ltd.*	420,000	88,562
Kushal Tradelink Ltd.	66,495	164,558
LG International Corp.	2,856	81,571
Posco Daewoo Corp.	2,545	53,678
SK Networks Co. Ltd.	3,140	22,103
Tai United Holdings Ltd.*	45,000	7,290
		2,307,032
Transportation Infrastructure – 1.4%
Adani Ports & Special Economic Zone Ltd.*	37,296	189,988
Airports of Thailand PCL	54,000	62,836
Airports of Thailand PCL, NVDR	114,000	132,654

	Shares	Value
Transportation Infrastructure – (continued)
Bangkok Aviation Fuel Services PCL, NVDR	18,800	$21,605
Bangkok Expressway & Metro PCL, NVDR	336,000	69,939
Beijing Capital International Airport Co. Ltd., Class H	54,000	76,235
CCR SA	33,600	185,290
China Merchants Port Holdings Co. Ltd.	20,000	57,216
COSCO SHIPPING Ports Ltd.	66,000	72,300
Dalian Port PDA Co. Ltd., Class H	2,520,000	447,133
DP World Ltd.	7,308	149,376
EcoRodovias Infraestrutura e Logistica SA	6,280	18,454
Grupo Aeroportuario del Centro Norte SAB de CV*	16,800	92,482
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,900	182,605
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,400	158,114
Gujarat Pipavav Port Ltd.	12,586	31,176
Hopewell Highway Infrastructure Ltd.	19,000	10,993
IL&FS Transportation Networks Ltd.	88,956	158,539
International Container Terminal Services, Inc.	55,670	99,162
Jasa Marga Persero Tbk. PT	36,823	12,819
Jiangsu Expressway Co. Ltd., Class H	40,000	59,042
Malaysia Airports Holdings Bhd.	9,916	17,360
Novorossiysk Commercial Sea Port PJSC	266,892	33,412
OHL Mexico SAB de CV	46,000	56,040
Promotora y Operadora de Infraestructura SAB de CV	9,040	95,679
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	18,990
Qingdao Port International Co. Ltd., Class H(b)	1,034,000	550,400
Sebang Co. Ltd.	13,272	180,786
Shenzhen Expressway Co. Ltd., Class H	840,000	765,742

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Shenzhen International Holdings Ltd.	45,580	$76,538
Sociedad Matriz SAAM SA	5,404,242	530,695
Taiwan High Speed Rail Corp.	98,000	75,844
TAV Havalimanlari Holding A/S	7,462	31,076
Tianjin Port Development Holdings Ltd.	1,816,400	319,955
Westports Holdings Bhd.	27,200	25,063
Yuexiu Transport Infrastructure Ltd.	840,000	648,019
Zhejiang Expressway Co. Ltd., Class H	168,000	209,094
		5,922,651
Water Utilities – 0.2%
Aguas Andinas SA, Class A	64,290	36,381
Beijing Enterprises Water Group Ltd.	190,000	145,599
China Everbright Water Ltd.	8,500	2,828
China Water Affairs Group Ltd.	30,000	20,058
Cia de Saneamento Basico do Estado de Sao Paulo*	16,800	152,937
Cia de Saneamento de Minas Gerais-COPASA*	8,400	94,378
CT Environmental Group Ltd.	157,600	29,382
Eastern Water Resources Development and Management PCL, NVDR	23,200	7,847
Guangdong Investment Ltd.	106,000	164,093
Inversiones Aguas Metropolitanas SA	1,920	3,038
Kangda International Environmental Co. Ltd.(b)	1,132,000	263,440
Manila Water Co., Inc.	25,200	16,114
TTW PCL, NVDR	42,200	12,810
		948,905
Wireless Telecommunication Services – 1.7%
Advanced Info Service PCL, NVDR	50,444	255,210
Almendral SA	989,856	84,615
America Movil SAB de CV, Series L	974,400	742,953

	Shares	Value
Wireless Telecommunication Services – (continued)
Axiata Group Bhd.	146,527	$173,834
Bharti Airtel Ltd.	51,912	286,876
China Mobile Ltd.	224,117	2,390,278
DiGi.Com Bhd.	117,600	139,245
Empresa Nacional de Telecomunicaciones SA	8,507	102,198
Far EasTone Telecommunications Co. Ltd.	51,000	125,594
Global Telecom Holding SAE*	111,066	43,319
Globe Telecom, Inc.	1,560	64,879
Idea Cellular Ltd.	48,562	64,883
Intouch Holdings PCL, NVDR	59,600	92,183
Maxis Bhd.	34,500	50,705
MegaFon PJSC	10,752	112,966
Mobile TeleSystems PJSC	88,620	425,816
MTN Group Ltd.(a)	63,338	598,656
PLDT, Inc.	3,215	113,891
Reliance Communications Ltd.*	73,660	39,389
Sistema PJSC FC	372,288	139,461
SK Telecom Co. Ltd.	3,419	719,615
Taiwan Mobile Co. Ltd.	53,000	195,867
TIM Participacoes SA	21,600	69,416
Total Access Communication PCL, NVDR	38,000	45,591
Tower Bersama Infrastructure Tbk. PT	55,500	24,358
Turkcell Iletisim Hizmetleri A/S	43,010	150,195
Vodacom Group Ltd.	22,680	256,239
Vodafone Qatar QSC*	6,402	16,579
XL Axiata Tbk. PT*	219,875	52,952
		7,577,763
Total Common Stocks (Cost $380,183,995)		431,783,987
	Principal Amount
CORPORATE BOND – 0.0%(d)
Independent Power and Renewable Electricity Producers – 0.0%(d)
NTPC Ltd.
Series 54, 8.49%, 3/25/2025 (Cost $–)	INR49,126	10,654

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	No. of Rights	Value
RIGHTS – 0.0%(d)
Banks – 0.0%(d)
Bank of Communications Co. Ltd., expiring 12/31/2017* (c)	3,772	$—
Doha Bank QSC, expiring 5/9/2017, price 25.00 QAR* (c)	2,074	2,683
E.Sun Financial Holding Co. Ltd., expiring 5/2/2017, price 15.00 TWD* (c)	21,620	2,329
		5,012
Construction Materials – 0.0%(d)
Siam City Cement PCL, expiring 5/15/2017, price 250.00 THB* (c)	1,093	853
Total Rights (Cost $–)		5,865
	Principal Amount
CONVERTIBLE PREFERRED STOCK – 0.0%(d)
Chemicals – 0.0%(d)
UPL Ltd. Series Q2, 5.00%, 2/8/2018 (Cost $474)(c)	INR3,330	777
	No. of Warrants
WARRANT – 0.0%(d)
Marine – 0.0%(d)
Thoresen Thai Agencies PCL, expiring 2/28/2019, price 18.29 THB (Cost $–)*	6,335	267

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – 0.3%
REPURCHASE AGREEMENTS – 0.3%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $100,009, collateralized by various Common Stocks; total market value $110,000	$100,000	$100,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $1,302,302, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $1,328,257	1,302,212	1,302,212
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $100,011, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $104,915	100,000	100,000
		1,502,212
Total Securities Lending Reinvestments (Cost $1,502,212)		1,502,212
Total Investments – 99.4% (Cost $381,686,681)		433,303,762
Other Assets Less Liabilities – 0.6%		2,459,267
NET ASSETS – 100.0%		$435,763,029

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

*	Non-income producing security.

^	Security subject to restrictions on resale.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $11,902,480, collateralized in the form of cash with a value of $1,502,212 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,605,813 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 5/4/2017 – 2/15/2047 and $7,520,008 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $12,628,033.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $2,012,057, which represents approximately 0.46% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $1,502,212.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

INR – Indian Rupee

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

QAR – Qatari Riyal

THB – Thai Baht

TWD – Taiwan Dollar

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,353,673
Aggregate gross unrealized depreciation	(16,893,767)
Net unrealized appreciation	$47,459,906
Federal income tax cost of investments	$385,843,856

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index Futures Contracts	88	06/16/2017	$4,307,600	$166,894

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
HKD	262,204	Citibank NA	USD	33,810	06/21/2017	$(60)
INR	6,383,957	Morgan Stanley	USD	94,524	06/21/2017	3,995
KRW	283,442,500	BNP Paribas SA	USD	250,000	06/21/2017	(769)
RUB	329,028	Goldman Sachs & Co.	USD	5,416	06/21/2017	291
TWD	17,083,917	Goldman Sachs & Co.	USD	565,515	06/21/2017	1,881
ZAR	26,054	JPMorgan Chase Bank	USD	1,945	06/21/2017	(16)
USD	81,812	Morgan Stanley	BRL	265,587	06/21/2017	(217)
USD	313,001	Citibank NA	KRW	361,437,278	06/21/2017	(4,812)
						$293

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

RUB – Russian Ruble

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Brazil	5.4%
Chile	1.7
China	26.6
Colombia	0.7
Czech Republic	0.1
Egypt	0.2
Greece	0.4
Hungary	0.2
India	8.4
Indonesia	2.0
Malaysia	1.7
Mexico	1.8
Peru	0.5
Philippines	1.5
Poland	1.0
Qatar	0.6
Russia	4.0
South Africa	5.8
South Korea	17.5
Taiwan	14.3
Thailand	2.5
Turkey	1.3
United Arab Emirates	0.9
Other[1]	0.9
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND – 100.0%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund (Cost $19,060,940)(a)	327,930	$20,201,209

Total Investments – 100.0% (Cost $19,060,940)		20,201,209
Liabilities Less Other Assets – 0.0%(b)		(3,926)
NET ASSETS – 100.0%		$20,197,283

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,140,197
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,140,197
Federal income tax cost of investments	$19,061,012

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value April 30, 2017	Dividend Income	Realized Gain
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$3,588,250	$26,287,143	$10,836,664	$20,201,209	$91,862	$814,982

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	1,191,678	Toronto-Dominion Bank (The)	AUD	1,585,000	05/23/2017	$6,799
USD	1,053,059	Toronto-Dominion Bank (The)	CHF	1,050,000	05/23/2017	(3,224)
USD	256,348	Toronto-Dominion Bank (The)	DKK	1,781,000	05/23/2017	(4,705)
USD	4,855,529	Toronto-Dominion Bank (The)	EUR	4,537,000	05/23/2017	(90,416)
USD	3,121,146	Toronto-Dominion Bank (The)	GBP	2,441,000	05/23/2017	(38,841)
USD	582,958	Toronto-Dominion Bank (The)	HKD	4,530,000	05/23/2017	238
USD	5,531,749	Toronto-Dominion Bank (The)	JPY	602,798,000	05/23/2017	119,739
USD	204,281	Toronto-Dominion Bank (The)	NOK	1,773,000	05/23/2017	(2,745)
USD	61,559	Toronto-Dominion Bank (The)	NZD	88,000	05/23/2017	1,176
USD	482,822	Toronto-Dominion Bank (The)	SEK	4,352,000	05/23/2017	(9,223)
USD	270,577	Toronto-Dominion Bank (The)	SGD	378,000	05/23/2017	69
USD	1,698,034	Toronto-Dominion Bank (The)	CAD	2,294,000	05/24/2017	19,747
USD	208,268	Toronto-Dominion Bank (The)	ILS	765,000	05/24/2017	(3,223)
						$(4,609)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND – 99.9%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (Cost $34,003,999)(a)	807,457	$42,205,777

Total Investments – 99.9% (Cost $34,003,999)		42,205,777
Other Assets Less Liabilities – 0.1%		37,359
NET ASSETS – 100.0%		$42,243,136

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,161,860
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,161,860
Federal income tax cost of investments	$34,043,917

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value April 30, 2017	Dividend Income	Realized Gain
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$33,655,393	$8,115,903	$2,640,598	$42,205,777	$232,844	$343,956

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	2,244,287	Goldman Sachs & Co.	BRL	7,120,000	05/24/2017	$31,681
USD	755,697	Citibank NA	CLP	491,830,000	05/24/2017	18,952
USD	149,836	Toronto-Dominion Bank (The)	EUR	140,000	05/24/2017	(2,791)
USD	11,012,137	Toronto-Dominion Bank (The)	HKD	85,570,000	05/24/2017	4,535
USD	831,178	Morgan Stanley	IDR	11,098,470,000	05/24/2017	580
USD	3,474,055	JPMorgan Chase Bank	INR	225,560,000	05/24/2017	(20,249)
USD	7,227,754	Goldman Sachs & Co.	KRW	8,208,050,000	05/24/2017	12,591
USD	770,103	Toronto-Dominion Bank (The)	MXN	14,580,000	05/24/2017	4,922
USD	704,354	Goldman Sachs & Co.	MYR	3,090,000	05/24/2017	(6,651)
USD	637,616	Goldman Sachs & Co.	PHP	31,840,000	05/24/2017	1,089
USD	385,242	Toronto-Dominion Bank (The)	PLN	1,540,000	05/24/2017	(11,430)
USD	1,583,798	JPMorgan Chase Bank	RUB	90,010,000	05/24/2017	12,971
USD	1,081,458	Toronto-Dominion Bank (The)	THB	37,180,000	05/24/2017	6,750
USD	530,188	Toronto-Dominion Bank (The)	TRY	1,950,000	05/24/2017	(15,002)
USD	5,914,546	Citibank NA	TWD	179,400,000	05/24/2017	(36,871)
USD	2,441,603	Toronto-Dominion Bank (The)	ZAR	32,290,000	05/24/2017	38,919
						$39,996

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

EUR – Euro

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 0.5%
L3 Technologies, Inc.	704	$120,926
Airlines – 1.5%
Alaska Air Group, Inc.	1,264	107,554
Delta Air Lines, Inc.	2,720	123,597
United Continental Holdings, Inc.*	1,600	112,336
		343,487
Auto Components – 1.0%
Goodyear Tire & Rubber Co. (The)	3,152	114,197
Lear Corp.	816	116,411
		230,608
Banks – 5.7%
Bank of America Corp.	22,704	529,912
Citigroup, Inc.	7,968	471,068
Fifth Third Bancorp	4,512	110,228
JPMorgan Chase & Co.	944	82,128
SunTrust Banks, Inc.	1,968	111,802
Wells Fargo & Co.	480	25,843
		1,330,981
Beverages – 0.1%
Dr Pepper Snapple Group, Inc.	288	26,395
Biotechnology – 1.0%
Amgen, Inc.	1,472	240,407
Capital Markets – 3.8%
Goldman Sachs Group, Inc. (The)	1,632	365,242
Morgan Stanley	7,568	328,224
S&P Global, Inc.	1,504	201,822
		895,288
Chemicals – 3.1%
Celanese Corp., Series A	1,136	98,878
Dow Chemical Co. (The)	5,888	369,766
LyondellBasell Industries NV, Class A	1,808	153,246
Mosaic Co. (The)	3,680	99,102
		720,992

	Shares	Value
Communications Equipment – 2.0%
Cisco Systems, Inc.	13,808	$470,439
Construction & Engineering – 0.5%
Jacobs Engineering Group, Inc.	2,336	128,293
Consumer Finance – 2.6%
American Express Co.	3,216	254,868
Capital One Financial Corp.	2,608	209,631
Discover Financial Services	2,080	130,187
Synchrony Financial	720	20,016
		614,702
Containers & Packaging – 0.5%
Packaging Corp. of America	1,184	116,956
Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc., Class B*	336	55,511
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	7,008	277,727
CenturyLink, Inc.	4,576	117,466
		395,193
Electric Utilities – 2.9%
Edison International	1,952	156,101
Exelon Corp.	5,008	173,427
FirstEnergy Corp.	4,352	130,299
NextEra Energy, Inc.	1,712	228,655
		688,482
Electrical Equipment – 0.9%
Eaton Corp. plc	2,640	199,690
Electronic Equipment, Instruments & Components – 1.2%
Corning, Inc.	6,112	176,331
Flex Ltd.*	7,008	108,344
		284,675
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	2,416	143,438
National Oilwell Varco, Inc.	3,440	120,297
		263,735

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® US Quality Large Cap Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – 4.3%
Camden Property Trust	1,376	$113,286
Equity Residential	2,320	149,826
GGP, Inc.	5,440	117,558
Host Hotels & Resorts, Inc.	7,296	130,963
Lamar Advertising Co., Class A	1,600	115,312
Prologis, Inc.	2,912	158,442
Vornado Realty Trust	1,312	126,267
Welltower, Inc.	1,296	92,586
		1,004,240
Food & Staples Retailing – 4.2%
CVS Health Corp.	3,648	300,741
Sysco Corp.	2,800	148,036
Walgreens Boots Alliance, Inc.	944	81,694
Wal-Mart Stores, Inc.	6,128	460,703
		991,174
Food Products – 2.8%
Archer-Daniels-Midland Co.	3,504	160,308
Bunge Ltd.	1,552	122,654
Ingredion, Inc.	896	110,943
JM Smucker Co. (The)	880	111,514
Tyson Foods, Inc., Class A	2,320	149,083
		654,502
Gas Utilities – 0.6%
UGI Corp.	2,832	142,053
Health Care Equipment & Supplies – 2.7%
Baxter International, Inc.	3,056	170,158
Danaher Corp.	3,568	297,321
IDEXX Laboratories, Inc.*	960	161,021
		628,500
Health Care Providers & Services – 4.8%
Anthem, Inc.	1,472	261,854
Express Scripts Holding Co.*	3,472	212,973
Humana, Inc.	848	188,239
UnitedHealth Group, Inc.	2,640	461,683
		1,124,749
Hotels, Restaurants & Leisure – 0.6%
Darden Restaurants, Inc.	1,696	144,482

	Shares	Value
Household Durables – 1.6%
DR Horton, Inc.	3,072	$101,038
Garmin Ltd.	2,176	110,628
NVR, Inc.*	32	67,560
PulteGroup, Inc.	4,400	99,748
		378,974
Industrial Conglomerates – 2.7%
General Electric Co.	17,968	520,892
Roper Technologies, Inc.	560	122,472
		643,364
Insurance – 1.2%
Everest Re Group Ltd.	592	149,012
Lincoln National Corp.	576	37,976
Unum Group	1,952	90,436
		277,424
Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.*	112	103,599
Internet Software & Services – 2.7%
Alphabet, Inc., Class A*	16	14,792
Alphabet, Inc., Class C*	240	217,431
eBay, Inc.*	5,888	196,718
Facebook, Inc., Class A*	432	64,908
VeriSign, Inc.*	1,472	130,890
		624,739
IT Services – 4.1%
Accenture plc, Class A	2,896	351,285
Amdocs Ltd.	1,728	105,823
International Business Machines Corp.	2,544	407,778
Western Union Co. (The)	5,040	100,094
		964,980
Machinery – 2.9%
Cummins, Inc.	864	130,412
Illinois Tool Works, Inc.	1,664	229,782
Ingersoll-Rand plc	1,840	163,300
Parker-Hannifin Corp.	976	156,941
		680,435
Media – 1.5%
Discovery Communications, Inc., Class A*	3,984	114,659

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Discovery Communications, Inc., Class C*	4,544	$127,141
Scripps Networks Interactive, Inc., Class A	1,408	105,206
		347,006
Metals & Mining – 1.2%
Nucor Corp.	2,384	146,211
Steel Dynamics, Inc.	3,712	134,151
		280,362
Multiline Retail – 1.2%
Kohl’s Corp.	2,480	96,794
Target Corp.	3,104	173,359
		270,153
Multi-Utilities – 0.5%
DTE Energy Co.	1,232	128,855
Oil, Gas & Consumable Fuels – 3.3%
Anadarko Petroleum Corp.	2,944	167,867
Chevron Corp.	1,104	117,797
Exxon Mobil Corp.	2,784	227,313
Marathon Oil Corp.	6,608	98,261
Valero Energy Corp.	2,592	167,469
		778,707
Pharmaceuticals – 4.9%
Johnson & Johnson	4,208	519,562
Merck & Co., Inc.	4,480	279,238
Pfizer, Inc.	10,192	345,713
		1,144,513
Semiconductors & Semiconductor Equipment – 5.7%
Applied Materials, Inc.	6,112	248,208
Intel Corp.	12,464	450,574
KLA-Tencor Corp.	1,024	100,577
Lam Research Corp.	1,232	178,455
Microchip Technology, Inc.	1,952	147,532
NVIDIA Corp.	1,152	120,154
Texas Instruments, Inc.	1,040	82,347
		1,327,847

	Shares	Value
Software – 2.8%
CA, Inc.	3,728	$122,390
Microsoft Corp.	3,840	262,887
Symantec Corp.	4,880	154,354
VMware, Inc., Class A*	1,360	128,003
		667,634
Specialty Retail – 3.9%
Bed Bath & Beyond, Inc.	2,816	109,120
Best Buy Co., Inc.	2,944	152,529
Gap, Inc. (The)	5,232	137,078
Home Depot, Inc. (The)	3,264	509,510
		908,237
Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	3,872	556,213
HP, Inc.	8,496	159,895
NetApp, Inc.	2,880	114,768
Seagate Technology plc	2,528	106,505
Western Digital Corp.	1,904	169,589
Xerox Corp.	12,944	93,067
		1,200,037
Textiles, Apparel & Luxury Goods – 0.8%
Michael Kors Holdings Ltd.*	2,400	89,592
PVH Corp.	944	95,372
		184,964
Tobacco – 1.8%
Altria Group, Inc.	5,968	428,383
Trading Companies & Distributors – 1.3%
AerCap Holdings NV*	2,352	108,215
HD Supply Holdings, Inc.*	2,640	106,392
United Rentals, Inc.*	912	100,010
		314,617
Total Common Stocks (Cost $23,145,539)		23,471,290

Total Investments – 99.9% (Cost $23,145,539)		23,471,290
Other Assets Less Liabilities – 0.1%		31,844
NET ASSETS – 100.0%		$23,503,134

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® US Quality Large Cap Index Fund (cont.)

*	Non-income producing security.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$766,366
Aggregate gross unrealized depreciation	(440,547)
Net unrealized appreciation	$325,819
Federal income tax cost of investments	$23,145,471

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.5%
Aerospace & Defense – 0.9%
Arconic, Inc.	135	$3,690
L3 Technologies, Inc.	30	5,153
United Technologies Corp.	561	66,753
		75,596
Air Freight & Logistics – 1.1%
Expeditors International of Washington, Inc.	138	7,740
FedEx Corp.	138	26,179
United Parcel Service, Inc., Class B	570	61,252
		95,171
Airlines – 0.8%
Alaska Air Group, Inc.	111	9,445
Delta Air Lines, Inc.	402	18,267
Southwest Airlines Co.	414	23,275
United Continental Holdings, Inc.*	216	15,165
		66,152
Auto Components – 0.2%
Autoliv, Inc.	48	4,809
BorgWarner, Inc.	57	2,410
Delphi Automotive plc	69	5,548
Goodyear Tire & Rubber Co. (The)	102	3,695
		16,462
Automobiles – 0.6%
Ford Motor Co.	1,548	17,756
Tesla, Inc.*	102	32,035
		49,791
Banks – 8.3%
Bank of America Corp.	8,337	194,585
Citigroup, Inc.	2,352	139,050
Citizens Financial Group, Inc.	231	8,480
Comerica, Inc.	153	10,817
First Republic Bank	84	7,767
JPMorgan Chase & Co.	2,955	257,085
KeyCorp	783	14,282
PNC Financial Services Group, Inc. (The)	147	17,603

	Shares	Value
Banks – (continued)
Regions Financial Corp.	372	$5,115
SVB Financial Group*	21	3,695
US Bancorp	870	44,614
		703,093
Beverages – 2.8%
Coca-Cola Co. (The)	2,682	115,728
Coca-Cola European Partners plc	135	5,214
Dr Pepper Snapple Group, Inc.	78	7,149
PepsiCo, Inc.	984	111,467
		239,558
Biotechnology – 1.0%
AbbVie, Inc.	468	30,860
Alkermes plc*	36	2,097
Amgen, Inc.	309	50,466
		83,423
Building Products – 0.1%
Fortune Brands Home & Security, Inc.	66	4,207
Masco Corp.	171	6,330
		10,537
Capital Markets – 1.9%
Bank of New York Mellon Corp. (The)	720	33,883
E*TRADE Financial Corp.*	72	2,488
Franklin Resources, Inc.	123	5,303
Goldman Sachs Group, Inc. (The)	258	57,740
Morgan Stanley	420	18,215
MSCI, Inc.	39	3,913
Nasdaq, Inc.	45	3,099
S&P Global, Inc.	219	29,388
SEI Investments Co.	123	6,237
TD Ameritrade Holding Corp.	96	3,674
		163,940
Chemicals – 1.8%
Air Products & Chemicals, Inc.	78	10,959
Celanese Corp., Series A	90	7,834
Eastman Chemical Co.	60	4,785
Ecolab, Inc.	153	19,751
EI du Pont de Nemours & Co.	261	20,815

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
International Flavors & Fragrances, Inc.	48	$6,652
LyondellBasell Industries NV, Class A	135	11,443
Monsanto Co.	243	28,336
PPG Industries, Inc.	93	10,215
Praxair, Inc.	75	9,373
Sherwin-Williams Co. (The)	54	18,073
		148,236
Commercial Services & Supplies – 0.1%
Cintas Corp.	54	6,613
Stericycle, Inc.*	21	1,792
		8,405
Communications Equipment – 1.6%
Cisco Systems, Inc.	3,444	117,337
Juniper Networks, Inc.	228	6,856
Motorola Solutions, Inc.	108	9,285
		133,478
Consumer Finance – 0.7%
Ally Financial, Inc.	237	4,693
American Express Co.	309	24,488
Capital One Financial Corp.	132	10,610
Synchrony Financial	669	18,598
		58,389
Containers & Packaging – 0.3%
Ball Corp.	84	6,459
International Paper Co.	99	5,343
Packaging Corp. of America	69	6,816
Sealed Air Corp.	90	3,962
WestRock Co.	87	4,659
		27,239
Diversified Financial Services – 1.6%
Berkshire Hathaway, Inc., Class B*	837	138,281
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	4,221	167,278
CenturyLink, Inc.	369	9,472
Verizon Communications, Inc.	3,363	154,396
		331,146

	Shares	Value
Electric Utilities – 1.3%
Duke Energy Corp.	369	$30,443
Eversource Energy	183	10,870
NextEra Energy, Inc.	252	33,657
PG&E Corp.	219	14,684
Pinnacle West Capital Corp.	36	3,063
PPL Corp.	210	8,003
Westar Energy, Inc.	24	1,249
Xcel Energy, Inc.	222	10,001
		111,970
Electrical Equipment – 0.4%
AMETEK, Inc.	111	6,349
Eaton Corp. plc	315	23,827
		30,176
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp., Class A	117	8,460
Flex Ltd.*	102	1,577
TE Connectivity Ltd.	159	12,302
		22,339
Energy Equipment & Services – 1.6%
Baker Hughes, Inc.	336	19,948
Halliburton Co.	738	33,860
Schlumberger Ltd.	1,149	83,406
		137,214
Equity Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp.	189	23,803
Federal Realty Investment Trust	15	1,963
HCP, Inc.	177	5,549
Host Hotels & Resorts, Inc.	591	10,608
Iron Mountain, Inc.	201	6,987
Prologis, Inc.	423	23,015
Public Storage	60	12,563
Ventas, Inc.	90	5,761
Vornado Realty Trust	99	9,528
Welltower, Inc.	177	12,645
Weyerhaeuser Co.	606	20,525
		132,947
Food & Staples Retailing – 2.5%
Costco Wholesale Corp.	177	31,421
CVS Health Corp.	879	72,465

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Kroger Co. (The)	771	$22,860
Sysco Corp.	288	15,227
Walgreens Boots Alliance, Inc.	780	67,501
		209,474
Food Products – 1.7%
Archer-Daniels-Midland Co.	303	13,862
Bunge Ltd.	72	5,690
Campbell Soup Co.	108	6,214
Conagra Brands, Inc.	228	8,842
General Mills, Inc.	225	12,940
Hershey Co. (The)	84	9,089
Hormel Foods Corp.	168	5,893
Ingredion, Inc.	15	1,857
JM Smucker Co. (The)	90	11,405
Kellogg Co.	99	7,029
McCormick & Co., Inc. (Non-Voting)	81	8,092
Mondelez International, Inc., Class A	1,056	47,552
Tyson Foods, Inc., Class A	75	4,820
		143,285
Health Care Equipment & Supplies – 2.6%
Abbott Laboratories	1,425	62,187
Baxter International, Inc.	390	21,715
Becton Dickinson and Co.	126	23,558
Edwards Lifesciences Corp.*	144	15,792
Hologic, Inc.*	177	7,992
IDEXX Laboratories, Inc.*	33	5,535
Medtronic plc	936	77,772
Varian Medical Systems, Inc.*	24	2,178
		216,729
Health Care Providers & Services – 0.9%
AmerisourceBergen Corp.	78	6,400
Anthem, Inc.	180	32,020
Cigna Corp.	177	27,678
Humana, Inc.	45	9,989
		76,087
Hotels, Restaurants & Leisure – 2.9%
Carnival Corp.	297	18,346
Darden Restaurants, Inc.	45	3,834

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Las Vegas Sands Corp.	180	$10,618
Marriott International, Inc., Class A	273	25,777
McDonald’s Corp.	681	95,292
Royal Caribbean Cruises Ltd.	138	14,711
Starbucks Corp.	792	47,567
Wyndham Worldwide Corp.	84	8,006
Yum Brands, Inc.	210	13,807
Yum China Holdings, Inc.*	93	3,173
		241,131
Household Durables – 0.2%
Mohawk Industries, Inc.*	21	4,931
Newell Brands, Inc.	132	6,302
Whirlpool Corp.	33	6,127
		17,360
Household Products – 3.3%
Church & Dwight Co., Inc.	180	8,915
Clorox Co. (The)	87	11,631
Colgate-Palmolive Co.	621	44,737
Kimberly-Clark Corp.	195	25,301
Procter & Gamble Co. (The)	2,109	184,179
		274,763
Independent Power and Renewable Electricity Producers – 0.0%(a)
AES Corp.	318	3,597
Industrial Conglomerates – 3.7%
3M Co.	495	96,936
General Electric Co.	7,299	211,598
		308,534
Insurance – 2.2%
Aflac, Inc.	312	23,362
Alleghany Corp.*	6	3,664
Allstate Corp. (The)	192	15,608
American International Group, Inc.	291	17,725
Arthur J Gallagher & Co.	138	7,702
Hartford Financial Services Group, Inc. (The)	273	13,202
Loews Corp.	165	7,692
MetLife, Inc.	639	33,107
Principal Financial Group, Inc.	225	14,654

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Prudential Financial, Inc.	186	$19,908
Reinsurance Group of America, Inc.	39	4,877
Travelers Cos., Inc. (The)	111	13,504
Unum Group	78	3,614
Willis Towers Watson plc	39	5,172
		183,791
Internet & Direct Marketing Retail – 3.3%
Amazon.com, Inc.*	273	252,522
Priceline Group, Inc. (The)*	12	22,162
		274,684
Internet Software & Services – 4.7%
Alphabet, Inc., Class C*	213	192,970
Facebook, Inc., Class A*	1,293	194,273
Yahoo!, Inc.*	243	11,715
		398,958
IT Services – 3.6%
Accenture plc, Class A	543	65,866
Amdocs Ltd.	63	3,858
Automatic Data Processing, Inc.	243	25,391
Cognizant Technology Solutions Corp., Class A*	246	14,816
International Business Machines Corp.	717	114,928
Jack Henry & Associates, Inc.	63	6,106
Mastercard, Inc., Class A	525	61,068
Total System Services, Inc.	75	4,298
Western Union Co. (The)	381	7,567
		303,898
Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	204	11,230
Mettler-Toledo International, Inc.*	15	7,702
Thermo Fisher Scientific, Inc.	222	36,703
		55,635
Machinery – 1.7%
Caterpillar, Inc.	315	32,212
Cummins, Inc.	117	17,660
Deere & Co.	186	20,759
Dover Corp.	33	2,603

	Shares	Value
Machinery – (continued)
Fortive Corp.	99	$6,263
Illinois Tool Works, Inc.	213	29,413
Ingersoll-Rand plc	222	19,703
Pentair plc	123	7,935
Xylem, Inc.	81	4,164
		140,712
Media – 1.2%
Viacom, Inc., Class B	96	4,085
Walt Disney Co. (The)	873	100,919
		105,004
Mortgage Real Estate Investment Trusts (REITs) – 0.1%
AGNC Investment Corp.	96	2,023
Annaly Capital Management, Inc.	699	8,255
		10,278
Multiline Retail – 0.6%
Dollar General Corp.	165	11,997
Kohl’s Corp.	117	4,567
Macy’s, Inc.	159	4,646
Target Corp.	459	25,635
		46,845
Multi-Utilities – 0.3%
CenterPoint Energy, Inc.	132	3,766
CMS Energy Corp.	147	6,674
Consolidated Edison, Inc.	147	11,654
SCANA Corp.	66	4,376
		26,470
Oil, Gas & Consumable Fuels – 6.4%
Chevron Corp.	1,557	166,132
ConocoPhillips	513	24,578
Devon Energy Corp.	276	10,899
EQT Corp.	84	4,884
Exxon Mobil Corp.	3,423	279,488
Hess Corp.	219	10,694
Newfield Exploration Co.*	99	3,427
Noble Energy, Inc.	111	3,589
Phillips 66	129	10,263
Pioneer Natural Resources Co.	45	7,784

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Williams Cos., Inc. (The)	489	$14,978
		536,716
Personal Products – 0.2%
Estee Lauder Cos., Inc. (The), Class A	204	17,776
Pharmaceuticals – 4.0%
Allergan plc	153	37,311
Eli Lilly & Co.	684	56,129
Merck & Co., Inc.	1,509	94,056
Perrigo Co. plc	75	5,545
Pfizer, Inc.	4,164	141,243
		334,284
Professional Services – 0.1%
Verisk Analytics, Inc.*	63	5,217
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	258	9,239
Semiconductors & Semiconductor Equipment – 3.2%
Analog Devices, Inc.	96	7,315
Intel Corp.	3,918	141,636
Lam Research Corp.	66	9,560
Microchip Technology, Inc.	147	11,110
NVIDIA Corp.	294	30,664
Texas Instruments, Inc.	822	65,086
Xilinx, Inc.	117	7,384
		272,755
Software – 6.4%
Adobe Systems, Inc.*	273	36,511
Autodesk, Inc.*	180	16,213
CA, Inc.	87	2,856
Check Point Software Technologies Ltd.*	75	7,801
Dell Technologies, Inc., Class V*	57	3,825
Intuit, Inc.	165	20,660
Microsoft Corp.	6,438	440,745
Mobileye NV*	117	7,245
ServiceNow, Inc.*	42	3,968
Splunk, Inc.*	51	3,280
		543,104

	Shares	Value
Specialty Retail – 1.4%
Best Buy Co., Inc.	222	$11,502
Foot Locker, Inc.	51	3,944
Lowe’s Cos., Inc.	609	51,692
Tiffany & Co.	69	6,324
TJX Cos., Inc. (The)	450	35,388
Ulta Beauty, Inc.*	45	12,665
		121,515
Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	3,006	431,812
Hewlett Packard Enterprise Co.	1,131	21,070
HP, Inc.	1,269	23,883
Seagate Technology plc	240	10,111
		486,876
Textiles, Apparel & Luxury Goods – 0.7%
Hanesbrands, Inc.	195	4,253
Michael Kors Holdings Ltd.*	102	3,808
NIKE, Inc., Class B	744	41,225
PVH Corp.	27	2,728
VF Corp.	126	6,883
		58,897
Tobacco – 1.8%
Altria Group, Inc.	1,077	77,307
Philip Morris International, Inc.	642	71,159
		148,466
Trading Companies & Distributors – 0.2%
Fastenal Co.	174	7,774
HD Supply Holdings, Inc.*	132	5,320
		13,094
Water Utilities – 0.1%
American Water Works Co., Inc.	135	10,768
Total Common Stocks (Cost $7,801,347)		8,379,485

Total Investments – 99.5% (Cost $7,801,347)		8,379,485
Other Assets Less Liabilities – 0.5%		41,225
NET ASSETS – 100.0%		$8,420,710

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$714,053
Aggregate gross unrealized depreciation	(146,618)
Net unrealized appreciation	$567,435
Federal income tax cost of investments	$7,812,050

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 0.6%
Arconic, Inc.	96	$2,624
L3 Technologies, Inc.	30	5,153
QinetiQ Group plc	190	722
United Technologies Corp.	316	37,601
Zodiac Aerospace	62	1,505
		47,605
Air Freight & Logistics – 0.6%
Bollore SA	640	2,603
Deutsche Post AG (Registered)	516	18,542
Expeditors International of Washington, Inc.	86	4,824
FedEx Corp.	56	10,623
United Parcel Service, Inc., Class B	158	16,979
		53,571
Airlines – 0.5%
Alaska Air Group, Inc.	58	4,935
Delta Air Lines, Inc.	120	5,453
Deutsche Lufthansa AG (Registered)*	90	1,553
International Consolidated Airlines Group SA, DI	430	3,115
Qantas Airways Ltd.	1,042	3,304
Southwest Airlines Co.	246	13,830
United Continental Holdings, Inc.*	114	8,004
		40,194
Auto Components – 0.8%
Autoliv, Inc.	22	2,204
BorgWarner, Inc.	70	2,960
Bridgestone Corp.	800	33,358
Cie Generale des Etablissements Michelin	62	8,099
Continental AG	30	6,713
GKN plc	580	2,693
Goodyear Tire & Rubber Co. (The)	70	2,536
NGK Spark Plug Co. Ltd.	200	4,326
Nokian Renkaat OYJ	24	1,032
Valeo SA	82	5,893
		69,814

	Shares	Value
Automobiles – 1.3%
Bayerische Motoren Werke AG	172	$16,417
Daimler AG (Registered)	438	32,624
Ferrari NV	50	3,760
Fiat Chrysler Automobiles NV*	180	2,036
Ford Motor Co.	384	4,404
Honda Motor Co. Ltd.	1,200	34,793
Peugeot SA*	172	3,603
Porsche Automobil Holding SE (Preference)	22	1,287
Renault SA	72	6,712
		105,636
Banks – 10.1%
ABN AMRO Group NV, CVA(a)	40	1,050
Australia & New Zealand Banking Group Ltd.	1,159	28,395
Banco Bilbao Vizcaya Argentaria SA	1,148	9,187
Banco de Sabadell SA	344	662
Banco Popular Espanol SA*	726	509
Banco Santander SA	3,924	25,583
Bank of America Corp.	5,884	137,333
Bank of Ireland*	4,516	1,136
Bank of Montreal	119	8,413
Barclays plc	4,960	13,620
BNP Paribas SA	414	29,204
CaixaBank SA	938	4,258
Citigroup, Inc.	1,688	99,795
Comerica, Inc.	68	4,808
Commerzbank AG*	304	2,978
Commonwealth Bank of Australia	822	53,728
Concordia Financial Group Ltd.	800	3,676
Credit Agricole SA	284	4,221
Danske Bank A/S	202	7,335
DBS Group Holdings Ltd.	8	111
DNB ASA	272	4,258
Erste Group Bank AG*	92	3,288
First Republic Bank	18	1,664
Hang Seng Bank Ltd.	200	4,055
HSBC Holdings plc	6,780	55,831
ING Groep NV	868	14,126
Intesa Sanpaolo SpA	3,312	9,644

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
JPMorgan Chase & Co.	1,020	$88,740
KBC Group NV	38	2,743
KeyCorp	188	3,429
Lloyds Banking Group plc	27,382	24,514
National Australia Bank Ltd.	828	21,053
National Bank of Canada	64	2,483
Natixis SA	88	612
Nordea Bank AB	914	11,251
PNC Financial Services Group, Inc. (The)	84	10,059
Resona Holdings, Inc.	2,000	11,120
Royal Bank of Canada	244	16,680
Royal Bank of Scotland Group plc*	896	3,077
Skandinaviska Enskilda Banken AB, Class A	570	6,566
Societe Generale SA	292	15,965
Standard Chartered plc*	1,034	9,648
Svenska Handelsbanken AB, Class A	356	5,054
Swedbank AB, Class A	214	5,073
Toronto-Dominion Bank (The)	930	43,687
UniCredit SpA*	721	11,730
Unione di Banche Italiane SpA	190	800
Westpac Banking Corp.	1,094	28,684
		851,836
Beverages – 2.7%
Anheuser-Busch InBev SA/NV	180	20,268
Asahi Group Holdings Ltd.	400	15,089
Britvic plc	140	1,204
Carlsberg A/S, Class B	46	4,590
Coca-Cola Amatil Ltd.	144	1,009
Coca-Cola Co. (The)	1,408	60,755
Coca-Cola European Partners plc	110	4,248
Coca-Cola HBC AG, DI*	104	2,882
Diageo plc	854	24,821
Heineken Holding NV	26	2,178
Heineken NV	62	5,526
Kirin Holdings Co. Ltd.	600	11,659
PepsiCo, Inc.	514	58,226
Pernod Ricard SA	82	10,255
Thai Beverage PCL	1,000	662
		223,372

	Shares	Value
Biotechnology – 1.5%
AbbVie, Inc.	544	$35,871
Actelion Ltd. (Registered)*	30	8,004
Alkermes plc*	28	1,631
Amgen, Inc.	292	47,690
CSL Ltd.	178	17,645
Grifols SA	48	1,289
Shire plc	270	15,848
		127,978
Building Products – 0.9%
Asahi Glass Co. Ltd.	2,000	17,332
Assa Abloy AB, Class B	286	6,198
Cie de Saint-Gobain	152	8,202
Daikin Industries Ltd.	300	29,133
Geberit AG (Registered)	10	4,553
LIXIL Group Corp.	400	9,987
Masco Corp.	96	3,554
Nibe Industrier AB, Class B	86	762
		79,721
Capital Markets – 1.9%
3i Group plc	496	5,092
Aberdeen Asset Management plc	524	1,891
Bank of New York Mellon Corp. (The)	414	19,483
Credit Suisse Group AG (Registered)*	486	7,387
Deutsche Bank AG (Registered)*	1,053	18,954
Deutsche Boerse AG	84	8,219
Euronext NV(a)	12	588
Goldman Sachs Group, Inc. (The)	118	26,408
Hargreaves Lansdown plc	72	1,284
IG Group Holdings plc	150	1,055
Investec plc	178	1,316
Julius Baer Group Ltd.*	74	3,855
London Stock Exchange Group plc	120	5,252
Macquarie Group Ltd.	132	9,181
Perpetual Ltd.	46	1,816
S&P Global, Inc.	118	15,834
Schroders plc	32	1,319
SEI Investments Co.	54	2,738
Thomson Reuters Corp.	130	5,898
UBS Group AG (Registered)	1,278	21,825
		159,395

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – 3.3%
Agrium, Inc.	50	$4,685
Air Liquide SA	110	13,248
Air Products & Chemicals, Inc.	50	7,025
Akzo Nobel NV	42	3,672
Arkema SA	28	2,964
BASF SE	326	31,758
Celanese Corp., Series A	52	4,526
Covestro AG(a)	10	779
Dow Chemical Co. (The)	326	20,473
DuluxGroup Ltd.	252	1,276
Eastman Chemical Co.	66	5,264
Ecolab, Inc.	108	13,942
EI du Pont de Nemours & Co.	284	22,649
EMS-Chemie Holding AG (Registered)	2	1,253
Hexpol AB	62	689
Incitec Pivot Ltd.	468	1,326
International Flavors & Fragrances, Inc.	32	4,435
K+S AG (Registered)	80	1,908
Koninklijke DSM NV	10	715
Kuraray Co. Ltd.	200	3,226
LANXESS AG	26	1,877
Linde AG	48	8,622
LyondellBasell Industries NV, Class A	114	9,663
Mitsui Chemicals, Inc.	2,000	10,227
Monsanto Co.	166	19,357
Mosaic Co. (The)	86	2,316
Nitto Denko Corp.	100	7,526
Novozymes A/S, Class B	38	1,641
Orica Ltd.	222	3,076
PPG Industries, Inc.	88	9,666
Praxair, Inc.	44	5,499
Sherwin-Williams Co. (The)	30	10,040
Shin-Etsu Chemical Co. Ltd.	200	17,375
Sika AG	1	6,379
Solvay SA	26	3,306
Syngenta AG (Registered)*	16	7,432
Teijin Ltd.	200	3,874
Yara International ASA	64	2,385
		276,074
Commercial Services & Supplies – 0.2%
Brambles Ltd.	674	5,212

	Shares	Value
Commercial Services & Supplies – (continued)
Cintas Corp.	36	$4,409
Intrum Justitia AB	24	954
ISS A/S	30	1,244
IWG plc	296	1,244
Rentokil Initial plc	786	2,532
		15,595
Communications Equipment – 1.3%
Cisco Systems, Inc.	2,428	82,722
Juniper Networks, Inc.	138	4,150
Motorola Solutions, Inc.	62	5,330
Nokia OYJ	1,376	7,867
Telefonaktiebolaget LM Ericsson, Class B	890	5,739
		105,808
Construction & Engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	24	889
Balfour Beatty plc	362	1,367
Bouygues SA*	100	4,203
Eiffage SA	34	2,879
HOCHTIEF AG	8	1,441
Kajima Corp.	1,000	6,791
NCC AB, Class B	22	585
Vinci SA	186	15,819
		33,974
Construction Materials – 0.2%
CRH plc	228	8,311
HeidelbergCement AG	42	3,888
Imerys SA	6	516
Wienerberger AG	28	655
		13,370
Consumer Finance – 0.1%
Synchrony Financial	406	11,287
Containers & Packaging – 0.3%
Amcor Ltd.	630	7,402
Ball Corp.	46	3,537
DS Smith plc	278	1,552
Huhtamaki OYJ	34	1,317
International Paper Co.	164	8,851
Orora Ltd.	476	1,071

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Packaging Corp. of America	38	$3,754
RPC Group plc	24	252
Smurfit Kappa Group plc	52	1,392
		29,128
Distributors – 0.0%(b)
Inchcape plc	256	2,830
Diversified Financial Services – 0.8%
AMP Ltd.	674	2,702
Berkshire Hathaway, Inc., Class B*	352	58,154
Eurazeo SA	22	1,491
Investor AB, Class B	140	6,402
Kinnevik AB, Class B	56	1,495
		70,244
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	1,678	66,499
BCE, Inc.	48	2,182
BT Group plc	2,934	11,568
Deutsche Telekom AG (Registered)	1,442	25,281
Elisa OYJ	96	3,269
HKT Trust & HKT Ltd.	2,000	2,559
Iliad SA	10	2,427
Koninklijke KPN NV	1,198	3,463
Orange SA	320	4,948
Proximus SADP	68	2,080
SFR Group SA*	38	1,244
Singapore Telecommunications Ltd.	2,200	5,887
Swisscom AG (Registered)	18	7,848
Telecom Italia SpA*	3,610	3,204
Telenor ASA	270	4,375
Telia Co. AB	1,082	4,411
Telstra Corp. Ltd.	554	1,748
Verizon Communications, Inc.	1,092	50,134
Vivendi SA*	62	1,230
		204,357
Electric Utilities – 1.4%
Contact Energy Ltd.	118	422
DONG Energy A/S(a)	44	1,733
Duke Energy Corp.	268	22,110

	Shares	Value
Electric Utilities – (continued)
EDP – Energias de Portugal SA	760	$2,508
Electricite de France SA	199	1,661
Endesa SA	108	2,545
Enel SpA	2,348	11,158
Eversource Energy	150	8,910
Iberdrola SA	1,680	12,078
NextEra Energy, Inc.	172	22,972
PG&E Corp.	158	10,594
Pinnacle West Capital Corp.	36	3,063
PPL Corp.	156	5,945
Red Electrica Corp. SA	108	2,105
SSE plc	2	36
Westar Energy, Inc.	28	1,457
Xcel Energy, Inc.	164	7,388
		116,685
Electrical Equipment – 1.4%
ABB Ltd. (Registered)	620	15,172
Eaton Corp. plc	176	13,313
Gamesa Corp. Tecnologica SA	44	950
Legrand SA	98	6,342
Mitsubishi Electric Corp.	2,200	30,670
Nidec Corp.	300	27,505
OSRAM Licht AG	14	938
Schneider Electric SE	170	13,421
Ushio, Inc.	200	2,512
Vestas Wind Systems A/S	50	4,305
		115,128
Electronic Equipment, Instruments & Components – 0.8%
Fingerprint Cards AB, Class B	162	645
Halma plc	200	2,725
Hexagon AB, Class B	68	2,962
Kyocera Corp.	200	11,322
Murata Manufacturing Co. Ltd.	200	26,814
Omron Corp.	200	8,370
TDK Corp.	200	12,380
Yokogawa Electric Corp.	200	3,088
		68,306
Energy Equipment & Services – 1.0%
Amec Foster Wheeler plc	136	955
Baker Hughes, Inc.	156	9,262

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Halliburton Co.	364	$16,700
John Wood Group plc	260	2,555
Petrofac Ltd.	102	1,075
Saipem SpA*	2,650	1,141
Schlumberger Ltd.	752	54,588
		86,276
Equity Real Estate Investment Trusts (REITs) – 1.1%
British Land Co. plc (The)	260	2,208
Dexus Property Group	638	4,867
GLP J-Reit*	2	2,255
Goodman Group	408	2,475
GPT Group (The)	1,300	5,104
Hammerson plc	302	2,295
Host Hotels & Resorts, Inc.	464	8,329
ICADE	62	4,602
Intu Properties plc	200	713
Iron Mountain, Inc.	142	4,936
Japan Hotel REIT Investment Corp.	2	1,362
Land Securities Group plc	260	3,720
Link REIT	1,000	7,194
Merlin Properties Socimi SA	126	1,491
Mirvac Group	1,840	3,124
Orix JREIT, Inc.	2	3,172
Prologis, Inc.	160	8,706
Shaftesbury plc	286	3,448
Suntec REIT	600	760
Unibail-Rodamco SE	50	12,275
Weyerhaeuser Co.	372	12,600
		95,636
Food & Staples Retailing – 2.5%
Aeon Co. Ltd.	1,000	14,834
Alimentation Couche-Tard, Inc., Class B	12	551
Carrefour SA	20	471
Casino Guichard Perrachon SA	22	1,325
CVS Health Corp.	460	37,922
ICA Gruppen AB	52	1,776
J Sainsbury plc	676	2,409
Kesko OYJ, Class B	48	2,249
Koninklijke Ahold Delhaize NV	444	9,196
Kroger Co. (The)	530	15,714

	Shares	Value
Food & Staples Retailing – (continued)
Metro, Inc.	176	$6,022
Seven & i Holdings Co. Ltd.	800	33,803
Sysco Corp.	70	3,701
Tesco plc*	1,420	3,366
Walgreens Boots Alliance, Inc.	458	39,635
Wesfarmers Ltd.	558	17,944
Wm Morrison Supermarkets plc	844	2,619
Woolworths Ltd.	705	14,172
		207,709
Food Products – 2.4%
Ajinomoto Co., Inc.	400	7,783
Archer-Daniels-Midland Co.	204	9,333
Associated British Foods plc	164	5,962
Barry Callebaut AG (Registered)*	2	2,744
Bunge Ltd.	42	3,319
Campbell Soup Co.	58	3,337
Conagra Brands, Inc.	134	5,197
Danone SA	156	10,903
General Mills, Inc.	36	2,070
Golden Agri-Resources Ltd.	3,800	979
Hershey Co. (The)	48	5,194
Hormel Foods Corp.	104	3,648
JM Smucker Co. (The)	82	10,391
Kerry Group plc, Class A	12	980
McCormick & Co., Inc. (Non-Voting)	52	5,195
MEIJI Holdings Co. Ltd.	100	8,487
Mondelez International, Inc., Class A	494	22,245
Nestle SA (Registered)	1,174	90,398
Tate & Lyle plc	142	1,390
Viscofan SA	12	718
		200,273
Gas Utilities – 0.2%
Gas Natural SDG SA	146	3,301
Hong Kong & China Gas Co. Ltd.	2,000	3,996
Rubis SCA	12	1,219
Tokyo Gas Co. Ltd.	2,000	9,285
		17,801
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	940	41,022
Ansell Ltd.	156	2,777

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Baxter International, Inc.	214	$11,915
Becton Dickinson and Co.	108	20,193
Cochlear Ltd.	24	2,511
Edwards Lifesciences Corp.*	54	5,922
Elekta AB, Class B	126	1,315
Essilor International SA	10	1,295
Fisher & Paykel Healthcare Corp. Ltd.	212	1,466
Hologic, Inc.*	112	5,057
IDEXX Laboratories, Inc.*	26	4,361
Medtronic plc	674	56,003
Olympus Corp.	400	15,394
Smith & Nephew plc	358	5,882
Sonova Holding AG (Registered)	22	3,251
Sysmex Corp.	100	6,082
William Demant Holding A/S*	50	1,144
		185,590
Health Care Providers & Services – 0.8%
AmerisourceBergen Corp.	38	3,118
Anthem, Inc.	130	23,126
Cigna Corp.	126	19,702
Humana, Inc.	44	9,767
Laboratory Corp. of America Holdings*	16	2,242
Ramsay Health Care Ltd.	80	4,290
Ryman Healthcare Ltd.	160	948
Sonic Healthcare Ltd.	100	1,652
		64,845
Hotels, Restaurants & Leisure – 2.2%
Accor SA*	72	3,281
Aristocrat Leisure Ltd.	122	1,792
Carnival Corp.	198	12,230
Carnival plc	52	3,206
Compass Group plc	668	13,465
InterContinental Hotels Group plc	86	4,557
Kindred Group plc, SDR	62	643
Ladbrokes Coral Group plc	624	1,057
Las Vegas Sands Corp.	106	6,253
Marriott International, Inc., Class A	210	19,828
McDonald’s Corp.	406	56,812
Merlin Entertainments plc(a)	290	1,897
Royal Caribbean Cruises Ltd.	106	11,300

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Sodexo SA	22	$2,796
Star Entertainment Grp Ltd. (The)	434	1,808
Starbucks Corp.	338	20,300
TUI AG, DI	218	3,167
Whitbread plc	66	3,445
William Hill plc	480	1,823
Wyndham Worldwide Corp.	50	4,765
Yum Brands, Inc.	178	11,703
Yum China Holdings, Inc.*	80	2,730
		188,858
Household Durables – 0.8%
Barratt Developments plc	394	2,954
Berkeley Group Holdings plc	32	1,349
Electrolux AB, Series B	42	1,248
Husqvarna AB, Class B	70	696
Mohawk Industries, Inc.*	12	2,817
Panasonic Corp.	1,200	14,323
SEB SA	18	2,901
Sharp Corp.*	2,000	7,213
Sony Corp.	1,000	33,722
Whirlpool Corp.	18	3,342
		70,565
Household Products – 2.3%
Church & Dwight Co., Inc.	88	4,359
Clorox Co. (The)	64	8,556
Colgate-Palmolive Co.	282	20,315
Henkel AG & Co. KGaA (Preference)	76	10,345
Kimberly-Clark Corp.	70	9,082
Procter & Gamble Co. (The)	1,260	110,036
Reckitt Benckiser Group plc	272	25,024
Svenska Cellulosa AB SCA, Class B	148	4,904
		192,621
Independent Power and Renewable Electricity Producers – 0.0%(b)
Drax Group plc	124	518
Meridian Energy Ltd.	448	852
Uniper SE*	38	624
		1,994

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 3.3%
3M Co.	282	$55,224
CK Hutchison Holdings Ltd.	1,000	12,491
General Electric Co.	4,998	144,892
Keppel Corp. Ltd.	200	932
Koninklijke Philips NV	320	11,088
Siemens AG (Registered)	342	49,011
Smiths Group plc	140	2,970
		276,608
Insurance – 2.1%
Admiral Group plc	68	1,769
Aegon NV	388	1,977
Aflac, Inc.	126	9,435
Ageas	60	2,457
Arthur J Gallagher & Co.	64	3,572
Assicurazioni Generali SpA	396	6,266
Aviva plc	832	5,646
AXA SA	638	17,028
Delta Lloyd NV*	138	793
Direct Line Insurance Group plc	650	2,937
Gjensidige Forsikring ASA	56	862
Great-West Lifeco, Inc.	122	3,276
Hannover Rueck SE	20	2,398
Hartford Financial Services Group, Inc. (The)	96	4,643
Hiscox Ltd.	174	2,548
Insurance Australia Group Ltd.	1,072	4,978
Legal & General Group plc	1,224	3,897
Medibank Pvt Ltd.	1,288	2,803
MetLife, Inc.	160	8,290
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	72	13,795
NN Group NV	118	3,911
Old Mutual plc	1,262	3,167
Phoenix Group Holdings	156	1,491
Power Corp. of Canada	104	2,406
Power Financial Corp.	90	2,283
Principal Financial Group, Inc.	142	9,248
Prudential plc	516	11,456
RSA Insurance Group plc	330	2,545
Sampo OYJ, Class A	128	6,132

	Shares	Value
Insurance – (continued)
St James’s Place plc	198	$2,941
Standard Life plc	570	2,684
Swiss Life Holding AG (Registered)*	10	3,253
Swiss Re AG	122	10,613
Tryg A/S	46	882
Zurich Insurance Group AG	54	14,940
		177,322
Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.*	76	70,299
Priceline Group, Inc. (The)*	10	18,468
Zalando SE* (a)	32	1,411
		90,178
Internet Software & Services – 2.5%
Alphabet, Inc., Class C*	118	106,903
carsales.com Ltd.	88	773
Facebook, Inc., Class A*	686	103,071
Moneysupermarket.com Group plc	200	895
		211,642
IT Services – 2.2%
Accenture plc, Class A	358	43,426
Amadeus IT Group SA	124	6,684
Amdocs Ltd.	72	4,409
Atos SE	36	4,716
Automatic Data Processing, Inc.	82	8,568
Cap Gemini SA	70	7,005
Cognizant Technology Solutions Corp., Class A*	178	10,721
Computershare Ltd.	146	1,610
Fujitsu Ltd.	2,000	12,466
International Business Machines Corp.	508	81,427
Jack Henry & Associates, Inc.	24	2,326
Total System Services, Inc.	46	2,636
		185,994
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	76	4,184
Eurofins Scientific SE	6	2,954
Lonza Group AG (Registered)*	14	2,862
Mettler-Toledo International, Inc.*	8	4,107

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Life Sciences Tools & Services – (continued)
Thermo Fisher Scientific, Inc.	164	$27,114
		41,221
Machinery – 1.6%
Alfa Laval AB	32	657
Atlas Copco AB, Class A	220	8,229
CNH Industrial NV	348	3,839
Cummins, Inc.	66	9,962
Deere & Co.	102	11,384
Fortive Corp.	60	3,796
Georg Fischer AG (Registered)	2	1,885
Hitachi Construction Machinery Co. Ltd.	200	5,151
Illinois Tool Works, Inc.	134	18,504
Ingersoll-Rand plc	112	9,940
Kawasaki Heavy Industries Ltd.	2,000	6,046
KION Group AG	16	1,084
Komatsu Ltd.	600	15,997
Kone OYJ, Class B	2	92
Kubota Corp.	800	12,581
Metso OYJ	18	645
NSK Ltd.	200	2,727
Pentair plc	62	4,000
Rotork plc	384	1,222
SKF AB, Class B	66	1,450
Spirax-Sarco Engineering plc	12	807
Volvo AB, Class B	560	9,164
Wartsila OYJ Abp	36	2,191
Xylem, Inc.	52	2,673
		134,026
Marine – 0.2%
AP Moller – Maersk A/S, Class B	2	3,459
Kawasaki Kisen Kaisha Ltd.	2,000	5,257
Mitsui OSK Lines Ltd.	2,000	6,118
		14,834
Media – 1.4%
Comcast Corp., Class A	940	36,839
Eutelsat Communications SA	46	1,088
JCDecaux SA	46	1,622
Lagardere SCA	18	551
Pearson plc	370	3,059

	Shares	Value
Media – (continued)
Publicis Groupe SA	6	$433
REA Group Ltd.	28	1,288
Schibsted ASA, Class A	44	1,097
Shaw Communications, Inc., Class B	298	6,307
Sky plc	260	3,337
Telenet Group Holding NV*	22	1,336
Walt Disney Co. (The)	504	58,262
WPP plc	198	4,234
		119,453
Metals & Mining – 1.2%
Agnico Eagle Mines Ltd.	18	859
Alumina Ltd.	996	1,370
Anglo American plc*	242	3,464
ArcelorMittal*	536	4,228
BHP Billiton Ltd.	1,302	23,096
BHP Billiton plc	690	10,489
Boliden AB	64	1,830
Glencore plc*	3,906	15,345
Mitsubishi Materials Corp.	200	5,948
Norsk Hydro ASA	572	3,272
Rio Tinto Ltd.	208	9,402
Rio Tinto plc	448	17,747
Teck Resources Ltd., Class B	118	2,444
thyssenkrupp AG	182	4,331
		103,825
Mortgage Real Estate Investment Trusts (REITs) – 0.0%(b)
Annaly Capital Management, Inc.	210	2,480
Multiline Retail – 0.3%
Canadian Tire Corp. Ltd., Class A	34	4,143
Dollar General Corp.	56	4,072
J Front Retailing Co. Ltd.	200	2,879
Kohl’s Corp.	54	2,107
Macy’s, Inc.	90	2,630
Next plc	46	2,562
Target Corp.	188	10,500
		28,893
Multi-Utilities – 0.7%
AGL Energy Ltd.	330	6,604
CenterPoint Energy, Inc.	222	6,334

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – (continued)
CMS Energy Corp.	74	$3,360
Consolidated Edison, Inc.	96	7,611
DUET Group	1,124	2,538
E.ON SE	498	3,881
Engie SA	368	5,189
Innogy SE(a)	58	2,132
National Grid plc	812	10,505
SCANA Corp.	42	2,785
Veolia Environnement SA	256	4,862
		55,801
Oil, Gas & Consumable Fuels – 5.6%
BP plc	4,934	28,246
Caltex Australia Ltd.	136	3,038
Canadian Natural Resources Ltd.	734	23,341
Chevron Corp.	1,120	119,504
Enbridge, Inc.	618	25,573
Eni SpA	570	8,857
Exxon Mobil Corp.	1,654	135,049
Galp Energia SGPS SA	140	2,176
Hess Corp.	136	6,641
Inpex Corp.	800	7,669
JXTG Holdings, Inc.	3,600	16,248
Neste OYJ	60	2,450
Oil Search Ltd.	268	1,447
OMV AG	76	3,499
Repsol SA	273	4,321
Royal Dutch Shell plc, Class A	1,542	40,098
Santos Ltd.*	1,124	2,925
Snam SpA	744	3,288
Statoil ASA	154	2,547
TOTAL SA	486	24,964
Woodside Petroleum Ltd.	320	7,701
		469,582
Paper & Forest Products – 0.1%
Mondi plc	116	3,003
Stora Enso OYJ, Class R	258	3,068
UPM-Kymmene OYJ	140	3,694
		9,765

	Shares	Value
Personal Products – 1.1%
Beiersdorf AG	60	$5,968
Estee Lauder Cos., Inc. (The), Class A	134	11,677
L’Oreal SA	66	13,141
Shiseido Co. Ltd.	400	10,823
Unilever NV, CVA	440	23,068
Unilever plc	504	25,899
		90,576
Pharmaceuticals – 6.5%
Allergan plc	150	36,579
AstraZeneca plc	404	24,239
Bayer AG (Registered)	290	35,874
Eli Lilly & Co.	478	39,225
Galenica AG (Registered)	2	2,172
GlaxoSmithKline plc	1,022	20,494
H Lundbeck A/S	18	922
Hikma Pharmaceuticals plc	48	1,203
Ipsen SA	16	1,862
Merck & Co., Inc.	1,142	71,181
Merck KGaA	72	8,452
Novartis AG (Registered)	908	69,825
Novo Nordisk A/S, Class B	540	21,008
Orion OYJ, Class B	50	2,867
Perrigo Co. plc	54	3,993
Pfizer, Inc.	2,808	95,247
Roche Holding AG	242	63,280
Sanofi	456	43,007
Zoetis, Inc.	142	7,968
		549,398
Professional Services – 0.3%
Adecco Group AG (Registered)*	56	4,157
Bureau Veritas SA	210	4,863
Hays plc	404	895
Randstad Holding NV	50	2,979
RELX NV	102	1,972
RELX plc	164	3,323
Teleperformance	24	3,014
Wolters Kluwer NV	78	3,312
		24,515
Real Estate Management & Development – 0.5%
Capital & Counties Properties plc	134	547

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
CapitaLand Ltd.*	1,000	$2,690
Castellum AB	60	822
CBRE Group, Inc., Class A*	192	6,876
Cheung Kong Property Holdings Ltd.	1,000	7,174
City Developments Ltd.	200	1,544
Daiwa House Industry Co. Ltd.	400	11,881
Fastighets AB Balder, Class B*	58	1,296
Hulic Co. Ltd.	400	3,768
PSP Swiss Property AG (Registered)	18	1,613
Tokyu Fudosan Holdings Corp.	400	2,182
Vonovia SE	104	3,764
		44,157
Road & Rail – 0.4%
Aurizon Holdings Ltd.	578	2,226
Canadian National Railway Co.	278	20,062
DSV A/S	72	4,010
Nippon Express Co. Ltd.	2,000	10,981
		37,279
Semiconductors & Semiconductor Equipment – 2.4%
Analog Devices, Inc.	106	8,077
Infineon Technologies AG	490	10,138
Intel Corp.	2,630	95,074
Lam Research Corp.	36	5,215
Microchip Technology, Inc.	56	4,232
NVIDIA Corp.	152	15,854
STMicroelectronics NV	354	5,721
Texas Instruments, Inc.	484	38,323
Tokyo Electron Ltd.	100	11,631
Xilinx, Inc.	116	7,321
		201,586
Software – 5.1%
Adobe Systems, Inc.*	196	26,213
Autodesk, Inc.*	108	9,727
CA, Inc.	72	2,364
Check Point Software Technologies Ltd.*	36	3,744
Constellation Software, Inc.	6	2,740
Dassault Systemes SE	52	4,639
Dell Technologies, Inc., Class V*	34	2,282
Gemalto NV	12	672

	Shares	Value
Software – (continued)
Intuit, Inc.	94	$11,770
Microsoft Corp.	4,542	310,945
Mobileye NV*	74	4,582
Open Text Corp.	88	3,052
Playtech plc	166	2,060
SAP SE	352	35,291
SimCorp A/S	28	1,755
Splunk, Inc.*	38	2,444
Temenos Group AG (Registered)*	16	1,385
Ubisoft Entertainment SA*	28	1,326
Workday, Inc., Class A*	30	2,622
		429,613
Specialty Retail – 1.0%
Best Buy Co., Inc.	130	6,735
Dufry AG (Registered)*	16	2,620
Foot Locker, Inc.	52	4,022
Hennes & Mauritz AB, Class B	82	2,032
Industria de Diseno Textil SA	64	2,454
Kingfisher plc	1,378	6,085
Lowe’s Cos., Inc.	280	23,766
Tiffany & Co.	70	6,416
TJX Cos., Inc. (The)	314	24,693
Ulta Beauty, Inc.*	26	7,317
		86,140
Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc.	2,586	371,479
Brother Industries Ltd.	200	4,110
Canon, Inc.	600	19,894
Hewlett Packard Enterprise Co.	694	12,929
HP, Inc.	830	15,621
Konica Minolta, Inc.	200	1,767
Logitech International SA (Registered)	24	802
Ricoh Co. Ltd.	400	3,330
Seagate Technology plc	130	5,477
Seiko Epson Corp.	400	8,182
		443,591
Textiles, Apparel & Luxury Goods – 1.2%
adidas AG	96	19,225
Asics Corp.	200	3,536
Burberry Group plc	178	3,717

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Christian Dior SE	18	$4,938
Cie Financiere Richemont SA (Registered)	124	10,358
Hermes International	6	2,870
HUGO BOSS AG	40	3,042
Kering	24	7,437
Luxottica Group SpA	62	3,592
LVMH Moet Hennessy Louis Vuitton SE	84	20,718
Michael Kors Holdings Ltd.*	112	4,181
NIKE, Inc., Class B	306	16,955
VF Corp.	12	655
		101,224
Tobacco – 2.1%
Altria Group, Inc.	596	42,781
British American Tobacco plc	478	32,250
Imperial Brands plc	256	12,526
Japan Tobacco, Inc.	1,000	33,247
Philip Morris International, Inc.	468	51,873
Swedish Match AB	96	3,168
		175,845
Trading Companies & Distributors – 0.4%
Brenntag AG	44	2,608
Bunzl plc	142	4,424
Fastenal Co.	54	2,413
IMCD Group NV	12	646
Marubeni Corp.	1,400	8,621
Rexel SA	174	3,107
Toyota Tsusho Corp.	200	6,307
Travis Perkins plc	168	3,501
Wolseley plc	64	4,061
		35,688
Transportation Infrastructure – 0.3%
Abertis Infraestructuras SA	63	1,108
Aena SA(a)	16	2,823
Aeroports de Paris	22	2,933
Atlantia SpA	70	1,775
Auckland International Airport Ltd.	252	1,194
Fraport AG Frankfurt Airport Services Worldwide	18	1,415
Groupe Eurotunnel SE (Registered)	318	3,492

	Shares	Value
Transportation Infrastructure – (continued)
Macquarie Atlas Roads Group	140	$559
SATS Ltd.	200	728
Sydney Airport	734	3,782
Transurban Group	702	6,405
		26,214
Water Utilities – 0.1%
American Water Works Co., Inc.	72	5,743
Severn Trent plc	160	4,813
		10,556
Wireless Telecommunication Services – 0.5%
Freenet AG	60	1,882
NTT DOCOMO, Inc.	600	14,469
Tele2 AB, Class B	106	1,068
Vodafone Group plc	9,272	23,877
		41,296
Total Common Stocks (Cost $7,409,678)		8,353,378

CLOSED END FUND – 0.0%(b)
Chemicals – 0.0%(b)
BB Biotech AG (Registered) (Cost $999)	20	1,133
Total Investments – 99.0% (Cost $7,410,677)		8,354,511
Other Assets Less Liabilities – 1.0%		80,872
NET ASSETS – 100.0%		$8,435,383

*	Non-income producing security.

(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations:

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,061,399
Aggregate gross unrealized depreciation	(119,100)
Net unrealized appreciation	$942,299
Federal income tax cost of investments	$7,412,212

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
EURO STOXX 50® Index Futures Contracts	2	06/16/2017	$76,401	$1,913

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	4.0%
Austria	0.1
Belgium	0.4
Canada	2.2
Denmark	0.6
Finland	0.4
France	4.7
Germany	4.7
Hong Kong	0.4
Ireland	0.1
Italy	0.9
Japan	8.9
Luxembourg	0.0 †
Netherlands	1.1
New Zealand	0.1
Norway	0.2
Portugal	0.1
Singapore	0.2
Spain	1.0
Sweden	1.2
Switzerland	4.4
United Kingdom	7.9
United States	55.4
Other[1]	1.0
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%
Building Products – 0.1%
Universal Forest Products, Inc.(a)	54,036	$5,149,090
Chemicals – 18.7%
Agrium, Inc.	651,434	61,041,267
CF Industries Holdings, Inc.(a)	999,666	26,731,069
Incitec Pivot Ltd.	7,850,230	22,250,310
Israel Chemicals Ltd.	2,359,572	10,201,617
K+S AG (Registered)(a)	894,596	21,339,201
Monsanto Co.	2,071,380	241,543,622
Mosaic Co. (The)(a)	1,443,962	38,885,897
Nufarm Ltd.	972,648	7,397,605
Potash Corp. of Saskatchewan, Inc.	3,878,584	65,300,229
Sasol Ltd.(a)	462,308	14,162,419
Scotts Miracle-Gro Co. (The)(a)	228,152	22,039,483
Syngenta AG (Registered)*	501,334	232,876,429
UPL Ltd.	1,966,032	24,637,287
Yara International ASA(a)	861,574	32,103,475
		820,509,910
Containers & Packaging – 0.3%
Klabin SA	2,401,600	11,839,825
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	45,630,400	6,009,167
Equity Real Estate Investment Trusts (REITs) – 2.0%
Rayonier, Inc.	378,252	10,674,272
Weyerhaeuser Co.	2,215,476	75,038,172
		85,712,444
Food Products – 11.6%
Archer-Daniels-Midland Co.	2,971,980	135,968,085
Bunge Ltd.	627,418	49,584,844
Charoen Pokphand Foods PCL, NVDR	17,711,800	13,697,330
Charoen Pokphand Indonesia Tbk. PT	45,930,600	10,992,469

	Shares	Value
Food Products – (continued)
CJ CheilJedang Corp.	41,958	$12,573,757
Fresh Del Monte Produce, Inc.(a)	177,118	10,857,333
Golden Agri-Resources Ltd.(a)	32,421,600	8,350,702
GrainCorp Ltd., Class A	903,602	6,027,768
IOI Corp. Bhd.	17,682,300	18,696,558
Kuala Lumpur Kepong Bhd.	2,397,600	13,542,767
Marine Harvest ASA*	2,008,338	33,478,161
Maruha Nichiro Corp.	300,200	8,577,527
PPB Group Bhd.	2,997,000	11,667,657
Salmar ASA	297,198	7,066,974
Tyson Foods, Inc., Class A(a)	1,897,264	121,918,185
Wilmar International Ltd.(a)	18,012,000	45,748,444
		508,748,561
Metals & Mining – 29.4%
Agnico Eagle Mines Ltd.	930,620	44,410,862
Anglo American plc* (a)	4,004,668	57,328,197
AngloGold Ashanti Ltd.(a)	1,630,086	18,414,323
Barrick Gold Corp.	4,253,834	70,995,752
BHP Billiton Ltd.(a)	9,786,520	173,603,092
Boliden AB(a)	771,514	22,061,181
First Quantum Minerals Ltd.	1,780,186	16,938,653
Fortescue Metals Group Ltd.	4,836,222	19,205,041
Franco-Nevada Corp.	678,461	46,067,666
Freeport-McMoRan, Inc.*	2,983,988	38,045,847
Glencore plc*	32,361,560	127,131,475
Goldcorp, Inc.	3,173,114	44,140,005
Grupo Mexico SAB de CV, Series B	9,606,400	28,027,894
Kinross Gold Corp.*	4,617,076	16,039,721
Korea Zinc Co. Ltd.	38,961	14,568,860
Mitsubishi Materials Corp.	380,500	11,315,668
MMC Norilsk Nickel PJSC	2,980	457,354
MMC Norilsk Nickel PJSC, ADR	1,960,526	30,162,692
Newcrest Mining Ltd.	2,959,972	46,840,093
Newmont Mining Corp.	1,969,312	66,582,439
Norsk Hydro ASA	4,070,712	23,284,292
Randgold Resources Ltd.	351,234	30,922,531
Rio Tinto plc	3,461,306	137,118,336

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Royal Gold, Inc.(a)	216,144	$15,277,058
Silver Wheaton Corp.	1,819,212	36,243,205
South32 Ltd.	15,478,312	32,179,766
Southern Copper Corp.(a)	537,358	19,006,352
Sumitomo Metal Mining Co. Ltd.	1,667,031	22,604,444
Tahoe Resources, Inc.	1,233,822	9,980,305
Teck Resources Ltd., Class B	1,311,874	27,171,997
Vale SA (Preference)*	5,403,600	44,224,787
		1,290,349,888
Multi-Utilities – 1.4%
Suez(a)	1,233,822	20,267,760
Veolia Environnement SA(a)	2,077,384	39,452,198
		59,719,958
Oil, Gas & Consumable Fuels – 27.4%
Anadarko Petroleum Corp.	423,282	24,135,540
Apache Corp.(a)	306,204	14,893,763
BP plc	17,057,364	97,650,741
Canadian Natural Resources Ltd.	975,650	31,025,570
Cenovus Energy, Inc.	726,484	7,231,366
Chevron Corp.	1,567,044	167,203,595
China Petroleum & Chemical Corp., Class H	23,976,000	19,421,129
CNOOC Ltd.	14,985,000	17,475,162
Concho Resources, Inc.* (a)	114,076	14,448,866
ConocoPhillips	978,652	46,887,217
Devon Energy Corp.	375,250	14,818,622
Eni SpA	2,359,572	36,666,136
EOG Resources, Inc.	435,290	40,264,325
Exxon Mobil Corp.	2,479,652	202,463,586
Gazprom PJSC, ADR	4,747,255	22,549,461
Gazprom PJSC, ADR, OTC	155,011	734,752
Hess Corp.	192,128	9,381,610
LUKOIL PJSC, ADR	375,250	18,636,791
Noble Energy, Inc.	336,224	10,870,122
Occidental Petroleum Corp.	738,492	45,446,798
PetroChina Co. Ltd., Class H	17,982,000	12,669,974
Petroleo Brasileiro SA (Preference)*	4,503,000	19,553,167

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Pioneer Natural Resources Co.	147,098	$25,446,483
Repsol SA	1,068,712	16,915,454
Royal Dutch Shell plc, Class A	3,740,492	96,906,210
Statoil ASA(a)	891,594	14,748,015
Suncor Energy, Inc.	1,428,952	44,708,964
TOTAL SA(a)	2,215,476	113,799,633
Woodside Petroleum Ltd.	621,414	14,954,833
		1,201,907,885
Paper & Forest Products – 3.1%
Canfor Corp.*	228,152	3,420,695
Century Plyboards India Ltd.*	260,739	1,042,470
Duratex SA	900,600	2,514,180
Interfor Corp.*	213,142	3,142,648
Mondi plc	1,131,754	29,298,776
Oji Holdings Corp.	3,002,000	14,515,816
Stella-Jones, Inc.	147,098	4,651,881
Stora Enso OYJ, Class R(a)	1,741,160	20,704,715
UPM-Kymmene OYJ	1,729,152	45,624,122
West Fraser Timber Co. Ltd.	204,136	9,157,977
Western Forest Products, Inc.	1,395,930	2,195,019
		136,268,299
Trading Companies & Distributors – 1.6%
Marubeni Corp.	8,105,400	49,910,707
Mitsui & Co. Ltd.	1,501,000	21,181,242
		71,091,949
Water Utilities – 4.0%
Aguas Andinas SA, Class A	8,679,312	4,911,558
American States Water Co.(a)	99,066	4,410,418
American Water Works Co., Inc.	567,378	45,254,069
Aqua America, Inc.(a)	567,378	18,774,538
California Water Service Group(a)	135,090	4,822,713
China Water Affairs Group Ltd.	2,738,334	1,830,826
Cia de Saneamento Basico do Estado de Sao Paulo*	878,938	8,001,336

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	378,662	$3,483,691
Cia de Saneamento de Minas Gerais-COPASA*	300,200	3,372,886
Guangdong Investment Ltd.	9,667,576	14,965,846
Pennon Group plc	1,323,882	14,678,459
Severn Trent plc	795,530	23,929,293
United Utilities Group plc	2,197,464	27,676,303
		176,111,936
Total Common Stocks (Cost $4,301,484,657)		4,373,418,912
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 3.5%
CERTIFICATES OF DEPOSIT – 1.4%
Bank of Montreal, Chicago
1.18%, 9/6/2017	$7,000,000	7,001,001
Credit Suisse, New York
1.11%, 8/16/2017	6,500,000	6,505,980
HSBC, New York
1.34%, 8/1/2017	5,000,000	5,002,950
KBC Bank NV, Brussels
1.12%, 5/2/2017	1,500,000	1,499,953
Landesbank Baden-Wurttemberg, London
1.08%, 5/18/2017	4,000,000	3,997,962
Mizuho Bank Ltd., New York
1.34%, 9/8/2017	4,000,000	4,001,172
Norinchukin Bank, London
1.13%, 6/20/2017	3,000,000	2,995,305
Standard Chartered, London
1.16%, 6/8/2017	3,000,000	2,996,337
Sumitomo Mitsui Banking Corp., New York
1.45%, 5/31/2017	1,000,000	1,000,031
Sumitomo Mitsui Trust Bank Ltd., New York
1.32%, 9/5/2017	1,500,000	1,499,889

	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Swedbank, New York
0.89%, 5/2/2017	$8,300,000	$8,300,000
The Chiba Bank Ltd., New York Branch
1.22%, 6/7/2017	4,000,000	4,000,000
Toronto Dominion, New York
1.20%, 6/1/2017	5,000,000	5,000,244
Wells Fargo Bank (San Francisco) NA
1.41%, 7/27/2017	5,250,000	5,255,077
Total Certificates of Deposit (Cost $59,042,769)		59,055,901

COMMERCIAL PAPER – 0.1%
ING (US) Funding LLC
1.11%, 6/9/2017	2,500,000	2,496,994
Macquarie Bank Ltd.
1.15%, 6/13/2017	4,000,000	3,994,506
Total Commercial Paper (Cost $6,491,500)		6,491,500

FUNDING AGREEMENT – 0.1%
United of Omaha Life Insurance 1.18%, 5/30/2017 (Cost $3,000,000)	3,000,000	3,000,000

MASTER DEMAND NOTE – 0.1%
Natixis Financial Products LLC 1.16%, 5/1/2017 (Cost $5,000,000)	5,000,000	5,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
REPURCHASE AGREEMENTS – 1.8%
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $14,579,964, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $14,870,535	$14,578,956	$14,578,956
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $15,601,417, collateralized by various Common Stocks; total market value $17,160,003	15,600,000	15,600,000
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $17,501,896, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $18,360,208	17,500,000	17,500,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Mizuho Securities USA, Inc., 0.85%, dated 4/28/2017, due 5/1/2017, repurchase price $25,001,771, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% – 3.50%, maturing 1/20/2047 – 3/20/2047; total market value $25,500,000	$25,000,000	$25,000,000
ML Pierce Fenner & Smith, Inc., 1.46%, dated 4/28/2017, due 7/31/2017, repurchase price $8,030,498, collateralized by various Common Stocks; total market value $8,800,001	8,000,000	8,000,000
Total Repurchase Agreements (Cost $80,678,956)		80,678,956
Total Securities Lending Reinvestments (Cost $154,213,225)		154,226,357
Total Investments – 103.2% (Cost $4,455,697,882)		4,527,645,269
Liabilities Less Other Assets – (3.2%)		(142,135,025)
NET ASSETS – 100.0%		$4,385,510,244

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $256,233,951, collateralized in the form of cash with a value of $154,224,604 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $40,580,211 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 5/18/2017 – 2/15/2047 and $72,895,996 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $267,700,811.

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

(b)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $154,226,357.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$328,236,621
Aggregate gross unrealized depreciation	(261,965,973)
Net unrealized appreciation	$66,270,648
Federal income tax cost of investments	$4,461,374,621

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	15	06/16/2017	$1,785,375	$18,028
E-mini S&P MidCap 400® Index Futures Contracts	5	06/16/2017	865,000	14,944
FTSE 100® Index Futures Contracts	32	06/16/2017	2,966,310	(27,405)
FTSE/JSE Top 40 Index Futures Contracts	26	06/15/2017	923,596	51,633
S&P Toronto Stock Exchange 60® Index Futures Contracts	34	06/15/2017	4,559,526	29,382
SPI 200® Index Futures Contracts	13	06/15/2017	1,437,162	42,054
				$128,636

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	4,023,200	Goldman Sachs & Co.	USD	3,000,000	06/21/2017	$6,028
AUD	2,658,765	Citibank NA	USD	1,998,865	06/21/2017	(12,307)
AUD	285,765	Toronto-Dominion Bank (The)	USD	219,000	06/21/2017	(5,484)
BRL	1,242,080	Morgan Stanley	USD	382,614	06/21/2017	1,013
CAD	3,223,349	Goldman Sachs & Co.	USD	2,397,535	06/21/2017	(38,253)
CHF	389,210	Morgan Stanley	USD	388,344	06/21/2017	3,903
CHF	103,123	Toronto-Dominion Bank (The)	USD	104,000	06/21/2017	(73)
EUR	1,200,933	Societe Generale	USD	1,286,343	06/21/2017	24,815
EUR	991,579	Bank of New York	USD	1,081,000	06/21/2017	1,590
GBP	2,247,736	Goldman Sachs & Co.	USD	2,900,000	06/21/2017	12,309
GBP	416,191	Toronto-Dominion Bank (The)	USD	519,000	06/21/2017	20,243
JPY	99,428,944	Morgan Stanley	USD	870,496	06/21/2017	23,310
KRW	62,611,650	Citibank NA	USD	54,221	06/21/2017	834
RUB	27,683,484	Goldman Sachs & Co.	USD	455,645	06/21/2017	24,448
USD	5,160,000	Toronto-Dominion Bank (The)	AUD	6,722,996	06/21/2017	136,757
USD	230,000	Morgan Stanley	BRL	730,618	06/21/2017	4,342
USD	1,200,000	Morgan Stanley	CAD	1,629,650	06/21/2017	8,126

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	850,000	Toronto-Dominion Bank (The)	CAD	1,134,958	06/21/2017	$19,284
USD	80,000	Toronto-Dominion Bank (The)	CHF	79,394	06/21/2017	(13)
USD	800,000	Goldman Sachs & Co.	CHF	793,856	06/21/2017	(49)
USD	1,010,000	Goldman Sachs & Co.	EUR	930,543	06/21/2017	(5,951)
USD	1,200,000	Bank of New York	EUR	1,121,611	06/21/2017	(24,556)
USD	200,000	Toronto-Dominion Bank (The)	EUR	185,344	06/21/2017	(2,355)
USD	1,100,000	Morgan Stanley	EUR	1,009,702	06/21/2017	(2,376)
USD	804,467	Citibank NA	GBP	656,692	06/21/2017	(46,386)
USD	1,270,000	Societe Generale	GBP	1,018,681	06/21/2017	(49,867)
USD	400,000	Toronto-Dominion Bank (The)	GBP	322,545	06/21/2017	(17,910)
USD	500,000	Morgan Stanley	JPY	55,590,920	06/21/2017	272
USD	1,300,000	Toronto-Dominion Bank (The)	JPY	143,884,650	06/21/2017	6,565
USD	290,000	Toronto-Dominion Bank (The)	JPY	32,544,235	06/21/2017	(2,553)
USD	210,000	Morgan Stanley	KRW	237,284,250	06/21/2017	1,356
USD	100,000	JPMorgan Chase Bank	RUB	5,896,863	06/21/2017	(2,265)
						$84,797

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

KRW – Korean Won

RUB – Russian Ruble

USD – US Dollar

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	7.4%
Brazil	2.1
Canada	12.4
Chile	0.1
China	1.5
Finland	1.5
France	4.0
Germany	0.5
India	0.6
Indonesia	0.3
Israel	0.2
Italy	0.8
Japan	2.9
Malaysia	1.0
Mexico	0.6
Norway	2.5
Philippines	0.1
Russia	1.7
Singapore	1.2
South Africa	0.8
South Korea	0.6
Spain	0.4
Sweden	0.5
Switzerland	5.3
Thailand	0.3
United Kingdom	14.7
United States	35.7
Other[1]	0.3
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.1%
Air Freight & Logistics – 3.3%
bpost SA	56,240	$1,347,336
CTT-Correios de Portugal SA	66,120	377,215
Deutsche Post AG (Registered)	604,200	21,712,138
Oesterreichische Post AG* (a)	17,100	725,755
PostNL NV	238,260	1,179,734
Royal Mail plc	592,800	3,086,913
Singapore Post Ltd.(a)	760,000	750,376
		29,179,467
Commercial Services & Supplies – 3.1%
Better World Green PCL, NVDR	2,622,000	157,669
China Everbright International Ltd.	2,627,000	3,553,309
Clean Harbors, Inc.* (a)	12,160	706,618
Cleanaway Co. Ltd.	46,000	262,238
Cleanaway Waste Management Ltd.	1,036,260	984,208
Daiseki Co. Ltd.	22,400	499,363
Republic Services, Inc.	49,780	3,135,642
Shanghai Youngsun Investment Co. Ltd., Class B* (b)	57,800	168,892
Stericycle, Inc.* (a)	16,720	1,426,885
Waste Connections, Inc.	105,640	9,702,531
Waste Management, Inc.	87,020	6,333,316
		26,930,671
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	8,740,000	1,150,990
Diversified Telecommunication Services – 14.8%
AT&T, Inc.	1,001,300	39,681,519
BCE, Inc.	151,240	6,874,545
BT Group plc	1,540,520	6,073,813
Cellnex Telecom SA(c)	21,280	375,979
CenturyLink, Inc.(a)	96,140	2,467,914
Chunghwa Telecom Co. Ltd.	853,304	2,884,790
Deutsche Telekom AG (Registered)	558,600	9,793,428
Infrastrutture Wireless Italiane SpA(c)	41,800	231,232

	Shares	Value
Diversified Telecommunication Services – (continued)
Level 3 Communications, Inc.*	46,360	$2,816,834
Nippon Telegraph & Telephone Corp.	245,700	10,511,737
Telefonica SA	783,940	8,669,034
Telesites SAB de CV*	342,000	212,649
Telstra Corp. Ltd.	2,045,920	6,456,774
Verizon Communications, Inc.	709,840	32,588,754
		129,639,002
Electric Utilities – 12.9%
American Electric Power Co., Inc.	104,120	7,062,460
Duke Energy Corp.	145,160	11,975,700
Edison International	69,160	5,530,725
Enel SpA	3,228,860	15,344,117
Exelon Corp.	193,420	6,698,134
Iberdrola SA	2,426,680	17,446,004
NextEra Energy, Inc.(a)	98,420	13,144,975
PG&E Corp.	105,640	7,083,162
PPL Corp.	144,020	5,488,602
Southern Co. (The)	203,300	10,124,340
SSE plc	424,080	7,631,770
Xcel Energy, Inc.	107,160	4,827,558
		112,357,547
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	73,720	9,284,297
CoreCivic, Inc.	22,040	759,278
Crown Castle International Corp.	58,900	5,571,940
CyrusOne, Inc.	14,060	768,238
Digital Realty Trust, Inc.(a)	27,740	3,185,662
DuPont Fabros Technology, Inc.(a)	13,300	685,615
Equinix, Inc.	12,540	5,237,958
GEO Group, Inc. (The)(a)	23,940	797,681
Keppel DC REIT	139,071	123,380
SBA Communications Corp.*	21,280	2,691,707
		29,105,756

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Gas Utilities – 0.5%
APA Group	410,400	$2,811,366
Petronas Gas Bhd.	266,000	1,132,384
		3,943,750
Health Care Providers & Services – 3.2%
Acadia Healthcare Co., Inc.* (a)	17,480	761,778
Bangkok Dusit Medical Services PCL, NVDR	6,384,000	3,746,609
Bumrungrad Hospital PCL, NVDR	266,000	1,349,610
HCA Holdings, Inc.*	64,980	5,471,966
Healthscope Ltd.(a)	1,007,760	1,665,574
HealthSouth Corp.	20,140	944,566
IHH Healthcare Bhd.	2,090,000	2,975,397
Life Healthcare Group Holdings Ltd.(a)	716,061	1,537,120
LifePoint Health, Inc.* (a)	7,220	448,723
Netcare Ltd.	773,300	1,531,722
Ramsay Health Care Ltd.(a)	81,700	4,380,823
Spire Healthcare Group plc(c)	193,040	843,890
Tenet Healthcare Corp.* (a)	16,340	256,048
Universal Health Services, Inc., Class B	18,240	2,202,662
		28,116,488
Industrial Conglomerates – 0.1%
Beijing Enterprises Holdings Ltd.	190,000	928,313
Media – 6.3%
Altice NV, Class A* (a)	100,320	2,491,297
Charter Communications, Inc., Class A*	33,820	11,673,311
Comcast Corp., Class A	837,140	32,807,517
DISH Network Corp., Class A*	40,280	2,595,643
Liberty Global plc, Series C*	108,680	3,761,415
Sirius XM Holdings, Inc.	305,140	1,510,443
		54,839,626
Multi-Utilities – 8.1%
Consolidated Edison, Inc.(a)	64,980	5,151,614
Dominion Resources, Inc.(a)	129,960	10,062,803
Engie SA(a)	721,620	10,176,215

	Shares	Value
Multi-Utilities – (continued)
National Grid plc	1,641,600	$21,238,199
Public Service Enterprise Group, Inc.	107,920	4,753,876
Sempra Energy	53,200	6,012,664
Suez(a)	203,680	3,345,813
Veolia Environnement SA(a)	338,580	6,430,070
WEC Energy Group, Inc.	64,600	3,909,592
		71,080,846
Oil, Gas & Consumable Fuels – 9.4%
Enagas SA	97,280	2,558,283
Enbridge Income Fund Holdings, Inc.(a)	41,420	1,014,825
Enbridge, Inc.	671,134	27,772,077
Inter Pipeline Ltd.	155,420	3,161,143
Keyera Corp.	76,760	2,120,963
Kinder Morgan, Inc.	411,920	8,497,910
Koninklijke Vopak NV(a)	29,260	1,319,752
ONEOK, Inc.	42,560	2,239,082
Pembina Pipeline Corp.	165,697	5,271,571
Plains GP Holdings LP, Class A	18,240	543,005
Polskie Gornictwo Naftowe i Gazownictwo SA	717,440	1,223,707
Snam SpA	1,034,360	4,570,795
TransCanada Corp.	357,580	16,575,309
Williams Cos., Inc. (The)(a)	171,000	5,237,730
		82,106,152
Road & Rail – 17.8%
Aurizon Holdings Ltd.	1,229,680	4,736,023
Canadian National Railway Co.	407,360	29,396,776
Canadian Pacific Railway Ltd.	88,540	13,544,231
Central Japan Railway Co.	124,300	20,835,610
CSX Corp.	197,980	10,065,303
East Japan Railway Co.	235,800	21,056,367
Hankyu Hanshin Holdings, Inc.	152,000	5,018,032
Kansas City Southern	21,660	1,950,916
Keikyu Corp.	302,000	3,465,130
Keisei Electric Railway Co. Ltd.	111,300	2,646,957
MTR Corp. Ltd.(a)	870,810	5,016,012
Norfolk Southern Corp.	60,800	7,143,392
Tobu Railway Co. Ltd.	651,000	3,299,677

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Union Pacific Corp.	171,760	$19,230,250
West Japan Railway Co.	114,000	7,612,954
		155,017,630
Transportation Infrastructure – 8.5%
Abertis Infraestructuras SA	412,720	7,258,318
Aena SA(c)	45,220	7,977,256
Aeroports de Paris	19,380	2,584,167
Airports of Thailand PCL, NVDR	2,546,000	2,962,605
Atlantia SpA	281,200	7,128,632
Auckland International Airport Ltd.	546,440	2,588,593
Bangkok Expressway & Metro PCL, NVDR	5,282,000	1,099,462
CCR SA	646,000	3,562,411
China Merchants Port Holdings Co. Ltd.	1,232,925	3,527,149
COSCO SHIPPING Ports Ltd.	909,147	995,935
Flughafen Zuerich AG (Registered)	11,780	2,593,979
Groupe Eurotunnel SE (Registered)	273,980	3,008,865
Grupo Aeroportuario del Pacifico SAB de CV, Class B	190,000	1,938,270
International Container Terminal Services, Inc.	1,242,600	2,213,377
Jiangsu Expressway Co. Ltd., Class H	760,000	1,121,793
Macquarie Atlas Roads Group	314,640	1,256,521
Promotora y Operadora de Infraestructura SAB de CV	121,600	1,287,011
Qube Holdings Ltd.(a)	843,220	1,658,483
Sydney Airport	1,353,180	6,972,512
Transurban Group	1,240,700	11,319,861
Westports Holdings Bhd.	760,000	700,299
Westshore Terminals Investment Corp.	35,340	616,957
		74,372,456
Water Utilities – 2.9%
Aguas Andinas SA, Class A	1,805,000	1,021,436
American Water Works Co., Inc.	37,240	2,970,262

	Shares	Value
Water Utilities – (continued)
Aqua America, Inc.(a)	37,240	$1,232,272
Beijing Enterprises Water Group Ltd.	2,986,000	2,288,196
Cia de Saneamento Basico do Estado de Sao Paulo*	228,000	2,075,578
Cia de Saneamento do Parana (Preference)	228,000	727,023
Guangdong Investment Ltd.	1,668,000	2,582,140
Pennon Group plc	247,738	2,746,779
Severn Trent plc	143,260	4,309,216
United Utilities Group plc	408,500	5,144,917
		25,097,819
Wireless Telecommunication Services – 4.8%
China Mobile Ltd.	950,000	10,132,047
KDDI Corp.	313,900	8,322,701
SoftBank Group Corp.	152,000	11,511,474
Vodafone Group plc	4,666,780	12,017,935
		41,984,157
Total Common Stocks (Cost $798,072,973)		865,850,670
	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) – 5.5%
CERTIFICATES OF DEPOSIT – 1.4%
Credit Suisse, New York
1.11%, 8/16/2017	$1,000,000	1,000,920
HSBC, New York
1.34%, 8/1/2017	1,000,000	1,000,590
Landesbank Baden-Wurttemberg, London
1.08%, 5/18/2017	1,000,000	999,490
Mizuho Bank Ltd., New York
1.34%, 9/8/2017	1,500,000	1,500,439
Standard Chartered, London
1.16%, 6/8/2017	1,000,000	998,779
Sumitomo Mitsui Banking Corp., New York
1.45%, 5/31/2017	1,000,000	1,000,031
Sumitomo Mitsui Trust Bank Ltd., New York
1.32%, 9/5/2017	500,000	499,963

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(d) – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Swedbank, New York
0.89%, 5/2/2017	$2,000,000	$2,000,000
Toronto Dominion, New York
1.20%, 6/1/2017	1,000,000	1,000,049
Wells Fargo Bank (San Francisco) NA
1.41%, 7/27/2017	1,000,000	1,000,967
Total Certificates of Deposit (Cost $10,998,908)		11,001,228

COMMERCIAL PAPER – 0.3%
ING (US) Funding LLC
1.11%, 6/9/2017	1,500,000	1,498,196
Macquarie Bank Ltd.
1.15%, 6/13/2017	1,500,000	1,497,940
Total Commercial Paper (Cost $2,996,136)		2,996,136

REPURCHASE AGREEMENTS – 3.8%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $3,800,345, collateralized by various Common Stocks; total market value $4,180,001	3,800,000	3,800,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $16,402,691, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $16,729,588	16,401,557	16,401,557

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $4,200,455, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $4,406,450	$4,200,000	$4,200,000
Mizuho Securities USA, Inc., 0.85%, dated 4/28/2017, due 5/1/2017, repurchase price $7,000,496, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% – 3.50%, maturing 1/20/2047 – 3/20/2047; total market value $7,140,000	7,000,000	7,000,000
ML Pierce Fenner & Smith, Inc., 1.46%, dated 4/28/2017, due 7/31/2017, repurchase price $2,007,625, collateralized by various Common Stocks; total market value $2,200,000	2,000,000	2,000,000
Total Repurchase Agreements (Cost $33,401,557)		33,401,557
Total Securities Lending Reinvestments (Cost $47,396,601)		47,398,921
Total Investments – 104.6% (Cost $845,469,574)		913,249,591
Liabilities Less Other Assets – (4.6%)		(39,761,585)
NET ASSETS – 100.0%		$873,488,006

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $57,222,583, collateralized in the form of cash with a value of $47,397,378 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,312,005 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 5/18/2017 – 2/15/2047 and $8,407,486 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $59,116,869.

(b)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $168,892, which represents approximately 0.02% of net assets of the Fund.

(c)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $47,398,921.

Percentages shown are based on Net Assets.

Abbreviations:

NVDR – Non-Voting Depositary Receipt

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,211,640
Aggregate gross unrealized depreciation	(24,434,433)
Net unrealized appreciation	$66,777,207
Federal income tax cost of investments	$846,472,384

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	32	06/16/2017	$3,808,800	$34,075
EURO STOXX 50® Index Futures Contracts	27	06/16/2017	1,031,410	45,563
FTSE 100® Index Futures Contracts	7	06/16/2017	648,880	(6,289)
Nikkei 225 SGX Index Futures Contracts	14	06/08/2017	1,204,764	9,029
S&P Toronto Stock Exchange 60® Index Futures Contracts	7	06/15/2017	938,726	1,420
				$83,798

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	96,902	Toronto-Dominion Bank (The)	USD	73,000	06/21/2017	$(597)
CAD	373,465	Goldman Sachs & Co.	USD	277,784	06/21/2017	(4,432)
CAD	379,360	Toronto-Dominion Bank (The)	USD	284,000	06/21/2017	(6,333)
EUR	418,439	Toronto-Dominion Bank (The)	USD	449,000	06/21/2017	7,845
EUR	222,636	Societe Generale	USD	238,470	06/21/2017	4,600
GBP	440,399	Toronto-Dominion Bank (The)	USD	552,000	06/21/2017	18,608
GBP	154,018	Goldman Sachs & Co.	USD	193,000	06/21/2017	6,556
JPY	28,186,990	Toronto-Dominion Bank (The)	USD	260,000	06/21/2017	(6,616)
JPY	26,357,363	Morgan Stanley	USD	230,757	06/21/2017	6,179
USD	213,979	Citibank NA	AUD	284,621	06/21/2017	1,318

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	288,740	Citibank NA	GBP	235,701	06/21/2017	$(16,649)
USD	440,000	Toronto-Dominion Bank (The)	JPY	48,699,420	06/21/2017	2,222
						$12,701

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	4.8%
Austria	0.1
Belgium	0.2
Brazil	0.7
Canada	13.3
Chile	0.1
China	2.9
France	2.9
Germany	3.6
Hong Kong	0.6
Italy	3.1
Japan	10.9
Malaysia	0.5
Mexico	0.4
Netherlands	0.6
New Zealand	0.3
Philippines	0.4
Poland	0.1
Portugal	0.0 †
Singapore	0.1
South Africa	0.4
Spain	5.1
Switzerland	0.3
Taiwan	0.4
Thailand	1.1
United Kingdom	7.2
United States	39.1
Other[1]	0.8
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.7%
Diversified Financial Services – 0.2%
Corp. Financiera Alba SA	7,350	$399,389
Equity Real Estate Investment Trusts (REITs) – 76.3%
American Homes 4 Rent, Class A	82,810	1,908,771
Apartment Investment & Management Co., Class A	62,230	2,721,940
Ascendas Hospitality Trust	497,000	277,356
AvalonBay Communities, Inc.	39,830	7,561,327
Brookfield Canada Office Properties	10,990	261,387
BWP Trust(a)	238,000	519,726
Camden Property Trust	34,650	2,852,734
Canadian Apartment Properties REIT	25,620	634,644
Champion REIT	770,000	500,955
Chesapeake Lodging Trust	25,340	590,675
Columbia Property Trust, Inc.	47,600	1,071,000
Comforia Residential REIT, Inc.	140	309,967
CoreSite Realty Corp.	11,200	1,095,920
Cousins Properties, Inc.(a)	94,570	802,899
DCT Industrial Trust, Inc.	35,770	1,808,531
Derwent London plc	31,010	1,181,109
Dexus Property Group	333,410	2,543,275
DiamondRock Hospitality Co.	81,200	894,012
Digital Realty Trust, Inc.	40,180	4,614,271
Duke Realty Corp.	139,230	3,860,848
DuPont Fabros Technology, Inc.(a)	27,160	1,400,098
EastGroup Properties, Inc.(a)	13,090	1,024,293
EPR Properties	25,410	1,847,561
Equity Commonwealth*	48,090	1,538,399
Equity LifeStyle Properties, Inc.	31,780	2,571,320
Equity Residential	120,050	7,752,829
Fonciere des Murs SCA	20,090	554,801
Fonciere Des Regions	2,730	243,594
Fortune REIT	490,000	570,797
Four Corners Property Trust, Inc.(a)	27,580	643,441
Frontier Real Estate Investment Corp.	210	916,525
Gecina SA	15,260	2,170,229
Getty Realty Corp.(a)	18,830	482,048
Goodman Group	173,670	1,053,320

	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Goodman Property Trust	428,050	$358,531
GPT Group (The)	704,480	2,765,938
Granite REIT	15,190	543,920
Great Portland Estates plc	89,810	804,046
Green REIT plc	129,850	193,011
Grivalia Properties REIC AE	28,070	261,041
H&R REIT	53,410	904,685
Hankyu Reit, Inc.	350	460,617
Hansteen Holdings plc(a)	466,550	747,256
Hersha Hospitality Trust	28,560	526,646
Highwoods Properties, Inc.	39,480	2,008,742
Hospitality Properties Trust	64,610	2,056,536
Host Hotels & Resorts, Inc.	290,710	5,218,245
Investa Office Fund	232,400	825,552
Japan Logistics Fund, Inc.(a)	350	746,972
Killam Apartment REIT	28,210	265,120
Kilroy Realty Corp.	38,500	2,715,405
Kiwi Property Group Ltd.	515,200	504,037
Land Securities Group plc	124,530	1,781,884
LaSalle Hotel Properties	45,570	1,301,479
Liberty Property Trust	58,310	2,365,637
Link REIT	875,000	6,294,559
LTC Properties, Inc.(a)	14,980	716,643
Mapletree Commercial Trust	483,000	551,181
Mapletree Greater China Commercial Trust	756,000	578,751
Mapletree Industrial Trust	504,000	645,460
Medical Properties Trust, Inc.	54,600	713,622
Mirvac Group	1,206,520	2,048,212
Mori Trust Sogo Reit, Inc.	420	655,979
National Health Investors, Inc.(a)	15,890	1,162,671
Nippon Accommodations Fund, Inc.	185	794,967
Nippon Building Fund, Inc.	380	2,021,530
Nomura Real Estate Master Fund, Inc.	1,123	1,618,966
Piedmont Office Realty Trust, Inc., Class A	58,170	1,271,015
Potlatch Corp.(a)	16,380	737,919
Precinct Properties New Zealand Ltd.	402,150	332,696
Prologis, Inc.	188,790	10,272,064

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
PS Business Parks, Inc.	7,840	$952,874
Public Storage	1,400	293,132
Pure Industrial Real Estate Trust	106,540	508,818
Rayonier, Inc.	49,350	1,392,657
Retail Properties of America, Inc., Class A	100,170	1,336,268
RioCan REIT	58,660	1,112,451
RLJ Lodging Trust	50,470	1,084,600
Sabra Health Care REIT, Inc.(a)	26,180	711,834
Safestore Holdings plc	125,930	659,834
Scentre Group	2,090,550	6,738,331
Segro plc	418,880	2,632,135
Sekisui House Reit, Inc.	280	357,441
Select Income REIT	27,790	696,417
Senior Housing Properties Trust	56,980	1,226,210
Silver Bay Realty Trust Corp.	25,970	556,537
Simon Property Group, Inc.	20,020	3,308,505
SL Green Realty Corp.	6,440	675,749
Smart REIT	26,180	619,604
Summit Hotel Properties, Inc.	37,100	613,263
Sunlight REIT	420,000	260,828
Sunstone Hotel Investors, Inc.	86,240	1,284,114
Tanger Factory Outlet Centers, Inc.	26,390	823,104
Tritax Big Box REIT plc	540,120	978,292
Unibail-Rodamco SE	2,940	721,781
Urstadt Biddle Properties, Inc., Class A	22,190	436,255
Vornado Realty Trust	66,920	6,440,381
Washington REIT	30,380	962,135
Weingarten Realty Investors	45,990	1,507,092
Workspace Group plc	62,650	700,707
Xenia Hotels & Resorts, Inc.	43,260	755,320
		156,898,806
Household Durables – 0.4%
Iida Group Holdings Co. Ltd.	49,600	789,364
Industrial Conglomerates – 0.5%
Hopewell Holdings Ltd.	245,000	935,577
Real Estate Management & Development – 21.0%
ADO Properties SA(b)	3,500	128,060

	Shares	Value
Real Estate Management & Development – (continued)
Aeon Mall Co. Ltd.	49,000	$832,125
Alexander & Baldwin, Inc.	17,570	808,396
Alrov Properties and Lodgings Ltd.	10,640	291,062
Atrium European Real Estate Ltd.*	70,840	298,536
BUWOG AG*	6,930	187,076
CA Immobilien Anlagen AG*	30,450	666,984
China Oceanwide Holdings Ltd.*	560,000	55,442
City Developments Ltd.	161,000	1,242,892
Daejan Holdings plc	4,690	411,996
Daibiru Corp.	56,000	516,444
Daikyo, Inc.	210,000	437,068
Daito Trust Construction Co. Ltd.	28,000	4,119,494
Deutsche EuroShop AG	18,550	752,754
Entra ASA(b)	50,190	577,099
Fabege AB	53,200	916,827
Fastighets AB Balder (Preference)	7,630	292,971
First Capital Realty, Inc.	54,250	787,186
Forestar Group, Inc.*	37,100	524,965
Frasers Centrepoint Ltd.	224,000	304,500
Goldcrest Co. Ltd.	21,000	373,015
GuocoLand Ltd.(a)	224,000	292,480
Heiwa Real Estate Co. Ltd.	35,000	557,639
Henderson Land Development Co. Ltd.	420,000	2,662,278
HKR International Ltd.*(a)	504,000	272,168
Ho Bee Land Ltd.	161,000	281,062
Hongkong Land Holdings Ltd.	462,000	3,562,020
Hufvudstaden AB, Class A	44,660	700,051
Hysan Development Co. Ltd.	250,000	1,179,677
Intershop Holding AG	560	269,607
Klovern AB, Class A*(a)	216,720	226,882
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	595,000	246,337
Leopalace21 Corp.	98,000	520,463
Liu Chong Hing Investment Ltd.	280,000	442,093
Melcor Developments Ltd.	20,860	249,899
Mobimo Holding AG (Registered)*	2,520	677,181
Morguard Corp.	2,170	306,288
Nomura Real Estate Holdings, Inc.	33,100	559,140
Norstar Holdings, Inc.	12,320	253,224
Norwegian Property ASA	361,690	426,437

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
NTT Urban Development Corp.	56,000	$504,889
Olav Thon Eiendomsselskap ASA	13,580	267,114
PSP Swiss Property AG (Registered)	16,380	1,467,774
Raven Russia Ltd.*	389,690	248,299
Relo Group, Inc.	40,600	666,529
Sagax AB, Class B(a)	30,240	314,360
Sagax AB (Preference)	48,930	177,379
Sponda OYJ	123,060	542,993
St Joe Co. (The)*	28,000	490,000
St Modwen Properties plc	144,690	684,189
Swire Pacific Ltd., Class A	180,000	1,733,451
Swire Pacific Ltd., Class B	330,000	560,074
Swire Properties Ltd.	182,000	610,758
TAG Immobilien AG	52,710	750,199
TOC Co. Ltd.(a)	35,000	318,068
Tokyu Fudosan Holdings Corp.	133,000	725,433
United Industrial Corp. Ltd.*	119,000	269,042
UOL Group Ltd.	189,000	979,008
Wheelock & Co. Ltd.	318,000	2,479,791
Wihlborgs Fastigheter AB(a)	30,520	594,904
Yanlord Land Group Ltd.	469,000	625,803
		43,219,875
Road & Rail – 0.3%
Sotetsu Holdings, Inc.	140,000	650,579
Total Common Stocks (Cost $186,636,890)		202,893,590
	No. of Rights
RIGHT – 0.0%(c)
Equity Real Estate Investment Trusts (REITs) – 0.0%(c)
Tritax Big Box REIT plc, expiring 5/10/2017, price 1.36 GBP (Cost $–)*(d)	49,101	2,541

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – 1.9%
CERTIFICATES OF DEPOSIT – 0.7%
HSBC, New York 1.34%, 8/1/2017	$500,000	$500,295
Toronto Dominion, New York 1.20%, 6/1/2017	500,000	500,024
Wells Fargo Bank (San Francisco) NA 1.41%, 7/27/2017	500,000	500,484
Total Certificates of Deposit (Cost $1,500,304)		1,500,803

COMMERCIAL PAPER – 0.2%
ING (US) Funding LLC 1.11%, 6/9/2017 (Cost $399,519)	400,000	399,519

MASTER DEMAND NOTE – 0.0%(c)
Natixis Financial Products LLC 1.16%, 5/1/2017 (Cost $100,000)	100,000	100,000

REPURCHASE AGREEMENTS – 1.0%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $300,027, collateralized by various Common Stocks; total market value $330,000	300,000	300,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $1,386,848, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $1,414,487	1,386,752	1,386,752

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – (continued)
REPURCHASE AGREEMENTS – (continued)
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $350,038, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $367,204	$350,000	$350,000
Total Repurchase Agreements (Cost $2,036,752)		2,036,752
Total Securities Lending Reinvestments (Cost $4,036,575)		4,037,074
Total Investments – 100.6% (Cost $190,673,465)		206,933,205
Liabilities Less Other Assets – (0.6%)		(1,326,944)
NET ASSETS – 100.0%		$205,606,261

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $5,744,318, collateralized in the form of cash with a value of $4,039,473 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $310,233 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 5/18/2017 – 2/15/2047 and $1,684,386 of collateral in the form of Foreign Government Fixed

Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 6/16/2017 – 7/22/2068; a total value of $6,034,092.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $2,541, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $4,037,074.

Percentages shown are based on Net Assets.

Abbreviations:

GBP – British Pound

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,487,153
Aggregate gross unrealized depreciation	(4,161,471)
Net unrealized appreciation	$15,325,682
Federal income tax cost of investments	$191,607,523

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	12	06/16/2017	$1,428,300	$10,882
EURO STOXX 50® Index Futures Contracts	4	06/16/2017	152,801	6,911
FTSE 100® Index Futures Contract	1	06/16/2017	92,697	(1,382)
Hang Seng Index Futures Contract	1	05/29/2017	157,897	3,177
Nikkei 225 SGX Index Futures Contracts	4	06/08/2017	344,218	6,638
SPI 200® Index Futures Contracts	4	06/15/2017	442,204	9,999
				$36,225

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	8.0%
Austria	0.5
Canada	3.0
Finland	0.3
France	1.8
Germany	0.8
Greece	0.1
Hong Kong	10.6
Ireland	0.1
Israel	0.3
Japan	9.4
New Zealand	0.6
Norway	0.6
Singapore	3.2
Spain	0.2
Sweden	1.6
Switzerland	1.2
United Kingdom	5.3
United States	51.0
Other[1]	1.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS – 100.0%
FlexShares Global Quality Real Estate Index Fund(a)	17,772	$1,044,283
FlexShares Global Upstream Natural Resources Index Fund(a)	9,560	280,012
FlexShares STOXX Global Broad Infrastructure Index Fund(a)	29,284	1,349,407
Total Exchange Traded Funds (Cost $2,564,945)		2,673,702
Total Investments – 100.0% (Cost $2,564,945)		2,673,702
Other Assets Less Liabilities – 0.0%(b)		1,098
NET ASSETS – 100.0%		$2,674,800
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,182
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$108,182
Federal income tax cost of investments	$2,565,520

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value April 30, 2017	Dividend Income	Realized Gain (Loss)
FlexShares Global Quality Real Estate Index Fund	$626,788	$633,131	$248,924	$1,044,283	$13,530	$2,367
FlexShares Global Upstream Natural Resources Index Fund	136,432	150,947	14,068	280,012	1,385	(466)
FlexShares STOXX Global Broad Infrastructure Index Fund	517,936	796,099	7,525	1,349,407	7,745	(68)
	$1,281,156	$1,580,177	$270,517	$2,673,702	$22,660	$1,833

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%
Aerospace & Defense – 3.7%
Boeing Co. (The)	222,732	$41,167,556
Lockheed Martin Corp.	80,316	21,641,146
		62,808,702
Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	198,720	21,354,451
Banks – 5.2%
Bank of America Corp.	378,396	8,831,763
Citigroup, Inc.	78,660	4,650,379
JPMorgan Chase & Co.	225,216	19,593,792
Wells Fargo & Co.	1,024,236	55,144,866
		88,220,800
Beverages – 0.6%
Coca-Cola Co. (The)	103,500	4,466,025
PepsiCo, Inc.	45,540	5,158,771
		9,624,796
Biotechnology – 0.2%
Amgen, Inc.	24,840	4,056,869
Capital Markets – 2.4%
Ameriprise Financial, Inc.	74,520	9,527,382
Eaton Vance Corp.	171,396	7,358,030
Federated Investors, Inc., Class B	146,556	3,930,632
LPL Financial Holdings, Inc.	306,360	12,879,375
T Rowe Price Group, Inc.(a)	93,564	6,632,752
		40,328,171
Commercial Services & Supplies – 0.4%
Pitney Bowes, Inc.	277,380	3,686,380
RR Donnelley & Sons Co.(a)	221,076	2,778,925
		6,465,305
Communications Equipment – 1.2%
Cisco Systems, Inc.	584,568	19,916,232
Consumer Finance – 0.5%
Navient Corp.(a)	558,072	8,482,694

	Shares	Value
Containers & Packaging – 1.8%
Greif, Inc., Class A(a)	133,308	$7,814,515
Greif, Inc., Class B	120,888	8,141,807
Packaging Corp. of America(a)	77,832	7,688,245
Sonoco Products Co.	143,244	7,493,093
		31,137,660
Diversified Consumer Services – 0.2%
H&R Block, Inc.(a)	170,568	4,228,381
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	593,676	23,527,380
CenturyLink, Inc.(a)	178,848	4,591,028
Frontier Communications Corp.(a)	788,256	1,481,921
Verizon Communications, Inc.	359,352	16,497,851
		46,098,180
Electric Utilities – 4.0%
ALLETE, Inc.(a)	146,556	10,245,730
Duke Energy Corp.	116,748	9,631,710
Entergy Corp.	149,040	11,365,790
Great Plains Energy, Inc.	358,524	10,608,725
Hawaiian Electric Industries, Inc.	235,980	7,910,050
OGE Energy Corp.(a)	246,744	8,581,756
PPL Corp.(a)	235,980	8,993,198
		67,336,959
Electrical Equipment – 1.1%
Eaton Corp. plc	62,100	4,697,244
Emerson Electric Co.	240,120	14,474,434
		19,171,678
Electronic Equipment, Instruments & Components – 1.3%
Jabil Circuit, Inc.	382,536	11,101,195
TE Connectivity Ltd.	144,900	11,210,913
		22,312,108
Energy Equipment & Services – 1.1%
Helmerich & Payne, Inc.(a)	137,448	8,334,847

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Oceaneering International, Inc.	383,364	$10,116,976
		18,451,823
Equity Real Estate Investment Trusts (REITs) – 6.5%
CoreCivic, Inc.	414,000	14,262,300
Hospitality Properties Trust	127,512	4,058,707
Host Hotels & Resorts, Inc.	498,456	8,947,285
Lamar Advertising Co., Class A(a)	128,340	9,249,464
LaSalle Hotel Properties	107,640	3,074,198
Lexington Realty Trust	175,536	1,785,201
Omega Healthcare Investors, Inc.(a)	139,932	4,617,756
Retail Properties of America, Inc., Class A	438,012	5,843,080
RLJ Lodging Trust	373,428	8,024,968
Ryman Hospitality Properties, Inc.(a)	133,308	8,502,384
Select Income REIT	15,732	394,244
Senior Housing Properties Trust	161,460	3,474,619
Sunstone Hotel Investors, Inc.	563,040	8,383,666
Uniti Group, Inc.*	300,564	8,253,488
Welltower, Inc.	194,580	13,900,795
WP Carey, Inc.(a)	114,264	7,152,926
		109,925,081
Food & Staples Retailing – 2.3%
Wal-Mart Stores, Inc.	527,436	39,652,638
Health Care Providers & Services – 2.7%
Cardinal Health, Inc.	126,684	9,195,991
Owens & Minor, Inc.(a)	106,812	3,701,036
Patterson Cos., Inc.(a)	192,096	8,546,351
UnitedHealth Group, Inc.	142,416	24,905,710
		46,349,088
Hotels, Restaurants & Leisure – 0.9%
Darden Restaurants, Inc.(a)	131,652	11,215,434
McDonald’s Corp.	28,152	3,939,309
		15,154,743

	Shares	Value
Household Durables – 0.8%
Garmin Ltd.(a)	41,400	$2,104,776
Tupperware Brands Corp.(a)	160,632	11,534,984
		13,639,760
Household Products – 3.3%
Procter & Gamble Co. (The)	639,216	55,822,733
Industrial Conglomerates – 5.1%
3M Co.	208,656	40,861,104
General Electric Co.	1,586,448	45,991,128
		86,852,232
Insurance – 3.8%
Aflac, Inc.	147,384	11,036,114
AmTrust Financial Services, Inc.	252,540	4,053,267
Erie Indemnity Co., Class A	66,240	8,201,837
First American Financial Corp.	39,744	1,725,287
Principal Financial Group, Inc.	216,936	14,129,041
Prudential Financial, Inc.	150,696	16,128,993
Validus Holdings Ltd.	167,256	9,245,912
		64,520,451
Internet & Direct Marketing Retail – 0.5%
HSN, Inc.	235,152	8,677,109
Internet Software & Services – 0.7%
j2 Global, Inc.(a)	125,028	11,282,527
IT Services – 4.3%
Convergys Corp.	127,512	2,870,295
DST Systems, Inc.	76,176	9,378,027
DXC Technology Co.*	124,200	9,357,228
International Business Machines Corp.	115,920	18,580,817
Jack Henry & Associates, Inc.	103,500	10,031,220
Paychex, Inc.	74,520	4,417,546
Science Applications International Corp.	91,080	6,647,929
Visa, Inc., Class A	45,540	4,154,159
Western Union Co. (The)(a)	341,964	6,791,405
		72,228,626

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares®  Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Products – 0.2%
Mattel, Inc.	117,576	$2,636,054
Machinery – 0.2%
Cummins, Inc.	27,324	4,124,285
Media – 0.3%
Scripps Networks Interactive, Inc., Class A(a)	9,108	680,550
Walt Disney Co. (The)	43,056	4,977,273
		5,657,823
Metals & Mining – 0.6%
Nucor Corp.(a)	157,320	9,648,436
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
Chimera Investment Corp.(a)	475,272	9,676,538
MFA Financial, Inc.	338,652	2,814,198
Two Harbors Investment Corp.	590,364	5,897,736
		18,388,472
Multiline Retail – 1.9%
Kohl’s Corp.	225,216	8,790,181
Macy’s, Inc.(a)	251,712	7,355,025
Nordstrom, Inc.(a)	178,020	8,593,025
Target Corp.	122,544	6,844,082
		31,582,313
Multi-Utilities – 2.0%
Ameren Corp.	77,004	4,211,349
CenterPoint Energy, Inc.	274,068	7,819,160
DTE Energy Co.	31,464	3,290,820
MDU Resources Group, Inc.	298,908	8,040,625
Vectren Corp.	188,784	11,217,545
		34,579,499
Oil, Gas & Consumable Fuels – 5.2%
Chevron Corp.	182,988	19,524,820
Exxon Mobil Corp.	325,404	26,569,237
HollyFrontier Corp.(a)	112,608	3,168,789
Occidental Petroleum Corp.	195,408	12,025,408
ONEOK, Inc.	170,568	8,973,582
Overseas Shipholding Group, Inc., Class A*	1,651,032	6,009,756

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Valero Energy Corp.	192,924	$12,464,820
		88,736,412
Pharmaceuticals – 7.4%
Johnson & Johnson	167,256	20,651,098
Merck & Co., Inc.	804,816	50,164,181
Pfizer, Inc.	1,591,416	53,980,831
		124,796,110
Professional Services – 0.5%
Nielsen Holdings plc	214,452	8,820,411
Semiconductors & Semiconductor Equipment – 4.1%
Applied Materials, Inc.	343,620	13,954,408
KLA-Tencor Corp.	111,780	10,979,032
Maxim Integrated Products, Inc.	177,192	7,823,027
QUALCOMM, Inc.	150,696	8,098,403
Texas Instruments, Inc.	355,212	28,125,686
		68,980,556
Software – 1.9%
Activision Blizzard, Inc.	105,984	5,537,664
CA, Inc.	226,872	7,448,208
Fair Isaac Corp.	62,928	8,525,485
Symantec Corp.	361,836	11,444,873
		32,956,230
Specialty Retail – 5.3%
American Eagle Outfitters, Inc.	621,000	8,749,890
Best Buy Co., Inc.(a)	253,368	13,126,996
GameStop Corp., Class A	339,480	7,702,802
Gap, Inc. (The)(a)	382,536	10,022,443
Home Depot, Inc. (The)	185,472	28,952,179
Staples, Inc.	933,156	9,116,934
Williams-Sonoma, Inc.(a)	212,796	11,501,624
		89,172,868
Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	332,028	47,695,822
HP, Inc.	719,532	13,541,592
NetApp, Inc.	197,892	7,885,996
Seagate Technology plc	253,368	10,674,394

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Xerox Corp.	1,198,116	$8,614,454
		88,412,258
Tobacco – 4.8%
Altria Group, Inc.	462,024	33,164,083
Philip Morris International, Inc.	432,216	47,906,821
		81,070,904
Total Common Stocks (Cost $1,463,987,332)		1,683,662,428
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 8.1%
CERTIFICATES OF DEPOSIT – 4.1%
Bank of Montreal, Chicago
1.18%, 9/6/2017	$8,000,000	8,001,144
Bank Of Tokyo UFJ Ltd., New York
1.45%, 9/1/2017	1,000,000	1,000,303
Credit Suisse, New York
1.11%, 8/16/2017	5,100,000	5,104,692
HSBC USA, New York
1.34%, 8/1/2017	5,000,000	5,002,950
Landesbank Baden-Wurttemberg, London
1.08%, 5/18/2017	2,100,000	2,098,930
Mizuho Bank Ltd., New York
1.34%, 9/8/2017	5,000,000	5,001,465
Norinchukin Bank London
1.13%, 6/20/2017	7,000,000	6,989,046
Standard Chartered London
1.16%, 6/8/2017	5,000,000	4,993,895
Sumitomo Mitsui Trust Bank Ltd., New York
1.32%, 9/5/2017	4,000,000	3,999,704
Swedbank, New York
0.89%, 5/4/2017	6,000,000	6,000,000
The Chiba Bank Ltd., New York Branch
1.22%, 6/7/2017	5,000,000	5,000,000

	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Toronto Dominion, New York
1.20%, 6/1/2017	$8,000,000	$8,000,390
Wells Fargo Bank (San Francisco) NA
1.15%, 6/8/2017	7,200,000	7,200,296
Total Certificates of Deposit (Cost $68,382,215)		68,392,815

COMMERCIAL PAPER – 1.0%
DBS Bank Ltd.
1.00%, 5/17/2017	7,000,000	6,996,889
ING (US) Funding LLC
1.11%, 6/9/2017	2,500,000	2,496,994
Macquarie Bank Ltd.
1.15%, 6/13/2017	7,500,000	7,489,698
Total Commercial Paper (Cost $16,983,581)		16,983,581

FUNDING AGREEMENT – 0.2%
United of Omaha Life Insurance 1.18%, 5/30/2017 (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS – 2.8%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $11,301,026, collateralized by various Common Stock; total market value $12,430,002	11,300,000	11,300,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares®  Quality Dividend Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
REPURCHASE AGREEMENTS – (continued)
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $6,108,678, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $6,230,420	$6,108,255	$6,108,255
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $12,501,354, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $13,114,435	12,500,000	12,500,000
Mizuho Securities USA, Inc., 0.85%, dated 4/28/2017, due 5/1/2017, repurchase price $10,000,708, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% – 3.50%, maturing 1/20/2047 – 3/20/2047; total market value $10,200,000	10,000,000	10,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Ml Pierce Fenner & Smith, Inc., 1.46%, dated 4/28/2017, due 7/31/2017, repurchase price $8,030,498, collateralized by various Common Stocks; total market value $8,800,001	$8,000,000	$8,000,000
Total Repurchase Agreements (Cost $47,908,255)		47,908,255
Total Securities Lending Reinvestments (Cost $137,274,051)		137,284,651
Total Investments – 107.4% (Cost $1,601,261,383)		1,820,947,079
Liabilities Less Other Assets – (7.4%)		(125,238,754)
NET ASSETS – 100.0%		$1,695,708,325

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $138,217,983, collateralized in the form of cash with a value of $137,357,805 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,187,839 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 6/1/2017 – 11/15/2046 and $4,134,172 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $142,679,816.

(b)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $137,284,651.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,763,248
Aggregate gross unrealized depreciation	(22,180,409)
Net unrealized appreciation	$219,582,839
Federal income tax cost of investments	$1,601,364,240

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	101	06/16/2017	$12,021,525	$105,695

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.6%
Aerospace & Defense – 3.9%
Boeing Co. (The)	38,760	$7,164,011
Lockheed Martin Corp.	17,632	4,750,942
		11,914,953
Air Freight & Logistics – 1.9%
CH Robinson Worldwide, Inc.(a)	13,528	983,486
United Parcel Service, Inc., Class B	45,904	4,932,844
		5,916,330
Airlines – 0.3%
Allegiant Travel Co.(a)	5,624	817,730
Banks – 5.6%
Bank of America Corp.	69,464	1,621,290
Bank of Hawaii Corp.(a)	19,000	1,548,120
Citigroup, Inc.	22,496	1,329,963
JPMorgan Chase & Co.	30,856	2,684,472
People’s United Financial, Inc.	17,024	297,409
Wells Fargo & Co.	180,120	9,697,661
		17,178,915
Beverages – 1.1%
Coca-Cola Co. (The)	12,464	537,822
PepsiCo, Inc.	24,776	2,806,625
		3,344,447
Biotechnology – 0.1%
Amgen, Inc.	1,520	248,246
Capital Markets – 0.6%
T Rowe Price Group, Inc.	23,408	1,659,393
Chemicals – 0.6%
LyondellBasell Industries NV, Class A	16,568	1,404,304
Scotts Miracle-Gro Co. (The)	3,648	352,397
		1,756,701
Commercial Services & Supplies – 0.6%
Pitney Bowes, Inc.	70,376	935,297

	Shares	Value
Commercial Services & Supplies – (continued)
Rollins, Inc.(a)	24,016	$932,541
		1,867,838
Communications Equipment – 1.4%
Brocade Communications Systems, Inc.	24,928	313,345
Cisco Systems, Inc.	101,232	3,448,974
Motorola Solutions, Inc.	6,536	561,900
		4,324,219
Consumer Finance – 0.5%
Navient Corp.(a)	92,112	1,400,102
Containers & Packaging – 0.9%
Greif, Inc., Class B	19,304	1,300,124
Sonoco Products Co.	24,776	1,296,033
		2,596,157
Diversified Consumer Services – 0.6%
H&R Block, Inc.(a)	78,280	1,940,561
Diversified Telecommunication Services – 3.3%
AT&T, Inc.	116,280	4,608,176
CenturyLink, Inc.	46,816	1,201,767
Frontier Communications Corp.(a)	168,112	316,051
Verizon Communications, Inc.	85,272	3,914,837
		10,040,831
Electric Utilities – 4.0%
ALLETE, Inc.(a)	10,488	733,216
American Electric Power Co., Inc.	22,192	1,505,283
Avangrid, Inc.	6,992	304,152
Duke Energy Corp.	15,504	1,279,080
Entergy Corp.	26,600	2,028,516
FirstEnergy Corp.	19,152	573,411
Great Plains Energy, Inc.	60,192	1,781,081
Hawaiian Electric Industries, Inc.	46,360	1,553,987
PPL Corp.	45,752	1,743,609
Xcel Energy, Inc.	17,632	794,322
		12,296,657

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – 0.6%
Emerson Electric Co.	31,312	$1,887,487
Electronic Equipment, Instruments & Components – 1.6%
FLIR Systems, Inc.	11,400	418,722
Jabil Circuit, Inc.	78,736	2,284,919
National Instruments Corp.(a)	6,232	217,559
TE Connectivity Ltd.	26,752	2,069,802
		4,991,002
Energy Equipment & Services – 0.5%
Helmerich & Payne, Inc.(a)	27,056	1,640,676
Equity Real Estate Investment Trusts (REITs) – 6.4%
Apple Hospitality REIT, Inc.	2,432	45,551
CoreCivic, Inc.	12,642	435,517
Crown Castle International Corp.	5,624	532,030
Digital Realty Trust, Inc.	14,136	1,623,378
EPR Properties	9,576	696,271
HCP, Inc.	152	4,765
Hospitality Properties Trust	17,024	541,874
LaSalle Hotel Properties	38,608	1,102,645
Lexington Realty Trust	1,064	10,821
Medical Properties Trust, Inc.	3,344	43,706
National Health Investors, Inc.(a)	12,616	923,113
Omega Healthcare Investors, Inc.(a)	7,600	250,800
Retail Properties of America, Inc., Class A	57,456	766,463
RLJ Lodging Trust	68,704	1,476,449
Ryman Hospitality Properties, Inc.(a)	23,712	1,512,351
Select Income REIT	152	3,809
Senior Housing Properties Trust	29,488	634,582
Spirit Realty Capital, Inc.	26,144	246,276
Sunstone Hotel Investors, Inc.	81,928	1,219,908
Uniti Group, Inc.*	57,152	1,569,394
Ventas, Inc.	21,432	1,371,862
Welltower, Inc.	32,072	2,291,224
WP Carey, Inc.(a)	34,656	2,169,466
		19,472,255
Food & Staples Retailing – 2.4%
Wal-Mart Stores, Inc.	97,736	7,347,793

	Shares	Value
Food Products – 1.0%
Conagra Brands, Inc.	43,320	$1,679,950
Hershey Co. (The)(a)	12,768	1,381,497
		3,061,447
Health Care Providers & Services – 3.3%
Anthem, Inc.	16,112	2,866,164
Cardinal Health, Inc.	22,192	1,610,917
Owens & Minor, Inc.(a)	44,840	1,553,706
UnitedHealth Group, Inc.	23,560	4,120,173
		10,150,960
Hotels, Restaurants & Leisure – 4.7%
Brinker International, Inc.(a)	35,568	1,571,750
Cracker Barrel Old Country Store, Inc.	1,824	292,186
Darden Restaurants, Inc.(a)	24,624	2,097,719
Dunkin’ Brands Group, Inc.	17,328	967,942
McDonald’s Corp.	57,304	8,018,549
Papa John’s International, Inc.	16,416	1,297,849
		14,245,995
Household Durables – 0.8%
Garmin Ltd.	7,752	394,112
Tupperware Brands Corp.	26,600	1,910,146
		2,304,258
Household Products – 2.8%
Clorox Co. (The)	8,664	1,158,290
Procter & Gamble Co. (The)	83,600	7,300,788
		8,459,078
Industrial Conglomerates – 1.3%
3M Co.	760	148,831
General Electric Co.	133,304	3,864,483
		4,013,314
Insurance – 4.4%
Allied World Assurance Co. Holdings AG	25,536	1,355,706
Assurant, Inc.	4,256	409,598
Axis Capital Holdings Ltd.	24,320	1,602,688
Cincinnati Financial Corp.(a)	5,472	394,477
Erie Indemnity Co., Class A	13,984	1,731,499
Everest Re Group Ltd.	7,600	1,912,996

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
First American Financial Corp.	24,624	$1,068,928
FNF Group	3,040	124,488
Mercury General Corp.	6,080	373,859
Old Republic International Corp.	21,584	446,357
ProAssurance Corp.	6,992	432,805
Progressive Corp. (The)	50,920	2,022,542
Validus Holdings Ltd.	28,576	1,579,681
		13,455,624
Internet & Direct Marketing Retail – 0.3%
HSN, Inc.	26,448	975,931
Internet Software & Services – 0.6%
j2 Global, Inc.(a)	19,608	1,769,426
IT Services – 4.1%
Amdocs Ltd.	16,720	1,023,933
Automatic Data Processing, Inc.	10,944	1,143,539
Convergys Corp.	456	10,265
DXC Technology Co.*	22,952	1,729,204
International Business Machines Corp.	21,736	3,484,063
Jack Henry & Associates, Inc.	15,048	1,458,452
Paychex, Inc.	27,816	1,648,932
Visa, Inc., Class A	3,344	305,040
Western Union Co. (The)(a)	86,640	1,720,670
		12,524,098
Leisure Products – 0.0%(b)
Mattel, Inc.	456	10,224
Machinery – 0.6%
Toro Co. (The)	29,032	1,884,757
Media – 0.5%
Meredith Corp.(a)	4,712	275,888
Regal Entertainment Group, Class A(a)	16,416	362,301
Walt Disney Co. (The)	8,360	966,416
		1,604,605
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
Chimera Investment Corp.	89,680	1,825,885
MFA Financial, Inc.	62,320	517,879

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) – (continued)
Two Harbors Investment Corp.	97,888	$977,901
		3,321,665
Multiline Retail – 2.2%
Kohl’s Corp.	39,824	1,554,331
Macy’s, Inc.(a)	53,656	1,567,828
Nordstrom, Inc.(a)	30,096	1,452,734
Target Corp.	37,240	2,079,854
		6,654,747
Multi-Utilities – 2.2%
Ameren Corp.	32,528	1,778,956
CenterPoint Energy, Inc.	54,416	1,552,488
CMS Energy Corp.	19,608	890,203
Consolidated Edison, Inc.	5,928	469,972
DTE Energy Co.	15,200	1,589,768
WEC Energy Group, Inc.	5,928	358,763
		6,640,150
Oil, Gas & Consumable Fuels – 5.2%
Chevron Corp.	38,608	4,119,474
Exxon Mobil Corp.	71,136	5,808,254
HollyFrontier Corp.(a)	6,232	175,368
Occidental Petroleum Corp.	51,224	3,152,325
ONEOK, Inc.	41,344	2,175,108
Overseas Shipholding Group, Inc., Class A*	131,176	477,481
		15,908,010
Pharmaceuticals – 7.2%
Eli Lilly & Co.	24,320	1,995,699
Johnson & Johnson	27,512	3,396,907
Merck & Co., Inc.	146,832	9,152,039
Pfizer, Inc.	222,224	7,537,838
		22,082,483
Professional Services – 0.3%
Nielsen Holdings plc	23,864	981,526
Semiconductors & Semiconductor Equipment – 4.6%
Analog Devices, Inc.	7,450	567,675
KLA-Tencor Corp.	10,488	1,030,131
Maxim Integrated Products, Inc.	36,024	1,590,460
Microchip Technology, Inc.(a)	22,496	1,700,248

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
QUALCOMM, Inc.	40,280	$2,164,647
Skyworks Solutions, Inc.	18,392	1,834,418
Texas Instruments, Inc.	64,144	5,078,922
		13,966,501
Software – 1.4%
Activision Blizzard, Inc.	14,288	746,548
CA, Inc.(a)	51,680	1,696,654
CDK Global, Inc.	2,432	158,104
Symantec Corp.	54,112	1,711,563
		4,312,869
Specialty Retail – 2.9%
American Eagle Outfitters, Inc.	110,200	1,552,718
GameStop Corp., Class A	33,288	755,305
Gap, Inc. (The)(a)	59,584	1,561,101
Home Depot, Inc. (The)	9,424	1,471,086
L Brands, Inc.	304	16,054
Staples, Inc.	165,984	1,621,664
Williams-Sonoma, Inc.(a)	36,936	1,996,391
		8,974,319
Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	58,976	8,471,902
HP, Inc.	123,424	2,322,840
Seagate Technology plc	48,032	2,023,588
Xerox Corp.	130,416	937,691
		13,756,021
Textiles, Apparel & Luxury Goods – 0.9%
Coach, Inc.	17,176	676,563
VF Corp.	39,216	2,142,370
		2,818,933
Tobacco – 4.5%
Altria Group, Inc.	129,808	9,317,618
Philip Morris International, Inc.	13,072	1,448,901
Reynolds American, Inc.	47,880	3,088,260
Vector Group Ltd.	608	13,206
		13,867,985

	Shares	Value
Trading Companies & Distributors – 0.3%
Watsco, Inc.	5,928	$822,806
Total Common Stocks (Cost $262,832,717)		301,210,025
	No. of Rights
RIGHTS – 0.0%(b)
Food & Staples Retailing – 0.0%(b)
Safeway, Inc. (Casa Ley subsidiary), CVR* (c)	8,450	8,576
Safeway, Inc. (PDC subsidiary), CVR* (c)	8,450	412
Total Rights (Cost $–)		8,988
	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) – 8.6%
CERTIFICATES OF DEPOSIT – 2.4%
Credit Suisse, New York
1.11%, 8/16/2017	$1,000,000	1,000,920
HSBC, New York
1.34%, 8/1/2017	1,000,000	1,000,590
Landesbank Baden-Wurttemberg, London
1.08%, 5/18/2017	1,000,000	999,490
Mizuho Bank Ltd., New York
1.34%, 9/8/2017	500,000	500,146
Standard Chartered London
1.16%, 6/8/2017	500,000	499,389
Sumitomo Mitsui Trust Bank Ltd., New York
1.32%, 9/5/2017	500,000	499,963
Swedbank, New York
0.89%, 5/2/2017	1,000,000	1,000,000
Toronto Dominion, New York
1.20%, 6/1/2017	1,000,000	1,000,049
Wells Fargo Bank (San Francisco) NA
1.41%, 7/27/2017	1,000,000	1,000,967
Total Certificates of Deposit (Cost $7,499,487)		7,501,514

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(d) – (continued)
COMMERCIAL PAPER – 0.7%
ING (US) Funding LLC
1.11%, 6/9/2017	$1,200,000	$1,198,557
Macquarie Bank Ltd.
1.15%, 6/13/2017	1,000,000	998,626
Total Commercial Paper (Cost $2,197,183)		2,197,183

MASTER DEMAND NOTE – 0.2%
Natixis Financial Products LLC 1.16%, 5/1/2017 (Cost $500,000)	500,000	500,000

REPURCHASE AGREEMENTS – 5.3%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $2,000,182, collateralized by various Common Stocks; total market value $2,200,000	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $8,998,192, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $9,177,522	8,997,570	8,997,570
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $2,200,238, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $2,308,140	2,200,000	2,200,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Mizuho Securities USA, Inc., 0.85%, dated 4/28/2017, due 5/1/2017, repurchase price $2,000,142, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% —3.50%, maturing 1/20/2047 —3/20/2047; total market value $2,040,000	$2,000,000	$2,000,000
Ml Pierce Fenner & Smith, Inc., 1.46%, dated 4/28/2017, due 7/31/2017, repurchase price $1,003,812, collateralized by various Common Stocks; total market value $1,100,000	1,000,000	1,000,000
Total Repurchase Agreements (Cost $16,197,570)		16,197,570
Total Securities Lending Reinvestments (Cost $26,394,240)		26,396,267
Total Investments – 107.2% (Cost $289,226,957)		327,615,280
Liabilities Less Other Assets – (7.2%)		(22,016,829)
NET ASSETS – 100.0%		$305,598,451

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $25,896,606, collateralized in the form of cash with a value of $26,396,870 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $14,011 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.63% – 6.00%, and maturity dates ranging from 9/30/2017 – 11/15/2046 and $357,023 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $26,767,904.

(b)	Represents less than 0.05% of net assets.

(c)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $8,988, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $26,396,267.

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations:

CVR – Contingent Value Rights

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,810,440
Aggregate gross unrealized depreciation	(2,380,196)
Net unrealized appreciation	$38,430,244
Federal income tax cost of investments	$289,185,036

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	36	06/16/2017	$4,284,900	$33,967

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.3%
Aerospace & Defense – 2.2%
Boeing Co. (The)	8,228	$1,520,781
Air Freight & Logistics – 1.5%
United Parcel Service, Inc., Class B	9,248	993,790
Banks – 7.8%
Bank of America Corp.	15,912	371,386
Citigroup, Inc.	2,482	146,736
JPMorgan Chase & Co.	29,716	2,585,292
Wells Fargo & Co.	40,936	2,203,994
		5,307,408
Beverages – 0.4%
Coca-Cola Co. (The)	3,638	156,980
PepsiCo, Inc.	1,190	134,803
		291,783
Biotechnology – 1.8%
AbbVie, Inc.	9,622	634,475
Amgen, Inc.	3,604	588,605
		1,223,080
Capital Markets – 4.9%
Ameriprise Financial, Inc.	3,196	408,609
BGC Partners, Inc., Class A	6,664	75,836
BlackRock, Inc.	544	209,206
Eaton Vance Corp.	7,956	341,551
Federated Investors, Inc., Class B	10,268	275,388
Franklin Resources, Inc.	9,860	425,065
Invesco Ltd.	4,692	154,554
LPL Financial Holdings, Inc.	8,568	360,199
Morgan Stanley	14,552	631,120
T Rowe Price Group, Inc.	6,290	445,898
		3,327,426
Chemicals – 2.5%
EI du Pont de Nemours & Co.	12,478	995,121
Huntsman Corp.	4,488	111,168
LyondellBasell Industries NV, Class A	2,720	230,547
Trinseo SA	5,576	370,246
		1,707,082

	Shares	Value
Commercial Services & Supplies – 0.7%
Pitney Bowes, Inc.	20,876	$277,442
RR Donnelley & Sons Co.	15,674	197,022
		474,464
Communications Equipment – 1.2%
Cisco Systems, Inc.	23,732	808,549
Consumer Finance – 0.5%
Navient Corp.	23,732	360,726
Containers & Packaging – 1.8%
Greif, Inc., Class A	7,038	412,568
Greif, Inc., Class B	3,706	249,599
International Paper Co.	2,550	137,623
Packaging Corp. of America	4,250	419,815
		1,219,605
Diversified Consumer Services – 0.7%
H&R Block, Inc.	19,754	489,702
Diversified Telecommunication Services – 3.3%
AT&T, Inc.	25,296	1,002,481
CenturyLink, Inc.	12,648	324,674
Frontier Communications Corp.(a)	32,572	61,235
Verizon Communications, Inc.	19,040	874,126
		2,262,516
Electric Utilities – 1.7%
Entergy Corp.	5,134	391,519
Great Plains Energy, Inc.	11,662	345,078
PPL Corp.	10,608	404,271
		1,140,868
Electrical Equipment – 1.6%
Eaton Corp. plc	6,936	524,639
Emerson Electric Co.	9,792	590,262
		1,114,901
Electronic Equipment, Instruments & Components – 1.1%
Corning, Inc.	15,946	460,042
TE Connectivity Ltd.	3,604	278,842
		738,884

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – 0.6%
Helmerich & Payne, Inc.(a)	4,216	$255,658
Oceaneering International, Inc.	6,120	161,507
		417,165
Equity Real Estate Investment Trusts (REITs) – 6.6%
Apple Hospitality REIT, Inc.	2,278	42,667
CoreCivic, Inc.	12,580	433,381
EPR Properties	1,020	74,164
GEO Group, Inc. (The)	4,641	154,638
Hospitality Properties Trust	9,214	293,282
Host Hotels & Resorts, Inc.	16,422	294,775
Iron Mountain, Inc.	2,720	94,547
Lamar Advertising Co., Class A	5,270	379,809
LaSalle Hotel Properties	10,676	304,907
Lexington Realty Trust	6,766	68,810
Liberty Property Trust	2,448	99,315
Medical Properties Trust, Inc.	1,326	17,331
Omega Healthcare Investors, Inc.(a)	1,768	58,344
Outfront Media, Inc.	12,682	331,761
RLJ Lodging Trust	11,594	249,155
Ryman Hospitality Properties, Inc.(a)	5,746	366,480
Select Income REIT	1,870	46,862
Senior Housing Properties Trust	3,706	79,753
Sunstone Hotel Investors, Inc.	23,222	345,776
Uniti Group, Inc.*	12,818	351,982
WP Carey, Inc.	6,052	378,855
		4,466,594
Health Care Equipment & Supplies – 0.3%
Abbott Laboratories	4,284	186,954
Health Care Providers & Services – 0.8%
Owens & Minor, Inc.(a)	11,458	397,020
UnitedHealth Group, Inc.	816	142,702
		539,722
Hotels, Restaurants & Leisure – 1.0%
McDonald’s Corp.	4,998	699,370

	Shares	Value
Household Durables – 0.8%
Garmin Ltd.	1,870	$95,071
Tupperware Brands Corp.	4,692	336,932
Whirlpool Corp.	510	94,697
		526,700
Household Products – 1.3%
Procter & Gamble Co. (The)	10,370	905,612
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp.	25,228	285,329
Industrial Conglomerates – 5.2%
3M Co.	5,746	1,125,239
General Electric Co.	82,178	2,382,340
		3,507,579
Insurance – 3.7%
Aflac, Inc.	5,712	427,715
Assured Guaranty Ltd.	10,030	382,444
Lincoln National Corp.	5,270	347,451
MetLife, Inc.	2,856	147,969
Old Republic International Corp.	3,400	70,312
Principal Financial Group, Inc.	6,800	442,884
Prudential Financial, Inc.	6,120	655,024
		2,473,799
Internet & Direct Marketing Retail – 0.5%
HSN, Inc.	9,588	353,797
Internet Software & Services – 0.6%
j2 Global, Inc.(a)	4,590	414,202
IT Services – 4.3%
Accenture plc, Class A	8,840	1,072,292
International Business Machines Corp.	4,590	735,731
Paychex, Inc.	6,358	376,902
Science Applications International Corp.	3,978	290,354
Visa, Inc., Class A	1,258	114,755
Western Union Co. (The)	15,164	301,157
		2,891,191

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Products – 0.0%(b)
Mattel, Inc.	952	$21,344
Machinery – 0.6%
Cummins, Inc.	2,856	431,085
Media – 0.8%
Sinclair Broadcast Group, Inc., Class A	2,278	89,867
TEGNA, Inc.	11,424	291,084
Walt Disney Co. (The)	1,292	149,355
		530,306
Metals & Mining – 0.6%
Nucor Corp.	6,290	385,766
Mortgage Real Estate Investment Trusts (REITs) – 0.9%
Chimera Investment Corp.	19,312	393,192
MFA Financial, Inc.	12,716	105,670
Two Harbors Investment Corp.	9,384	93,746
		592,608
Multiline Retail – 1.8%
Kohl’s Corp.	9,146	356,968
Macy’s, Inc.	12,070	352,686
Target Corp.	8,602	480,422
		1,190,076
Multi-Utilities – 0.2%
CenterPoint Energy, Inc.	4,352	124,163
Oil, Gas & Consumable Fuels – 5.1%
Chevron Corp.	7,820	834,394
Exxon Mobil Corp.	9,078	741,219
HollyFrontier Corp.(a)	3,298	92,806
Murphy Oil Corp.	952	24,923
Occidental Petroleum Corp.	9,894	608,877
ONEOK, Inc.	6,664	350,593
Overseas Shipholding Group, Inc., Class A* (a)	65,892	239,847
PBF Energy, Inc., Class A(a)	2,414	53,880
Tesoro Corp.	1,088	86,724
Valero Energy Corp.	6,052	391,020
		3,424,283

	Shares	Value
Paper & Forest Products – 0.1%
Domtar Corp.	850	$33,703
Personal Products – 0.4%
Nu Skin Enterprises, Inc., Class A(a)	4,522	249,750
Pharmaceuticals – 7.4%
Johnson & Johnson	5,610	692,667
Merck & Co., Inc.	32,776	2,042,928
Pfizer, Inc.	66,912	2,269,655
		5,005,250
Professional Services – 0.6%
ManpowerGroup, Inc.	4,182	422,298
Semiconductors & Semiconductor Equipment – 4.3%
Applied Materials, Inc.	14,688	596,480
KLA-Tencor Corp.	4,658	457,509
Maxim Integrated Products, Inc.	7,854	346,754
QUALCOMM, Inc.	7,684	412,938
Texas Instruments, Inc.	14,314	1,133,382
		2,947,063
Software – 1.6%
CA, Inc.	10,268	337,098
Fair Isaac Corp.	2,516	340,868
Symantec Corp.	12,852	406,509
		1,084,475
Specialty Retail – 4.2%
American Eagle Outfitters, Inc.	25,398	357,858
Best Buy Co., Inc.	7,854	406,916
GameStop Corp., Class A	12,376	280,811
Gap, Inc. (The)(a)	11,798	309,108
Home Depot, Inc. (The)	7,582	1,183,550
Staples, Inc.	30,566	298,630
		2,836,873
Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	13,464	1,934,104
HP, Inc.	26,656	501,666
NetApp, Inc.	9,112	363,113
Seagate Technology plc	8,942	376,726
Xerox Corp.	50,932	366,201
		3,541,810

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – 4.7%
Altria Group, Inc.	10,438	$749,239
Philip Morris International, Inc.	21,352	2,366,656
Vector Group Ltd.(a)	3,332	72,371
		3,188,266
Total Common Stocks (Cost $58,443,155)		66,658,698
	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) – 3.2%
COMMERCIAL PAPER – 0.3%
ING (US) Funding LLC 1.11%, 6/9/2017 (Cost $199,759)	$200,000	199,759

MASTER DEMAND NOTE – 0.2%
Natixis Financial Products LLC 1.16%, 5/1/2017 (Cost $100,000)	100,000	100,000

REPURCHASE AGREEMENTS – 2.7%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $250,023, collateralized by various Common Stocks; total market value $275,000	250,000	250,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $1,339,772, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $1,366,474	1,339,680	1,339,680

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $300,033, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $314,746	$300,000	$300,000
Total Repurchase Agreements (Cost $1,889,680)		1,889,680
Total Securities Lending Reinvestments (Cost $2,189,439)		2,189,439
Total Investments – 101.5% (Cost $60,632,594)		68,848,137
Liabilities Less Other Assets – (1.5%)		(999,606)
NET ASSETS – 100.0%		$67,848,531

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $2,125,150, collateralized in the form of cash with a value of $2,189,156.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $2,189,439.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,188,820
Aggregate gross unrealized depreciation	(956,895)
Net unrealized appreciation	$8,231,925
Federal income tax cost of investments	$60,616,212

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	10	06/16/2017	$1,190,250	$8,317

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.5%
Air Freight & Logistics – 0.7%
bpost SA	210,210	$5,035,980
Airlines – 0.2%
easyJet plc(a)	118,690	1,793,525
Auto Components – 0.8%
Bridgestone Corp.	143,000	5,962,716
Automobiles – 1.7%
Subaru Corp.	153,000	5,781,250
Toyota Motor Corp.	114,400	6,193,631
		11,974,881
Banks – 13.5%
Agricultural Bank of China Ltd., Class H	1,430,000	660,067
Aozora Bank Ltd.	1,430,000	5,208,397
Australia & New Zealand Banking Group Ltd.	268,840	6,586,463
Banco Bilbao Vizcaya Argentaria SA	624,532	4,997,938
Bank of China Ltd., Class H	7,436,000	3,604,441
BOC Hong Kong Holdings Ltd.	1,144,000	4,706,881
Canadian Imperial Bank of Commerce	72,644	5,857,530
Commonwealth Bank of Australia	157,872	10,318,844
Credit Agricole SA	145,288	2,159,585
Grupo Financiero Santander Mexico SAB de CV, Class B	3,546,400	6,391,004
Intesa Sanpaolo SpA	2,657,226	7,737,450
Intesa Sanpaolo SpA (Retirement Savings Plan)	2,287,714	6,252,927
Natixis SA	877,734	6,104,748
Nordea Bank AB	449,592	5,534,346
Royal Bank of Canada(a)	24,596	1,681,407
Societe Generale SA	70,070	3,831,160
Swedbank AB, Class A	226,226	5,362,610
Toronto-Dominion Bank (The)	4,576	214,961
Westpac Banking Corp.(a)	307,164	8,053,723
		95,264,482

	Shares	Value
Beverages – 0.1%
Anheuser-Busch InBev SA/NV(a)	5,434	$611,854
Capital Markets – 4.4%
Banca Generali SpA	18,304	526,009
Central China Securities Co. Ltd., Class H(a)	2,574,000	1,366,834
CI Financial Corp.(a)	208,208	4,065,790
Coronation Fund Managers Ltd.(a)	984,126	4,661,156
IG Group Holdings plc	798,512	5,614,762
IGM Financial, Inc.	161,018	4,829,480
Macquarie Group Ltd.	85,800	5,967,394
UBS Group AG (Registered)	228,228	3,897,610
		30,929,035
Chemicals – 2.3%
BASF SE	84,942	8,274,834
Kuraray Co. Ltd.	85,800	1,383,946
Mitsui Chemicals, Inc.	1,053,000	5,384,498
Synthos SA	935,506	1,299,180
		16,342,458
Commercial Services & Supplies – 0.8%
Edenred	234,806	6,010,040
Construction & Engineering – 0.2%
BOSKALIS WESTMINSTER	46,904	1,724,585
Diversified Financial Services – 2.2%
AMP Ltd.	59,488	238,456
Banca Mediolanum SpA	347,204	2,656,067
BTG Pactual Group*	858,000	4,972,902
Rural Electrification Corp. Ltd.	2,381,522	7,498,481
		15,365,906
Diversified Telecommunication Services – 3.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,909,764	4,899,513
O2 Czech Republic A/S*	354,926	4,190,798
Spark New Zealand Ltd.	2,027,454	5,143,249
Telenor ASA	100,386	1,626,519

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Telia Co. AB(a)	419,276	$1,709,340
Telstra Corp. Ltd.	332,618	1,049,718
Vivendi SA* (a)	315,744	6,262,853
		24,881,990
Electric Utilities – 2.5%
CEZ A/S(a)	83,798	1,462,750
EDP – Energias de Portugal SA	541,398	1,786,353
Endesa SA	248,248	5,848,582
Fortum OYJ(a)	346,346	5,038,770
Korea Electric Power Corp.	48,906	1,949,105
SSE plc	107,250	1,930,078
		18,015,638
Electrical Equipment – 0.4%
Mitsubishi Electric Corp.	200,200	2,790,982
Electronic Equipment, Instruments & Components – 1.1%
Omron Corp.	122,800	5,139,159
WPG Holdings Ltd.	1,144,000	1,450,333
Zhen Ding Technology Holding Ltd.	486,936	1,139,428
		7,728,920
Equity Real Estate Investment Trusts (REITs) – 2.7%
Fonciere Des Regions	61,490	5,486,664
H&R REIT	81,224	1,375,812
Hui Xian REIT	3,146,000	1,409,392
ICADE(a)	19,734	1,464,928
Japan Retail Fund Investment Corp.	286	558,812
Link REIT	286,000	2,057,422
RioCan REIT	28,028	531,534
Smart REIT	47,762	1,130,387
Unibail-Rodamco SE	20,878	5,125,628
		19,140,579
Food & Staples Retailing – 0.7%
Casino Guichard Perrachon SA	26,312	1,584,481
J Sainsbury plc	144,716	515,621
Kesko OYJ, Class A	28,028	1,310,271
Kesko OYJ, Class B(a)	28,028	1,313,017
		4,723,390

	Shares	Value
Food Products – 1.6%
Marine Harvest ASA*	91,520	$1,525,600
Nestle SA (Registered)	67,496	5,197,216
Orkla ASA	535,106	4,856,650
		11,579,466
Gas Utilities – 0.9%
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	308,849	4,615,163
Gas Natural SDG SA	82,654	1,868,526
		6,483,689
Health Care Equipment & Supplies – 0.9%
Hoya Corp.	126,400	6,037,083
Hotels, Restaurants & Leisure – 1.6%
Crown Resorts Ltd.(a)	577,148	5,395,251
Sands China Ltd.	1,258,400	5,711,506
		11,106,757
Household Durables – 1.1%
Berkeley Group Holdings plc	41,470	1,747,976
Casio Computer Co. Ltd.	228,800	3,224,588
Panasonic Corp.	171,600	2,048,208
Sekisui House Ltd.	28,600	474,529
		7,495,301
Independent Power and Renewable Electricity Producers –1.1%
China Power International Development Ltd.	3,432,000	1,279,683
Huadian Power International Corp. Ltd., Class H	2,860,000	1,206,138
NHPC Ltd.	2,961,244	1,461,519
Unipro PJSC	90,871,638	4,017,966
		7,965,306
Insurance – 6.0%
Aegon NV	308,880	1,573,804
Allianz SE (Registered)	41,756	7,948,190
BB Seguridade Participacoes SA	543,400	5,062,311
Direct Line Insurance Group plc	615,472	2,780,564
Euler Hermes Group	55,198	5,389,872

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Gjensidige Forsikring ASA	227,370	$3,500,858
Legal & General Group plc	655,226	2,086,186
MMI Holdings Ltd.	705,562	1,228,852
Power Corp. of Canada	57,486	1,329,834
Power Financial Corp.	58,344	1,480,256
Powszechny Zaklad Ubezpieczen SA	166,452	1,835,552
Sompo Holdings, Inc.	57,200	2,158,278
Standard Life plc	1,168,882	5,503,045
Tokio Marine Holdings, Inc.	15,500	652,427
		42,530,029
Internet Software & Services – 0.4%
Tencent Holdings Ltd.	85,800	2,685,128
Leisure Products – 0.2%
Sankyo Co. Ltd.	39,300	1,369,700
Machinery – 3.1%
FANUC Corp.	31,700	6,442,662
Hino Motors Ltd.	429,000	5,376,451
IMI plc	41,184	681,474
Kawasaki Heavy Industries Ltd.	416,000	1,257,666
Komatsu Ltd.	85,800	2,287,589
Metso OYJ(a)	161,304	5,784,220
		21,830,062
Media – 2.3%
Eutelsat Communications SA	282,568	6,686,374
Multiplus SA	400,400	4,887,964
Pearson plc	193,050	1,595,956
ProSiebenSat.1 Media SE	32,890	1,396,449
RTL Group SA	18,590	1,441,343
		16,008,086
Metals & Mining – 3.9%
Eregli Demir ve Celik Fabrikalari TAS	3,178,318	5,822,258
Fortescue Metals Group Ltd.	620,906	2,465,669
MMC Norilsk Nickel PJSC	31,174	4,784,417
NMDC Ltd.	2,483,052	4,921,330
Novolipetsk Steel PJSC	652,366	1,233,349
Rio Tinto plc	90,090	3,568,881

	Shares	Value
Metals & Mining – (continued)
Severstal PJSC	330,616	$4,501,559
		27,297,463
Multiline Retail – 0.3%
Marks & Spencer Group plc	385,242	1,827,159
Multi-Utilities – 0.3%
Engie SA(a)	170,456	2,403,754
Oil, Gas & Consumable Fuels – 8.4%
AltaGas Ltd.	57,200	1,279,710
BP plc	1,802,995	10,321,865
Coal India Ltd.	1,059,058	4,554,460
Enagas SA	161,590	4,249,517
Husky Energy, Inc.*	416,988	4,806,356
Inter Pipeline Ltd.	109,252	2,222,115
Royal Dutch Shell plc, Class A	376,080	9,743,234
Royal Dutch Shell plc, Class B	337,766	8,969,112
Snam SpA	1,333,904	5,894,467
Surgutneftegas OJSC (Preference)	8,525,374	4,563,119
TOTAL SA(a)	17,376	892,532
Tupras Turkiye Petrol Rafinerileri A/S	64,064	1,613,430
		59,109,917
Paper & Forest Products – 0.3%
UPM-Kymmene OYJ	73,788	1,946,915
Personal Products – 1.6%
Unilever NV, CVA	220,792	11,575,572
Pharmaceuticals – 5.4%
AstraZeneca plc	115,544	6,932,369
Bayer AG (Registered)	1,144	141,518
GlaxoSmithKline plc	454,168	9,107,488
Novartis AG (Registered)	56,342	4,332,694
Orion OYJ, Class B	82,368	4,722,422
Roche Holding AG	29,744	7,777,752
Sanofi(a)	27,742	2,616,458
Takeda Pharmaceutical Co. Ltd.	47,100	2,257,183
		37,887,884

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – 0.5%
Adecco Group AG (Registered)*	26,026	$1,932,113
Capita plc	232,804	1,674,617
		3,606,730
Real Estate Management & Development – 2.7%
China Evergrande Group(a)	2,002,000	2,139,057
Daito Trust Construction Co. Ltd.	32,700	4,810,981
KWG Property Holding Ltd.	2,002,000	1,513,556
Land & Houses PCL, NVDR	17,960,800	5,348,258
SP Setia Bhd. Group	6,034,600	5,087,914
		18,899,766
Road & Rail – 0.4%
Aurizon Holdings Ltd.	414,700	1,597,187
BTS Group Holdings PCL, NVDR	5,376,800	1,321,272
		2,918,459
Semiconductors & Semiconductor Equipment – 1.9%
Novatek Microelectronics Corp.	1,336,099	5,136,969
Siliconware Precision Industries Co. Ltd.	3,146,000	5,098,916
Taiwan Semiconductor Manufacturing Co. Ltd.	314,222	2,025,660
Tokyo Electron Ltd.	10,200	1,186,355
		13,447,900
Software – 0.0%(b)
Oracle Corp. Japan	6,500	374,361
Specialty Retail – 0.2%
USS Co. Ltd.	85,800	1,516,336
Technology Hardware, Storage & Peripherals – 2.9%
Canon, Inc.	95,400	3,163,169
Compal Electronics, Inc.	8,294,000	5,552,975
Inventec Corp.	6,578,000	4,894,637
Pegatron Corp.	498,064	1,467,564
Quanta Computer, Inc.	858,000	1,777,369
Samsung Electronics Co. Ltd.	1,716	3,364,440
		20,220,154

	Shares	Value
Textiles, Apparel & Luxury Goods – 1.5%
HUGO BOSS AG(a)	76,076	$5,784,924
Li & Fung Ltd.(a)	11,440,000	4,795,135
		10,580,059
Tobacco – 4.1%
British American Tobacco plc	343,200	23,155,382
Japan Tobacco, Inc.	171,600	5,705,119
		28,860,501
Trading Companies & Distributors – 1.1%
ITOCHU Corp.	143,000	2,021,782
Sumitomo Corp.	429,000	5,728,595
		7,750,377
Transportation Infrastructure – 2.4%
Abertis Infraestructuras SA	372,112	6,544,163
Hopewell Highway Infrastructure Ltd.(a)	1,001,000	579,167
Hutchison Port Holdings Trust(a)	3,632,200	1,471,041
Jiangsu Expressway Co. Ltd., Class H	572,000	844,297
Shenzhen Expressway Co. Ltd., Class H	1,144,000	1,042,868
Sydney Airport	285,142	1,469,247
TAV Havalimanlari Holding A/S	1,188,330	4,948,937
		16,899,720
Wireless Telecommunication Services – 3.6%
Freenet AG	175,890	5,518,135
Intouch Holdings PCL, NVDR	3,231,800	4,998,592
MegaFon PJSC	102,388	1,075,742
Mobile TeleSystems PJSC	1,083,082	5,204,169
MTN Group Ltd.(a)	207,636	1,962,526
StarHub Ltd.(a)	2,602,600	5,195,145
Tele2 AB, Class B(a)	164,164	1,653,728
		25,608,037
Total Common Stocks (Cost $647,778,981)		696,118,632

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	No. of Rights	Value
RIGHT – 0.0%(b)
Gas Utilities – 0.0%(b)
Cia de Gas de Sao Paulo – COMGAS, expiring 5/26/2017, price 46.41 BRL (Cost $–)* (c)	6,610	$2,748
	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) – 1.0%
COMMERCIAL PAPER – 0.0%(b)
ING (US) Funding LLC 1.11%, 6/9/2017 (Cost $99,880)	$100,000	99,880

REPURCHASE AGREEMENTS – 1.0%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $700,063, collateralized by various Common Stocks; total market value $770,000	700,000	700,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $5,364,722, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $5,471,638	5,364,351	5,364,351

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $700,076, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $734,408	$700,000	$700,000
Total Repurchase Agreements (Cost $6,764,351)		6,764,351
Total Securities Lending Reinvestments (Cost $6,864,231)		6,864,231
Total Investments – 99.5% (Cost $654,643,212)		702,985,611
Other Assets Less Liabilities – 0.5%		3,565,218
NET ASSETS – 100.0%		$706,550,829

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $36,953,268, collateralized in the form of cash with a value of $6,864,089 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,645,097 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 5/18/2017 – 2/15/2047 and $25,239,368 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $40,748,554.

(b)	Represents less than 0.05% of net assets.

(c)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $2,748, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $6,864,231.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations:

BRL – Brazilian Real

CVA – Dutch Certification

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,821,398
Aggregate gross unrealized depreciation	(16,182,102)
Net unrealized appreciation	$46,639,296
Federal income tax cost of investments	$656,346,315

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	77	06/16/2017	$2,941,428	$122,332
FTSE 100® Index Futures Contracts	24	06/16/2017	2,224,733	(29,861)
Hang Seng Index Futures Contract	1	05/29/2017	157,897	3,177
Mini MSCI Emerging Markets Index Futures Contracts	42	06/16/2017	2,055,900	65,947
S&P Toronto Stock Exchange 60® Index Futures Contracts	4	06/15/2017	536,415	1,920
SPI 200® Index Futures Contracts	9	06/15/2017	994,958	20,817
Tokyo Price Index Futures Contracts	11	06/08/2017	1,509,823	(867)
				$183,465

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	253,578	JPMorgan Chase Bank	USD	192,156	06/21/2017	$(2,689)
AUD	168,931	Bank of New York	USD	130,000	06/21/2017	(3,779)
AUD	65,273	Citibank NA	USD	50,000	06/21/2017	(1,230)
CAD	173,127	Morgan Stanley	USD	130,000	06/21/2017	(3,282)
CAD	66,632	Bank of Montreal	USD	50,000	06/21/2017	(1,230)
CHF	24,787	Goldman Sachs & Co.	USD	25,000	06/21/2017	(20)
EUR	442,765	Citibank NA	USD	480,000	06/21/2017	3,404
EUR	919,866	Societe Generale	USD	985,287	06/21/2017	19,008
EUR	185,119	Bank of New York	USD	200,000	06/21/2017	2,110
GBP	472,052	Goldman Sachs & Co.	USD	590,000	06/21/2017	21,620
GBP	312,930	Citibank NA	USD	383,348	06/21/2017	22,104
HKD	387,758	Toronto-Dominion Bank (The)	USD	50,000	06/21/2017	(90)
HKD	418,604	Citibank NA	USD	53,977	06/21/2017	(97)
JPY	55,428,700	Citibank NA	USD	500,000	06/21/2017	(1,730)
JPY	54,542,540	Morgan Stanley	USD	477,517	06/21/2017	12,787
RUB	17,519,523	JPMorgan Chase Bank	USD	300,000	06/21/2017	3,828
SEK	337,877	Bank of New York	USD	37,870	06/21/2017	391
TWD	2,266,680	Goldman Sachs & Co.	USD	73,193	06/21/2017	2,088

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	366,716	Citibank NA	AUD	487,782	06/21/2017	$2,258
USD	10,692	Goldman Sachs & Co.	CAD	14,375	06/21/2017	171
USD	17,156	Morgan Stanley	CHF	17,194	06/21/2017	(173)
USD	590,000	Bank of New York	EUR	551,459	06/21/2017	(12,073)
USD	290,000	JPMorgan Chase Bank	EUR	268,608	06/21/2017	(3,262)
USD	790,000	Goldman Sachs & Co.	GBP	635,886	06/21/2017	(33,895)
USD	217,770	Morgan Stanley	INR	14,707,751	06/21/2017	(9,204)
USD	200,000	JPMorgan Chase Bank	JPY	22,441,212	06/21/2017	(1,733)
USD	650,000	Bank of Montreal	JPY	71,929,780	06/21/2017	3,396
USD	202,986	Goldman Sachs & Co.	RUB	12,332,772	06/21/2017	(10,891)
						$7,787

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

RUB – Russian Ruble

SEK – Swedish Krona

TWD – Taiwan Dollar

USD – US Dollar

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	6.1%
Belgium	1.0
Brazil	2.8
Canada	4.4
China	2.6
Czech Republic	0.8
Finland	2.8
France	7.9
Germany	4.1
Hong Kong	2.4
India	2.6
Israel	0.7
Italy	3.3
Japan	13.7
Malaysia	0.7
Mexico	0.9
Netherlands	2.1
New Zealand	0.7
Norway	1.6
Poland	0.4

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® International Quality Dividend Index Fund (cont.)

Portugal	0.3%
Russia	3.6
Singapore	0.9
South Africa	1.1
South Korea	0.8
Spain	3.3
Sweden	2.0
Switzerland	3.3
Taiwan	4.0
Thailand	1.7
Turkey	1.8
United Kingdom	14.1
Other[1]	1.5
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.9%
Air Freight & Logistics – 1.0%
bpost SA	24,920	$597,006
Deutsche Post AG (Registered)	6,020	216,331
		813,337
Airlines – 1.0%
easyJet plc	14,770	223,190
Japan Airlines Co. Ltd.	18,800	593,666
		816,856
Auto Components – 0.3%
Bridgestone Corp.	3,500	145,940
Nokian Renkaat OYJ(a)	2,940	126,460
		272,400
Automobiles – 2.1%
Subaru Corp.	17,500	661,254
Toyota Motor Corp.	19,500	1,055,733
		1,716,987
Banks – 14.7%
Agricultural Bank of China Ltd., Class H	490,000	226,177
Aozora Bank Ltd.	175,000	637,391
Australia & New Zealand Banking Group Ltd.	31,736	777,518
Banco Bilbao Vizcaya Argentaria SA	35,112	280,990
Bank Pekao SA	5,355	193,921
Banque Cantonale Vaudoise (Registered)* (a)	245	177,452
Canadian Imperial Bank of Commerce	8,715	702,720
China Everbright Bank Co. Ltd., Class H(a)	140,000	65,702
Commonwealth Bank of Australia	19,040	1,244,494
Grupo Financiero Santander Mexico SAB de CV, Class B	420,000	756,886
Industrial & Commercial Bank of China Ltd., Class H	175,000	114,303
Intesa Sanpaolo SpA	328,055	955,248

	Shares	Value
Banks – (continued)
Intesa Sanpaolo SpA (Retirement Savings Plan)	253,120	$691,844
Mizuho Financial Group, Inc.	259,000	473,064
National Bank of Canada	5,215	202,337
Natixis SA	104,055	723,715
Nordea Bank AB	65,730	809,117
Royal Bank of Canada(a)	16,240	1,110,183
Sumitomo Mitsui Financial Group, Inc.	14,000	517,951
Swedbank AB, Class A	26,775	634,692
Toronto-Dominion Bank (The)	385	18,086
Westpac Banking Corp.(a)	36,575	958,983
		12,272,774
Beverages – 0.1%
Anheuser-Busch InBev SA/NV	665	74,877
Capital Markets – 2.7%
Banca Generali SpA	6,685	192,110
Central China Securities Co. Ltd., Class H(a)	280,000	148,684
CI Financial Corp.(a)	10,325	201,622
Coronation Fund Managers Ltd.(a)	111,545	528,315
Deutsche Boerse AG	2,205	215,742
IG Group Holdings plc	94,850	666,941
IGM Financial, Inc.	4,970	149,067
Orient Securities Co. Ltd., Class H* (b)	182,000	177,377
		2,279,858
Chemicals – 0.8%
BASF SE	420	40,915
Covestro AG(b)	2,660	207,281
Evonik Industries AG	5,215	174,086
Synthos SA	108,220	150,290
Yara International ASA	1,995	74,337
		646,909
Commercial Services & Supplies – 0.5%
Edenred	17,745	454,197

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 0.2%
Vinci SA(a)	1,785	$151,809
Construction Materials – 0.2%
Fletcher Building Ltd.	22,435	131,693
Diversified Financial Services – 1.8%
BTG Pactual Group*	101,500	588,286
Rural Electrification Corp. Ltd.	286,440	901,888
		1,490,174
Diversified Telecommunication Services – 4.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	344,435	579,966
BT Group plc	19,845	78,243
HKT Trust & HKT Ltd.	70,000	89,553
Inmarsat plc	21,595	228,397
Maroc Telecom	12,005	167,659
O2 Czech Republic A/S*	56,455	666,594
Proximus SADP(a)	5,215	159,491
Spark New Zealand Ltd.	241,185	611,839
Telenor ASA	12,390	200,751
Telia Co. AB	50,680	206,616
Telstra Corp. Ltd.	42,630	134,537
Vivendi SA* (a)	37,485	743,523
		3,867,169
Electric Utilities – 3.5%
CEZ A/S(a)	9,555	166,789
EDP – Energias de Portugal SA	61,390	202,558
Endesa SA	29,330	690,998
Federal Grid Co. Unified Energy System PJSC	137,631,270	474,281
Fortum OYJ(a)	41,055	597,283
HK Electric Investments & HK Electric Investments Ltd.(a) (b)	175,000	154,805
Korea Electric Power Corp.	16,065	640,256
		2,926,970
Electronic Equipment, Instruments & Components – 0.1%
Murata Manufacturing Co. Ltd.	900	120,665
Equity Real Estate Investment Trusts (REITs) – 1.6%
Gecina SA	1,015	144,350

	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
GPT Group (The)	47,215	$185,376
H&R REIT	9,555	161,848
Hui Xian REIT	350,000	156,798
Japan Retail Fund Investment Corp.	35	68,386
Link REIT	17,500	125,891
RioCan REIT	8,085	153,327
Smart REIT	5,950	140,819
Stockland	46,375	168,206
		1,305,001
Food & Staples Retailing – 0.7%
Casino Guichard Perrachon SA	1,540	92,737
Kesko OYJ, Class A	3,220	150,531
Lawson, Inc.	2,500	165,964
METRO AG (Preference)	5,670	167,633
		576,865
Food Products – 3.0%
Marine Harvest ASA*	10,815	180,281
Nestle SA (Registered)	19,810	1,525,377
Orkla ASA	66,465	603,240
Tate & Lyle plc	19,495	190,802
		2,499,700
Gas Utilities – 0.6%
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	35,000	523,009
Hotels, Restaurants & Leisure – 1.6%
Crown Resorts Ltd.(a)	69,510	649,788
Sands China Ltd.	154,000	698,961
		1,348,749
Household Durables – 0.3%
Berkeley Group Holdings plc	4,935	208,012
Independent Power and Renewable Electricity Producers – 0.6%
China Power International Development Ltd.	420,000	156,605
Huadian Power International Corp. Ltd., Class H	350,000	147,604

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
NHPC Ltd.	343,910	$169,736
		473,945
Industrial Conglomerates – 0.7%
Bidvest Group Ltd. (The)(a)	38,360	457,182
HAP Seng Consolidated Bhd.	80,500	164,486
		621,668
Insurance – 5.9%
Admiral Group plc	22,295	580,056
Allianz SE (Registered)	105	19,987
Assicurazioni Generali SpA	15,715	248,650
Direct Line Insurance Group plc	89,810	405,741
Euler Hermes Group	6,545	639,094
Gjensidige Forsikring ASA	34,615	532,974
Jardine Lloyd Thompson Group plc	11,130	157,962
Legal & General Group plc	78,085	248,616
Medibank Pvt Ltd.	65,100	141,673
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,785	342,007
NN Group NV	2,240	74,251
Powszechny Zaklad Ubezpieczen SA	20,650	227,718
Sampo OYJ, Class A(a)	13,930	667,288
SCOR SE*	4,375	173,034
Sompo Holdings, Inc.	1,100	41,505
Tryg A/S	23,240	445,758
		4,946,314
Internet Software & Services – 0.9%
Kakaku.com, Inc.(a)	31,500	454,118
Tencent Holdings Ltd.	10,500	328,599
		782,717
IT Services – 0.7%
Otsuka Corp.	11,500	615,906
Leisure Products – 0.2%
Sankyo Co. Ltd.	5,000	174,262

	Shares	Value
Machinery – 1.7%
FANUC Corp.	3,500	$711,335
Kone OYJ, Class B(a)	8,470	387,936
MAN SE (Preference)	1,540	159,649
Metso OYJ	630	22,591
SKF AB, Class A	4,235	93,120
		1,374,631
Media – 2.6%
Eutelsat Communications SA	33,530	793,416
Multiplus SA	49,000	598,177
Pearson plc	23,940	197,914
ProSiebenSat.1 Media SE	4,830	205,073
RTL Group SA	2,205	170,961
Shaw Communications, Inc., Class B	9,762	206,621
		2,172,162
Metals & Mining – 6.0%
Agnico Eagle Mines Ltd.	4,384	209,212
Barrick Gold Corp.	12,710	212,128
Eregli Demir ve Celik Fabrikalari TAS	281,015	514,782
Fortescue Metals Group Ltd.	36,610	145,381
Franco-Nevada Corp.	2,820	191,479
MMC Norilsk Nickel PJSC	2,660	408,242
NMDC Ltd.	292,915	580,548
Novolipetsk Steel PJSC	290,010	548,287
Polymetal International plc	39,935	524,409
Rio Tinto plc	13,545	536,580
Severstal PJSC	7,337	99,898
Severstal PJSC, GDR	32,108	439,238
Sibanye Gold Ltd.(a)	267,680	541,010
		4,951,194
Multiline Retail – 0.3%
Marks & Spencer Group plc	45,920	217,793
Next plc	175	9,747
		227,540
Multi-Utilities – 0.3%
Engie SA	20,125	283,801

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – 8.1%
BP plc	236,541	$1,354,160
Coal India Ltd.	127,680	549,085
Enagas SA	5,005	131,622
Husky Energy, Inc.*	50,155	578,105
Royal Dutch Shell plc, Class A	51,730	1,340,187
Royal Dutch Shell plc, Class B	33,495	889,434
Showa Shell Sekiyu KK	10,500	101,449
Snam SpA	157,185	694,594
Statoil ASA	7,420	122,736
Surgutneftegas OJSC (Preference)	394,447	211,124
Surgutneftegas OJSC (Preference), ADR	64,016	344,406
TOTAL SA(a)	3,343	171,716
Tupras Turkiye Petrol Rafinerileri A/S	7,735	194,803
Vermilion Energy, Inc.(a)	1,855	65,202
		6,748,623
Personal Products – 0.1%
Unilever NV, CVA	1,085	56,884
Pharmaceuticals – 6.6%
Astellas Pharma, Inc.	45,500	599,211
Bayer AG (Registered)	490	60,615
Eisai Co. Ltd.	1,700	89,247
GlaxoSmithKline plc	53,270	1,068,230
Mitsubishi Tanabe Pharma Corp.	3,500	71,024
Novartis AG (Registered)	6,860	527,533
Orion OYJ, Class A	5,565	317,241
Orion OYJ, Class B	15,470	886,945
Roche Holding AG	3,360	878,606
Sanofi(a)	1,470	138,641
Shionogi & Co. Ltd.	11,300	581,169
Teva Pharmaceutical Industries Ltd.	9,520	301,137
		5,519,599
Professional Services – 0.2%
Capita plc	27,650	198,893
Real Estate Management & Development – 2.8%
Azrieli Group Ltd.	3,675	195,844
China Evergrande Group(a)	245,000	261,773
Daito Trust Construction Co. Ltd.	3,900	573,787

	Shares	Value
Real Estate Management & Development – (continued)
Land & Houses PCL, NVDR	2,163,000	$644,085
SP Setia Bhd. Group	784,000	661,009
		2,336,498
Road & Rail – 0.4%
Aurizon Holdings Ltd.	50,120	193,034
BTS Group Holdings PCL, NVDR	626,500	153,953
		346,987
Semiconductors & Semiconductor Equipment – 2.3%
Nanya Technology Corp.	105,000	167,570
Novatek Microelectronics Corp.	162,000	622,850
Siliconware Precision Industries Co. Ltd.	385,000	623,993
Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	277,203
Tokyo Electron Ltd.	1,600	186,095
		1,877,711
Specialty Retail – 0.9%
Fast Retailing Co. Ltd.	600	195,712
Hennes & Mauritz AB, Class B	21,875	542,008
		737,720
Technology Hardware, Storage & Peripherals – 2.5%
Asustek Computer, Inc.	20,000	196,546
Canon, Inc.	11,700	387,936
Compal Electronics, Inc.	280,000	187,465
Inventec Corp.	630,000	468,778
Pegatron Corp.	70,000	206,257
Quanta Computer, Inc.	91,000	188,509
Samsung Electronics Co. Ltd.	210	411,732
		2,047,223
Textiles, Apparel & Luxury Goods – 1.5%
HUGO BOSS AG(a)	8,925	678,669
Li & Fung Ltd.(a)	1,330,000	557,477
		1,236,146
Thrifts & Mortgage Finance – 0.3%
Indiabulls Housing Finance Ltd.	14,770	233,489
Tobacco – 4.1%
British American Tobacco plc	32,830	2,215,009

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – (continued)
Imperial Brands plc	7,315	$357,920
Japan Tobacco, Inc.	24,500	814,542
		3,387,471
Trading Companies & Distributors – 1.1%
ITOCHU Corp.	17,500	247,421
Sumitomo Corp.	49,000	654,315
		901,736
Transportation Infrastructure – 3.1%
Abertis Infraestructuras SA	36,693	645,303
Atlantia SpA	8,505	215,608
Auckland International Airport Ltd.	38,465	182,216
Hutchison Port Holdings Trust(a)	451,500	182,858
Jiangsu Expressway Co. Ltd., Class H	35,000	51,662
Sydney Airport	132,545	682,963
TAV Havalimanlari Holding A/S	141,855	590,771
		2,551,381
Wireless Telecommunication Services – 2.6%
Freenet AG	20,685	648,943
Mobile TeleSystems PJSC	101,220	486,359
MTN Group Ltd.(a)	25,550	241,493
StarHub Ltd.(a)	308,000	614,810
Tele2 AB, Class B	20,580	207,315
		2,198,920
Total Common Stocks (Cost $77,370,105)		81,501,432
	No. of Rights
RIGHT – 0.0%(c)
Gas Utilities – 0.0%(c)
Cia de Gas de Sao Paulo – COMGAS, expiring 5/26/2017, price 46.41 BRL (Cost $–)* (d)	706	294

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – 3.0%
REPURCHASE AGREEMENTS – 3.0%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $200,018, collateralized by various Common Stocks; total market value $220,000	$200,000	$200,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $2,105,000, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $2,146,951	2,104,854	2,104,854
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $200,021, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $209,831	200,000	200,000
		2,504,854
Total Securities Lending Reinvestments (Cost $2,504,854)		2,504,854
Total Investments – 100.9% (Cost $79,874,959)		84,006,580
Liabilities Less Other Assets – (0.9%)		(752,885)
NET ASSETS – 100.0%		$83,253,695

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $8,031,700, collateralized in the form of cash with a value of $2,504,854 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,616,620 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 5/18/2017 – 2/15/2047 and $4,461,002 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $8,582,476.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $294, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $2,504,854.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

CVA – Dutch Certification

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,885,476
Aggregate gross unrealized depreciation	(2,903,132)
Net unrealized appreciation	$3,982,344
Federal income tax cost of investments	$80,024,236

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	15	06/16/2017	$1,367,850	$41,445
Mini MSCI Emerging Markets Index Futures Contracts	7	06/16/2017	342,650	6,898
				$48,343

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
NOK	59,477	Bank of New York	USD	6,948	06/21/2017	$(1)
USD	79,213	Citibank NA	AUD	105,364	06/21/2017	488
USD	30,804	Morgan Stanley	BRL	100,000	06/21/2017	(82)
						$405

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

NOK – Norwegian Krone

USD – US Dollar

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	6.3%
Belgium	1.2
Brazil	2.0
Canada	5.2
China	2.2
Czech Republic	1.0
Denmark	0.5
Finland	3.8
France	5.4
Germany	3.8
Hong Kong	2.0
India	2.9
Israel	1.3
Italy	3.6
Japan	13.1
Malaysia	1.0
Mexico	0.9
Morocco	0.2
Netherlands	0.2
New Zealand	1.1
Norway	2.1
Poland	0.7
Portugal	0.2
Russia	3.6
Singapore	1.0
South Africa	2.1
South Korea	1.3
Spain	2.1
Sweden	3.0
Switzerland	3.7
Taiwan	3.5
Thailand	1.0
Turkey	1.6
United Kingdom	14.3
Other[1]	2.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.7%
Air Freight & Logistics – 1.0%
bpost SA	22,814	$546,553
Auto Components – 2.4%
Cie Generale des Etablissements Michelin	1,342	175,291
Continental AG	770	172,310
Faurecia	1,562	76,236
Nokian Renkaat OYJ(a)	12,386	532,766
Sumitomo Rubber Industries Ltd.	8,800	158,206
Valeo SA	3,872	278,283
		1,393,092
Automobiles – 1.6%
Renault SA	1,672	155,872
Subaru Corp.	11,000	415,645
Toyota Motor Corp.	4,400	238,217
Yamaha Motor Co. Ltd.	4,400	104,247
		913,981
Banks – 13.0%
Agricultural Bank of China Ltd., Class H	176,000	81,239
Aozora Bank Ltd.	22,000	80,129
Australia & New Zealand Banking Group Ltd.	22,044	540,068
Banco Bilbao Vizcaya Argentaria SA	50,489	404,048
Bank of China Ltd., Class H	572,000	277,265
Canadian Imperial Bank of Commerce	462	37,253
Commonwealth Bank of Australia	18,502	1,209,329
Credit Agricole SA	11,242	167,103
Grupo Financiero Santander Mexico SAB de CV, Class B	57,200	103,081
Industrial & Commercial Bank of China Ltd., Class H	132,000	86,217
ING Groep NV	18,062	293,947
Intesa Sanpaolo SpA	263,648	767,704
Intesa Sanpaolo SpA (Retirement Savings Plan)	258,236	705,827
National Bank of Canada	1,430	55,483

	Shares	Value
Banks – (continued)
Natixis SA	93,522	$650,457
Nordea Bank AB	22,902	281,917
Royal Bank of Canada(a)	572	39,103
Societe Generale SA	5,808	317,559
Sumitomo Mitsui Financial Group, Inc.	11,000	406,962
Sumitomo Mitsui Trust Holdings, Inc.	4,400	150,667
Swedbank AB, Class A	6,622	156,972
Toronto-Dominion Bank (The)	396	18,602
Westpac Banking Corp.(a)	25,212	661,049
		7,491,981
Beverages – 0.3%
Anheuser-Busch InBev SA/NV	352	39,634
Coca-Cola Amatil Ltd.	15,840	110,997
		150,631
Building Products – 0.4%
Cie de Saint-Gobain	3,542	191,118
TOTO Ltd.	700	26,720
		217,838
Capital Markets – 4.7%
Central China Securities Co. Ltd., Class H(a)	198,000	105,141
China Galaxy Securities Co. Ltd., Class H	99,000	90,376
CI Financial Corp.	4,180	81,625
Coronation Fund Managers Ltd.	81,202	384,600
GF Securities Co. Ltd., Class H	220,000	455,413
Henderson Group plc	31,174	93,085
IGM Financial, Inc.	17,248	517,327
Macquarie Group Ltd.	8,734	607,450
Schroders plc (Non-Voting)	1,496	44,902
UBS Group AG (Registered)	18,458	315,220
		2,695,139
Chemicals – 1.7%
BASF SE	6,710	653,671
Kuraray Co. Ltd.	4,400	70,971
Sumitomo Chemical Co. Ltd.	24,000	135,427

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Synthos SA	75,856	$105,345
		965,414
Commercial Services & Supplies – 1.1%
Edenred	25,476	652,078
Communications Equipment – 0.2%
Telefonaktiebolaget LM Ericsson, Class B	20,240	130,517
Construction & Engineering – 1.7%
ACS Actividades de Construccion y Servicios SA	17,600	652,203
Vinci SA	3,476	295,623
		947,826
Distributors – 0.2%
Imperial Holdings Ltd.	7,700	97,224
Diversified Financial Services – 1.7%
BTG Pactual Group*	24,200	140,261
Rural Electrification Corp. Ltd.	263,318	829,086
		969,347
Diversified Telecommunication Services – 2.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	317,108	533,952
Elisa OYJ	4,818	164,060
Proximus SADP(a)	3,432	104,961
Telia Co. AB(a)	34,386	140,188
Vivendi SA* (a)	33,616	666,781
		1,609,942
Electric Utilities – 2.2%
CEZ A/S	6,710	117,128
EDP – Energias de Portugal SA	43,846	144,671
Endesa SA	12,716	299,582
Fortum OYJ(a)	37,422	544,429
Korea Electric Power Corp.	4,158	165,713
		1,271,523
Electrical Equipment – 1.0%
Mitsubishi Electric Corp.	39,600	552,062

	Shares	Value
Electronic Equipment, Instruments & Components – 0.9%
Omron Corp.	9,100	$380,833
WPG Holdings Ltd.	44,000	55,782
Zhen Ding Technology Holding Ltd.	44,000	102,960
		539,575
Energy Equipment & Services – 0.2%
Petrofac Ltd.	10,780	113,595
Equity Real Estate Investment Trusts (REITs) – 0.7%
H&R REIT	6,314	106,949
Hui Xian REIT	242,000	108,415
Unibail-Rodamco SE	814	199,840
		415,204
Food & Staples Retailing – 1.5%
Casino Guichard Perrachon SA	2,002	120,558
J Sainsbury plc	35,398	126,123
Kesko OYJ, Class B	1,628	76,266
METRO AG(a)	3,718	122,312
Seven & i Holdings Co. Ltd.	5,200	219,718
Wesfarmers Ltd.	5,720	183,941
		848,918
Food Products – 1.1%
Marine Harvest ASA*	7,524	125,422
Nestle SA (Registered)	6,314	486,180
		611,602
Gas Utilities – 1.1%
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	33,000	493,122
Gas Natural SDG SA	7,194	162,632
		655,754
Health Care Equipment & Supplies – 1.2%
Hoya Corp.	13,200	630,455
Sysmex Corp.	800	48,659
		679,114
Hotels, Restaurants & Leisure – 2.3%
Crown Resorts Ltd.	61,798	577,695
Sands China Ltd.	140,800	639,050

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
SJM Holdings Ltd.	132,000	$128,138
		1,344,883
Household Durables – 1.2%
Berkeley Group Holdings plc	3,168	133,532
Sekisui Chemical Co. Ltd.	33,000	553,602
		687,134
Independent Power and Renewable Electricity Producers – 1.2%
China Power International Development Ltd.	286,000	106,640
Huadian Power International Corp. Ltd., Class H	264,000	111,336
Unipro PJSC	10,708,192	473,472
		691,448
Insurance – 6.6%
Aegon NV	23,364	119,044
Ageas	3,366	137,819
Allianz SE (Registered)	3,366	640,713
Assicurazioni Generali SpA	10,626	168,129
AXA SA(a)	14,344	382,844
BB Seguridade Participacoes SA	55,000	512,380
CNP Assurances(a)	3,762	78,532
Legal & General Group plc	56,430	179,669
Manulife Financial Corp.	14,806	259,238
Mapfre SA	25,762	89,884
MMI Holdings Ltd.	53,570	93,301
Old Mutual plc	52,250	131,141
Power Corp. of Canada	5,258	121,634
Power Financial Corp.	4,708	119,447
St James’s Place plc	4,444	66,003
Standard Life plc	127,006	597,939
T&D Holdings, Inc.	6,600	97,902
		3,795,619
Internet Software & Services – 0.1%
Tencent Holdings Ltd.	2,200	68,849
Machinery – 3.1%
Hino Motors Ltd.	33,000	413,573
JTEKT Corp.	8,800	138,470
Komatsu Ltd.	22,000	586,561

	Shares	Value
Machinery – (continued)
Metso OYJ	12,210	$437,840
NGK Insulators Ltd.	6,600	140,976
NSK Ltd.	6,600	89,997
		1,807,417
Media – 1.8%
Eutelsat Communications SA	15,070	356,600
Multiplus SA	44,000	537,139
Pearson plc	14,784	122,220
		1,015,959
Metals & Mining – 5.5%
Boliden AB	4,532	129,591
Cia Siderurgica Nacional SA*	138,600	333,631
Eregli Demir ve Celik Fabrikalari TAS	350,680	642,400
First Quantum Minerals Ltd.	4,950	47,100
Glencore plc*	91,256	358,497
MMC Norilsk Nickel PJSC	468	71,826
MMC Norilsk Nickel PJSC, ADR	29,354	451,611
NMDC Ltd.	269,060	533,268
Rio Tinto Ltd.	3,498	158,110
Rio Tinto plc	9,152	362,553
Severstal PJSC	3,080	41,936
		3,130,523
Multi-Utilities – 0.3%
Engie SA(a)	14,146	199,486
Oil, Gas & Consumable Fuels – 8.9%
BP plc	147,789	846,069
Canadian Natural Resources Ltd.	638	20,288
Coal India Ltd.	104,654	450,063
Crescent Point Energy Corp.	5,192	51,301
Husky Energy, Inc.*	45,848	528,461
Inter Pipeline Ltd.	25,674	522,193
Royal Dutch Shell plc, Class A	33,682	872,611
Royal Dutch Shell plc, Class B	26,884	713,883
Surgutneftegas OJSC (Preference)	231,736	124,034
Surgutneftegas OJSC (Preference), ADR	68,743	369,837
TOTAL SA(a)	9,787	502,717
Tupras Turkiye Petrol Rafinerileri A/S	4,884	123,002
		5,124,459

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 0.4%
Mondi plc	3,652	$94,543
UPM-Kymmene OYJ	5,698	150,343
		244,886
Personal Products – 0.8%
Kose Corp.	4,600	436,189
Pharmaceuticals – 5.0%
AstraZeneca plc	9,526	571,538
Bayer AG (Registered)	616	76,202
GlaxoSmithKline plc	37,180	745,575
Novartis AG (Registered)	5,698	438,176
Novo Nordisk A/S, Class B	550	21,397
Roche Holding AG	1,188	310,650
Roche Holding AG – BR	682	178,473
Sanofi(a)	3,256	307,086
Takeda Pharmaceutical Co. Ltd.	4,400	210,862
		2,859,959
Professional Services – 0.5%
Adecco Group AG (Registered)*	2,134	158,423
Capita plc	19,228	138,312
		296,735
Real Estate Management & Development – 1.3%
China Evergrande Group(a)	176,000	188,049
KWG Property Holding Ltd.	187,000	141,376
Land & Houses PCL, NVDR	831,600	247,629
Shimao Property Holdings Ltd.	88,000	141,433
		718,487
Semiconductors & Semiconductor Equipment – 2.4%
Novatek Microelectronics Corp.	154,000	592,092
Siliconware Precision Industries Co. Ltd.	352,000	570,508
STMicroelectronics NV	10,208	165,073
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	38,679
Tokyo Electron Ltd.	200	23,262
		1,389,614
Technology Hardware, Storage & Peripherals – 2.9%
Canon, Inc.	8,800	291,781

	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Catcher Technology Co. Ltd.	66,000	$678,135
Compal Electronics, Inc.	484,000	324,046
Inventec Corp.	88,000	65,480
Pegatron Corp.	48,000	141,434
Samsung Electronics Co. Ltd.	44	86,268
Seiko Epson Corp.	4,400	89,997
		1,677,141
Textiles, Apparel & Luxury Goods – 1.8%
Belle International Holdings Ltd.(b)	132,000	89,442
HUGO BOSS AG	5,368	408,190
Li & Fung Ltd.(a)	1,232,000	516,399
		1,014,031
Tobacco – 4.3%
British American Tobacco plc	27,258	1,839,072
Japan Tobacco, Inc.	19,800	658,283
		2,497,355
Trading Companies & Distributors – 0.6%
ITOCHU Corp.	11,000	155,522
Sumitomo Corp.	13,200	176,264
		331,786
Transportation Infrastructure – 0.9%
Abertis Infraestructuras SA(a)	21,437	377,003
Hutchison Port Holdings Trust(a)	277,200	112,266
		489,269
Wireless Telecommunication Services – 4.1%
Freenet AG	4,444	139,420
Intouch Holdings PCL, NVDR	347,600	537,629
Mobile TeleSystems PJSC	35,401	170,101
Mobile TeleSystems PJSC, ADR	40,644	419,446
MTN Group Ltd.(a)	16,126	152,419
SoftBank Group Corp.	2,500	189,333
StarHub Ltd.(a)	283,800	566,504
Tele2 AB, Class B	14,322	144,275
Turkcell Iletisim Hizmetleri A/S	12,078	42,177
		2,361,304
Total Common Stocks (Cost $52,919,927)		56,651,443

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	No. of Rights	Value
RIGHT – 0.0%(c)
Gas Utilities – 0.0%(c)
Cia de Gas de Sao Paulo – COMGAS, expiring 5/26/2017, price 46.41 BRL (Cost $–)* (b)	706	$294
	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) – 1.9%
REPURCHASE AGREEMENTS – 1.9%
Citigroup Global Markets, Inc., 1.09%, dated 4/28/2017, due 5/1/2017, repurchase price $50,005, collateralized by various Common Stocks; total market value $55,000	$50,000	50,000
Citigroup Global Markets, Inc., 0.83%, dated 4/28/2017, due 5/1/2017, repurchase price $1,016,858, collateralized by various U.S. Government Agency Mortgage Securities, 3.50%, maturing 4/1/2042 – 11/20/2042; U.S. Treasury Securities, ranging from 0.00% – 0.88%, maturing 1/15/2018 – 11/15/2046; total market value $1,037,124	1,016,788	1,016,788

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Deutsche Bank AG, London Branch, 1.30%, dated 4/28/2017, due 5/1/2017, repurchase price $50,005, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 7.13%, maturing 7/31/2017 – 2/15/2046; Common Stocks; total market value $52,458	$50,000	$50,000
		1,116,788
Total Securities Lending Reinvestments (Cost $1,116,788)		1,116,788
Total Investments – 100.6% (Cost $54,036,715)		57,768,525
Liabilities Less Other Assets – (0.6%)		(321,179)
NET ASSETS – 100.0%		$57,447,346

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 4/30/2017. The total value of securities on loan at 4/30/2017 was $3,180,971, collateralized in the form of cash with a value of $1,116,788 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $527,436 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 5/18/2017 – 2/15/2047 and $1,712,844 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 5/15/2017 – 11/2/2086; a total value of $3,357,068.

(b)

Security fair valued as of 4/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 4/30/2017 amounted to $89,736, which represents approximately 0.16% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at 4/30/2017. The total value of securities purchased was $1,116,788.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,658,139
Aggregate gross unrealized depreciation	(1,033,419)
Net unrealized appreciation	$3,624,720
Federal income tax cost of investments	$54,143,805

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	7	06/16/2017	$638,330	$22,912
Mini MSCI Emerging Markets Index Futures Contracts	3	06/16/2017	146,850	6,249
				$29,161

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	7.0%
Belgium	1.4
Brazil	3.5
Canada	4.4
China	3.6
Czech Republic	0.2
Denmark	0.0 †
Finland	3.3
France	10.3
Germany	3.9
Hong Kong	2.2
India	3.2
Israel	0.9
Italy	2.9
Japan	13.7
Mexico	0.2
Netherlands	0.7
Norway	0.2
Poland	0.2
Portugal	0.3
Russia	3.7
Singapore	1.2
South Africa	1.3
South Korea	0.4
Spain	3.5
Sweden	1.7
Switzerland	3.3
Taiwan	4.5
Thailand	1.4
Turkey	1.4
United Kingdom	14.2
Other[1]	1.3
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.7%
U.S. Treasury Inflation Linked Notes
1.38%, 7/15/2018	$36,005,972	$36,966,395
2.13%, 1/15/2019	35,633,876	37,245,703
0.13%, 4/15/2019	199,207,826	201,106,874
1.88%, 7/15/2019	150,096,804	158,565,116
1.38%, 1/15/2020	253,219,171	265,611,464
0.13%, 4/15/2020	485,019,182	490,867,543
1.25%, 7/15/2020	336,815,376	355,215,263
1.13%, 1/15/2021	64,385,011	67,679,721
0.13%, 4/15/2021	169,668,009	171,346,535
0.63%, 7/15/2021	82,754,515	85,822,224
0.13%, 1/15/2022	94,951,186	95,811,634
0.13%, 4/15/2022	45,741,717	46,061,772
Total U.S. Treasury Obligations (Cost $2,007,703,843)		2,012,300,244

Total Investments – 99.7% (Cost $2,007,703,843)		2,012,300,244
Other Assets Less Liabilities – 0.3%		5,452,650
NET ASSETS – 100.0%		$2,017,752,894

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,796,033
Aggregate gross unrealized depreciation	(3,197,812)
Net unrealized appreciation	$3,598,221
Federal income tax cost of investments	$2,008,702,023

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$30,945,321	$35,860,180
2.00%, 1/15/2026	20,937,534	23,898,165
U.S. Treasury Inflation Linked Notes
1.25%, 7/15/2020	30,938,943	32,629,107
1.13%, 1/15/2021	34,931,405	36,718,915
0.13%, 4/15/2021	39,561,177	39,952,555
0.63%, 7/15/2021	34,557,697	35,838,751
0.13%, 1/15/2022	95,571,135	96,437,200
0.13%, 4/15/2022	34,858,464	35,102,369
0.13%, 7/15/2022	93,900,416	94,824,772
0.13%, 1/15/2023	93,287,320	93,533,319
0.38%, 7/15/2023	92,572,152	94,335,003
0.63%, 1/15/2024	36,625,616	37,663,586
0.13%, 7/15/2024	35,994,754	35,847,104
0.25%, 1/15/2025	36,081,486	35,989,334
0.38%, 7/15/2025	36,039,688	36,366,748
0.63%, 1/15/2026	20,504	21,020
Total U.S. Treasury Obligations (Cost $760,199,875)		765,018,128

Total Investments – 99.9% (Cost $760,199,875)		765,018,128
Other Assets Less Liabilities – 0.1%		899,126
NET ASSETS – 100.0%		$765,917,254

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,110,186
Aggregate gross unrealized depreciation	(1,526,280)
Net unrealized appreciation	$4,583,906
Federal income tax cost of investments	$760,434,222

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2017 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – 99.3%
FHLMC
4.50%, 1/1/2018	$44,083	$45,276
4.50%, 8/1/2018	54,599	56,075
4.50%, 7/1/2019	30,841	31,868
4.50%, 2/1/2020	188,649	195,252
4.50%, 9/1/2020	46,937	48,324
4.50%, 6/1/2024	302,395	319,404
4.00%, 9/1/2024	249,210	261,445
4.50%, 3/1/2025	225,390	240,583
4.00%, 4/1/2025	379,303	393,702
4.50%, 6/1/2025	272,839	291,595
4.00%, 10/1/2025	234,116	246,305
4.50%, 5/1/2026	107,925	115,002
3.50%, 8/1/2027	297,558	311,697
2.50%, 10/1/2027	153,744	156,399
2.50%, 2/1/2028	74,924	76,217
2.50%, 4/1/2028	38,456	39,109
2.50%, 11/1/2028	29,868	30,356
3.00%, 6/1/2029	115,799	119,423
2.00%, 11/1/2031	323,881	317,553
3.00%, 4/1/2033	79,599	81,977
6.00%, 4/1/2034	97,526	111,541
6.50%, 7/1/2034	131,133	147,414
3.00%, 5/1/2035	383,034	391,649
6.00%, 5/1/2035	352,696	409,736
6.00%, 12/1/2035	173,091	197,966
5.50%, 12/1/2036	225,788	250,353
5.50%, 2/1/2037	79,269	87,997
5.50%, 9/1/2037	79,987	88,775
6.50%, 12/1/2037	82,134	91,279
5.50%, 1/1/2038	41,455	46,016
5.00%, 7/1/2038	107,146	117,127
5.50%, 7/1/2038	8,830	9,794
5.00%, 10/1/2038	78,262	85,541
6.50%, 12/1/2038	162,486	181,787
5.50%, 12/1/2038	27,624	30,675
5.00%, 2/1/2039	28,344	30,964
5.50%, 3/1/2039	229,807	255,019
6.50%, 4/1/2039	67,813	79,417
5.00%, 5/1/2039	170,230	188,709
5.00%, 8/1/2039	14,016	15,466
5.00%, 9/1/2039	17,396	19,012
4.50%, 10/1/2039	32,679	35,259
5.50%, 1/1/2040	214,880	238,665

	Principal Amount	Value
4.00%, 2/1/2040	$19,095	$20,186
6.00%, 5/1/2040	329,346	373,138
5.50%, 6/1/2040	88,307	98,045
3.50%, 12/1/2040	195,397	201,889
4.00%, 1/1/2041	134,247	142,240
4.50%, 3/1/2041	221,714	239,414
5.50%, 4/1/2041	40,296	44,878
5.50%, 6/1/2041	270,991	300,946
4.50%, 8/1/2041	190,181	206,372
3.50%, 11/1/2041	282,609	291,971
5.00%, 2/1/2042	205,065	224,230
4.00%, 4/1/2042	153,437	162,776
3.00%, 3/1/2043	44,026	44,252
3.00%, 4/1/2043	150,318	151,082
3.00%, 6/1/2043	229,019	230,018
4.50%, 3/1/2044	137,383	147,995
4.00%, 6/1/2044	23,185	24,437
4.50%, 7/1/2044	229,405	247,870
4.00%, 8/1/2044	67,998	71,670
4.50%, 9/1/2044	108,766	117,150
4.50%, 12/1/2044	58,768	63,285
3.00%, 7/1/2045	128,249	128,199
4.50%, 9/1/2045	169,926	182,869
4.00%, 10/1/2045	255,396	269,191
3.00%, 4/1/2046	314,959	314,836
4.00%, 4/1/2046	127,251	134,124
4.00%, 5/1/2046	139,902	147,458
3.50%, 5/1/2046	254,197	261,688
4.50%, 5/1/2046	265,629	285,948
FNMA
4.50%, 10/1/2018	82,376	84,585
4.50%, 11/1/2018	26,981	27,705
4.00%, 12/1/2018	57,532	59,708
4.00%, 7/1/2019	11,919	12,369
4.50%, 10/1/2019	74,457	76,454
4.50%, 1/1/2020	224,186	230,199
4.50%, 4/1/2020	26,609	27,323
4.50%, 11/1/2020	173,785	178,981
4.50%, 4/1/2023	117,949	124,730
4.00%, 5/1/2024	188,951	198,591
4.50%, 8/1/2024	142,764	150,780
4.50%, 9/1/2024	270,717	286,621
4.00%, 9/1/2025	222,261	234,879
4.50%, 12/1/2025	141,609	149,328
4.50%, 12/1/2026	236,583	250,388

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
4.50%, 1/1/2027	$108,012	$113,579
2.50%, 6/1/2027	32,373	32,878
2.50%, 8/1/2027	57,148	58,045
2.50%, 12/1/2027	192,406	195,455
3.00%, 3/1/2028	62,252	64,282
3.00%, 6/1/2028	73,225	75,580
3.00%, 7/1/2028	54,453	56,157
2.50%, 8/1/2028	102,348	103,915
2.50%, 9/1/2028	84,672	85,968
3.00%, 11/1/2028	54,443	56,149
4.00%, 7/1/2029	93,058	97,835
4.00%, 11/1/2029	231,762	244,916
3.00%, 9/1/2030	125,862	129,623
3.50%, 10/1/2030	189,200	196,210
2.00%, 9/1/2031	376,051	368,703
6.00%, 12/1/2032	35,470	40,668
3.00%, 3/1/2033	261,495	269,457
6.00%, 8/1/2034	270,083	307,922
6.50%, 9/1/2034	303,290	346,935
6.00%, 10/1/2034	228,163	259,829
6.00%, 11/1/2035	63,141	72,375
5.50%, 12/1/2036	175,569	195,316
5.50%, 1/1/2037	50,192	55,995
5.50%, 2/1/2037	23,657	26,656
6.00%, 8/1/2037	114,883	131,741
5.50%, 6/1/2038	225,952	252,209
5.50%, 9/1/2038	52,597	58,789
5.00%, 1/1/2039	17,927	19,631
5.50%, 3/1/2039	296,568	332,762
4.50%, 4/1/2039	182,648	196,897
5.50%, 1/1/2040	54,351	60,598
5.50%, 4/1/2040	64,271	71,563
4.50%, 4/1/2040	30,408	32,827
4.00%, 9/1/2040	126,665	133,890
3.50%, 1/1/2041	50,137	51,876
3.50%, 2/1/2041	96,507	99,852
4.50%, 2/1/2041	53,168	57,451
4.00%, 2/1/2041	210,161	222,164
5.50%, 4/1/2041	13,921	15,512
4.50%, 4/1/2041	140,857	152,242
4.50%, 6/1/2041	50,194	54,474
5.50%, 8/1/2041	247,900	278,204
4.50%, 8/1/2041	66,771	72,273
5.50%, 9/1/2041	124,150	138,486
4.50%, 1/1/2042	67,359	72,787

	Principal Amount	Value
3.50%, 1/1/2042	$173,081	$178,992
4.00%, 1/1/2042	106,388	112,527
3.50%, 4/1/2042	121,596	125,678
3.50%, 8/1/2042	187,151	193,415
3.50%, 1/1/2043	132,336	136,765
3.00%, 2/1/2043	295,155	296,570
3.00%, 5/1/2043	17,149	17,231
3.00%, 6/1/2043	137,331	137,968
3.50%, 7/1/2043	72,000	74,349
3.50%, 8/1/2043	128,182	132,254
4.00%, 8/1/2043	42,933	45,268
5.00%, 8/1/2043	289,579	317,111
4.00%, 9/1/2043	44,578	47,364
3.00%, 9/1/2043	178,279	179,133
4.50%, 9/1/2043	109,388	117,809
5.00%, 3/1/2044	129,751	145,303
5.00%, 5/1/2044	170,672	187,774
5.00%, 6/1/2044	66,632	73,115
4.50%, 10/1/2044	254,386	274,251
3.00%, 2/1/2045	145,247	145,392
4.00%, 2/1/2045	207,415	218,696
4.00%, 4/1/2045	79,874	84,885
3.00%, 4/1/2045	152,484	152,636
3.00%, 5/1/2045	224,042	224,179
4.00%, 11/1/2045	162,429	172,620
4.50%, 3/1/2046	260,217	280,188
4.00%, 5/1/2046	299,018	315,282
3.50%, 5/1/2046	164,964	169,831
4.50%, 7/1/2046	263,909	284,163
GNMA
2.50%, 4/20/2027	197,091	201,185
2.50%, 1/20/2028	104,509	106,681
2.50%, 12/20/2028	44,865	45,797
2.50%, 3/20/2031	293,158	299,274
6.00%, 3/15/2033	336,244	389,776
5.50%, 6/15/2033	504,002	569,007
6.00%, 12/15/2033	236,534	278,663
5.50%, 3/20/2036	444,525	494,173
5.50%, 3/15/2038	198,798	223,503
5.50%, 2/20/2039	184,287	203,786
5.00%, 4/15/2039	183,734	202,319
5.00%, 5/15/2039	136,449	150,609
5.50%, 5/15/2039	94,214	105,254
5.00%, 6/15/2039	245,736	273,700
5.50%, 9/15/2039	37,426	41,798
5.00%, 9/15/2039	284,977	318,119
4.00%, 9/20/2039	54,646	58,368

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

FlexShares® Disciplined Duration MBS Index Fund (cont.)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
5.00%, 11/15/2039	$3,463	$3,831
5.50%, 12/15/2039	106,380	118,819
4.00%, 8/15/2040	33,004	35,128
4.00%, 10/15/2040	27,302	28,894
5.50%, 1/20/2041	57,720	64,181
4.00%, 3/15/2041	7,720	8,196
4.00%, 6/15/2041	252,603	268,122
3.50%, 9/15/2041	163,261	169,730
5.50%, 9/20/2041	206,249	227,532
3.50%, 11/20/2041	133,818	139,598
3.50%, 1/15/2042	40,118	41,799
5.50%, 2/20/2042	54,886	61,113
3.50%, 8/20/2042	70,961	74,092
3.00%, 10/15/2042	362,897	369,078
3.00%, 12/20/2042	164,756	167,568
3.50%, 12/20/2042	27,618	28,838
5.50%, 2/20/2043	30,515	33,774
3.00%, 2/20/2043	109,899	111,658
3.50%, 3/15/2043	65,389	68,270
3.00%, 3/20/2043	48,585	49,373
3.00%, 5/15/2043	313,498	318,831
2.50%, 5/20/2043	180,613	177,576
3.50%, 6/15/2043	339,723	355,292
3.00%, 9/20/2043	182,238	185,477
5.00%, 1/20/2044	11,220	12,098
3.50%, 8/20/2044	158,354	164,952
4.00%, 9/15/2044	72,696	76,926
3.50%, 10/15/2044	118,799	124,219
3.50%, 10/20/2044	26,734	27,835
2.50%, 11/20/2044	168,358	165,530
4.00%, 12/15/2044	108,254	114,554
3.00%, 12/20/2044	80,896	82,109
3.50%, 12/20/2044	83,069	86,489
3.50%, 1/15/2045	346,091	361,866
3.00%, 1/20/2045	102,609	104,142
3.50%, 2/20/2045	110,825	115,373
3.00%, 3/15/2045	229,957	233,572
3.00%, 3/20/2045	126,354	128,239
5.50%, 4/20/2045	201,363	224,337
3.50%, 5/15/2045	130,099	135,254
3.00%, 7/15/2045	126,170	127,951
3.50%, 12/20/2045	363,595	378,516
3.00%, 12/20/2045	185,314	188,080
4.00%, 3/15/2046	272,223	288,099
4.00%, 3/20/2046	350,566	371,346

	Principal Amount	Value
3.50%, 4/20/2046	$251,324	$261,638
4.00%, 5/20/2046	328,510	347,983
3.00%, 9/20/2046	193,746	196,637
Total Mortgage-Backed Securities (Cost $36,230,781)		35,896,473
Total Investments – 99.3% (Cost $36,230,781)		35,896,473
Other Assets Less Liabilities – 0.7%		266,770
NET ASSETS – 100.0%		$36,163,243

Percentages shown are based on Net Assets.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,651
Aggregate gross unrealized depreciation	(368,959)
Net unrealized depreciation	$(334,308)
Federal income tax cost of investments	$36,230,781

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 98.3%
Aerospace & Defense – 1.4%
Boeing Co. (The)
4.88%, 2/15/2020	$10,000	$10,843
L3 Technologies, Inc.
5.20%, 10/15/2019	55,000	58,842
3.85%, 12/15/2026	100,000	102,870
Lockheed Martin Corp.
3.35%, 9/15/2021	75,000	78,150
3.55%, 1/15/2026	70,000	72,340
Northrop Grumman Corp.
3.20%, 2/1/2027	50,000	50,160
Rockwell Collins, Inc.
3.50%, 3/15/2027	100,000	101,679
United Technologies Corp.
4.50%, 4/15/2020	80,000	86,224
		561,108
Air Freight & Logistics – 0.3%
FedEx Corp.
3.20%, 2/1/2025	70,000	70,758
United Parcel Service, Inc.
2.45%, 10/1/2022	30,000	30,299
		101,057
Banks – 27.6%
Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	248,701
Bank of America Corp.
3.30%, 1/11/2023	400,000	407,148
3.12%, 1/20/2023(a)	250,000	252,886
4.20%, 8/26/2024	320,000	329,983
4.00%, 1/22/2025	255,000	257,719
Bank of Montreal
1.50%, 7/18/2019	120,000	118,966
Bank of Nova Scotia (The)
2.05%, 6/5/2019	180,000	180,669
Barclays Bank plc
5.14%, 10/14/2020	350,000	375,990
BB&T Corp.
2.45%, 1/15/2020	80,000	81,022

	Principal Amount	Value
Banks – (continued)
BNP Paribas SA
5.00%, 1/15/2021	$90,000	$97,841
Citigroup, Inc.
2.65%, 10/26/2020	600,000	605,569
3.50%, 5/15/2023	250,000	254,005
3.30%, 4/27/2025	200,000	199,080
4.40%, 6/10/2025	120,000	123,672
3.20%, 10/21/2026	200,000	193,673
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	62,578
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	257,609
Discover Bank
3.10%, 6/4/2020	250,000	255,594
Fifth Third Bancorp
2.88%, 7/27/2020	120,000	122,428
3.50%, 3/15/2022	95,000	98,553
HSBC Holdings plc
4.00%, 3/30/2022	210,000	221,521
3.90%, 5/25/2026	200,000	205,578
ING Groep NV
3.15%, 3/29/2022	200,000	203,260
JPMorgan Chase & Co.
2.55%, 3/1/2021	300,000	301,582
3.38%, 5/1/2023	520,000	524,151
3.13%, 1/23/2025	230,000	227,817
3.90%, 7/15/2025	250,000	260,263
3.30%, 4/1/2026	220,000	217,644
2.95%, 10/1/2026	250,000	240,466
3.78%, 2/1/2028(a)	75,000	76,371
KeyCorp
5.10%, 3/24/2021	100,000	109,599
Lloyds Bank plc
2.40%, 3/17/2020	200,000	201,259
6.38%, 1/21/2021	15,000	17,024
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	400,000	406,031
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	200,000	201,348
MUFG Americas Holdings Corp.
2.25%, 2/10/2020	100,000	100,149

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Banks – (continued)
National Australia Bank Ltd.
2.63%, 7/23/2020	$250,000	$253,062
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	395,132
3.90%, 4/29/2024	50,000	52,271
Royal Bank of Canada
2.35%, 10/30/2020	150,000	151,213
Skandinaviska Enskilda Banken AB
2.30%, 3/11/2020	250,000	251,136
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	250,000	245,753
3.78%, 3/9/2026	250,000	259,088
Svenska Handelsbanken AB
2.45%, 3/30/2021	250,000	250,339
US Bancorp
2.95%, 7/15/2022	200,000	203,072
Wells Fargo & Co.
3.50%, 3/8/2022	200,000	208,778
4.48%, 1/16/2024	225,000	240,442
3.55%, 9/29/2025	200,000	203,295
Westpac Banking Corp.
2.60%, 11/23/2020	300,000	302,890
2.85%, 5/13/2026	150,000	146,173
		11,200,393
Beverages – 1.0%
Coca-Cola Co. (The)
1.88%, 10/27/2020	150,000	150,363
2.88%, 10/27/2025	50,000	50,142
Diageo Capital plc
2.63%, 4/29/2023	100,000	99,848
PepsiCo, Inc.
3.60%, 3/1/2024	100,000	105,469
		405,822
Biotechnology – 4.2%
AbbVie, Inc.
3.20%, 11/6/2022	240,000	244,891
2.90%, 11/6/2022	250,000	251,376

	Principal Amount	Value
Biotechnology – (continued)
Amgen, Inc.
2.20%, 5/22/2019	$100,000	$100,684
2.70%, 5/1/2022	170,000	171,550
3.63%, 5/22/2024	100,000	103,637
Biogen, Inc.
3.63%, 9/15/2022	100,000	104,295
Celgene Corp.
2.25%, 5/15/2019	400,000	402,383
3.88%, 8/15/2025	75,000	77,827
Gilead Sciences, Inc.
3.50%, 2/1/2025	225,000	228,894
		1,685,537
Capital Markets – 11.7%
Bank of New York Mellon Corp. (The)
2.30%, 9/11/2019	160,000	161,575
Series 0012, 3.65%, 2/4/2024	300,000	314,751
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	90,000	97,336
Credit Suisse AG
5.30%, 8/13/2019	150,000	160,626
Deutsche Bank AG
3.70%, 5/30/2024	145,000	142,975
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	110,000	119,173
5.75%, 1/24/2022	150,000	169,410
3.00%, 4/26/2022	400,000	403,557
3.63%, 1/22/2023	500,000	517,196
4.00%, 3/3/2024	210,000	219,364
3.50%, 1/23/2025	255,000	256,547
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	152,663
Jefferies Group LLC
6.88%, 4/15/2021	100,000	114,791
Morgan Stanley
5.75%, 1/25/2021	400,000	445,360
2.63%, 11/17/2021	400,000	399,387
3.75%, 2/25/2023	200,000	207,688
4.00%, 7/23/2025	100,000	103,816
3.88%, 1/27/2026	200,000	204,852
3.13%, 7/27/2026	145,000	140,187

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Capital Markets – (continued)
State Street Corp.
2.55%, 8/18/2020	$150,000	$152,303
UBS AG
2.38%, 8/14/2019	250,000	251,949
		4,735,506
Chemicals – 1.4%
Dow Chemical Co. (The)
4.25%, 11/15/2020	265,000	281,337
EI du Pont de Nemours & Co.
4.25%, 4/1/2021	100,000	106,651
LYB International Finance BV
4.00%, 7/15/2023	130,000	136,954
Praxair, Inc.
4.50%, 8/15/2019	50,000	52,963
		577,905
Commercial Services & Supplies – 0.4%
Republic Services, Inc.
3.55%, 6/1/2022	100,000	104,444
Waste Management, Inc.
2.40%, 5/15/2023	25,000	24,665
3.13%, 3/1/2025	50,000	50,657
		179,766
Communications Equipment – 0.5%
Cisco Systems, Inc.
3.00%, 6/15/2022	30,000	30,969
3.50%, 6/15/2025	20,000	20,983
2.95%, 2/28/2026	100,000	100,344
2.50%, 9/20/2026	50,000	48,203
		200,499
Consumer Finance – 4.9%
AerCap Ireland Capital DAC
3.95%, 2/1/2022	200,000	207,309
American Express Co.
3.63%, 12/5/2024	140,000	143,224
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	195,000	197,666
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	203,203
3.75%, 7/28/2026	150,000	145,029

	Principal Amount	Value
Consumer Finance – (continued)
Discover Financial Services
3.75%, 3/4/2025	$40,000	$39,708
General Motors Financial Co., Inc.
4.38%, 9/25/2021	400,000	421,707
HSBC Finance Corp.
6.68%, 1/15/2021	50,000	56,852
HSBC USA, Inc.
2.75%, 8/7/2020	300,000	304,360
Synchrony Financial
3.00%, 8/15/2019	100,000	101,547
Toyota Motor Credit Corp.
4.50%, 6/17/2020	170,000	182,770
		2,003,375
Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	65,000	65,497
3.13%, 3/15/2026	75,000	75,727
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	200,000	201,412
		342,636
Diversified Telecommunication Services – 2.5%
AT&T, Inc.
2.45%, 6/30/2020	250,000	250,554
2.80%, 2/17/2021	250,000	252,186
Orange SA
4.13%, 9/14/2021	100,000	106,270
Verizon Communications, Inc.
3.00%, 11/1/2021	250,000	253,241
2.95%, 3/15/2022(b)	158,000	159,010
		1,021,261
Electric Utilities – 2.2%
Duke Energy Carolinas LLC
3.90%, 6/15/2021	60,000	63,698
2.50%, 3/15/2023	50,000	49,847
2.95%, 12/1/2026	100,000	99,520
Exelon Corp.
2.85%, 6/15/2020	180,000	183,287
MidAmerican Energy Co.
3.50%, 10/15/2024	50,000	52,432

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Electric Utilities – (continued)
Pacific Gas & Electric Co.
2.95%, 3/1/2026	$100,000	$99,035
Public Service Electric & Gas Co.
2.38%, 5/15/2023	30,000	29,749
Southern Co. (The)
3.25%, 7/1/2026	150,000	146,286
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	50,317
Xcel Energy, Inc.
3.35%, 12/1/2026	100,000	101,090
		875,261
Energy Equipment & Services – 0.1%
Halliburton Co.
3.25%, 11/15/2021	40,000	41,222
Equity Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp.
3.50%, 1/31/2023	200,000	203,709
Boston Properties LP
5.63%, 11/15/2020	120,000	132,253
3.65%, 2/1/2026	50,000	50,307
ERP Operating LP
3.00%, 4/15/2023	100,000	99,773
HCP, Inc.
2.63%, 2/1/2020	145,000	146,041
Realty Income Corp.
4.65%, 8/1/2023	100,000	108,469
Simon Property Group LP
4.38%, 3/1/2021	100,000	106,898
3.75%, 2/1/2024	120,000	125,411
Ventas Realty LP
3.50%, 2/1/2025	50,000	49,555
Welltower, Inc.
3.75%, 3/15/2023	30,000	30,943
4.25%, 4/1/2026	100,000	104,327
		1,157,686
Food & Staples Retailing – 2.8%
CVS Health Corp.
2.80%, 7/20/2020	200,000	203,923
2.13%, 6/1/2021	150,000	148,158
4.00%, 12/5/2023	175,000	185,237
3.88%, 7/20/2025	100,000	104,203

	Principal Amount	Value
Food & Staples Retailing – (continued)
Sysco Corp.
2.60%, 10/1/2020	$150,000	$151,574
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	50,000	51,533
3.80%, 11/18/2024	70,000	72,036
3.45%, 6/1/2026	100,000	98,552
Wal-Mart Stores, Inc.
4.25%, 4/15/2021	90,000	97,848
		1,113,064
Food Products – 0.7%
Kraft Heinz Foods Co.
3.50%, 7/15/2022	200,000	206,565
Tyson Foods, Inc.
4.50%, 6/15/2022	74,000	79,226
		285,791
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories
2.35%, 11/22/2019	60,000	60,362
2.55%, 3/15/2022	390,000	386,289
Becton Dickinson and Co.
3.13%, 11/8/2021	50,000	50,335
Medtronic Global Holdings SCA
3.35%, 4/1/2027	100,000	101,953
Medtronic, Inc.
2.75%, 4/1/2023	50,000	50,173
Stryker Corp.
3.50%, 3/15/2026	115,000	117,343
		766,455
Health Care Providers & Services – 2.2%
Aetna, Inc.
2.75%, 11/15/2022	50,000	50,306
Anthem, Inc.
2.25%, 8/15/2019	100,000	100,454
Express Scripts Holding Co.
2.25%, 6/15/2019	30,000	30,107
3.90%, 2/15/2022	150,000	156,360
3.50%, 6/15/2024	100,000	99,273
McKesson Corp.
3.80%, 3/15/2024	50,000	52,059

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Health Care Providers & Services – (continued)
UnitedHealth Group, Inc.
2.70%, 7/15/2020	$300,000	$306,901
3.10%, 3/15/2026	100,000	100,071
		895,531
Hotels, Restaurants & Leisure – 0.6%
Marriott International, Inc.
2.30%, 1/15/2022	80,000	79,011
McDonald’s Corp.
2.75%, 12/9/2020	30,000	30,566
2.63%, 1/15/2022	15,000	15,093
3.38%, 5/26/2025	125,000	127,475
		252,145
Household Products – 0.1%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	50,000	51,910
Independent Power and Renewable Electricity Producers – 0.2%
Southern Power Co.
Series D, 1.95%, 12/15/2019	100,000	99,545
Industrial Conglomerates – 0.7%
General Electric Co.
2.20%, 1/9/2020	120,000	121,553
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	78,793
Roper Technologies, Inc.
3.80%, 12/15/2026	100,000	102,071
		302,417
Insurance – 2.3%
Aflac, Inc.
3.63%, 6/15/2023	100,000	104,994
American International Group, Inc.
3.38%, 8/15/2020	190,000	195,787
Aon plc
3.50%, 6/14/2024	100,000	101,128
Berkshire Hathaway Finance Corp.
2.90%, 10/15/2020	50,000	51,728
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	170,000	172,177

	Principal Amount	Value
Insurance – (continued)
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	$30,000	$30,758
3.75%, 3/14/2026	20,000	20,760
MetLife, Inc.
3.60%, 4/10/2024	80,000	83,457
Prudential Financial, Inc.
4.50%, 11/15/2020	60,000	64,715
3.50%, 5/15/2024	100,000	103,933
5.20%, 3/15/2044(a)	10,000	10,412
		939,849
Internet Software & Services – 1.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/2019	200,000	201,161
Baidu, Inc.
3.00%, 6/30/2020	200,000	202,854
eBay, Inc.
2.20%, 8/1/2019	40,000	40,180
3.45%, 8/1/2024	120,000	121,122
		565,317
IT Services – 2.2%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	95,000	99,095
3.00%, 8/15/2026	100,000	96,007
Fiserv, Inc.
3.50%, 10/1/2022	80,000	82,666
International Business Machines Corp.
8.38%, 11/1/2019	10,000	11,603
1.63%, 5/15/2020	100,000	99,398
3.63%, 2/12/2024	100,000	105,303
3.45%, 2/19/2026	100,000	102,688
Visa, Inc.
2.80%, 12/14/2022	300,000	305,707
		902,467
Machinery – 0.1%
Illinois Tool Works, Inc.
2.65%, 11/15/2026	50,000	48,875
Media – 3.1%
21st Century Fox America, Inc.
4.50%, 2/15/2021	100,000	107,488
3.70%, 10/15/2025	50,000	51,334

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Media – (continued)
CBS Corp.
3.70%, 8/15/2024	$80,000	$82,015
Comcast Corp.
3.60%, 3/1/2024	100,000	104,448
3.15%, 3/1/2026	200,000	198,991
Discovery Communications LLC
3.30%, 5/15/2022	40,000	40,338
4.90%, 3/11/2026	100,000	105,159
Omnicom Group, Inc.
4.45%, 8/15/2020	170,000	181,589
Time Warner, Inc.
4.70%, 1/15/2021	80,000	86,100
3.55%, 6/1/2024	80,000	80,666
3.88%, 1/15/2026	150,000	151,664
Walt Disney Co. (The)
3.00%, 2/13/2026	60,000	60,310
		1,250,102
Metals & Mining – 0.4%
Rio Tinto Finance USA Ltd.
9.00%, 5/1/2019	52,000	59,135
3.75%, 6/15/2025	75,000	78,198
Rio Tinto Finance USA plc
3.50%, 3/22/2022	20,000	20,868
		158,201
Multiline Retail – 0.1%
Target Corp.
2.50%, 4/15/2026	40,000	38,176
Multi-Utilities – 0.8%
CMS Energy Corp.
3.00%, 5/15/2026	15,000	14,643
Dominion Resources, Inc.
2.50%, 12/1/2019	150,000	151,598
4.45%, 3/15/2021	60,000	64,597
Sempra Energy
3.55%, 6/15/2024	80,000	81,989
		312,827
Oil, Gas & Consumable Fuels – 4.2%
BP Capital Markets plc
4.50%, 10/1/2020	200,000	215,230

	Principal Amount	Value
Oil, Gas & Consumable Fuels – (continued)
Energy Transfer Partners LP
4.65%, 6/1/2021	$250,000	$264,971
Enterprise Products Operating LLC
3.35%, 3/15/2023	180,000	184,554
3.75%, 2/15/2025	100,000	102,568
EOG Resources, Inc.
2.45%, 4/1/2020	75,000	75,619
Exxon Mobil Corp.
2.73%, 3/1/2023	160,000	161,737
Kinder Morgan Energy Partners LP
3.95%, 9/1/2022	150,000	154,909
Occidental Petroleum Corp.
2.70%, 2/15/2023	80,000	79,816
ONEOK Partners LP
3.38%, 10/1/2022	40,000	40,387
Total Capital Canada Ltd.
2.75%, 7/15/2023	130,000	130,602
Total Capital International SA
3.75%, 4/10/2024	80,000	84,090
TransCanada PipeLines Ltd.
3.80%, 10/1/2020	50,000	52,593
3.75%, 10/16/2023	40,000	41,905
Williams Partners LP
4.13%, 11/15/2020	100,000	104,811
		1,693,792
Pharmaceuticals – 2.7%
Actavis Funding SCS
3.80%, 3/15/2025	250,000	254,860
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023	150,000	151,086
Johnson & Johnson
2.05%, 3/1/2023	50,000	49,352
Merck & Co., Inc.
1.85%, 2/10/2020	60,000	60,345
2.75%, 2/10/2025	65,000	64,932
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	104,273
Pfizer, Inc.
1.95%, 6/3/2021	150,000	149,967
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/2023	200,000	192,853

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Pharmaceuticals – (continued)
Wyeth LLC
6.45%, 2/1/2024	$40,000	$48,954
		1,076,622
Road & Rail – 0.9%
Burlington Northern Santa Fe LLC
3.05%, 3/15/2022	100,000	103,247
CSX Corp.
3.70%, 10/30/2020	70,000	73,341
Norfolk Southern Corp.
3.00%, 4/1/2022	80,000	81,850
Union Pacific Corp.
3.25%, 8/15/2025	100,000	102,681
		361,119
Semiconductors & Semiconductor Equipment – 1.2%
Analog Devices, Inc.
3.50%, 12/5/2026	100,000	100,437
Intel Corp.
3.70%, 7/29/2025	100,000	105,336
QUALCOMM, Inc.
2.25%, 5/20/2020	270,000	271,826
		477,599
Software – 2.5%
Microsoft Corp.
2.70%, 2/12/2025	140,000	139,393
2.40%, 8/8/2026	200,000	191,847
3.30%, 2/6/2027	150,000	154,307
Oracle Corp.
1.90%, 9/15/2021	100,000	99,044
2.50%, 5/15/2022	250,000	251,526
2.65%, 7/15/2026	200,000	193,291
		1,029,408
Specialty Retail – 0.5%
Home Depot, Inc. (The)
2.63%, 6/1/2022	100,000	101,751
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	102,719
		204,470

	Principal Amount	Value
Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.
2.25%, 2/23/2021	$125,000	$126,307
2.40%, 5/3/2023	230,000	228,803
3.25%, 2/23/2026	150,000	153,353
2.45%, 8/4/2026	100,000	95,858
3.35%, 2/9/2027	150,000	153,606
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	95,000	99,990
HP, Inc.
4.38%, 9/15/2021	25,000	26,631
4.05%, 9/15/2022	125,000	131,641
		1,016,189
Tobacco – 1.6%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	161,779
4.00%, 1/31/2024	55,000	58,396
Philip Morris International, Inc.
3.60%, 11/15/2023	95,000	99,310
2.75%, 2/25/2026	100,000	97,426
Reynolds American, Inc.
3.25%, 6/12/2020	54,000	55,688
4.00%, 6/12/2022	150,000	158,932
		631,531
Trading Companies & Distributors – 0.3%
Air Lease Corp.
2.13%, 1/15/2020	120,000	119,318
Wireless Telecommunication Services – 0.4%
America Movil SAB de CV
5.00%, 10/16/2019	100,000	106,866
Vodafone Group plc
5.45%, 6/10/2019	40,000	42,783
		149,649
Total Corporate Bonds (Cost $39,769,253)		39,831,403
Total Investments – 98.3% (Cost $39,769,253)		39,831,403
Other Assets Less Liabilities – 1.7%		682,228
NET ASSETS – 100.0%		$40,513,631

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 4/30/2017 and changes periodically.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,256
Aggregate gross unrealized depreciation	(173,203)
Net unrealized appreciation	$62,053
Federal income tax cost of investments	$39,769,350

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 96.9%
Aerospace & Defense – 2.2%
Lockheed Martin Corp.
3.60%, 3/1/2035	$75,000	$72,845
4.70%, 5/15/2046	50,000	55,165
Raytheon Co.
4.88%, 10/15/2040	15,000	17,186
United Technologies Corp.
5.70%, 4/15/2040	65,000	80,125
		225,321
Air Freight & Logistics – 1.2%
FedEx Corp.
3.90%, 2/1/2035	75,000	73,108
4.75%, 11/15/2045	50,000	52,230
		125,338
Automobiles – 0.5%
General Motors Co.
5.00%, 4/1/2035	50,000	49,617
Banks – 9.1%
Bank of America Corp.
5.00%, 1/21/2044	70,000	77,092
Series L, 4.75%, 4/21/2045	30,000	30,722
4.44%, 1/20/2048(a)	75,000	76,693
Citigroup, Inc.
8.13%, 7/15/2039	17,000	25,092
5.88%, 1/30/2042	30,000	36,798
5.30%, 5/6/2044	105,000	113,986
4.65%, 7/30/2045	75,000	78,507
Fifth Third Bancorp
8.25%, 3/1/2038	20,000	28,735
HSBC Holdings plc
6.10%, 1/14/2042	70,000	89,148
JPMorgan Chase & Co.
5.40%, 1/6/2042	60,000	70,507
4.95%, 6/1/2045	160,000	170,698
Wells Fargo & Co.
5.38%, 11/2/2043	130,000	144,400
		942,378

	Principal Amount	Value
Beverages – 0.4%
PepsiCo, Inc.
4.45%, 4/14/2046	$35,000	$37,643
Biotechnology – 5.3%
AbbVie, Inc.
4.50%, 5/14/2035	185,000	186,490
Amgen, Inc.
5.15%, 11/15/2041	50,000	54,936
Biogen, Inc.
5.20%, 9/15/2045	30,000	32,671
Celgene Corp.
5.00%, 8/15/2045	50,000	53,571
Gilead Sciences, Inc.
4.60%, 9/1/2035	80,000	83,196
4.75%, 3/1/2046	60,000	62,022
4.15%, 3/1/2047	80,000	75,749
		548,635
Capital Markets – 6.6%
CME Group, Inc.
5.30%, 9/15/2043	20,000	24,387
Credit Suisse USA, Inc.
7.13%, 7/15/2032	20,000	27,427
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	190,000	232,844
6.75%, 10/1/2037	90,000	112,563
6.25%, 2/1/2041	70,000	88,624
5.15%, 5/22/2045	50,000	53,022
Morgan Stanley
4.35%, 9/8/2026	30,000	31,086
6.38%, 7/24/2042	30,000	38,993
4.30%, 1/27/2045	75,000	75,270
		684,216
Chemicals – 2.3%
Dow Chemical Co. (The)
7.38%, 11/1/2029	20,000	27,239
4.38%, 11/15/2042	25,000	25,207
Ecolab, Inc.
5.50%, 12/8/2041	15,000	18,008
EI du Pont de Nemours & Co.
4.90%, 1/15/2041	30,000	32,908

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Chemicals – (continued)
LYB International Finance BV
4.88%, 3/15/2044	$60,000	$62,353
Monsanto Co.
4.20%, 7/15/2034	20,000	19,908
4.40%, 7/15/2044	40,000	39,262
Praxair, Inc.
3.55%, 11/7/2042	10,000	9,616
		234,501
Communications Equipment – 0.6%
Cisco Systems, Inc.
5.90%, 2/15/2039	45,000	58,155
Diversified Telecommunication Services – 7.2%
AT&T, Inc.
5.25%, 3/1/2037	125,000	128,591
British Telecommunications plc
9.12%, 12/15/2030	50,000	75,686
Deutsche Telekom International Finance BV
8.75%, 6/15/2030	30,000	44,423
Orange SA
9.00%, 3/1/2031(b)	85,000	127,256
Verizon Communications, Inc.
4.52%, 9/15/2048	175,000	161,626
5.01%, 4/15/2049(c)	85,000	83,745
4.67%, 3/15/2055	135,000	123,766
		745,093
Electric Utilities – 3.2%
Duke Energy Corp.
4.80%, 12/15/2045	50,000	53,388
3.75%, 9/1/2046	60,000	55,195
Pacific Gas & Electric Co.
6.05%, 3/1/2034	50,000	63,003
Progress Energy, Inc.
7.75%, 3/1/2031	20,000	28,144
South Carolina Electric & Gas Co.
4.35%, 2/1/2042	20,000	19,547
Southern California Edison Co.
4.65%, 10/1/2043	30,000	33,474
Southern Co. (The)
4.40%, 7/1/2046	80,000	79,913
		332,664

	Principal Amount	Value
Energy Equipment & Services – 0.4%
Baker Hughes, Inc.
5.13%, 9/15/2040	$35,000	$39,393
Equity Real Estate Investment Trusts (REITs) – 0.5%
ERP Operating LP
4.50%, 7/1/2044	25,000	25,853
Simon Property Group LP
4.75%, 3/15/2042	25,000	26,102
		51,955
Food & Staples Retailing – 3.7%
CVS Health Corp.
5.13%, 7/20/2045	120,000	134,627
Sysco Corp.
4.85%, 10/1/2045	20,000	21,450
Walgreen Co.
4.40%, 9/15/2042	50,000	48,838
Wal-Mart Stores, Inc.
5.25%, 9/1/2035	85,000	102,190
6.50%, 8/15/2037	30,000	40,552
6.20%, 4/15/2038	25,000	32,810
		380,467
Food Products – 0.8%
General Mills, Inc.
5.40%, 6/15/2040	10,000	11,545
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	25,000	26,462
Tyson Foods, Inc.
5.15%, 8/15/2044	20,000	21,445
Unilever Capital Corp.
5.90%, 11/15/2032	15,000	19,660
		79,112
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories
4.75%, 11/30/2036	120,000	124,670
Medtronic, Inc.
4.38%, 3/15/2035	70,000	74,217
Stryker Corp.
4.63%, 3/15/2046	30,000	31,503
		230,390

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Health Care Providers & Services – 2.2%
Aetna, Inc.
6.75%, 12/15/2037	$30,000	$40,654
Anthem, Inc.
4.65%, 1/15/2043	80,000	82,927
Express Scripts Holding Co.
4.80%, 7/15/2046	30,000	29,275
McKesson Corp.
4.88%, 3/15/2044	20,000	20,935
UnitedHealth Group, Inc.
4.63%, 7/15/2035	50,000	54,994
		228,785
Hotels, Restaurants & Leisure – 1.2%
McDonald’s Corp.
6.30%, 3/1/2038	40,000	51,205
3.70%, 2/15/2042	50,000	45,449
4.88%, 12/9/2045	25,000	27,033
		123,687
Household Products – 0.2%
Kimberly-Clark Corp.
3.20%, 7/30/2046	25,000	22,299
Industrial Conglomerates – 1.6%
3M Co.
5.70%, 3/15/2037	10,000	12,612
General Electric Co.
6.75%, 3/15/2032	15,000	20,567
4.50%, 3/11/2044	50,000	54,718
Honeywell International, Inc.
5.70%, 3/15/2037	20,000	25,339
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	15,000	18,133
Koninklijke Philips NV
5.00%, 3/15/2042	30,000	32,109
		163,478
Insurance – 3.2%
Allstate Corp. (The)
5.55%, 5/9/2035	20,000	24,229
American International Group, Inc.
3.88%, 1/15/2035	60,000	56,115
4.50%, 7/16/2044	30,000	29,466

	Principal Amount	Value
Insurance – (continued)
Aon plc
4.75%, 5/15/2045	$50,000	$50,906
Chubb Corp. (The)
6.00%, 5/11/2037	20,000	25,581
Chubb INA Holdings, Inc.
3.35%, 5/3/2026	20,000	20,477
MetLife, Inc.
6.40%, 12/15/2036	50,000	56,375
Prudential Financial, Inc.
5.70%, 12/14/2036	40,000	48,038
Travelers Cos., Inc. (The)
4.60%, 8/1/2043	15,000	16,538
		327,725
Internet Software & Services – 0.3%
eBay, Inc.
4.00%, 7/15/2042	30,000	25,865
IT Services – 0.3%
Visa, Inc.
4.30%, 12/14/2045	30,000	32,189
Machinery – 0.2%
Illinois Tool Works, Inc.
3.90%, 9/1/2042	20,000	20,429
Media – 7.2%
21st Century Fox America, Inc.
6.20%, 12/15/2034	55,000	66,677
4.75%, 9/15/2044	90,000	91,955
CBS Corp.
4.60%, 1/15/2045	50,000	50,088
Comcast Corp.
6.45%, 3/15/2037	60,000	77,400
4.60%, 8/15/2045	125,000	130,717
3.40%, 7/15/2046	120,000	104,315
Discovery Communications LLC
4.88%, 4/1/2043	35,000	32,063
Time Warner, Inc.
6.10%, 7/15/2040	75,000	85,210
4.85%, 7/15/2045	60,000	58,296
Walt Disney Co. (The)
4.13%, 6/1/2044	40,000	41,122
		737,843

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Metals & Mining – 0.6%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	$60,000	$60,678
Multiline Retail – 0.5%
Target Corp.
4.00%, 7/1/2042	50,000	49,037
Multi-Utilities – 3.1%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	25,000	31,397
4.50%, 2/1/2045	80,000	84,711
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	26,000	27,954
Series C, 4.30%, 12/1/2056	30,000	30,603
Dominion Resources, Inc.
Series B, 5.95%, 6/15/2035	95,000	113,418
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	30,000	35,589
		323,672
Oil, Gas & Consumable Fuels – 7.6%
ConocoPhillips
5.90%, 10/15/2032	60,000	73,226
Enterprise Products Operating LLC
Series D, 6.88%, 3/1/2033	90,000	112,802
6.45%, 9/1/2040	75,000	91,200
4.85%, 3/15/2044	40,000	41,100
4.90%, 5/15/2046	30,000	31,499
Exxon Mobil Corp.
4.11%, 3/1/2046	35,000	36,670
Kinder Morgan, Inc.
5.30%, 12/1/2034	75,000	77,062
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	16,178
Marathon Petroleum Corp.
4.75%, 9/15/2044	20,000	18,574
Occidental Petroleum Corp.
4.63%, 6/15/2045	40,000	42,184
ONEOK Partners LP
6.13%, 2/1/2041	35,000	39,545
Phillips 66
5.88%, 5/1/2042	60,000	70,453

	Principal Amount	Value
Oil, Gas & Consumable Fuels – (continued)
Phillips 66 Partners LP
4.90%, 10/1/2046	$20,000	$19,641
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	40,000	42,769
Valero Energy Corp.
6.63%, 6/15/2037	60,000	71,530
		784,433
Pharmaceuticals – 4.2%
Actavis Funding SCS
4.55%, 3/15/2035	100,000	101,003
AstraZeneca plc
4.38%, 11/16/2045	50,000	52,016
Eli Lilly & Co.
3.70%, 3/1/2045	20,000	19,454
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	30,000	35,302
Johnson & Johnson
4.38%, 12/5/2033	30,000	33,355
3.70%, 3/1/2046	30,000	29,758
Merck & Co., Inc.
3.70%, 2/10/2045	40,000	38,752
Novartis Capital Corp.
3.70%, 9/21/2042	30,000	29,201
Pfizer, Inc.
4.40%, 5/15/2044	60,000	63,141
Zoetis, Inc.
4.70%, 2/1/2043	30,000	31,189
		433,171
Road & Rail – 3.3%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	40,000	51,649
5.75%, 5/1/2040	30,000	36,844
4.55%, 9/1/2044	25,000	26,862
4.13%, 6/15/2047	20,000	20,334
Canadian Pacific Railway Co.
4.80%, 8/1/2045	30,000	33,251
CSX Corp.
6.15%, 5/1/2037	60,000	75,294
Norfolk Southern Corp.
4.84%, 10/1/2041	40,000	43,953

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Road & Rail – (continued)
Union Pacific Corp.
4.75%, 9/15/2041	$20,000	$21,975
4.05%, 3/1/2046	25,000	25,277
		335,439
Semiconductors & Semiconductor Equipment – 1.3%
Applied Materials, Inc.
5.85%, 6/15/2041	15,000	18,485
Intel Corp.
4.90%, 7/29/2045	45,000	51,080
QUALCOMM, Inc.
4.65%, 5/20/2035	30,000	31,813
4.80%, 5/20/2045	35,000	36,772
		138,150
Software – 5.9%
Microsoft Corp.
3.50%, 2/12/2035	130,000	127,568
3.95%, 8/8/2056	150,000	142,358
4.50%, 2/6/2057	75,000	78,269
Oracle Corp.
5.38%, 7/15/2040	50,000	59,175
4.13%, 5/15/2045	150,000	149,711
4.00%, 7/15/2046	55,000	53,887
		610,968
Specialty Retail – 0.9%
Home Depot, Inc. (The)
5.88%, 12/16/2036	40,000	51,166
4.40%, 3/15/2045	40,000	43,243
		94,409
Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.
4.38%, 5/13/2045	90,000	94,144
4.65%, 2/23/2046	120,000	131,072
HP, Inc.
6.00%, 9/15/2041	30,000	31,440
		256,656
Tobacco – 2.9%
Altria Group, Inc.
4.25%, 8/9/2042	50,000	50,235
5.38%, 1/31/2044	50,000	58,327

	Principal Amount	Value
Tobacco – (continued)
Philip Morris International, Inc.
4.13%, 3/4/2043	$120,000	$117,380
Reynolds American, Inc.
5.85%, 8/15/2045	65,000	77,089
		303,031
Wireless Telecommunication Services – 1.5%
America Movil SAB de CV
6.38%, 3/1/2035	75,000	89,821
New Cingular Wireless Services, Inc.
8.75%, 3/1/2031	20,000	28,527
Rogers Communications, Inc.
5.00%, 3/15/2044	30,000	32,778
		151,126
Total Corporate Bonds (Cost $9,973,730)		9,987,948

Total Investments – 96.9% (Cost $9,973,730)		9,987,948
Other Assets Less Liabilities – 3.1%		319,652
NET ASSETS – 100.0%		$10,307,600

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 4/30/2017 and changes periodically.

(b)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of 4/30/2017.

(c)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,084
Aggregate gross unrealized depreciation	(180,302)
Net unrealized appreciation	$7,782
Federal income tax cost of investments	$9,980,166

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 74.6%
Aerospace & Defense – 0.6%
United Technologies Corp.
1.80%, 6/1/2017	$50,000	$50,026
1.38%, 11/1/2019(a)	1,000,000	1,007,108
		1,057,134
Air Freight & Logistics – 0.7%
United Parcel Service, Inc.
1.13%, 10/1/2017	1,160,000	1,158,819
Automobiles – 0.4%
Daimler Finance North America LLC
1.38%, 8/1/2017(b)	750,000	749,919
Banks – 15.3%
American Express Bank FSB
1.29%, 6/12/2017(a)	480,000	480,112
Bank of America Corp.
1.66%, 8/25/2017(a)	818,000	819,225
Capital One Bank USA NA
1.30%, 6/5/2017	366,000	366,028
Citibank NA
1.49%, 3/20/2019(a)	1,500,000	1,503,130
Citigroup, Inc.
2.12%, 4/25/2022(a)	1,500,000	1,503,295
Commonwealth Bank of Australia
1.52%, 3/12/2018(a) (b)	818,000	819,106
1.63%, 3/12/2018	1,000,000	1,001,669
1.82%, 11/2/2018(a) (b)	902,000	909,376
JPMorgan Chase & Co.
2.06%, 1/25/2018(a)	1,012,000	1,017,763
Lloyds Bank plc
1.66%, 3/16/2018(a)	1,000,000	1,002,296
National Australia Bank Ltd.
1.94%, 1/14/2019(a)	1,000,000	1,007,641
1.75%, 1/10/2020(a) (b)	2,000,000	2,010,626
National Bank of Canada
2.10%, 12/14/2018	1,000,000	1,004,786
1.96%, 12/14/2018(a)	1,000,000	1,006,264

	Principal Amount	Value
Banks – (continued)
Nederlandse Waterschapsbank NV
1.27%, 2/14/2018(a) (b)	$1,000,000	$1,002,007
Royal Bank of Canada
1.66%, 3/15/2019(a)	200,000	200,849
1.48%, 3/2/2020(a)	2,400,000	2,403,230
1.62%, 3/6/2020(a)	818,000	821,969
Sumitomo Mitsui Trust Bank Ltd.
1.61%, 3/6/2019(a) (b)	1,000,000	1,000,683
US Bancorp
1.56%, 4/25/2019(a)	690,000	692,927
US Bank NA
1.38%, 9/11/2017	1,000,000	1,000,207
Wells Fargo & Co.
2.10%, 5/8/2017	155,000	155,019
Series N, 2.15%, 1/30/2020	156,000	156,557
Wells Fargo Bank NA
1.65%, 9/7/2017(a)	1,000,000	1,001,897
1.65%, 1/22/2018	500,000	500,851
Westpac Banking Corp.
1.20%, 5/19/2017	300,000	300,004
1.50%, 12/1/2017	75,000	75,013
1.79%, 11/23/2018(a)	902,000	909,150
1.53%, 3/6/2020(a)	2,000,000	2,001,216
		26,672,896
Beverages – 1.9%
Coca-Cola Co. (The)
1.09%, 11/16/2017(a)	1,300,000	1,300,542
1.55%, 9/1/2021	170,000	166,906
PepsiCo, Inc.
Series 1, 1.00%, 10/13/2017	902,000	901,661
1.64%, 2/22/2019(a)	902,000	910,794
		3,279,903
Capital Markets – 1.8%
Credit Suisse AG
1.75%, 1/29/2018	1,225,000	1,225,765
Goldman Sachs Group, Inc. (The)
Series 1, 2.37%, 4/30/2018(a)	1,659,000	1,673,518

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Capital Markets – (continued)
Morgan Stanley
2.50%, 1/24/2019	$308,000	$311,405
		3,210,688
Chemicals – 1.0%
EI du Pont de Nemours & Co.
1.70%, 5/1/2020(a)	1,000,000	1,003,090
Monsanto Co.
1.15%, 6/30/2017	676,000	675,749
		1,678,839
Communications Equipment – 0.9%
Cisco Systems, Inc.
1.40%, 2/28/2018	902,000	903,009
1.55%, 3/1/2019(a)	652,000	657,959
		1,560,968
Consumer Finance – 11.5%
American Express Credit Corp.
1.53%, 8/15/2019(a)	893,000	895,368
1.52%, 3/3/2020(a)	2,000,000	2,005,400
American Honda Finance Corp.
1.33%, 7/14/2017(a)	818,000	818,372
1.20%, 7/14/2017	958,000	958,004
1.55%, 12/11/2017	200,000	200,446
1.21%, 3/8/2018(a)	500,000	499,945
1.38%, 2/14/2020(a)	680,000	682,003
Capital One Financial Corp.
2.06%, 3/9/2022(a)	1,200,000	1,201,078
Caterpillar Financial Services Corp.
1.25%, 8/18/2017	125,000	124,965
1.44%, 3/22/2019(a)	2,400,000	2,400,751
Ford Motor Credit Co. LLC
Series 1, 1.95%, 3/12/2019(a)	1,000,000	1,002,989
Harley-Davidson Financial Services, Inc.
1.46%, 3/8/2019(a) (b)	1,500,000	1,502,801
John Deere Capital Corp.
1.43%, 10/15/2018(a)	1,000,000	1,002,084
1.95%, 12/13/2018	13,000	13,067
1.43%, 3/13/2020(a)	2,149,000	2,153,573

	Principal Amount	Value
Consumer Finance – (continued)
Synchrony Financial
1.88%, 8/15/2017	$1,243,000	$1,243,431
Toyota Motor Credit Corp.
1.24%, 5/16/2017(a)	760,000	760,095
1.45%, 1/12/2018	818,000	819,294
1.42%, 4/17/2020(a)	1,700,000	1,702,402
		19,986,068
Diversified Financial Services – 4.6%
JPMorgan Chase Bank NA
1.45%, 9/21/2018	1,000,000	998,510
1.60%, 9/21/2018(a)	1,000,000	1,003,222
Shell International Finance BV
1.35%, 5/10/2017(a)	1,300,000	1,300,148
1.61%, 11/10/2018(a)	993,000	999,920
2.13%, 5/11/2020	818,000	822,319
Siemens Financieringsmaatschappij NV
1.45%, 5/25/2018(b)	818,000	816,800
1.33%, 5/25/2018(a)	1,000,000	1,002,146
1.48%, 3/16/2020(a) (b)	1,045,000	1,047,092
		7,990,157
Diversified Telecommunication Services – 0.4%
Verizon Communications, Inc.
1.10%, 11/1/2017	750,000	749,845
Electric Utilities – 0.5%
Southern Co. (The)
1.30%, 8/15/2017	873,000	872,378
Electrical Equipment – 0.2%
Eaton Corp.
1.50%, 11/2/2017	320,000	319,980
Food & Staples Retailing – 2.0%
Costco Wholesale Corp.
1.13%, 12/15/2017	2,429,000	2,426,892
Walgreens Boots Alliance, Inc.
1.75%, 11/17/2017	65,000	65,113
1.75%, 5/30/2018	951,000	954,835
		3,446,840

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Food Products – 2.8%
Campbell Soup Co.
3.05%, 7/15/2017	$1,000,000	$1,003,412
Kellogg Co.
1.75%, 5/17/2017	1,131,000	1,131,177
Kraft Heinz Foods Co.
2.25%, 6/5/2017	760,000	760,716
Unilever Capital Corp.
0.85%, 8/2/2017	2,000,000	1,998,096
		4,893,401
Health Care Providers & Services – 1.1%
McKesson Corp.
1.40%, 3/15/2018	1,000,000	998,041
UnitedHealth Group, Inc.
1.45%, 7/17/2017	950,000	950,464
		1,948,505
Household Durables – 0.6%
Whirlpool Corp.
1.65%, 11/1/2017	978,000	978,285
Household Products – 1.1%
Colgate-Palmolive Co.
2.63%, 5/1/2017	50,000	50,000
Kimberly-Clark Corp.
1.40%, 2/15/2019	732,000	730,467
1.90%, 5/22/2019	273,000	274,584
Procter & Gamble Co. (The)
1.30%, 11/1/2019(a)	805,000	807,202
		1,862,253
Industrial Conglomerates – 2.3%
3M Co.
1.00%, 6/26/2017	1,000,000	999,961
General Electric Co.
5.63%, 9/15/2017	55,000	55,892
1.60%, 11/20/2017	1,000,000	1,001,948
5.25%, 12/6/2017	100,000	102,332
1.67%, 1/14/2019(a)	760,000	765,148
Honeywell International, Inc.
1.40%, 10/30/2019	1,000,000	993,120
		3,918,401

	Principal Amount	Value
Insurance – 1.9%
Berkshire Hathaway Finance Corp.
1.60%, 5/15/2017	$950,000	$950,223
1.46%, 1/12/2018(a)	818,000	820,098
1.82%, 3/15/2019(a)	902,000	912,195
1.48%, 1/10/2020(a)	600,000	602,722
		3,285,238
Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.
1.20%, 11/29/2017	545,000	544,703
IT Services – 2.7%
International Business Machines Corp.
1.50%, 8/18/2017(a)	2,602,000	2,605,424
1.25%, 2/8/2018	400,000	399,888
Mastercard, Inc.
2.00%, 4/1/2019	156,000	157,211
Visa, Inc.
1.20%, 12/14/2017	1,536,000	1,536,154
		4,698,677
Machinery – 0.6%
Stanley Black & Decker, Inc.
1.62%, 11/17/2018	1,000,000	997,190
Media – 1.2%
Walt Disney Co. (The)
1.36%, 5/30/2019(a)	1,060,000	1,065,608
1.49%, 3/4/2022(a)	1,000,000	1,005,051
		2,070,659
Oil, Gas & Consumable Fuels – 3.3%
BP Capital Markets plc
1.85%, 5/5/2017	60,000	60,002
1.78%, 9/26/2018(a)	855,000	859,496
Canadian Natural Resources Ltd.
1.75%, 1/15/2018	168,000	167,996
Chevron Corp.
1.54%, 5/16/2018(a)	1,115,000	1,120,829
1.18%, 2/28/2019(a)	1,000,000	1,001,089
1.96%, 3/3/2020	61,000	61,163
1.99%, 5/16/2021(a)	500,000	512,580

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Exxon Mobil Corp.
1.65%, 2/28/2018(a)	$902,000	$907,097
Total Capital Canada Ltd.
1.45%, 1/15/2018	1,000,000	999,667
		5,689,919
Pharmaceuticals – 7.6%
AstraZeneca plc
1.75%, 11/16/2018	902,000	903,297
1.57%, 11/16/2018(a)	902,000	907,530
Eli Lilly & Co.
1.25%, 3/1/2018	2,248,000	2,245,601
GlaxoSmithKline Capital plc
1.50%, 5/8/2017	2,762,000	2,762,116
Johnson & Johnson
5.55%, 8/15/2017	1,204,000	1,219,241
1.13%, 11/21/2017	942,000	941,400
1.32%, 3/1/2019(a)	952,000	957,370
Merck & Co., Inc.
1.41%, 5/18/2018(a)	3,200,000	3,211,696
		13,148,251
Road & Rail – 0.5%
Canadian National Railway Co.
1.21%, 11/14/2017(a)	818,000	818,441
Semiconductors & Semiconductor Equipment – 1.4%
Intel Corp.
1.35%, 12/15/2017	2,480,000	2,481,681
Software – 1.2%
Oracle Corp.
1.35%, 7/7/2017(a)	370,000	370,236
1.20%, 10/15/2017	1,802,000	1,801,940
		2,172,176
Specialty Retail – 0.8%
Home Depot, Inc. (The)
2.00%, 6/15/2019	3,000	3,025
Lowe’s Cos., Inc.
1.53%, 9/10/2019(a)	1,300,000	1,309,049
		1,312,074

	Principal Amount	Value
Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.
1.12%, 2/8/2019(a)	$1,500,000	$1,500,658
1.87%, 2/22/2019(a)	902,000	915,659
1.33%, 5/6/2019(a)	454,000	456,145
		2,872,462
Tobacco – 1.6%
Philip Morris International, Inc.
1.13%, 8/21/2017	2,800,000	2,798,894
Wireless Telecommunication Services – 0.2%
Vodafone Group plc
1.25%, 9/26/2017	405,000	404,824
Total Corporate Bonds (Cost $129,424,913)		129,630,468

ASSET-BACKED SECURITIES – 6.2%
American Express Credit Account Master Trust Series 2017-2, Class A, 1.44%, 9/16/2024(a)	2,000,000	2,018,067
AmeriCredit Automobile Receivables Trust Series 2015-3, Class A2A, 1.07%, 1/8/2019	43,779	43,781
BMW Vehicle Lease Trust Series 2015-2, Class A2A, 1.07%, 1/22/2018	116,592	116,581
CARDS II Trust Series 2015-2A, Class A, 1.51%, 7/15/2020(a)	1,000,000	1,001,186
CarMax Auto Owner Trust Series 2017-1, Class A2, 1.54%, 2/18/2020	1,400,000	1,400,516
Citibank Credit Card Issuance Trust Series 2017-A4, Class A4, Zero Coupon, 4/7/2022(a)	900,000	900,616
CNH Equipment Trust Series 2015-C, Class A2A, 1.10%, 12/17/2018	182,396	182,372
Ford Credit Auto Lease Trust Series 2015-B, Class A2A, 1.04%, 5/15/2018	103,239	103,230

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
GM Financial Automobile Leasing Trust Series 2015-3, Class A2A, 1.17%, 6/20/2018	$318,883	$318,813
Hyundai Auto Lease Securitization Trust Series 2017-A, Class A2B, 1.29%, 7/15/2019(a)	500,000	500,604
John Deere Owner Trust Series 2017-A, Class A2, 1.50%, 10/15/2019	1,000,000	1,000,158
Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.15%, 4/16/2018	2,000,000	2,000,000
MMAF Equipment Finance LLC Series 2017-AA, Class A1, 1.17%, 5/16/2018	1,000,000	1,000,442
World Omni Auto Receivables Trust Series 2015-B, Class A2B, 1.39%, 7/15/2019(a)	265,087	265,256
Total Asset-Backed Securities (Cost $10,829,955)		10,851,622

U.S. TREASURY OBLIGATIONS – 2.8%
U.S. Treasury Floating Rate Note
0.99%, 10/31/2018(a)	3,000,000	3,006,786
U.S. Treasury Note
0.75%, 2/28/2018	1,800,000	1,794,902
Total U.S. Treasury Obligations (Cost $4,797,063)		4,801,688

FOREIGN GOVERNMENT SECURITY – 1.2%
Japan Bank for International Cooperation
1.62%, 2/24/2020 (Cost $2,000,000)(a)	2,000,000	1,999,586

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITY – 0.6%
FHLMC
1.50%, 9/9/2019 (Cost $999,508)	$1,000,000	$999,906

SHORT-TERM INVESTMENTS – 13.5%
CERTIFICATES OF DEPOSIT – 4.6%
Chase Bank USA NA
1.50%, 1/9/2018(a)	2,000,000	2,003,916
Skandinaviska Enskilda Banken AB
1.20%, 4/26/2018(a)	3,000,000	3,000,000
Toronto-Dominion Bank
1.23%, 7/7/2017	1,000,000	1,000,416
1.66%, 10/16/2017(a)	2,000,000	2,004,954
Total Certificates of Deposit (Cost $8,000,000)		8,009,286

COMMERCIAL PAPER – 3.1%
Bennington Stark Capital Co. LLC
1.07%, 5/10/2017(c)	2,000,000	1,999,395
DBS Bank Ltd.
1.01%, 5/16/2017(c) (d)	3,000,000	2,998,727
Whirlpool Corp.
1.22%, 6/5/2017(c)	500,000	499,349
Total Commercial Paper (Cost $5,497,609)		5,497,471

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
REPURCHASE AGREEMENT – 5.8%
SG America Securities LLC, 1.26%, dated 4/28/2017, due 5/1/2017, repurchase price $10,001,050, collateralized by various Corporate Bonds, ranging from 1.44% – 11.00%, maturing 5/17/2017 – 6/5/2115; Medium Term Notes, ranging from 5.00% – 8.00%, maturing 1/15/2019 – 6/10/2045; total market value $10,911,416 (Cost $10,000,000)	$10,000,000	$10,000,000
Total Short-Term Investments (Cost $23,497,609)		23,506,757
Total Investments – 98.9% (Cost $171,549,048)		171,790,027
Other Assets Less Liabilities – 1.1%		1,943,100
NET ASSETS – 100.0%		$173,733,127
(a)	Variable or floating rate security. The interest rate shown was the current rate as of 4/30/2017 and changes periodically.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The rate shown was the current yield as of 4/30/2017.

(d)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $2,998,727, representing 1.7% of net assets.

Percentages shown are based on Net Assets.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corp.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$278,596
Aggregate gross unrealized depreciation	(37,617)
Net unrealized appreciation	$240,979
Federal income tax cost of investments	$171,549,048

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2017:

Australia	5.2%
Canada	6.0
France	0.6
Germany	2.1
Japan	1.7
Netherlands	2.4
Singapore	1.7
Sweden	1.7
Switzerland	0.7
United Kingdom	5.1
United States	71.7
Other[1]	1.1
100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2017 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS – 96.7%
FlexShares Credit-Scored US Corporate Bond Index Fund(a)	23,135	$1,169,243
FlexShares Credit-Scored US Long Corporate Bond Index Fund(a)	8,620	444,102
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund(a)	4,365	108,209
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(a)	6,797	171,692
FlexShares Ready Access Variable Income Fund(a)	2,655	200,479
FlexShares Disciplined Duration MBS Index Fund(a)	25,698	619,579
iShares 20+ Year Treasury Bond Fund	335	40,987
iShares 3-7 Year Treasury Bond Fund	1,005	124,339
iShares 7-10 Year Treasury Bond Fund	1,230	131,118
Total Exchange Traded Funds (Cost $3,009,390)		3,009,748
	Principal Amount
SHORT-TERM INVESTMENT – 0.7%
U.S. TREASURY OBLIGATION – 0.7%
U.S. Treasury Bill
0.58%, 5/18/2017 (Cost $19,994)(b) (c)	$20,000	19,993
		19,993
Total Investments – 97.4% (Cost $3,029,384)		3,029,741
Other Assets Less Liabilities – 2.6%		81,733
NET ASSETS – 100.0%		$3,111,474
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

(b)	All or a portion of the security pledged as collateral for Futures Contracts.

(c)	The rate shown was the current yield as of 4/30/2017.

Percentages shown are based on Net Assets.

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,995
Aggregate gross unrealized depreciation	(9,638)
Net unrealized appreciation	$357
Federal income tax cost of investments	$3,029,384

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Core Select Bond Fund (cont.)

As of April 30, 2017, the FlexShares Core Select Bond Fund was invested in securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2017, was as follows:

Security	Value November 18, 2016*	Purchases at Cost	Sales at Cost	Value April 30, 2017	Dividend Income	Realized Loss
FlexShares Credit-Scored US Corporate Bond Index Fund	$—	$1,164,088	$—	$1,169,243	$9,275	$—
FlexShares Credit-Scored US Long Corporate Bond Index Fund	—	459,319	12,031	444,102	7,158	(456)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	107,940	—	108,209	503	—
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	—	170,385	—	171,692	898	—
FlexShares Ready Access Variable Income Fund	—	200,425	—	200,479	284	—
FlexShares Disciplined Duration MBS Index Fund	—	1,026,566	400,537	619,579	10,656	(6,197)
	$—	$3,128,723	$412,568	$2,713,304	$28,774	$(6,653)

*	Commencement of investment operations.

Futures Contracts

FlexShares® Core Select Bond Fund had the following open short futures contracts as of April 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury 10 Year Note Futures Contract	1	06/21/2017	$125,719	$(1,144)
U.S. Treasury 5 Year Note Futures Contracts	2	06/30/2017	236,812	(2,031)
				$(3,175)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

Notes to the Financial Statements April 30, 2017 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of twenty-five operational exchange-traded funds as of April 30, 2017 (each a “Fund” and collectively, the “Funds”). The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and the FlexShares® Core Select Bond Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares Core Select Bond Fund commenced operations on November 18, 2016.

Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and the FlexShares Credit-Scored US Long Corporate Bond Index Fund seek to track Underlying Indices developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), a subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indices sponsored by Morningstar, Inc. The FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, and FlexShares STOXX® Global Broad Infrastructure Index Fund seek to track an Underlying Index sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indices sponsored by Markit Indices Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc.

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund and the FlexShares Core Select Bond Fund are each fund of funds that seeks its investment objective by investing primarily in the shares of other FlexShares ETFs and, in the case of the FlexShares Core Select Bond Fund, unaffiliated ETFs and other registered investment companies (each an “Underlying Fund”), so the

270	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund’s investment performance is directly related to the performance of its Underlying Fund(s).

The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares Ready Access Variable Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees. The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances includes periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact

FLEXSHARES SEMIANNUAL REPORT	271

Notes to the Financial Statements (cont.)

Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and FlexShares International Quality Dividend Dynamic Index Fund are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such

272	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board of Trustees.

FLEXSHARES SEMIANNUAL REPORT	273

Notes to the Financial Statements (cont.)

The following is a summary of the valuations as of April 30, 2017 for each Fund based upon the three levels defined above. During the period ended April 30, 2017, there were three Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$1,026,298,454	$—	$—	$1,026,298,454
Rights	—	—	51,404	51,404
Securities Lending Reinvestments
Certificates of Deposit	—	48,498,832	—	48,498,832
Commercial Paper	—	10,189,911	—	10,189,911
Funding Agreement	—	3,000,000	—	3,000,000
Master Demand Note	—	4,000,000	—	4,000,000
Repurchase Agreements	—	49,514,530	—	49,514,530
Total Investments	$1,026,298,454	$115,203,273	$51,404	$1,141,553,131

Other Financial Instruments
Assets
Futures Contracts	$145,132	$—	$—	$145,132
Total Other Financial Instruments	$145,132	$—	$—	$145,132

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2016	$36,207
Total gain or loss (realized/unrealized included in earnings)	18,369
Purchases†	37,843
Sales††	(41,015)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 04/30/2017	$51,404
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 04/30/2017.	$(22,646)

Contingent Value Rights	Fair Value at 4/30/2017	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
Media General, Inc.	$37,843	Income Approach	Estimated Recovery Value	1
Dyax Corp.	$13,561	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows	2

274	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*[a]	Level 2 — Other Significant Observable Inputs*[b]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Closed End Funds	$1,789,417	$—	$—	$1,789,417
Common Stocks
Aerospace & Defense	6,548,540	4,420	—	6,552,960
Auto Components	21,401,423	22,164	—	21,423,587
Banks	108,032,949	306,882	530	108,340,361
Equity Real Estate Investment Trusts (REITs)	20,943,714	57,660	—	21,001,374
Food Products	19,424,441	11,204	—	19,435,645
Media	13,494,316	28,833	—	13,523,149
Metals & Mining	27,628,726	8,401	—	27,637,127
Pharmaceuticals	31,029,778	104,077	—	31,133,855
Other*	547,733,188	—	—	547,733,188
Investment Company	3,255	—	—	3,255
Rights	26,133	763	—	26,896
Securities Lending Reinvestments
Certificates of Deposit	—	2,050,430	—	2,050,430
Commercial Paper	—	399,519	—	399,519
Master Demand Note	—	500,000	—	500,000
Repurchase Agreements	—	11,295,509	—	11,295,509
Total Investments	$798,055,880	$14,789,862	$530	$812,846,272

Other Financial Instruments
Assets
Futures Contracts	$155,506	$—	$—	$155,506
Forward Foreign Currency Contracts	—	101,882	—	101,882
Liabilities
Futures Contracts	(23,579)	—	—	(23,579)
Forward Foreign Currency Contracts	—	(21,797)	—	(21,797)
Total Other Financial Instruments	$131,927	$80,085	$—	$212,012

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2016	$533
Total gain or loss (realized/unrealized included in earnings)	(3)
Purchases†	—
Sales††	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 04/30/2017	$530
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 04/30/2017.	$(3)

FLEXSHARES SEMIANNUAL REPORT	275

Notes to the Financial Statements (cont.)

Common Stock	Fair Value at 4/30/2017	Valuation Techniques	Unobservable Inputs	Sensitivity[3]
Banco Espirito Santo SA	$530	Discounted Cash Flow Analysis	Distressed/Defaulted Market Discount, Estimated Recovery Value	3

	Level 1 — Quoted Prices*[c]	Level 2 — Other Significant Observable Inputs*[d]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Chemicals	$16,800,245	$166,284	$—	$16,966,529
Construction Materials	6,806,009	34,780	—	6,840,789
Food Products	6,407,269	34,443	—	6,441,712
Internet & Direct Marketing Retail	134,902	10,308	—	145,210
Machinery	4,611,135	305,132	—	4,916,267
Marine	4,295,528	6,858	—	4,302,386
Metals & Mining	15,233,760	107,415	—	15,341,175
Oil, Gas & Consumable Fuels	24,209,309	86,092	—	24,295,401
Pharmaceuticals	4,669,588	257,587	—	4,927,175
Real Estate Management & Development	26,719,822	157,365	—	26,877,187
Semiconductors & Semiconductor Equipment	17,329,457	242,563	—	17,572,020
Software	1,521,926	34,165	—	1,556,091
Technology Hardware, Storage & Peripherals	28,778,228	30,179	—	28,808,407
Textiles, Apparel & Luxury Goods	7,445,988	532,244	—	7,978,232
Other*	264,815,406	—	—	264,815,406
Convertible Preferred Stock	—	777	—	777
Corporate Bond*	—	10,654	—	10,654
Rights	—	5,865	—	5,865
Warrant	267	—	—	267
Securities Lending Reinvestments
Repurchase Agreements	—	1,502,212	—	1,502,212
Total Investments	$429,778,839	$3,524,923	$—	$433,303,762

Other Financial Instruments
Assets
Futures Contracts	$166,894	$—	$—	$166,894
Forward Foreign Currency Contracts	—	6,167	—	6,167
Liabilities
Forward Foreign Currency Contracts	—	(5,874)	—	(5,874)
Total Other Financial Instruments	$166,894	$293	$—	$167,187

276	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index
Investments
Exchange Traded Fund	$20,201,209	$—	$—	$20,201,209
Total Investments	$20,201,209	$—	$—	$20,201,209

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$147,768	$—	$147,768
Liabilities
Forward Foreign Currency Contracts	—	(152,377)	—	(152,377)
Total Other Financial Instruments	$—	$(4,609)	$—	$(4,609)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index
Investments
Exchange Traded Fund	$42,205,777	$—	$—	$42,205,777
Total Investments	$42,205,777	$—	$—	$42,205,777

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$132,990	$—	$132,990
Liabilities
Forward Foreign Currency Contracts	—	(92,994)	—	(92,994)
Total Other Financial Instruments	$—	$39,996	$—	$39,996

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index
Investments
Common Stocks*	$23,471,290	$—	$—	$23,471,290
Total Investments	$23,471,290	$—	$—	$23,471,290

FLEXSHARES SEMIANNUAL REPORT	277

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Impact Index
Investments
Common Stocks*	$8,379,485	$—	$—	$8,379,485
Total Investments	$8,379,485	$—	$—	$8,379,485

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Impact Index
Investments
Closed End Fund	$1,133	$—	$—	$1,133
Common Stocks*	8,353,378	—	—	8,353,378
Total Investments	$8,354,511	$—	$—	$8,354,511

Other Financial Instruments
Assets
Futures Contracts	$1,913	$—	$—	$1,913
Total Other Financial Instruments	$1,913	$—	$—	$1,913

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$4,373,418,912	$—	$—	$4,373,418,912
Securities Lending Reinvestments
Certificates of Deposit	—	59,055,901	—	59,055,901
Commercial Paper	—	6,491,500	—	6,491,500
Funding Agreement	—	3,000,000	—	3,000,000
Master Demand Note	—	5,000,000	—	5,000,000
Repurchase Agreements	—	80,678,956	—	80,678,956
Total Investments	$4,373,418,912	$154,226,357	$—	$4,527,645,269

Other Financial Instruments
Assets
Futures Contracts	$156,041	$—	$—	$156,041
Forward Foreign Currency Contracts	—	295,195	—	295,195
Liabilities
Futures Contracts	(27,405)	—	—	(27,405)
Forward Foreign Currency Contracts	—	(210,398)	—	(210,398)
Total Other Financial Instruments	$128,636	$84,797	$—	$213,433

278	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*[e]	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index
Investments
Common Stocks
Commercial Services & Supplies	$26,761,779	$168,892	$—	$26,930,671
Other*	838,919,999	—	—	838,919,999
Securities Lending Reinvestments
Certificates of Deposit	—	11,001,228	—	11,001,228
Commercial Paper	—	2,996,136	—	2,996,136
Repurchase Agreements	—	33,401,557	—	33,401,557
Total Investments	$865,681,778	$47,567,813	$—	$913,249,591

Other Financial Instruments
Assets
Futures Contracts	$90,087	$—	$—	$90,087
Forward Foreign Currency Contracts	—	47,328	—	47,328
Liabilities
Futures Contracts	(6,289)	—	—	(6,289)
Forward Foreign Currency Contracts	—	(34,627)	—	(34,627)
Total Other Financial Instruments	$83,798	$12,701	$—	$96,499

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index
Investments
Common Stocks*	$202,893,590	$—	$—	$202,893,590
Right	—	2,541	—	2,541
Securities Lending Reinvestments
Certificates of Deposit	—	1,500,803	—	1,500,803
Commercial Paper	—	399,519	—	399,519
Master Demand Note	—	100,000	—	100,000
Repurchase Agreements	—	2,036,752	—	2,036,752
Total Investments	$202,893,590	$4,039,615	$—	$206,933,205

Other Financial Instruments
Assets
Futures Contracts	$37,607	$—	$—	$37,607
Liabilities
Futures Contracts	(1,382)	—	—	(1,382)
Total Other Financial Instruments	$36,225	$—	$—	$36,225

FLEXSHARES SEMIANNUAL REPORT	279

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index
Investments
Exchange Traded Funds	$2,673,702	$—	$—	$2,673,702
Total Investments	$2,673,702	$—	$—	$2,673,702

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index
Investments
Common Stocks*	$1,683,662,428	$—	$—	$1,683,662,428
Securities Lending Reinvestments
Certificates of Deposit	—	68,392,815	—	68,392,815
Commercial Paper	—	16,983,581	—	16,983,581
Funding Agreement	—	4,000,000	—	4,000,000
Repurchase Agreements	—	47,908,255	—	47,908,255
Total Investments	$1,683,662,428	$137,284,651	$—	$1,820,947,079

Other Financial Instruments
Assets
Futures Contracts	$105,695	$—	$—	$105,695
Total Other Financial Instruments	$105,695	$—	$—	$105,695

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index
Investments
Common Stocks*	$301,210,025	$—	$—	$301,210,025
Rights	—	8,988	—	8,988
Securities Lending Reinvestments
Certificates of Deposit	—	7,501,514	—	7,501,514
Commercial Paper	—	2,197,183	—	2,197,183
Master Demand Note	—	500,000	—	500,000
Repurchase Agreements	—	16,197,570	—	16,197,570
Total Investments	$301,210,025	$26,405,255	$—	$327,615,280

Other Financial Instruments
Assets
Futures Contracts	$33,967	$—	$—	$33,967
Total Other Financial Instruments	$33,967	$—	$—	$33,967

280	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index
Investments
Common Stocks*	$66,658,698	$—	$—	$66,658,698
Securities Lending Reinvestments
Commercial Paper	—	199,759	—	199,759
Master Demand Note	—	100,000	—	100,000
Repurchase Agreements	—	1,889,680	—	1,889,680
Total Investments	$66,658,698	$2,189,439	$—	$68,848,137

Other Financial Instruments
Assets
Futures Contracts	$8,317	$—	$—	$8,317
Total Other Financial Instruments	$8,317	$—	$—	$8,317

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index
Investments
Common Stocks*	$696,118,632	$—	$—	$696,118,632
Right	—	2,748	—	2,748
Securities Lending Reinvestments
Commercial Paper	—	99,880	—	99,880
Repurchase Agreements	—	6,764,351	—	6,764,351
Total Investments	$696,118,632	$6,866,979	$—	$702,985,611

Other Financial Instruments
Assets
Futures Contracts	$214,193	$—	$—	$214,193
Forward Foreign Currency Contracts	—	93,165	—	93,165
Liabilities
Futures Contracts	(30,728)	—	—	(30,728)
Forward Foreign Currency Contracts	—	(85,378)	—	(85,378)
Total Other Financial Instruments	$183,465	$7,787	$—	$191,252

FLEXSHARES SEMIANNUAL REPORT	281

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index
Investments
Common Stocks*	$81,501,432	$—	$—	$81,501,432
Right	—	294	—	294
Securities Lending Reinvestments
Repurchase Agreements	—	2,504,854	—	2,504,854
Total Investments	$81,501,432	$2,505,148	$—	$84,006,580

Other Financial Instruments
Assets
Futures Contracts	$48,343	$—	$—	$48,343
Forward Currency Contracts	—	488	—	488
Liabilities
Forward Foreign Currency Contracts	—	(83)	—	(83)
Total Other Financial Instruments	$48,343	$405	$—	$48,748

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*[f]	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index
Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$924,589	$89,442	$—	$1,014,031
Other*	55,637,412	—	—	55,637,412
Right	—	294	—	294
Securities Lending Reinvestments
Repurchase Agreements	—	1,116,788	—	1,116,788
Total Investments	$56,562,001	$1,206,524	$—	$57,768,525

Other Financial Instruments
Assets
Futures Contracts	$29,161	$—	$—	$29,161
Total Other Financial Instruments	$29,161	$—	$—	$29,161

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$2,012,300,244	$—	$2,012,300,244
Total Investments	$—	$2,012,300,244	$—	$2,012,300,244

282	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$765,018,128	$—	$765,018,128
Total Investments	$—	$765,018,128	$—	$765,018,128

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index
Investments
Mortgage-Backed Securities	$—	$35,896,473	$—	$35,896,473
Total Investments	$—	$35,896,473	$—	$35,896,473

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$39,831,403	$—	$39,831,403
Total Investments	$—	$39,831,403	$—	$39,831,403

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index
Investments
Corporate Bonds*	$—	$9,987,948	$—	$9,987,948
Total Investments	$—	$9,987,948	$—	$9,987,948

FLEXSHARES SEMIANNUAL REPORT	283

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income
Investments
Asset-Backed Securities	$—	$10,851,622	$—	$10,851,622
Corporate Bonds*	—	129,630,468	—	129,630,468
Foreign Government Security	—	1,999,586	—	1,999,586
U.S. Government Agency Security	—	999,906	—	999,906
Short-Term Investments	—	23,506,757	—	23,506,757
U.S. Treasury Obligations	—	4,801,688	—	4,801,688
Total Investments	$—	$171,790,027	$—	$171,790,027

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Core Select Bond
Investments
Exchange Traded Funds	$3,009,748	$—	$—	$3,009,748
Short-Term Investment	—	19,993	—	19,993
Total Investments	$3,009,748	$19,993	$—	$3,029,741

Other Financial Instruments
Liabilities
Futures Contracts	$(3,175)	$—	$—	$(3,175)
Total Other Financial Instruments	$(3,175)	$—	$—	$(3,175)

*	See Schedules of Investments for segregation by industry type.

†	Purchases include all purchases of securities and securities received in corporate actions.

††	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate action.

a	During the period ended April 30, 2017, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $512 or 0.00% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

b	During the period ended April 30, 2017, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $212,733 or 0.03% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

c	During the period ended April 30, 2017, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $65,835 or 0.02% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

d	During the period ended April 30, 2017, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $1,067,471 or 0.24% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

e

During the period ended April 30, 2017, the FlexShares STOXX® Global Broad Infrastructure Index Fund changed classification of security with a market value of $168,892 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

f	During the period ended April 30, 2017, the FlexShares International Quality Dividend Dynamic Index Fund changed classification of security with a market value of $89,442 or 0.16% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

284	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

1	The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in estimated recovery value would result in a significantly higher (lower) fair value measurement.

2	The significant unobservable inputs that can be used in the fair value measurement are Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

3	The significant unobservable inputs that can be used in the fair value measurement are Distressed/Defaulted Market Discount and Estimated Recovery Value. Significant increases (decreases) in the market discount in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in estimated recovery value in isolation would result in a significantly higher (lower) fair value measurement.

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s underlying index.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund) will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund

FLEXSHARES SEMIANNUAL REPORT	285

Notes to the Financial Statements (cont.)

(through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund may invest in inflation-indexed securities.

TIPS issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such TBA contracts, the FlexShares Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

286	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, and is not reflected in the assets of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. As of April 30, 2017, the FlexShares Ready Access Variable Income Fund had entered into repurchase agreements, as reflected in its Schedule of Investments under the caption “Repurchase Agreements.”

As of the period ended April 30, 2017 the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

FLEXSHARES SEMIANNUAL REPORT	287

Notes to the Financial Statements (cont.)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).”

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2017, which were comprised of cash, were as follow:

Fund
FlexShares Morningstar US Market Factor Tilt Index Fund	$115,207,632
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	14,247,723
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	1,502,212
FlexShares Morningstar Global Upstream Natural Resources Index Fund	154,224,604

288	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund
FlexShares STOXX® Global Broad Infrastructure Index Fund	$47,397,378
FlexShares Global Quality Real Estate Index Fund	4,039,473
FlexShares Quality Dividend Index Fund	137,357,805
FlexShares Quality Dividend Defensive Index Fund	26,396,870
FlexShares Quality Dividend Dynamic Index Fund	2,189,156
FlexShares International Quality Dividend Index Fund	6,864,089
FlexShares International Quality Dividend Defensive Index Fund	2,504,854
FlexShares International Quality Dividend Dynamic Index Fund	1,116,788

At April 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. The FlexShares Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transact in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) on futures contracts”. As of April 30, 2017, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Core Select Bond Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

FLEXSHARES SEMIANNUAL REPORT	289

Notes to the Financial Statements (cont.)

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund expect to use forward foreign currency contracts to hedge the currency exposure resulting from investments in foreign securities, to facilitate local settlements or to protect against currency exposure in connection with their distributions to shareholders. The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index

Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes. All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statement of Operations. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) on foreign currency transactions” and (ii) unrealized gains or losses in “Net change in

290	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2017, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agree-

ment or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of New York	$11,141	$—	$—	$11,141
	Foreign Currency Contracts — Citibank NA	30,636	—	—	30,636
	Foreign Currency Contracts — Goldman Sachs & Co.	1,415	(1,415)	—	—
	Foreign Currency Contracts — Morgan Stanley	26,666	(181)	—	26,485
	Foreign Currency Contracts — Societe Generale	2,269	—	—	2,269
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	29,755	(16,662)	—	13,093
	Total	$101,882	$(18,258)	$—	$83,624

FLEXSHARES SEMIANNUAL REPORT	291

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank NA	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	2,172	—	—	2,172
	Foreign Currency Contracts — JPMorgan Chase Bank	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	3,995	(217)	—	3,778
	Total	$6,167	$(217)	$—	$5,950
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Toronto-Dominion Bank (The)	$147,768	$(147,768)	$—	$—
	Total	$147,768	$(147,768)	$—	$—
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$18,952	$(18,952)	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co.	45,361	(6,651)	—	38,710
	Foreign Currency Contracts — JPMorgan Chase Bank	12,971	(12,971)	—	—
	Foreign Currency Contracts — Morgan Stanley	580	—	—	580
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	55,126	(29,223)	—	25,903
	Total	$132,990	$(67,797)	$—	$65,193
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of New York	$1,590	$(1,590)	$—	$—
	Foreign Currency Contracts — Citibank NA	834	(834)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	42,785	(42,785)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	42,322	(2,376)	—	39,946
	Foreign Currency Contracts — Societe Generale	24,815	(24,815)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	182,849	(28,388)	—	154,461
	Total	$295,195	$(100,788)	$—	$194,407
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Citibank NA	$1,318	$(1,318)	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co.	6,556	(4,432)	—	2,124
	Foreign Currency Contracts — Morgan Stanley	6,179	—	—	6,179
	Foreign Currency Contracts — Societe Generale	4,600	—	—	4,600
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	28,675	(13,546)	—	15,129
	Total	$47,328	$(19,296)	$—	$28,032

292	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$3,396	$(1,230)	$—	$2,166
	Foreign Currency Contracts — Bank of New York	2,501	(2,501)	—	—
	Foreign Currency Contracts — Citibank NA	27,766	(3,057)	—	24,709
	Foreign Currency Contracts — Goldman Sachs & Co.	23,879	(23,879)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	3,828	(3,828)	—	—
	Foreign Currency Contracts — Morgan Stanley	12,787	(12,659)	—	128
	Foreign Currency Contracts — Societe Generale	19,008	—	—	19,008
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	—	—	—	—
	Total	$93,165	$(47,154)	$—	$46,011
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of New York	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank NA	488	—	—	488
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Total	$488	$—	$—	$488
FlexShares Ready Access Variable Income Fund	Repurchase Agreements — SG Americas Securities LLC	$10,000,000	$(10,000,000)	$—	$—
		$10,000,000	$(10,000,000)	$—	$—

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of New York	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank NA	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	(4,954)	1,415		(3,539)
	Foreign Currency Contracts — Morgan Stanley	(181)	181	—	—
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(16,662)	16,662	—	—
	Total	$(21,797)	$18,258	$—	$(3,539)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(769)	$—	$—	$(769)
	Foreign Currency Contracts — Citibank NA	(4,872)	—	—	(4,872)
	Foreign Currency Contracts — Goldman Sachs & Co.	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(16)	—	—	(16)
	Foreign Currency Contracts — Morgan Stanley	(217)	217	—	—
	Total	$(5,874)	$217	$—	$(5,657)
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Toronto-Dominion Bank (The)	$(152,377)	$147,768	$—	$(4,609)
	Total	$(152,377)	$147,768	$—	$(4,609)

FLEXSHARES SEMIANNUAL REPORT	293

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$(36,871)	$18,952	$—	$(17,919)
	Foreign Currency Contracts — Goldman Sachs & Co.	(6,651)	6,651	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(20,249)	12,971	—	(7,278)
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(29,223)	29,223	—	—
	Total	$(92,994)	$67,797	$—	$(25,197)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of New York	$(24,556)	$1,590	$—	$(22,966)
	Foreign Currency Contracts — Citibank NA	(58,693)	834	—	(57,859)
	Foreign Currency Contracts — Goldman Sachs & Co.	(44,253)	42,785	—	(1,468)
	Foreign Currency Contracts — JPMorgan Chase Bank	(2,265)	—	—	(2,265)
	Foreign Currency Contracts — Morgan Stanley	(2,376)	2,376	—	—
	Foreign Currency Contracts — Societe Generale	(49,867)	24,815	—	(25,052)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(28,388)	28,388	—	—
	Total	$(210,398)	$100,788	$—	$(109,610)
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Citibank NA	$(16,649)	$1,318	$—	$(15,331)
	Foreign Currency Contracts — Goldman Sachs & Co.	(4,432)	4,432	—	—
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(13,546)	13,546	—	—
	Total	$(34,627)	$19,296	$—	$(15,331)
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$(1,230)	$1,230	$—	$—
	Foreign Currency Contracts — Bank of New York	(15,852)	2,501	—	(13,351)
	Foreign Currency Contracts — Citibank NA	(3,057)	3,057	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	(44,806)	23,879	—	(20,927)
	Foreign Currency Contracts — JPMorgan Chase Bank	(7,684)	3,828	—	(3,856)
	Foreign Currency Contracts — Morgan Stanley	(12,659)	12,659	—	—
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(90)	—	—	(90)
	Total	$(85,378)	$47,154	$—	$(38,224)
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of New York	$(1)	$—	$—	$(1)
	Foreign Currency Contracts — Citibank NA	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(82)	—	—	(82)
	Total	$(83)	$—	$—	$(83)

294	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2017

Derivatives by risk type	Counterparty		Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	Citibank NA, Merrill Lynch and UBS AG		Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar US Market Factor Tilt Index Fund	$145,132
Equity Index Futures Contracts	Citibank NA and UBS AG		Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	155,506
Equity Index Futures Contracts	Citibank NA and UBS AG		Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(23,579)
Foreign Currency Contracts	Bank of New York, Citibank NA, Goldman Sachs & Co., Morgan Stanley, Societe Generale and Toronto- Dominion Bank (The	)	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	101,882
Foreign Currency Contracts	Goldman Sachs & Co., Morgan Stanley and Toronto- Dominion Bank (The		Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(21,797)

FLEXSHARES SEMIANNUAL REPORT	295

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty		Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	Citibank NA, Goldman Sachs & Co., Merrill Lynch and UBS AG		Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$166,894
Foreign Currency Contracts	Goldman Sachs & Co., and Morgan Stanley		Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	6,167
Foreign Currency Contracts	BNP Paribas SA, Citibank NA, JPMorgan Chase Bank, and Morgan Stanley		Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(5,874)
Foreign Currency Contracts	Toronto- Dominion Bank (The)		Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	147,768
Foreign Currency Contracts	Toronto- Dominion Bank (The)		Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	(152,377)
Foreign Currency Contracts	Citibank NA, Goldman Sachs & Co., JPMorgan Chase Bank, Morgan Stanley and Toronto- Dominion Bank (The	)	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	132,990

296	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty		Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Citibank NA, Goldman Sachs & Co., JPMorgan Chase Bank, and Toronto- Dominion Bank (The	)	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	$(92,994)
Equity Index Futures Contracts	Citibank NA and UBS AG		Assets — Unrealized appreciation on futures contracts*	FlexShares® STOXX® Global ESG Impact Index Fund	1,913
Equity Index Futures Contracts	Citibank NA and UBS AG		Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	156,041
Equity Index Futures Contracts	Citibank NA and UBS AG		Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(27,405)
Foreign Currency Contracts	Bank of New York, Citibank NA, Goldman Sachs & Co., Morgan Stanley, Societe Generale and Toronto- Dominion Bank (The	)	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	295,195

FLEXSHARES SEMIANNUAL REPORT	297

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty		Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of New York, Citibank NA, Goldman Sachs & Co., JPMorgan Chase Bank, Morgan Stanley, Societe Generale and Toronto- Dominion Bank (The	)	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(210,398)
Equity Index Futures Contracts	Citibank NA and Merrill Lynch		Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	90,087
Equity Index Futures Contracts	Citibank NA		Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	(6,289)
Foreign Currency Contracts	Citibank NA, Goldman Sachs & Co., Morgan Stanley, Societe Generale and Toronto- Dominion Bank (The	)	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	47,328

298	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty		Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Citibank NA, Goldman Sachs & Co., and Toronto- Dominion Bank (The	)	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	$(34,627)
Equity Index Futures Contracts	Citibank NA		Assets — Unrealized appreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	37,607
Equity Index Futures Contracts	Citibank NA		Liabilities — Unrealized depreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	(1,382)
Equity Index Futures Contracts	Citibank NA		Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Index Fund	105,695
Equity Index Futures Contracts	Citibank NA and Merrill Lynch		Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Defensive Index Fund	33,967
Equity Index Futures Contracts	Citibank NA		Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Dynamic Index Fund	8,317
Equity Index Futures Contracts	Citibank NA and Merrill Lynch		Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	214,193
Equity Index Futures Contracts	Citibank NA		Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	(30,728)
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank NA, Goldman Sachs & Co., JPMorgan Chase Bank, Morgan Stanley and Societe Generale		Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	93,165

FLEXSHARES SEMIANNUAL REPORT	299

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty		Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank NA, Goldman Sachs & Co., JPMorgan Chase Bank, Morgan Stanley and Toronto- Dominion Bank (The	)	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	$(85,378)
Equity Index Futures Contracts	Citibank NA		Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	48,343
Foreign Currency Contracts	Citibank NA		Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	488
Foreign Currency Contracts	Bank of New York, and Morgan Stanley		Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(83)
Equity Index Futures Contracts	Citibank NA		Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	29,161
Interest Rate Futures Contracts	UBS AG		Assets — Unrealized depreciation on futures contracts*	FlexShares Core Select Bond Fund	(3,175)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

300	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2017

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$1,732,013	$384,849
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	670,984	(23,330)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	87,979	32,394
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(10,942)	177,863
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(3,821)	4,538
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	(1,099,541)	(10,917)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(308)	—

FLEXSHARES SEMIANNUAL REPORT	301

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	$(1,562,990)	$129,439
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® US ESG Impact Index Fund	(17)	—
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global ESG Impact Index Fund	6,818	1,882
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,480,278	(18,033)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(24,392)	157,739
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	625,933	55,129
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	1,477	16,499
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	187,214	39,332

302	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	$36,692	$(10,935)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	1,507,726	133,081
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	283,180	52,290
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	94,401	9,552
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	466,498	96,560
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(67,007)	20,901
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	38,265	77,001
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	645	(15,171)

FLEXSHARES SEMIANNUAL REPORT	303

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	$22,415	$33,919
Interest Rate Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Core Select Bond Fund	(1,273)	(3,175)

At April 30, 2017, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares Morningstar US Market Factor Tilt Index Fund	—	$—	146	$416,275
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	120	634,633	106	231,315
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	100	121,563	46	214,547
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	305	630,052	—	—
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	343	1,279,004	1	211,380
FlexShares STOXX® US ESG Impact Index Fund	—	—	1	118,627
FlexShares STOXX® Global ESG Impact Index Fund	—	—	4	43,613
FlexShares Morningstar Global Upstream Natural Resources Index Fund	269	1,198,444	319	368,685
FlexShares STOXX® Global Broad Infrastructure Index Fund	101	276,374	139	189,820
FlexShares Global Quality Real Estate Index Fund	30	170,077	57	138,257
FlexShares Quality Dividend Index Fund	—	—	71	1,081,825
FlexShares Quality Dividend Defensive Index Fund	—	—	50	321,730
FlexShares Quality Dividend Dynamic Index Fund	—	—	26	171,547
FlexShares International Quality Dividend Index Fund	171	314,667	156	157,186
FlexShares International Quality Dividend Defensive Index Fund	62	161,180	45	105,637
FlexShares International Quality Dividend Dynamic Index Fund	—	—	30	76,885
FlexShares Core Select Bond Fund	—	—	5	120,278

304	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2016, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Index Fund except the FlexShares iBoxx 3-Year Target Duration TIPs Index Fund and the FlexShares iBoxx 5-Year

Target Duration TIPs Index Fund, may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and

FLEXSHARES SEMIANNUAL REPORT	305

Notes to the Financial Statements (cont.)

their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar US Market Factor Tilt Index Fund	0.25%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.59%
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	0.44%
FlexShares Currency Hedged EM Morningstar Factor Tilt Index Fund	0.64%
FlexShares US Quality Large Cap Index Fund	0.32%
FlexShares STOXX® US ESG Impact Index Fund	0.32%
FlexShares STOXX® Global ESG Impact Index Fund	0.42%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.46%
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares Global Quality Real Estate Index Fund	0.45%
FlexShares Real Assets Allocation Index Fund	0.57%
FlexShares Quality Dividend Index Fund	0.37%
FlexShares Quality Dividend Defensive Index Fund	0.37%
FlexShares Quality Dividend Dynamic Index Fund	0.37%
FlexShares International Quality Dividend Index Fund	0.47%
FlexShares International Quality Dividend Defensive Index Fund	0.47%
FlexShares International Quality Dividend Dynamic Index Fund	0.47%

Fund	Unitary Management Fee
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares Disciplined Duration MBS Index Fund	0.20%
FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%
FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%
FlexShares Ready Access Variable Income Fund	0.25%
FlexShares Core Select Bond Fund	0.35%

The Investment Adviser has contractually agreed until March 1, 2020 in the case of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and March 1, 2018 in the case of the FlexShares Real Assets Allocation Index Fund to waive Management Fees or reimburse certain expenses in an amount equal to the acquired fund fees and expenses (“AFFE”) attributable to each Fund’s investments in their respective Underlying Fund(s). In the case of the FlexShares Core Select Bond Fund, the Investment Adviser has contractually agreed to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any AFFE, if any, incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds that are not Affiliated Funds, until March 1, 2018. After these dates, the Investment Adviser and a Fund may mutually agree to extend the contractual arrangements. The Fund’s Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of a Fund and its shareholders. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund’s financial statements.

306	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Investment Adviser may voluntarily waive additional management fees. Amounts waived by the Investment Adviser may not be recouped by the Investment Adviser. As of the period ended April 30, 2017, no management fees had been voluntarily waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2018. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

FLEXSHARES SEMIANNUAL REPORT	307

Notes to the Financial Statements (cont.)

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2017	As of October 31, 2016
FlexShares Morningstar US Market Factor Tilt Index Fund	$9,000	$10,500
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	120,000	20,000
FlexShares Morningstar Emerging Market Factor Tilt Index Fund	150,000	25,000
FlexShares US Quality Large Cap Index Fund	2,500	500
FlexShares STOXX® US ESG Impact Index Fund	750	0
FlexShares Morningstar Global Upstream Natural Resources Index Fund	57,000	39,000
FlexShares STOXX® Global Broad Infrastructure Index Fund	18,000	10,000
FlexShares Global Quality Real Estate Index Fund	4,000	6,000
FlexShares Quality Dividend Index Fund	16,750	16,000
FlexShares Quality Dividend Defensive Index Fund	4,500	7,500
FlexShares Quality Dividend Dynamic Index Fund	750	750
FlexShares International Quality Dividend Index Fund	45,000	35,000
FlexShares International Quality Dividend Defensive Index Fund	0	10,000
FlexShares International Quality Dividend Dynamic Index Fund	10,000	0
FlexShares Disciplined Duration MBS Index Fund	1,200	800
FlexShares Credit-Scored US Long Corporate Bond Index Fund	500	0
FlexShares Ready Access Variable Income Fund	1,400	700

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares Core Select Bond Fund do not charge creation unit transaction fees.

10. Investment Transactions

For the six months ended April 30, 2017, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2017, were as follows:

Fund	Purchases	Sales
FlexShares Morningstar US Market Factor Tilt Index Fund	$90,790,363	$84,431,242
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	76,725,169	54,115,527
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	132,810,114	47,663,787
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	431,234	973,973
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	724,363	1,658,408
FlexShares US Quality Large Cap Index Fund	3,111,078	3,041,808
FlexShares STOXX® US ESG Impact Index Fund	1,519,071	1,535,652
FlexShares STOXX® Global ESG Impact Index Fund	1,871,048	1,874,485
FlexShares Morningstar Global Upstream Natural Resources Index Fund	600,921,944	495,995,562

308	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales
FlexShares STOXX® Global Broad Infrastructure Index Fund	$59,555,102	$51,984,058
FlexShares Global Quality Real Estate Index Fund	57,550,786	59,310,875
FlexShares Real Assets Allocation Index Fund	272,855	272,349
FlexShares Quality Dividend Index Fund	599,962,948	596,516,964
FlexShares Quality Dividend Defensive Index Fund	113,717,945	114,291,171
FlexShares Quality Dividend Dynamic Index Fund	18,372,545	18,700,135
FlexShares International Quality Dividend Index Fund	208,496,275	175,603,377
FlexShares International Quality Dividend Defensive Index Fund	24,640,196	24,357,233
FlexShares International Quality Dividend Dynamic Index Fund	18,109,177	11,325,717
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,266,680,058	1,273,755,630
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	325,161,511	329,339,059
FlexShares Disciplined Duration MBS Index Fund	12,074,630	16,741,689
FlexShares Credit-Scored US Corporate Bond Index Fund	19,710,969	14,964,475
FlexShares Credit-Scored US Long Corporate Bond Index Fund	4,102,926	6,830,569

Fund	Purchases	Sales
FlexShares Ready Access Variable Income Fund*	$76,288,049	$39,464,067
FlexShares Core Select Bond Fund**	1,137,124	1,108,715

*	Include $15,994,942 in purchases and $12,104,609 in sales in U.S. Government Securities.

**	Include $371,080 in purchases and $371,920 in sales in U.S. Government Securities.

11. In-Kind Transactions

During the period ended April 30, 2017, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2017, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar US Market Factor Tilt Index Fund	$95,832,003
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	91,324,877
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	15,471,439
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	25,855,908
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	7,391,540
FlexShares US Quality Large Cap Index Fund	20,338,468
FlexShares STOXX® US ESG Impact Index Fund	2,782,815
FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,270,006,141
FlexShares STOXX® Global Broad Infrastructure Index Fund	148,462,452
FlexShares Global Quality Real Estate Index Fund	2,544,175
FlexShares Real Assets Allocation Index Fund	1,307,322
FlexShares Quality Dividend Index Fund	266,036,911
FlexShares Quality Dividend Defensive Index Fund	30,760,931

FLEXSHARES SEMIANNUAL REPORT	309

Notes to the Financial Statements (cont.)

Fund	Fair Value
FlexShares Quality Dividend Dynamic Index Fund	$9,199,812
FlexShares International Quality Dividend Index Fund	119,044,072
FlexShares International Quality Dividend Defensive Index Fund	5,529,509
FlexShares International Quality Dividend Dynamic Index Fund	27,276,479
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	187,823,770
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	121,487,859
FlexShares Core Select Bond Fund*	2,987,399

*	For the period November 18, 2016 (commencement of investment operations) through April 30, 2017.

During the six-month period ended April 30, 2017, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index and FlexShares iBoxx 5-Year Target Duration TIPS Index delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the six month period ended April 30, 2017, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains (Losses)
FlexShares Morningstar US Market Factor Tilt Index Fund	$9,622,143	$4,653,966
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	10,677,673	815,491

Fund	Fair Value	Net Realized Gains (Losses)
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	$1,326,146	$348,676
FlexShares US Quality Large Cap Index Fund	4,198,671	511,317
FlexShares Quality Dividend Index Fund	161,949,631	36,976,052
FlexShares Quality Dividend Defensive Index Fund	1,982,980	480,325
FlexShares Quality Dividend Dynamic Index Fund	1,950,820	396,083
FlexShares International Quality Dividend Defensive Index Fund	5,287,582	304,893
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	11,141,790	193,678
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	3,755,999	60,855

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

310	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2017.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2017.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,149.80	$1.33	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$1,114.00	$2.04	0.39%
Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$1,099.30	$3.07	0.59%
Hypothetical	$1,000.00	$1,021.87	$2.96	0.59%

FLEXSHARES SEMIANNUAL REPORT	311

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund(a)
Actual	$1,000.00	$1,134.70	$0.32	0.06%
Hypothetical	$1,000.00	$1,024.50	$0.30	0.06%
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund(a)
Actual	$1,000.00	$1,080.30	$0.31	0.06%
Hypothetical	$1,000.00	$1,024.50	$0.30	0.06%
FlexShares® US Quality Large Cap Index Fund
Actual	$1,000.00	$1,131.70	$1.69	0.32%
Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%
FlexShares® STOXX® US ESG Impact Index Fund
Actual	$1,000.00	$1,133.40	$1.69	0.32%
Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%
FlexShares® STOXX® Global ESG Impact Index Fund
Actual	$1,000.00	$1,127.40	$2.22	0.42%
Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$1,074.40	$2.37	0.46%
Hypothetical	$1,000.00	$1,022.51	$2.31	0.46%
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Actual	$1,000.00	$1,071.00	$2.41	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® Global Quality Real Estate Index Fund
Actual	$1,000.00	$1,050.90	$2.29	0.45%
Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%
FlexShares® Real Assets Allocation Index Fund(a)
Actual	$1,000.00	$1,060.40	$0.61	0.12%
Hypothetical	$1,000.00	$1,024.20	$0.60	0.12%
FlexShares® Quality Dividend Index Fund
Actual	$1,000.00	$1,120.80	$1.95	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
FlexShares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,107.60	$1.93	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

312	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,145.70	$1.97	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
FlexShares® International Quality Dividend Index Fund
Actual	$1,000.00	$1,113.50	$2.46	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,086.30	$2.43	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,121.80	$2.47	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,005.40	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,001.10	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
FlexShares® Disciplined Duration MBS Index Fund
Actual	$1,000.00	$989.80	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
FlexShares® Credit-Scored US Corporate Bond Index Fund
Actual	$1,000.00	$999.30	$1.09	0.22%
Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Actual	$1,000.00	$991.00	$1.09	0.22%
Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%
FlexShares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,004.40	$1.24	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%
FlexShares® Core Select Bond Fund(a) (b)
Actual	$1,000.00	$1,007.80	$0.75	0.17%
Hypothetical	$1,000.00	$1,023.95	$0.85	0.17%

FLEXSHARES SEMIANNUAL REPORT	313

Fund Expenses (cont.)

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

(b)	The Fund commenced operations on November 18, 2016. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 161 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

314	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (Unaudited)

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Valuation Risk

The sale price the Funds could receive for a security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

Calculation Methodology Risk

Each of the Index Funds is subject to Calculation Methodology Risk. The Fund’s Underlying Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider nor the Investment Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund and the FlexShares Ready Access Variable Income

FLEXSHARES SEMIANNUAL REPORT	315

Supplemental Information (cont.)

Fund is subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class. The Credit-Scored US Corporate Bond Index Fund and Credit-Scored US Long Corporate Bond Index Fund may be adversely impacted by events affecting the U.S. financials sector. The U.S. financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaults, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company, or on the sector as a whole cannot be predicted.

Interest Rate/Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in Master Limited Partnerships (MLPs). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

316	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Large Cap Risk

The FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund are subject to the risk that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk

The FlexShares STOXX® US ESG Impact Index Fund and the FlexShares STOXX® Global ESG Impact Index Fund may invest in stocks of mid-sized companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mid and Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund’s (including through its investment in its Underlying Fund(s)) investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

ESG Investment Risk

The FlexShares STOXX® US ESG Impact Index Fund and the FlexShares STOXX® Global ESG Impact Index Fund are subject to the risk that because the methodology of the Underlying Index selects and assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize ESG criteria when selecting investments.

FLEXSHARES SEMIANNUAL REPORT	317

Supplemental Information (cont.)

Global Natural Resource Industry Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risks apply to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund):

Interest Rate Risk

The Fund is subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may

318	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risk applies only to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, and the FlexShares Core Select Bond Fund:

Fund of Funds Risk

The Fund is subject to the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Fund(s) in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Fund(s) and other securities in which the Fund invests based on their market valuations.

An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Fund(s). The Fund will indirectly pay a proportional share of the expenses of the Underlying Fund(s) in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to an Underlying Fund changes from time to time, or to the extent that the expense ratio of an Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The following risk applies only to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund:

Currency Hedging Risk

The Fund is subject to the risk that the Fund’s hedging transactions will not be effective. The Fund enters into foreign currency forward contracts designed to offset the Fund’s currency exposure of non-U.S. dollar denominated securities included in the Underlying Index against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s foreign currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Because the Fund’s currency hedge is reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of a investment in the Fund may also go up or down quickly and unpredictably and investors may lose money. In addition, a Fund’s currency hedging activities may involve frequent trading of currency instruments, which may increase transaction costs and cause the Fund’s return to deviate from the Underlying Index.

In seeking to track the performance of the Underlying Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts, which may include non-deliverable foreign currency forward contracts (“NDFs”). NDFs on currencies are often less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to

FLEXSHARES SEMIANNUAL REPORT	319

Supplemental Information (cont.)

structure its hedging transactions as intended. In addition, NTI may seek to limit the size of the Fund in order to attempt to reduce a situation where the Fund is unable to obtain sufficient liquidity in an underlying currency to implement its investment objective.

Hedging Risk

The FlexShares Core Select Bond Fund is subject to the risk that the Fund’s short positions in U.S. Treasury futures and transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes.

Corporate Bond Risk

The FlexShares Credit-Scored US Corporate Bond Index Fund and the FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Liquidity Risk

The Fund is subject to the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

320	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund:

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage Related and Other Asset-Backed Risks

The FlexShares Disciplined Duration MBS Index Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

The following risk applies to the FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund:

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The following risk applies to the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, Fund FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and/or non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

FLEXSHARES SEMIANNUAL REPORT	321

Supplemental Information (cont.)

The following risk applies to the FlexShares STOXX US ESG Impact Index Fund and the FlexShares US Quality Large Cap Index Fund:

Information Technology Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. information technology sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s price.

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

322	FLEXSHARES SEMIANNUAL REPORT

For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

FLEXSHARES SEMIANNUAL REPORT	323

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt Hedged IndexSM, Morningstar® Emerging Markets Factor Tilt Hedged IndexSM and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Impact Index, STOXX® Global ESG Impact Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, and Northern Trust Credit-Scored US Corporate Bond IndexSM , Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. “BofA Merrill Lynch” and “The BofA Merrill Lynch Constrained Duration US Mortgage Backed Securities IndexSM” are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by NTI.

FS00118-0617

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
July 6, 2017

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
July 6, 2017